Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited)
January 31, 2026

Shares	Investments	Cost	Fair Value
	Common Stock (A) (2.96%)
	Australia (0.05%)
	Metals & Mining
2,486	Lynas Rare Earths Ltd.	$21,559	$25,630
	Canada (0.06%)
	Oil, Gas & Consumable Fuels
2,348	NexGen Energy Ltd.	20,298	29,650
	China (0.04%)
	Textiles, Apparel & Luxury Goods
195	Laopu Gold Co., Ltd. Class H	18,473	19,392
	Cyprus (0.13%)
	Banks
6,118	Bank of Cyprus Holdings PLC	51,496	67,925
	France (1.33%)
	Ground Transportation
43,792	Ayvens SA 144A	526,009	637,273
	Media
2,376	Altice USA, Inc.	41,162	44,887
	Total France	567,171	682,160
	United Kingdom (0.74%)
	Banks
29,532	Shawbrook Group PLC 144A	153,621	190,675
	Electric Utilities
5,714	SSE PLC	153,820	190,254
	Total United Kingdom	307,441	380,929
	United States (0.61%)
	Construction & Engineering
6,415	Centuri Holdings, Inc.	125,734	177,054
	Semiconductors & Semiconductor Equipment
300	NVIDIA Corp.	57,000	57,339
	Specialty Retail
400	Five Below, Inc.	68,000	76,656
	Total United States	250,734	311,049
	Total Common Stock	1,237,172	1,516,735

	Face Amount
		Fixed Income (A) (48.67%)
		Brazil (0.27%)
		Energy
USD	142,000	Petrobras Global Finance BV	6.25%	01/10/2036	138,923	139,515
		Canada (0.59%)
		Foreign Government Obligations
EUR	250,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	291,771	300,426
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		Colombia (0.77%)
		Foreign Government Obligations
USD	200,000	Colombia Government International Bonds	5.20%	05/15/2049	$145,461	$147,600
USD	245,000	Colombia Government International Bonds	6.13%	01/21/2031	242,682	244,755
		Total Colombia			388,143	392,355
		Denmark (0.41%)
		Consumer Non-cyclical
USD	200,000	Genmab A/S/Genmab Finance LLC 144A	7.25%	12/15/2033	200,000	211,672
		Hungary (0.13%)
		Foreign Government Obligations
EUR	110,000	Hungary Government International Bonds Series 30YR REG S	1.50%	11/17/2050	63,298	66,085
		Indonesia (0.24%)
		Foreign Government Obligations
USD	200,000	Indonesia Government International Bonds	3.20%	09/23/2061	125,506	123,500
		Ireland (0.54%)
		Basic Materials
EUR	200,000	Linde PLC REG S	1.00%	09/30/2051	117,248	117,919
		Consumer Non-cyclical
EUR	135,000	BMS Ireland Capital Funding DAC	4.58%	11/10/2055	154,967	157,233
		Total Ireland			272,215	275,152
		Israel (0.39%)
		Foreign Government Obligations
USD	200,000	Israel Government International Bonds Series 10YR	5.00%	01/13/2036	197,397	196,952
		Netherlands (0.80%)
		Industrial
USD	180,000	Trivium Packaging Finance BV 144A	8.25%	07/15/2030	180,000	192,073
USD	200,000	Trivium Packaging Finance BV 144A	12.25%	01/15/2031	200,000	218,842
		Total Netherlands			380,000	410,915
		Norway (0.41%)
		Energy
USD	225,000	Aker BP ASA 144A	5.80%	10/01/2054	205,153	207,357
		Philippines (0.27%)
		Foreign Government Obligations
USD	200,000	Philippine Government International Bonds	2.95%	05/05/2045	139,376	138,100
		Qatar (0.71%)
		Energy
USD	525,000	QatarEnergy REG S	3.30%	07/12/2051	352,196	362,728
		Romania (0.23%)
		Foreign Government Obligations
USD	170,000	Romania Government International Bonds REG S	4.00%	02/14/2051	111,756	118,208
		Saudi Arabia (0.40%)
		Energy
USD	200,000	Saudi Arabian Oil Co. REG S	6.38%	06/02/2055	206,599	205,160
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		South Africa (0.38%)
		Foreign Government Obligations
USD	200,000	Republic of South Africa Government International Bonds 144A	7.25%	12/11/2055	$197,000	$194,150
		Switzerland *~ (2.23%)
		Financial
USD	590,000	UBS Group AG 144A	6.63%	01/08/2031	590,000	593,306
USD	540,000	UBS Group AG 144A	7.00%	01/08/2036	540,000	546,644
		Total Switzerland			1,130,000	1,139,950
		United Arab Emirates (0.38%)
		Utilities
USD	200,000	Abu Dhabi National Energy Co. PJSC REG S	4.75%	03/09/2037	194,546	193,427
		United Kingdom (0.77%)
		Consumer Cyclical
USD	200,000	Merlin Entertainments Group US Holdings, Inc. 144A	7.38%	02/15/2031	179,171	169,343
		Consumer Non-cyclical
EUR	200,000	Bellis Acquisition Co. PLC REG S	8.00%	07/01/2031	220,006	226,628
		Total United Kingdom			399,177	395,971
		United States (38.75%)
		Basic Materials
USD	125,000	Dow Chemical Co.	6.90%	05/15/2053	128,891	129,757
USD	325,000	LYB International Finance III LLC	3.63%	04/01/2051	213,094	207,545
		Communications
EUR	200,000	Alphabet, Inc.	4.38%	11/06/2064	226,501	226,606
USD	310,000	Alphabet, Inc.	5.30%	05/15/2065	299,390	289,728
USD	210,000	Alphabet, Inc.	5.45%	11/15/2055	208,620	204,813
USD	930,000	Alphabet, Inc.	5.70%	11/15/2075	923,324	913,067
USD	325,000	Amazon.com, Inc.	5.45%	11/20/2055	323,435	316,507
USD	850,000	Amazon.com, Inc.	5.55%	11/20/2065	841,778	824,700
USD	220,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A	7.38%	02/01/2036	220,000	220,264
USD	150,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	6.70%	12/01/2055	142,460	144,846
USD	315,000	Cipher Compute LLC 144A	7.13%	11/15/2030	319,187	324,579
USD	375,000	Comcast Corp.	2.89%	11/01/2051	232,967	220,729
USD	250,000	Comcast Corp.	2.94%	11/01/2056	148,852	140,908
USD	625,000	Comcast Corp.	2.99%	11/01/2063	361,482	338,264
USD	270,000	DISH Network Corp. 144A	11.75%	11/15/2027	276,259	279,439
USD	635,000	EchoStar Corp. PIK	6.75%	11/30/2030	626,159	646,264
USD	730,000	Level 3 Financing, Inc. 144A	8.50%	01/15/2036	732,362	747,326
USD	275,000	Meta Platforms, Inc.	5.63%	11/15/2055	274,521	261,658
USD	1,190,000	Meta Platforms, Inc.	5.75%	11/15/2065	1,175,592	1,125,180
USD	325,000	Paramount Global	5.85%	09/01/2043	262,259	262,003
USD	450,000	Univision Communications, Inc. 144A	9.38%	08/01/2032	451,518	484,495
USD	65,000	Verizon Communications, Inc.	5.88%	11/30/2055	64,746	64,162
USD	175,000	Verizon Communications, Inc.	6.00%	11/30/2065	175,383	173,113
		Consumer Cyclical
USD	410,000	Petco Health & Wellness Co., Inc. 144A ±	8.25%	02/01/2031	414,250	411,074
USD	435,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 144A	8.63%	01/15/2032	435,000	443,895
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		United States (continued)
		Consumer Non-cyclical
USD	150,000	Baxter International, Inc.	3.13%	12/01/2051	$93,866	$94,357
USD	245,575	Chobani Holdco II LLC 144A PIK	8.75%	10/01/2029	258,056	261,741
USD	150,000	Conagra Brands, Inc.	5.40%	11/01/2048	133,572	132,353
EUR	115,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 144A	5.50%	05/15/2033	129,691	139,307
		Energy
USD	143,000	Aethon United BR LP/Aethon United Finance Corp. 144A	7.50%	10/01/2029	146,598	150,478
USD	34,000	Caturus Energy LLC 144A	8.50%	02/15/2030	33,820	35,449
USD	830,000	Diamondback Energy, Inc.	5.40%	04/18/2034	848,866	849,976
USD	1,230,000	Diamondback Energy, Inc.	5.75%	04/18/2054	1,155,953	1,175,147
USD	260,000	Diamondback Energy, Inc.	5.90%	04/18/2064	239,244	248,348
USD	73,000	DT Midstream, Inc. 144A	4.38%	06/15/2031	68,755	71,571
USD	68,000	Excelerate Energy LP 144A	8.00%	05/15/2030	70,532	72,718
		Financial
USD	650,000	Asurion LLC and Asurion Co-Issuer, Inc. 144A	8.00%	12/31/2032	656,078	679,123
USD	395,000	Asurion LLC and Asurion Co-Issuer, Inc. 144A	8.38%	02/01/2034	395,000	399,329
USD	325,000	Citigroup, Inc. *~	6.63%	02/15/2031	325,000	330,939
USD	270,000	Five Point Operating Co. LP 144A	8.00%	10/01/2030	270,000	280,929
USD	270,000	Freedom Mortgage Holdings LLC 144A	8.38%	04/01/2032	270,869	282,442
USD	545,000	Freedom Mortgage Holdings LLC 144A	9.25%	02/01/2029	561,561	570,547
USD	260,000	Goldman Sachs Group, Inc. *	5.07%	01/21/2037	260,000	258,885
USD	775,000	Goldman Sachs Group, Inc.	5.15%	05/22/2045	688,730	726,075
USD	425,000	Stonebriar ABF Issuer LLC 144A	8.13%	12/15/2030	425,000	441,507
		Industrial
USD	169,401	CP Atlas Buyer, Inc. 144A PIK	12.75%	01/15/2031	162,164	156,079
		Technology
USD	330,000	AthenaHealth Group, Inc. 144A	6.50%	02/15/2030	318,877	320,048
USD	605,000	Cloud Software Group, Inc. 144A	9.00%	09/30/2029	605,842	610,912
USD	175,000	Fiserv, Inc.	4.40%	07/01/2049	143,511	137,686
USD	675,000	Microsoft Corp.	2.53%	06/01/2050	412,837	409,088
USD	50,000	Microsoft Corp.	3.04%	03/17/2062	31,433	30,828
USD	250,000	Oracle Corp.	3.60%	04/01/2050	157,328	155,935
USD	275,000	Oracle Corp.	5.95%	09/26/2055	272,317	242,488
USD	810,000	Oracle Corp.	6.10%	09/26/2065	778,575	705,697
USD	502,000	Rocket Software, Inc. 144A	6.50%	02/15/2029	488,950	447,320
		Total United States			19,881,055	19,818,224
		Total Fixed Income			24,874,111	24,889,847
		Fixed Income Sell-Buyback Agreements (A) (B) (535.44%)
		Australia (2.56%)
		Foreign Government Obligations
AUD	823,000	Australia Government Bonds Series 168 REG S	3.50%	12/21/2034	522,495	524,937
AUD	14,000	Australia Government Bonds Series 172 REG S	4.25%	03/21/2036	9,190	9,370
AUD	1,292,000	Queensland Treasury Corp. REG S	1.75%	08/21/2031	758,024	773,089
		Total Australia			1,289,709	1,307,396
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Austria (3.43%)
		Foreign Government Obligations
EUR	715,000	Republic of Austria Government Bonds REG S	0.70%	04/20/2071	$292,836	$294,154
EUR	1,254,000	Republic of Austria Government Bonds REG S	3.20%	07/15/2039	1,464,352	1,461,435
		Total Austria			1,757,188	1,755,589
		Belgium (6.75%)
		Foreign Government Obligations
EUR	2,750,929	Kingdom of Belgium Government Bonds Series 105 REG S	2.60%	10/22/2030	3,282,353	3,273,899
EUR	131,429	Kingdom of Belgium Government Bonds Series 44 REG S	5.00%	03/28/2035	179,088	178,524
		Total Belgium			3,461,441	3,452,423
		Bulgaria (2.80%)
		Foreign Government Obligations
EUR	1,191,000	Bulgaria Government International Bonds REG S	4.13%	05/07/2038	1,432,002	1,429,753
		Canada (81.00%)
		Foreign Government Obligations
CAD	375,000	Canadian Government Bonds	2.75%	12/01/2048	232,036	231,912
EUR	3,353,000	CDP Financial, Inc. REG S	2.75%	02/13/2032	3,958,841	3,957,910
AUD	2,472,000	CDP Financial, Inc. REG S	4.10%	06/13/2030	1,649,883	1,682,845
USD	1,255,000	CPPIB Capital, Inc. 144A	3.63%	10/15/2028	1,250,832	1,253,313
USD	2,840,000	CPPIB Capital, Inc. 144A ±	3.88%	02/15/2031	2,826,151	2,831,538
EUR	1,126,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	1,343,781	1,343,312
USD	815,000	CPPIB Capital, Inc. REG S	4.13%	06/10/2030	821,871	824,914
AUD	2,160,000	CPPIB Capital, Inc. REG S	4.20%	05/02/2028	1,476,041	1,504,544
AUD	4,667,000	CPPIB Capital, Inc. REG S	4.40%	01/15/2029	3,191,115	3,253,227
AUD	730,000	Export Development Canada	4.00%	09/04/2030	485,419	495,564
AUD	320,000	Export Development Canada	4.50%	08/08/2029	218,885	223,452
EUR	1,180,000	OMERS Finance Trust REG S	3.13%	01/25/2029	1,432,083	1,428,720
AUD	340,000	OMERS Finance Trust REG S	4.50%	10/16/2029	230,701	235,725
EUR	1,746,000	Ontario Teachers' Finance Trust REG S	0.10%	05/19/2028	1,981,755	1,976,502
EUR	481,000	Ontario Teachers' Finance Trust REG S	1.85%	05/03/2032	537,768	536,379
USD	2,902,000	Province of Alberta	4.30%	11/02/2035	2,851,055	2,851,027
USD	490,000	Province of Alberta	4.50%	01/24/2034	493,633	494,353
AUD	401,000	Province of Alberta	5.20%	05/15/2034	273,453	279,177
USD	955,000	Province of British Columbia	4.80%	06/11/2035	972,837	974,728
AUD	480,000	Province of British Columbia REG S	4.95%	07/16/2032	326,759	333,565
AUD	612,000	Province of Manitoba	4.85%	08/28/2034	400,158	408,351
USD	2,310,000	Province of Ontario	4.45%	11/20/2035	2,296,856	2,296,074
CAD	505,000	Province of Quebec	5.00%	12/01/2038	401,073	401,965
AUD	1,759,000	Province of Quebec	5.25%	05/02/2034	1,199,998	1,224,824
USD	3,860,000	Province of Quebec Series RH	3.88%	01/14/2031	3,836,317	3,845,147
AUD	2,687,000	PSP Capital, Inc.	4.10%	08/13/2030	1,794,174	1,830,847
AUD	2,813,000	PSP Capital, Inc.	4.50%	09/05/2031	1,888,773	1,930,038
EUR	573,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	680,864	686,259
AUD	2,976,000	PSP Capital, Inc. REG S	4.60%	02/06/2029	2,043,855	2,084,061
		Total Canada			41,096,967	41,420,273
		Finland (5.04%)
		Foreign Government Obligations
EUR	389,000	Finland Government Bonds Series 31YR REG S	2.95%	04/15/2055	391,128	388,327
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Finland (continued)
		Foreign Government Obligations (continued)
EUR	1,850,000	Finland Government Bonds Series 7YR REG S	2.63%	04/15/2032	$2,193,375	$2,189,485
		Total Finland			2,584,503	2,577,812
		France (31.08%)
		Foreign Government Obligations
USD	4,280,000	Caisse d'Amortissement de la Dette Sociale 144A	4.00%	02/12/2031	4,245,416	4,266,450
USD	490,000	Caisse d'Amortissement de la Dette Sociale REG S	1.38%	01/20/2031	430,281	431,234
USD	1,633,000	Caisse d'Amortissement de la Dette Sociale REG S	2.13%	01/26/2032	1,451,024	1,455,068
EUR	1,343,000	French Republic Government Bonds OAT REG S	0.75%	05/25/2052	718,505	712,549
EUR	2,927,000	French Republic Government Bonds OAT REG S	2.00%	05/25/2048	2,384,871	2,385,112
EUR	615,000	French Republic Government Bonds OAT REG S	2.50%	05/25/2043	598,578	594,807
EUR	744,960	French Republic Government Bonds OAT REG S	3.00%	05/25/2054	698,927	692,997
EUR	1,838,000	French Republic Government Bonds OAT REG S	3.25%	05/25/2055	1,799,774	1,786,567
EUR	579,000	French Republic Government Bonds OAT REG S	3.60%	05/25/2042	657,857	658,962
EUR	2,451,000	French Republic Government Bonds OAT REG S	4.10%	05/25/2046	2,911,916	2,907,851
		Total France			15,897,149	15,891,597
		Germany (23.41%)
		Foreign Government Obligations
EUR	516,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	07/04/2044	546,025	544,473
EUR	34,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2046	35,395	35,233
EUR	3,550,500	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2034	4,189,519	4,182,670
EUR	2,354,250	Bundesrepublik Deutschland Bundesanleihe REG S	3.25%	07/04/2042	2,805,522	2,799,069
EUR	6,688,675	Bundesrepublik Deutschland Bundesanleihe REG S +	3.49%	08/15/2052	3,212,573	3,190,369
EUR	384,000	State of North Rhine-Westphalia REG S	0.95%	01/10/2121	137,650	141,162
EUR	98,000	State of North Rhine-Westphalia REG S	1.38%	01/15/2120	45,173	46,127
EUR	1,774,000	State of North Rhine-Westphalia REG S	1.45%	01/19/2122	838,065	862,926
EUR	242,000	State of North Rhine-Westphalia REG S	2.15%	03/21/2119	166,634	168,801
		Total Germany			11,976,556	11,970,830
		Greece (37.16%)
		Foreign Government Obligations
EUR	2,113,000	Hellenic Republic Government Bonds REG S	1.50%	06/18/2030	2,410,670	2,405,264
EUR	8,309,000	Hellenic Republic Government Bonds REG S	3.38%	06/16/2036	9,819,517	9,826,762
EUR	4,783,000	Hellenic Republic Government Bonds REG S	4.13%	06/15/2054	5,608,009	5,592,739
EUR	923,000	Hellenic Republic Government Bonds REG S	4.38%	07/18/2038	1,183,417	1,179,015
		Total Greece			19,021,613	19,003,780
		Italy (80.68%)
		Foreign Government Obligations
EUR	5,268,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	5,703,483	5,721,120
EUR	1,348,000	Italy Buoni Poliennali Del Tesoro Series 13YR REG S	4.05%	10/30/2037	1,681,941	1,675,382
EUR	4,018,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	4,734,864	4,790,723
EUR	5,743,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	6,845,978	6,865,778
EUR	2,199,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.65%	10/01/2055	2,730,225	2,753,976
EUR	1,590,000	Italy Buoni Poliennali Del Tesoro Series 5YR REG S	2.95%	07/01/2030	1,922,686	1,917,492
EUR	5,640,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.15%	03/15/2033	6,701,520	6,748,240
EUR	3,174,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	11/15/2032	3,783,155	3,830,745
EUR	1,992,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.50%	02/15/2031	2,462,185	2,455,599
EUR	2,862,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	4.00%	11/15/2030	3,614,598	3,604,591
EUR	153,063	Italy Buoni Poliennali Del Tesoro Series CPI REG S «	2.55%	05/15/2056	188,084	189,992
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Italy (continued)
		Foreign Government Obligations (continued)
EUR	585,000	Italy Certificati di Credito del Tesoro/CCTS-eu Series EU REG S *	2.90%	04/15/2035	$709,382	$704,876
		Total Italy			41,078,101	41,258,514
		Japan « (12.78%)
		Foreign Government Obligations
JPY	379,315,008	Japan Government CPI-Linked Bonds Series 24	0.10%	03/10/2029	2,424,674	2,470,876
JPY	65,565,664	Japan Government CPI-Linked Bonds Series 26 + (C)	(0.48%)	03/10/2031	425,342	435,588
JPY	261,827,250	Japan Government CPI-Linked Bonds Series 28 +	0.13%	03/10/2033	1,642,290	1,693,519
JPY	306,527,928	Japan Government CPI-Linked Bonds Series 30 +	0.27%	03/10/2035	1,944,266	1,934,640
		Total Japan			6,436,572	6,534,623
		Netherlands (12.98%)
		Foreign Government Obligations
AUD	1,140,000	BNG Bank NV	2.45%	07/21/2032	664,288	678,330
USD	3,612,000	BNG Bank NV 144A	4.25%	01/14/2036	3,570,148	3,568,809
AUD	385,000	BNG Bank NV REG S	3.30%	07/17/2028	256,493	261,568
EUR	831,078	Netherlands Government Bonds REG S	2.50%	07/15/2035	957,236	955,411
EUR	838,500	Netherlands Government Bonds REG S	3.50%	01/15/2056	988,434	985,187
		Utilities
EUR	100,000	Tennet Netherlands BV REG S	1.13%	06/09/2041	84,367	85,099
EUR	100,000	Tennet Netherlands BV REG S	1.88%	06/13/2036	104,524	105,272
		Total Netherlands			6,625,490	6,639,676
		Norway ± (2.46%)
		Foreign Government Obligations
NOK	12,145,000	Norway Government Bonds Series 490 REG S	4.13%	06/03/2036	1,247,199	1,256,486
		Portugal (21.96%)
		Foreign Government Obligations
EUR	1,568,000	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.00%	06/15/2035	1,848,849	1,853,848
EUR	2,690,000	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.25%	06/13/2036	3,204,249	3,214,634
EUR	2,210,000	Portugal Obrigacoes do Tesouro OT Series 15YR REG S	3.38%	06/15/2040	2,571,186	2,579,569
EUR	3,191,000	Portugal Obrigacoes do Tesouro OT Series 30YR REG S	3.63%	06/12/2054	3,584,283	3,584,032
		Total Portugal			11,208,567	11,232,083
		Spain (30.36%)
		Foreign Government Obligations
EUR	2,489,000	Spain Government Bonds REG S	0.70%	04/30/2032	2,620,931	2,614,600
EUR	825,000	Spain Government Bonds REG S	0.85%	07/30/2037	746,344	744,298
EUR	1,808,000	Spain Government Bonds REG S	3.20%	10/31/2035	2,144,056	2,148,985
EUR	1,985,000	Spain Government Bonds REG S	3.30%	04/30/2036	2,323,108	2,368,603
EUR	2,064,000	Spain Government Bonds REG S	3.50%	01/31/2041	2,386,625	2,404,003
EUR	1,360,000	Spain Government Bonds REG S	3.55%	10/31/2033	1,684,675	1,680,128
EUR	2,779,000	Spain Government Bonds REG S	4.20%	01/31/2037	3,573,429	3,563,942
		Total Spain			15,479,168	15,524,559
		Supranational (82.23%)
		Financial
USD	5,765,000	Asian Development Bank	4.25%	01/14/2036	5,762,057	5,742,974
USD	725,000	Asian Infrastructure Investment Bank	4.13%	01/14/2036	719,283	716,736
USD	2,685,000	Central American Bank for Economic Integration 144A	3.75%	01/22/2029	2,671,856	2,675,169
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Supranational (continued)
		Financial (continued)
USD	4,410,000	Corp Andina de Fomento	4.63%	01/15/2036	$4,366,124	$4,374,486
USD	5,015,000	European Investment Bank	3.75%	03/13/2031	4,988,909	4,992,860
USD	1,855,000	Inter-American Development Bank	4.13%	01/23/2036	1,831,592	1,827,801
USD	984,000	International Development Association REG S	3.75%	09/12/2031	972,359	972,975
USD	1,075,000	The OPEC Fund for International Development 144A	4.00%	01/23/2031	1,069,730	1,072,345
		Foreign Government Obligations
EUR	2,392,000	European Financial Stability Facility REG S	2.88%	01/29/2035	2,809,128	2,805,766
EUR	433,000	European Union Series UFA REG S	0.70%	07/06/2051	244,960	252,408
EUR	4,316,000	European Union Series UFA REG S	2.75%	12/13/2032	5,126,440	5,116,149
EUR	4,040,500	European Union Series UFA REG S	3.38%	10/04/2039	4,741,543	4,730,532
EUR	683,280	European Union Series UFA REG S	3.38%	10/05/2054	720,378	721,804
EUR	1,919,500	European Union Series UFA REG S	3.75%	10/12/2045	2,263,230	2,257,258
EUR	3,223,000	European Union Series UFA REG S	4.00%	10/12/2055	3,802,561	3,792,248
		Total Supranational			42,090,150	42,051,511
		Sweden (8.89%)
		Foreign Government Obligations
AUD	358,000	Svensk Exportkredit AB	4.20%	04/01/2031	237,607	242,822
SEK	1,230,000	Sweden Government Bonds Series 1064 REG S	1.38%	06/23/2071	72,095	76,536
SEK	35,031,907	Sweden Inflation Linked Bonds Series 3104 REG S «	3.50%	12/01/2028	4,097,729	4,226,396
		Total Sweden			4,407,431	4,545,754
		United Kingdom (85.17%)
		Foreign Government Obligations
GBP	7,141,685	U.K. Gilts REG S	1.00%	01/31/2032	8,228,782	8,197,362
GBP	1,949,674	U.K. Gilts REG S	1.25%	07/31/2051	1,179,537	1,170,822
GBP	2,111,250	U.K. Gilts REG S	2.50%	07/22/2065	1,601,811	1,589,816
GBP	540,500	U.K. Gilts REG S	3.50%	01/22/2045	596,393	592,210
GBP	3,966,000	U.K. Gilts REG S	3.75%	01/29/2038	4,951,870	4,924,836
GBP	1,976,000	U.K. Gilts REG S	3.75%	10/22/2053	2,119,147	2,106,621
GBP	3,708,000	U.K. Gilts REG S	4.00%	05/22/2029	5,128,000	5,107,852
GBP	2,296,000	U.K. Gilts REG S	4.25%	07/31/2034	3,121,356	3,106,515
GBP	2,385,000	U.K. Gilts REG S	4.38%	01/31/2040	3,108,901	3,091,695
GBP	3,583,870	U.K. Gilts REG S	4.38%	07/31/2054	4,286,710	4,260,864
GBP	3,647,300	U.K. Gilts REG S	4.50%	03/07/2035	5,019,408	4,997,397
GBP	1,987,500	U.K. Gilts REG S	4.75%	10/22/2043	2,620,320	2,603,645
GBP	676,029	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.13%	11/22/2037	884,192	873,230
GBP	678,553	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.75%	09/22/2038	942,353	928,778
		Total United Kingdom			43,788,780	43,551,643
		United States (4.70%)
		U.S. Government Securities
USD	2,390,800	U.S. Treasury Bonds	4.88%	08/15/2045	2,411,480	2,405,374
		Total Fixed Income Sell-Buyback Agreements			273,290,066	273,809,676
		Convertible Bonds (A) (2.12%)
		United States (2.12%)
		Consumer Non-cyclical
USD	601,000	Bridgebio Pharma, Inc. 144A	0.75%	02/01/2033	601,000	613,020
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount	Investments			Cost	Fair Value
		Convertible Bonds (A) (continued)
		United States (continued)
		Consumer Non-cyclical (continued)
USD	425,000	Ionis Pharmaceuticals, Inc. 144A +	Zero	12/01/2030	$425,000	$469,663
		Total United States			1,026,000	1,082,683
		Total Convertible Bonds			1,026,000	1,082,683
		Bank Loans * (A) (5.36%)
		France (0.79%)
		Communications
USD	398,824	Altice France SA 2021 Term Loan B	10.55%	05/30/2031	398,824	404,140
		United States (4.57%)
		Communications
USD	185,000	Connect Holding II LLC Delayed Draw Term Loan	8.58%	04/03/2031	167,193	168,761
USD	865,531	CSC Holdings LLC 2019 Term Loan B5	8.25%	04/15/2027	838,779	771,188
		Consumer Cyclical
USD	500,000	Kodiak BP, LLC 2024 Term Loan B	7.42%	12/04/2031	494,551	490,690
USD	507,757	Petco Health & Wellness Co., Inc. 2021 Term Loan B	7.18%	03/03/2028	495,663	506,427
		Industrial
USD	408,975	CP Atlas Buyer, Inc. 2025 Term Loan	8.92%	07/08/2030	404,667	401,016
		Total United States			2,400,853	2,338,082
		Total Bank Loans			2,799,677	2,742,222
		Short-Term Investments + (A) (20.97%)
		United States (20.97%)
		United States Government and Agency Obligations
		U.S. Treasury Bills
USD	1,445,000	3.89%03/26/2026			1,437,294	1,437,430
USD	2,580,000	4.51%03/17/2026 (D)			2,568,600	2,568,811
USD	500,000	7.76%03/31/2026 (D)			497,033	497,115
USD	1,905,000	8.80%02/24/2026 (D)			1,900,659	1,900,782
USD	5,000	11.25%03/05/2026			4,984	4,985
USD	1,480,000	12.67%02/17/2026 (D)			1,477,648	1,477,771
USD	2,515,000	17.22%02/19/2026 (D)			2,510,308	2,510,723
USD	325,000	22.27%02/10/2026 (D)			324,707	324,742
					10,721,233	10,722,359
		Total United States			10,721,233	10,722,359
		Total Short-Term Investments			10,721,233	10,722,359

Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (1.99%)
	Options on Equity Indices (0.93%)
1,963	Euro Stoxx Banks Index	MSI	Put	262.00	02/20/2026	514,306	8,636	5,684
195	FTSE 100 Index	ICE	Put	9,900.00	03/20/2026	1,930,500	29,001	26,491
16	FTSE 100 Index	ICE	Put	9,800.00	03/20/2026	156,800	2,592	1,789
420	MSOXWLAI Index	MSI	Put	155.61	02/20/2026	65,358	1,490	485
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Equity Indices (continued)
125	MSWLUMOL Index	MSI	Put	428.40	02/20/2026	53,550	$1,466	$1,197
126	MSWLUMOL Index	MSI	Put	429.84	02/20/2026	54,159	1,551	1,272
125	MSWLUMOL Index	MSI	Put	435.82	02/20/2026	54,478	1,130	1,567
266	Nikkei 225 Index	MSI	Put	50,011.40	02/13/2026	13,303,032	1,415	707
460	Nikkei 225 Index	MSI	Put	50,011.40	04/10/2026	23,005,244	5,153	4,220
8	S&P 500 Index	CBOE	Put	6,700.00	03/20/2026	53,600	107,944	61,720
1	S&P 500 Index	CBOE	Put	6,850.00	02/20/2026	6,850	7,384	5,790
5	S&P 500 Index	CBOE	Put	6,600.00	09/18/2026	33,000	105,647	113,500
10	S&P 500 Index	CBOE	Put	6,000.00	03/19/2027	60,000	199,573	210,750
3	S&P 500 Mini Index	MSI	Put	680.00	02/06/2026	2,040	1,771	555
43	S&P 500 Mini Index	MSI	Put	669.00	02/13/2026	28,767	8,968	8,665
3	S&P 500 Mini Index	MSI	Put	680.00	02/13/2026	2,040	1,441	1,077
2,662	STOXX Europe 600 Index	GST	Call	615.00	02/20/2026	1,637,130	27,434	17,411
71	Taiwan Capitalization Weighted Stock Index	JPM	Put	30,561.41	02/23/2026	2,169,860	996	627
33,720	Tokyo Stock Exchange TOPIX Banks Index	MSI	Put	3,539.64	02/13/2026	119,356,624	9,934	11,504
	Total Options on Equity Indices						523,526	475,011
	Options on Exchange Traded Funds (0.26%)
103	ARK Innovation ETF	CHX	Put	74.00	02/06/2026	7,622	12,598	12,669
192	Energy Select Sector SPDR Fund	PSE	Call	52.50	03/20/2026	10,080	19,518	26,112
125	Energy Select Sector SPDR Fund	PSE	Call	52.50	02/20/2026	6,563	7,914	8,750
9	Invesco QQQ Trust	AMX	Put	520.00	01/15/2027	4,680	18,777	17,190
6	Invesco QQQ Trust	AMX	Put	625.00	02/20/2026	3,750	4,612	7,527
3	Invesco QQQ Trust	AMX	Put	620.00	02/20/2026	1,860	2,086	3,158
37	Invesco QQQ Trust	AMX	Put	605.00	02/06/2026	22,385	7,949	9,250
3	Invesco QQQ Trust	AMX	Put	620.00	02/13/2026	1,860	1,679	2,654
185	iShares 7-10 Year Treasury Bond ETF	AMX	Put	95.00	03/20/2026	17,575	8,556	7,215
4	iShares Expanded Tech-Software Sector ETF	PSE	Call	100.00	02/20/2026	400	567	68
96	iShares MSCI Emerging Markets ETF	AMX	Put	57.00	04/17/2026	5,472	8,574	10,608
51	iShares Russell 2000 ETF	AMX	Put	250.00	02/20/2026	12,750	7,510	10,455
178	SPDR S&P Regional Banking ETF	AMX	Call	75.00	02/20/2026	13,350	10,331	2,492
268	SPDR S&P Regional Banking ETF	AMX	Call	74.00	02/20/2026	19,832	8,216	6,164
35	VanEck Semiconductor ETF	AMX	Put	365.00	02/20/2026	12,775	9,619	11,025
	Total Options on Exchange Traded Funds						128,506	135,337
	Options on Exchange Traded Futures Contracts (0.08%)
96	1 Year Mid-Curve 3 Month SOFR Option	CME	Call	97.00	06/12/2026	9,312	55,946	24,000
38	3 Month SOFR	CME	Call	96.25	03/13/2026	3,658	21,193	12,825
206	3 Month SONIA	ICE	Put	96.25	03/13/2026	19,827	52,553	1,767
206	3 Month SONIA	ICE	Put	95.85	03/13/2026	19,745	7,138	0
	Total Options on Exchange Traded Futures Contracts						136,830	38,592
	Options on Securities (0.72%)
40	10YR U.S. Treasury Notes	CBT	Put	110.50	02/20/2026	4,420	6,932	2,500
98	2YR U.S. Treasury Notes	CBT	Call	104.75	02/20/2026	10,265	27,702	3,063
19	5YR Euro-Bobl Notes	EUREX	Call	118.00	03/01/2026	2,242	621	339
17	Advanced Micro Devices, Inc.	AMX	Call	270.00	02/06/2026	4,590	11,366	2,941
37	Airbnb, Inc.	AMX	Call	145.00	02/20/2026	5,365	9,705	5,439
31	Alphabet, Inc.	AMX	Call	375.00	02/20/2026	11,625	15,782	7,998
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Securities (continued)
1	Alphabet, Inc.	AMX	Put	325.00	02/06/2026	325	$686	$502
16	Amazon.com, Inc.	AMX	Put	227.50	02/06/2026	3,640	6,818	6,520
34	Amazon.com, Inc.	AMX	Put	235.00	02/04/2026	7,990	5,108	4,981
20	Applied Materials, Inc.	AMX	Put	317.50	02/06/2026	6,350	10,273	12,200
22	ARM Holdings PLC	NASDAQ	Call	118.00	02/20/2026	2,596	12,745	5,478
26	Broadcom, Inc.	CBT	Put	310.00	02/06/2026	8,060	15,259	6,864
16	Celestica, Inc.	NYSE	Put	275.00	02/20/2026	4,400	20,533	26,720
13	Ciena Corp.	AMX	Put	222.50	02/20/2026	2,893	7,924	7,020
32	DoorDash, Inc.	NYSE	Put	185.00	02/13/2026	5,920	8,098	4,992
20	EchoStar Corp.	AMX	Call	140.00	03/20/2026	2,800	15,227	5,950
13	EchoStar Corp.	AMX	Call	140.00	02/20/2026	1,820	6,517	897
58	General Motors Co.	AMX	Call	95.00	03/20/2026	5,510	7,476	4,002
74	GLOBALFOUNDRIES, Inc.	AMX	Call	50.00	03/20/2026	3,700	20,805	8,510
100	Intel Corp.	AMX	Put	43.00	02/20/2026	4,300	6,370	10,700
3	KLA Corp.	AMX	Call	1,800.00	02/20/2026	5,400	11,333	696
21	Lam Research Corp.	AMX	Put	225.00	02/20/2026	4,725	10,906	18,900
6	Meta Platforms, Inc.	AMX	Call	730.00	03/20/2026	4,380	11,931	15,780
1	Meta Platforms, Inc.	AMX	Call	685.00	02/06/2026	685	2,055	3,367
1	Meta Platforms, Inc.	AMX	Call	750.00	02/13/2026	750	1,095	560
6	Meta Platforms, Inc.	AMX	Call	765.00	02/20/2026	4,590	5,332	3,036
10	Micron Technology, Inc.	AMX	Put	380.00	02/20/2026	3,800	9,128	12,800
11	MongoDB, Inc.	AMX	Call	430.00	02/20/2026	4,730	11,979	4,455
79	Netflix, Inc.	AMX	Put	80.00	02/20/2026	6,320	11,829	7,110
47	Novanta, Inc.	CHX	Call	150.00	02/20/2026	7,050	15,619	10,105
44	NVIDIA Corp.	AMX	Put	170.00	02/20/2026	7,480	8,180	6,204
49	ON Semiconductor Corp.	AMX	Call	73.00	02/20/2026	3,577	7,944	2,352
10	Oracle Corp.	AMX	Call	175.00	02/20/2026	1,750	5,013	4,450
22	Palantir Technologies, Inc.	AMX	Put	140.00	02/20/2026	3,080	12,737	13,695
36	Pure Storage, Inc.	NYSE	Call	80.00	02/20/2026	2,880	4,691	2,700
21	QUALCOMM, Inc.	AMX	Put	149.00	02/20/2026	3,129	7,650	10,500
43	ROBLOX Corp.	AMX	Call	86.00	02/20/2026	3,698	14,398	4,343
13	ServiceNow, Inc.	CHX	Call	140.00	03/20/2026	1,820	1,734	1,690
17	Snowflake, Inc.	AMX	Call	215.00	02/20/2026	3,655	6,932	3,689
28	Strategy, Inc.	CHX	Put	130.00	02/20/2026	3,640	16,257	9,520
13	Teradyne, Inc.	NYSE	Call	275.00	02/20/2026	3,575	11,605	8,385
8	Tesla, Inc.	AMX	Put	380.00	03/20/2026	3,040	7,033	6,536
8	Tesla, Inc.	AMX	Put	400.00	02/20/2026	3,200	4,427	4,680
2	Tesla, Inc.	AMX	Call	450.00	02/06/2026	900	2,448	714
31	T-Mobile U.S., Inc.	AMX	Put	180.00	02/06/2026	5,580	7,698	899
24	U.S. Treasury Long Bonds	CBT	Call	119.00	02/20/2026	2,856	6,815	3,000
248	Verizon Communications, Inc.	CBOE	Call	41.50	02/20/2026	10,292	12,726	79,112
	Total Options on Securities						445,442	366,894
	Total Purchased Options Contracts						1,234,304	1,015,834

	Notional	Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (2.37%)
EUR	4,702,686	10YR Interest Rate Swap Pay EUR Put	BCY	1Y	3.01%	06/19/2026	$50,173	17,830
EUR	8,740,359	10YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.52%	01/09/2035	373,055	658,947
GBP	5,427,249	10YR Interest Rate Swap Pay GBP Put	MSI	1Y	4.60%	09/01/2026	38,029	38,131
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Notional	Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (continued)
EUR	4,702,686	10YR Interest Rate Swap Receive EUR Call	BCY	1Y	3.01%	06/19/2026	$50,173	$55,767
EUR	8,740,359	10YR Interest Rate Swap Receive EUR Call	BOA	1Y	2.52%	01/09/2035	373,055	35,311
EUR	28,928,719	1YR Interest Rate Swap Receive EUR Call	JPM	1Y	1.92%	01/28/2027	21,271	20,827
USD	24,715,000	1YR Interest Rate Swap Receive USD Call	GST	1Y	3.00%	06/04/2026	31,275	10,672
EUR	1,153,960	5YR Interest Rate Swap Pay EUR Put	JPM	1Y	2.48%	11/09/2026	10,229	12,920
JPY	3,159,549	5YR Interest Rate Swap Pay JPY Put	BOA	1Y	1.42%	01/09/2030	49,182	131,935
JPY	1,278,627	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.45%	02/05/2030	19,283	52,771
JPY	1,484,734	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	25,529	51,544
JPY	1,781,680	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	30,193	61,908
USD	485,000	5YR Interest Rate Swap Pay USD Put	GST	1Y	3.38%	11/09/2026	5,952	6,861
EUR	1,153,960	5YR Interest Rate Swap Receive EUR Call	JPM	1Y	2.48%	11/09/2026	10,229	4,518
JPY	3,159,549	5YR Interest Rate Swap Receive JPY Call	BOA	1Y	1.42%	01/09/2030	49,182	12,153
JPY	1,278,627	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.45%	02/05/2030	19,283	5,383
JPY	1,484,734	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	25,529	11,480
JPY	1,781,680	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	30,193	13,832
USD	485,000	5YR Interest Rate Swap Receive USD Call	GST	1Y	3.38%	11/09/2026	5,952	2,400
USD	29,450,000	CDX NA IG Series 45 Version 1 Index	GST	3M	70.00%	02/18/2026	37,519	1,795
EUR	2,435,000	iTraxx Europe Series 44 Version 1 Put	DBF	3M	55.00%	03/18/2026	2,863	2,930
EUR	2,442,000	iTraxx Europe Series 44 Version 1 Put	BOA	3M	55.00%	03/18/2026	4,572	2,938
		Total Purchased Swaptions Contracts					1,262,721	1,212,853
		Total Investments (619.88%)					$316,445,284	$316,992,209
		Net Other Assets and Other Liabilities ((519.88)%)						$(265,854,874)
		Net Assets (100.00%)						$51,137,335

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of January 31, 2026.
~	Perpetual Maturity. Maturity date presented represents the next call date.
+	Zero-coupon bond. Rate represents annualized yield at period end.
±	When Issued Security.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(A)
At January 31, 2026, security (or a portion thereof) was pledged as collateral for securities sold short.  The aggregate value of securities pledged as collateral for securities sold short is $314,763,522, which represents 616% of net assets.

(B)
Security purchased under forward delivery commitments due within 60 days after January 31, 2026. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.

(C)	Due to deposit rate cuts by central banks, rates may be negative.
(D)
At January 31, 2026, security (or a portion thereof) was pledged as collateral for OTC derivatives.  The aggregate value of securities pledged as collateral for open OTC derivatives is $6,092,496, which represents 12% of net assets.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
1Y	Annually
3M	Quarterly
AMX	Armenia Stock Exchange
ARM	Adjustable Rate Mortgage
BCY	Barclays Bank PLC
BOA	Bank of America NA
CBOE	Chicago Board Options Exchange
CBT	Chicago Board of Trade
CHX	Chicago Stock Exchange
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
DAC	Designated Investment Company
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
EUREX	Eurex Exchange
GST	Goldman Sachs International
ICE	Intercontinental Exchange
IG	Investment Grade
JPM	JPMorgan Chase Bank NA
LLC	Limited Liability Company
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
OAT	French Treasury Bond
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
PSE	Philippine Stock Exchange
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
UBS	UBS AG

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026

Concentration by Industry
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	489.62%	$250,368,361
Financial	53.74	27,485,072
United States Government and Agency Obligations	20.97	10,722,359
Communications	18.68	9,552,740
Energy	6.88	3,518,447
Technology	5.98	3,060,002
U.S. Government Securities	4.70	2,405,374
Consumer Non-cyclical	4.51	2,305,974
Consumer Cyclical	3.95	2,021,429
Purchased Swaptions Contracts	2.37	1,212,853
Industrial	1.89	968,010
Ground Transportation	1.24	637,273
Options on Equity Indices	0.93	475,011
Basic Materials	0.89	455,221
Utilities	0.75	383,798
Options on Securities	0.72	366,894
Banks	0.50	258,600
Electric Utilities	0.37	190,254
Construction & Engineering	0.35	177,054
Options on Exchange Traded Funds	0.26	135,337
Specialty Retail	0.15	76,656
Semiconductors & Semiconductor Equipment	0.11	57,339
Media	0.09	44,887
Options on Exchange Traded Futures Contracts	0.08	38,592
Oil, Gas & Consumable Fuels	0.06	29,650
Metals & Mining	0.05	25,630
Textiles, Apparel & Luxury Goods	0.04	19,392
Total Investments	619.88%	$316,992,209
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(1,485,000)	12/20/2030	3M	ICE	5.00%	CDX NA HY Series 45 Version 1 Index	Sell	$117,698	$131,135	$13,437
USD	3,230,000	12/20/2030	3M	ICE	1.00%	CDX EM Series 44 Version 1 Index	Buy	56,810	35,140	(21,670)
Total Centrally Cleared Credit Default Swaps								$174,508	$166,275	$(8,233)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	137,414,495	07/29/2026	1M	LCH	1.91%	Pay	12 Month EUR STR	$(1,266)	$2,546	$3,812
JPY	15,815,313	12/22/2026	1Y	LCH	0.84%	Receive	12 Month JPY TONA	1,920	14,456	12,536
EUR	50,309,020	11/27/2027	6M	LCH	2.19%	Receive	12 Month EUR EURIBOR	464	9,183	8,719
USD	1,235,877	10/15/2028	1Y	LCH	3.34%	Receive	12 Month USD SOFR	(1,123)	2,425	3,548
EUR	16,446,232	01/29/2029	1Y	LCH	2.34%	Pay	12 Month EUR STR	(280)	11,567	11,847
JPY	4,047,753	12/17/2029	1Y	LCH	1.56%	Receive	12 Month JPY TONA	8,635	15,019	6,384
GBP	2,551,435	04/15/2030	1M	LCH	3.48%	Pay	U.K. Retail Price Index	1,483	2,663	1,180
USD	813,041	06/10/2030	1Y	LCH	3.44%	Receive	12 Month USD SOFR	1,041	1,214	173
EUR	2,258,698	06/15/2030	1M	LCH	1.76%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	4,497	14,371	9,874
GBP	2,457,843	06/15/2030	1M	LCH	3.30%	Pay	U.K. Retail Price Index	(4,488)	10,467	14,955
EUR	7,144,154	10/10/2030	1Y	LCH	2.28%	Pay	12 Month EUR STR	4,810	14,576	9,766
EUR	1,779,574	01/15/2031	1M	LCH	1.86%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	(778)	4,081	4,859
EUR	7,617,918	03/18/2031	1Y	LCH	2.53%	Pay	12 Month EUR EURIBOR	(3,618)	906	4,524
EUR	456,263	11/11/2031	1Y	LCH	2.72%	Pay	12 Month EUR EURIBOR	(236)	1,748	1,984
EUR	2,125,392	12/04/2034	1Y	LCH	2.84%	Pay	12 Month EUR EURIBOR	666	8,574	7,908
EUR	723,888	02/01/2035	1Y	LCH	2.84%	Pay	12 Month EUR EURIBOR	403	2,134	1,731
USD	4,882,432	03/03/2035	1M	LCH	2.49%	Receive	U.S. CPI Urban Consumers NSA	(3,568)	9,907	13,475
GBP	2,553,518	04/15/2035	1M	LCH	3.22%	Receive	U.K. Retail Price Index	600	3,612	3,012
GBP	2,789,036	11/15/2035	1M	LCH	3.11%	Receive	U.K. Retail Price Index	(6,916)	9,588	16,504
EUR	1,892,579	12/12/2035	1Y	LCH	2.91%	Pay	12 Month EUR EURIBOR	3,008	9,537	6,529
EUR	1,779,876	01/15/2036	1M	LCH	1.98%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	1,080	7,360	6,280
EUR	77,530	03/18/2036	1Y	LCH	2.91%	Pay	12 Month EUR EURIBOR	106	195	89
GBP	2,436,303	01/29/2038	1Y	LCH	4.09%	Receive	12 Month GBP WMBA SONIA Compound	3,526	37,441	33,915
EUR	1,115,301	05/07/2038	6M	LCH	2.59%	Receive	12 Month EUR EURIBOR	14,863	29,697	14,834
EUR	4,680,115	01/30/2046	1Y	LCH	3.50%	Pay	12 Month EUR STR	1,933	3,177	1,244
EUR	503,172	03/18/2056	6M	LCH	3.06%	Receive	12 Month EUR EURIBOR	3,741	11,454	7,713
EUR	1,856,176	03/18/2056	6M	LCH	3.16%	Receive	12 Month EUR EURIBOR	10,004	5,151	(4,853)
EUR	1,120,927	03/19/2075	6M	LCH	2.00%	Receive	12 Month EUR EURIBOR	3,323	323,008	319,685
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	9,415,142	01/21/2076	6M	LCH	2.03%	Receive	12 Month EUR EURIBOR	$35,139	$46,445	$11,306
EUR	375,684	03/18/2076	6M	LCH	2.97%	Receive	12 Month EUR EURIBOR	(91)	4,108	4,199
Total Centrally Cleared Interest Rate Swaps								$78,878	$616,610	$537,732
Total Return Swaps
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(498,658)	05/15/2033	1M	MSI	1 day AUD AONIA	Commonwealth Bank of Australia	$0	$15,778	$15,778
AUD	(13,965)	05/15/2033	1M	MSI	1 day AUD AONIA	Pro Medicus Ltd.	0	1,564	1,564
AUD	(170,945)	05/05/2028	1M	JPM	1 day AUD AONIA	Commonwealth Bank of Australia	0	1,324	1,324
AUD	2,454	05/05/2028	1M	JPM	1 day AUD AONIA	Lynas Rare Earths Ltd.	0	345	345
AUD	(1,520)	05/05/2028	1M	JPM	1 day AUD AONIA	Xero Ltd.	0	206	206
AUD	104,965	05/15/2033	1M	MSI	1 day AUD AONIA	QBE Insurance Group Ltd.	0	84	84
HKD	(234,674)	05/15/2033	1M	MSI	1 day HKD HONIA	Xiaomi Corp.	0	15,240	15,240
HKD	(27,288)	05/05/2028	1M	JPM	1 day HKD HONIA	Xiaomi Corp.	0	2,726	2,726
HKD	(24,655)	05/05/2028	1M	JPM	1 day HKD HONIA	Meituan	0	2,099	2,099
HKD	(15,600)	05/15/2033	1M	MSI	1 day HKD HONIA	NetEase, Inc.	0	725	725
HKD	7,378	05/15/2033	1M	MSI	1 day HKD HONIA	CIMC Enric Holdings Ltd.	0	468	468
HKD	(18,053)	05/15/2033	1M	MSI	1 day HKD HONIA	JD.com, Inc.	0	423	423
HKD	(9,466)	05/05/2028	1M	JPM	1 day HKD HONIA	Tencent Holdings Ltd.	0	321	321
HKD	(6,701)	05/15/2033	1M	MSI	1 day HKD HONIA	Tencent Holdings Ltd.	0	201	201
HKD	(1,895)	05/15/2033	1M	MSI	1 day HKD HONIA	Geely Automobile Holdings Ltd.	0	129	129
HKD	(7,828)	05/05/2028	1M	JPM	1 day HKD HONIA	JD.com, Inc.	0	89	89
HKD	(7,019)	05/15/2033	1M	MSI	1 day HKD HONIA	Kuaishou Technology	0	40	40
HKD	(2,025)	05/15/2033	1M	MSI	1 day HKD HONIA	Hong Kong Exchanges & Clearing Ltd.	0	38	38
ILS	(221,073)	05/15/2033	1M	MSI	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	3,904	3,904
USD	(348,011)	05/05/2028	1M	JPM	1 day USD OBFR	Blue Owl Capital, Inc.	0	44,194	44,194
USD	157,543	05/15/2033	1M	MSI	1 day USD OBFR	Micron Technology, Inc.	0	36,621	36,621
USD	(1,386,819)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Russell 2000 ETF	0	34,042	34,042
USD	195,549	05/15/2033	1M	MSI	1 day USD OBFR	Texas Instruments, Inc.	0	28,147	28,147
USD	(605,979)	05/15/2033	1M	MSI	1 day USD OBFR	Brookfield Asset Management Ltd.	0	26,460	26,460
USD	(303,566)	05/05/2028	1M	JPM	1 day USD OBFR	Carlyle Group, Inc.	0	24,890	24,890
USD	(213,281)	05/15/2033	1M	MSI	1 day USD OBFR	Blue Owl Capital, Inc.	0	23,112	23,112
USD	(309,721)	05/15/2033	1M	MSI	1 day USD OBFR	Cadence Design Systems, Inc.	0	21,955	21,955
USD	(184,430)	05/20/2033	1M	GST	1 day USD OBFR	Blue Owl Capital, Inc.	0	20,546	20,546
USD	(414,621)	05/20/2033	1M	GST	1 day USD OBFR	Carlyle Group, Inc.	0	20,325	20,325
USD	82,664	05/05/2028	1M	JPM	1 day USD OBFR	Micron Technology, Inc.	0	20,227	20,227
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(254,009)	05/15/2033	1M	MSI	1 day USD OBFR	Moelis & Co.	$0	$19,863	$19,863
USD	(152,473)	05/15/2033	1M	MSI	1 day USD OBFR	Carlyle Group, Inc.	0	16,926	16,926
USD	849,708	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Regional Banking ETF	0	14,821	14,821
USD	(277,257)	05/20/2033	1M	GST	1 day USD OBFR	Microsoft Corp.	0	14,780	14,780
USD	(161,996)	05/15/2033	1M	MSI	1 day USD OBFR	Equifax, Inc.	0	13,162	13,162
USD	(666,468)	05/15/2033	1M	MSI	1 day USD OBFR (a)	MSXXALTS Alternatives Index	0	12,784	12,784
USD	(106,489)	05/15/2033	1M	MSI	1 day USD OBFR	Thomson Reuters Corp.	0	12,121	12,121
USD	(109,191)	05/15/2033	1M	MSI	1 day USD OBFR	Murphy Oil Corp.	0	11,639	11,639
USD	(108,572)	05/15/2033	1M	MSI	1 day USD OBFR	ARK Innovation ETF	0	8,845	8,845
USD	(41,883)	05/05/2028	1M	JPM	1 day USD OBFR	Constellation Energy Corp.	0	8,763	8,763
USD	(221,441)	05/20/2033	1M	GST	1 day USD OBFR	KLA Corp.	0	8,678	8,678
USD	(114,327)	05/15/2033	1M	MSI	1 day USD OBFR	KLA Corp.	0	8,659	8,659
USD	(290,593)	05/15/2033	1M	MSI	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	8,625	8,625
USD	(383,963)	05/15/2033	1M	MSI	1 day USD OBFR	Costco Wholesale Corp.	0	8,284	8,284
USD	(62,188)	05/20/2033	1M	GST	1 day USD OBFR	Palantir Technologies, Inc.	0	8,096	8,096
USD	(243,086)	05/15/2033	1M	MSI	1 day USD OBFR	Raymond James Financial, Inc.	0	8,063	8,063
USD	(183,205)	05/20/2033	1M	GST	1 day USD OBFR	Capital One Financial Corp.	0	7,842	7,842
USD	(83,694)	05/05/2028	1M	JPM	1 day USD OBFR	Microsoft Corp.	0	7,533	7,533
USD	(123,788)	05/15/2033	1M	MSI	1 day USD OBFR	QUALCOMM, Inc.	0	7,518	7,518
USD	(130,116)	05/15/2033	1M	MSI	1 day USD OBFR	Microsoft Corp.	0	7,483	7,483
USD	(159,746)	05/15/2033	1M	MSI	1 day USD OBFR	Dell Technologies, Inc.	0	6,969	6,969
USD	(62,824)	05/05/2028	1M	JPM	1 day USD OBFR	QUALCOMM, Inc.	0	6,887	6,887
USD	(64,901)	05/15/2033	1M	MSI	1 day USD OBFR	Celestica, Inc.	0	6,736	6,736
USD	58,816	05/20/2033	1M	GST	1 day USD OBFR	Texas Instruments, Inc.	0	6,709	6,709
USD	(218,212)	05/15/2033	1M	MSI	1 day USD OBFR	TJX Cos., Inc.	0	6,681	6,681
USD	(23,735)	05/15/2033	1M	GST	1 day USD OBFR	Humana, Inc.	0	6,362	6,362
USD	(179,288)	05/20/2033	1M	GST	1 day USD OBFR	Cadence Design Systems, Inc.	0	6,214	6,214
USD	(263,014)	05/15/2033	1M	MSI	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	6,084	6,084
USD	(269,569)	05/15/2033	1M	MSI	1 day USD OBFR	Verisk Analytics, Inc.	0	5,572	5,572
USD	(10,231)	05/05/2028	1M	JPM	1 day USD OBFR	Beta Bionics, Inc.	0	5,446	5,446
USD	(25,514)	05/20/2033	1M	GST	1 day USD OBFR	Apogee Therapeutics, Inc.	0	5,141	5,141
USD	(280,780)	05/20/2033	1M	GST	1 day USD OBFR	QUALCOMM, Inc.	0	5,038	5,038
USD	(23,552)	05/15/2033	1M	MSI	1 day USD OBFR	DraftKings, Inc.	0	5,038	5,038
USD	(35,692)	05/20/2033	1M	GST	1 day USD OBFR	Nebius Group NV	0	5,023	5,023
USD	(757,740)	05/15/2033	1M	MSI	1 day USD OBFR	JPMorgan Chase & Co.	0	4,945	4,945
USD	(66,845)	05/05/2028	1M	JPM	1 day USD OBFR	American Express Co.	0	4,719	4,719
USD	(117,216)	05/20/2033	1M	GST	1 day USD OBFR	TJX Cos., Inc.	0	4,709	4,709
USD	(25,556)	05/15/2033	1M	MSI	1 day USD OBFR	Nebius Group NV	0	4,599	4,599
USD	(99,530)	05/20/2033	1M	GST	1 day USD OBFR	PayPal Holdings, Inc.	0	4,319	4,319
USD	(101,368)	05/20/2033	1M	GST	1 day USD OBFR	Moelis & Co.	0	4,255	4,255
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	31,025	05/20/2033	1M	GST	1 day USD OBFR	Micron Technology, Inc.	$0	$4,240	$4,240
USD	(143,948)	05/15/2033	1M	MSI	1 day USD OBFR	Booking Holdings, Inc.	0	3,897	3,897
USD	(52,381)	05/20/2033	1M	GST	1 day USD OBFR	Celestica, Inc.	0	3,770	3,770
USD	(38,984)	05/15/2033	1M	MSI	1 day USD OBFR	Bruker Corp.	0	3,596	3,596
USD	(202,807)	05/15/2033	1M	MSI	1 day USD OBFR	Visa, Inc.	0	3,595	3,595
USD	(163,626)	05/20/2033	1M	GST	1 day USD OBFR	Spotify Technology SA	0	3,514	3,514
USD	(57,767)	05/15/2033	1M	MSI	1 day USD OBFR	Darden Restaurants, Inc.	0	3,345	3,345
USD	(36,029)	05/15/2033	1M	MSI	1 day USD OBFR	Logitech International SA	0	3,152	3,152
USD	(17,075)	05/20/2033	1M	GST	1 day USD OBFR	Stevanato Group SpA	0	3,147	3,147
USD	(15,057)	05/15/2033	1M	MSI	1 day USD OBFR	Legend Biotech Corp.	0	3,139	3,139
USD	(17,682)	05/05/2028	1M	JPM	1 day USD OBFR	Salesforce, Inc.	0	3,034	3,034
USD	60,948	05/05/2028	1M	JPM	1 day USD OBFR	Intercontinental Exchange, Inc.	0	3,003	3,003
USD	(53,924)	05/15/2033	1M	MSI	1 day USD OBFR	Birkenstock Holding PLC	0	2,986	2,986
USD	(33,339)	05/05/2028	1M	JPM	1 day USD OBFR	Equifax, Inc.	0	2,928	2,928
USD	(16,592)	05/05/2028	1M	JPM	1 day USD OBFR	First Solar, Inc.	0	2,835	2,835
USD	(12,747)	05/15/2033	1M	MSI	1 day USD OBFR	AppLovin Corp.	0	2,811	2,811
USD	(26,714)	05/20/2033	1M	GST	1 day USD OBFR	SoFi Technologies, Inc.	0	2,809	2,809
USD	(14,909)	05/05/2028	1M	JPM	1 day USD OBFR	Pacira BioSciences, Inc.	0	2,709	2,709
USD	(13,071)	05/20/2033	1M	GST	1 day USD OBFR	Reddit, Inc.	0	2,615	2,615
USD	(30,184)	05/20/2033	1M	GST	1 day USD OBFR	Veracyte, Inc.	0	2,614	2,614
USD	(213,412)	05/20/2033	1M	GST	1 day USD OBFR	Visa, Inc.	0	2,613	2,613
USD	485,710	05/15/2033	1M	MSI	1 day USD OBFR	Life Insurance Index	0	2,596	2,596
USD	(28,246)	05/15/2033	1M	MSI	1 day USD OBFR	Starbucks Corp.	0	2,592	2,592
USD	(22,550)	05/20/2033	1M	GST	1 day USD OBFR	FormFactor, Inc.	0	2,530	2,530
USD	(71,464)	05/20/2033	1M	GST	1 day USD OBFR	Equifax, Inc.	0	2,384	2,384
USD	(51,903)	05/05/2028	1M	JPM	1 day USD OBFR	Boubyan Bank KSCP	0	2,355	2,355
USD	(44,630)	05/20/2033	1M	GST	1 day USD OBFR	Constellation Energy Corp.	0	2,247	2,247
USD	(14,652)	05/05/2028	1M	JPM	1 day USD OBFR	PDD Holdings, Inc.	0	2,223	2,223
USD	(49,136)	05/15/2033	1M	MSI	1 day USD OBFR	State Street SPDR S&P Metals & Mining ETF	0	2,123	2,123
USD	(24,639)	05/15/2033	1M	MSI	1 day USD OBFR	NetApp, Inc.	0	2,094	2,094
USD	(173,655)	05/15/2033	1M	MSI	1 day USD OBFR	Home Depot, Inc.	0	2,093	2,093
USD	(21,263)	05/05/2028	1M	JPM	1 day USD OBFR	Insulet Corp.	0	2,078	2,078
USD	(85,574)	05/20/2033	1M	GST	1 day USD OBFR	Home Depot, Inc.	0	2,041	2,041
USD	(35,856)	05/20/2033	1M	GST	1 day USD OBFR	Exelixis, Inc.	0	1,982	1,982
USD	(34,398)	05/20/2033	1M	MSI	1 day USD OBFR	HP, Inc.	0	1,953	1,953
USD	(8,719)	05/15/2033	1M	MSI	1 day USD OBFR	ROBLOX Corp.	0	1,946	1,946
USD	(18,243)	05/20/2033	1M	GST	1 day USD OBFR	PDF Solutions, Inc.	0	1,935	1,935
USD	(18,712)	05/20/2033	1M	GST	1 day USD OBFR	Crinetics Pharmaceuticals, Inc.	0	1,932	1,932
USD	(15,005)	05/20/2033	1M	GST	1 day USD OBFR	Pinterest, Inc.	0	1,927	1,927
USD	(76,406)	05/15/2033	1M	MSI	1 day USD OBFR	LyondellBasell Industries NV	0	1,926	1,926
USD	(151,337)	05/20/2033	1M	GST	1 day USD OBFR	Raymond James Financial, Inc.	0	1,897	1,897
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(16,220)	05/15/2033	1M	MSI	1 day USD OBFR	SoFi Technologies, Inc.	$0	$1,895	$1,895
USD	(16,365)	05/15/2033	1M	MSI	1 day USD OBFR	Crinetics Pharmaceuticals, Inc.	0	1,882	1,882
USD	(18,301)	05/15/2033	1M	MSI	1 day USD OBFR	Intuit, Inc.	0	1,837	1,837
USD	(16,898)	05/15/2033	1M	MSI	1 day USD OBFR	U.S. Antimony Corp.	0	1,828	1,828
USD	(13,004)	05/15/2033	1M	MSI	1 day USD OBFR	PureCycle Technologies, Inc.	0	1,809	1,809
USD	(18,110)	05/15/2033	1M	MSI	1 day USD OBFR	Resolute Holdings Management, Inc.	0	1,793	1,793
USD	(27,476)	05/15/2033	1M	MSI	1 day USD OBFR	Shake Shack, Inc.	0	1,790	1,790
USD	(41,420)	05/15/2033	1M	MSI	1 day USD OBFR	GE HealthCare Technologies, Inc.	0	1,760	1,760
USD	(121,016)	05/15/2033	1M	MSI	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	1,712	1,712
USD	(15,434)	05/15/2033	1M	MSI	1 day USD OBFR	Ideaya Biosciences, Inc.	0	1,656	1,656
USD	(87,694)	05/20/2033	1M	GST	1 day USD OBFR	HP, Inc.	0	1,594	1,594
USD	(26,238)	05/15/2033	1M	MSI	1 day USD OBFR	Ferrari NV	0	1,584	1,584
USD	(10,621)	05/05/2028	1M	JPM	1 day USD OBFR	Skyworks Solutions, Inc.	0	1,532	1,532
USD	(30,941)	05/15/2033	1M	MSI	1 day USD OBFR	Incyte Corp.	0	1,520	1,520
USD	(64,588)	05/15/2033	1M	MSI	1 day USD OBFR	Becton Dickinson & Co.	0	1,510	1,510
USD	(14,781)	05/20/2033	1M	GST	1 day USD OBFR	Insulet Corp.	0	1,479	1,479
USD	(116,462)	05/20/2033	1M	GST	1 day USD OBFR	Mitsubishi UFJ Financial Group, Inc.	0	1,465	1,465
USD	(22,264)	05/20/2033	1M	GST	1 day USD OBFR	Onto Innovation, Inc.	0	1,453	1,453
USD	(6,511)	05/15/2033	1M	MSI	1 day USD OBFR	Beta Bionics, Inc.	0	1,449	1,449
USD	(26,348)	05/15/2033	1M	MSI	1 day USD OBFR	Amphenol Corp.	0	1,423	1,423
USD	(49,294)	05/05/2028	1M	JPM	1 day USD OBFR	NetApp, Inc.	0	1,408	1,408
USD	(16,663)	05/20/2033	1M	GST	1 day USD OBFR	Oklo, Inc.	0	1,376	1,376
USD	(22,993)	05/15/2033	1M	MSI	1 day USD OBFR	Alnylam Pharmaceuticals, Inc.	0	1,357	1,357
USD	(123,942)	05/15/2033	1M	MSI	1 day USD OBFR	Spotify Technology SA	0	1,356	1,356
USD	(51,185)	05/15/2033	1M	GST	1 day USD OBFR	iShares Russell 2000 ETF	0	1,332	1,332
USD	450,528	05/15/2033	1M	MSI	1 day USD OBFR	Intercontinental Exchange, Inc.	0	1,300	1,300
USD	(20,512)	05/05/2028	1M	JPM	1 day USD OBFR	Hon Hai Precision Industry Co., Ltd.	0	1,298	1,298
USD	(14,655)	05/15/2033	1M	MSI	1 day USD OBFR	Doximity, Inc.	0	1,278	1,278
USD	(19,756)	05/15/2033	1M	MSI	1 day USD OBFR	CVR Energy, Inc.	0	1,268	1,268
USD	(13,657)	05/05/2028	1M	JPM	1 day USD OBFR	Tencent Music Entertainment Group	0	1,256	1,256
USD	(36,467)	05/20/2033	1M	GST	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	1,188	1,188
USD	(44,179)	05/20/2033	1M	GST	1 day USD OBFR	Accenture PLC	0	1,165	1,165
USD	(15,871)	05/20/2033	1M	GST	1 day USD OBFR	IMAX Corp.	0	1,139	1,139
USD	(237,636)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI USA Momentum Factor ETF	0	1,138	1,138
USD	(8,060)	05/05/2028	1M	JPM	1 day USD OBFR	Logitech International SA	0	1,107	1,107
USD	(22,707)	05/20/2033	1M	GST	1 day USD OBFR	Shift4 Payments, Inc.	0	1,098	1,098
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(87,326)	05/15/2033	1M	MSI	1 day USD OBFR	American Tower Corp.	$0	$1,092	$1,092
USD	(23,320)	05/15/2033	1M	MSI	1 day USD OBFR	TG Therapeutics, Inc.	0	1,042	1,042
USD	(11,797)	05/05/2028	1M	JPM	1 day USD OBFR	Life360, Inc.	0	1,026	1,026
USD	(14,339)	05/20/2033	1M	GST	1 day USD OBFR	Red Violet, Inc.	0	1,014	1,014
USD	(22,026)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI Global Metals & Mining Producers ETF	0	990	990
USD	(28,025)	05/20/2033	1M	GST	1 day USD OBFR	Jabil, Inc.	0	985	985
USD	(15,133)	05/05/2028	1M	JPM	1 day USD OBFR	Bank of America Corp.	0	982	982
USD	(12,796)	05/15/2033	1M	MSI	1 day USD OBFR	Capital One Financial Corp.	0	974	974
USD	(17,472)	05/15/2033	1M	MSI	1 day USD OBFR	Lattice Semiconductor Corp.	0	966	966
USD	(50,676)	05/15/2033	1M	MSI	1 day USD OBFR	Zimmer Biomet Holdings, Inc.	0	959	959
USD	(20,141)	05/20/2033	1M	GST	1 day USD OBFR	Realtek Semiconductor Corp.	0	949	949
USD	(14,902)	05/20/2033	1M	GST	1 day USD OBFR	CEVA, Inc.	0	940	940
USD	(16,909)	05/20/2033	1M	GST	1 day USD OBFR	Amphenol Corp.	0	916	916
USD	(15,420)	05/20/2033	1M	GST	1 day USD OBFR	Snap, Inc.	0	881	881
USD	(22,104)	05/20/2033	1M	GST	1 day USD OBFR	Newamsterdam Pharma Co. NV	0	880	880
USD	(14,598)	05/20/2033	1M	GST	1 day USD OBFR	Robinhood Markets, Inc.	0	869	869
USD	(19,958)	05/20/2033	1M	GST	1 day USD OBFR	Intel Corp.	0	859	859
USD	(49,468)	05/15/2033	1M	MSI	1 day USD OBFR	Quest Diagnostics, Inc.	0	840	840
USD	(27,038)	05/05/2028	1M	JPM	1 day USD OBFR	Zoetis, Inc.	0	840	840
USD	(14,974)	05/20/2033	1M	GST	1 day USD OBFR	Kyndryl Holdings, Inc.	0	829	829
USD	(3,173)	05/05/2028	1M	JPM	1 day USD OBFR	Reddit, Inc.	0	829	829
USD	(29,652)	05/20/2033	1M	GST	1 day USD OBFR	SS&C Technologies Holdings, Inc.	0	827	827
USD	(6,219)	05/15/2033	1M	MSI	1 day USD OBFR	Oklo, Inc.	0	804	804
USD	(128,734)	05/15/2033	1M	MSI	1 day USD OBFR	Utilities Select Sector SPDR Fund	0	800	800
USD	(13,975)	05/05/2028	1M	JPM	1 day USD OBFR	Nurix Therapeutics, Inc.	0	775	775
USD	(13,705)	05/20/2033	1M	GST	1 day USD OBFR	Sony Group Corp.	0	733	733
USD	(10,345)	05/05/2028	1M	JPM	1 day USD OBFR	Newamsterdam Pharma Co. NV	0	729	729
USD	(17,565)	05/15/2033	1M	MSI	1 day USD OBFR	Goldman Sachs Group, Inc.	0	728	728
USD	(17,008)	05/05/2028	1M	JPM	1 day USD OBFR	Celestica, Inc.	0	711	711
USD	(5,620)	05/20/2033	1M	GST	1 day USD OBFR	UiPath, Inc.	0	710	710
USD	(5,510)	05/15/2033	1M	MSI	1 day USD OBFR	Kyndryl Holdings, Inc.	0	703	703
USD	(4,073)	05/15/2033	1M	MSI	1 day USD OBFR	Palantir Technologies, Inc.	0	701	701
USD	(15,823)	05/20/2033	1M	GST	1 day USD OBFR	Intuitive Surgical, Inc.	0	697	697
USD	(15,721)	05/15/2033	1M	MSI	1 day USD OBFR	Humana, Inc.	0	691	691
USD	47,287	05/15/2033	1M	MSI	1 day USD OBFR	Pfizer, Inc.	0	675	675
USD	(5,119)	05/05/2028	1M	JPM	1 day USD OBFR	Kanzhun Ltd.	0	674	674
USD	(14,225)	05/15/2033	1M	MSI	1 day USD OBFR	10X Genomics, Inc.	0	671	671
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(23,652)	05/15/2033	1M	MSI	1 day USD OBFR	Madrigal Pharmaceuticals, Inc.	$0	$654	$654
USD	(44,203)	05/15/2033	1M	MSI	1 day USD OBFR	Baxter International, Inc.	0	651	651
USD	(12,407)	05/15/2033	1M	MSI	1 day USD OBFR	NXP Semiconductors NV	0	648	648
USD	(22,988)	05/15/2033	1M	MSI	1 day USD OBFR	Bristol-Myers Squibb Co.	0	637	637
USD	(38,105)	05/15/2033	1M	MSI	1 day USD OBFR	WaterBridge Infrastructure LLC	0	632	632
USD	25,932	05/20/2033	1M	GST	1 day USD OBFR	Alcon AG	0	630	630
USD	(33,999)	05/20/2033	1M	GST	1 day USD OBFR	Starbucks Corp.	0	621	621
USD	(108,792)	05/20/2033	1M	GST	1 day USD OBFR	Restaurant Brands International, Inc.	0	604	604
USD	(15,699)	05/20/2033	1M	GST	1 day USD OBFR	Incyte Corp.	0	589	589
USD	10,719	05/15/2033	1M	MSI	1 day USD OBFR	Praxis Precision Medicines, Inc.	0	585	585
USD	(14,906)	05/15/2033	1M	MSI	1 day USD OBFR	Pure Storage, Inc.	0	581	581
USD	(122,354)	05/20/2033	1M	GST	1 day USD OBFR	Verisk Analytics, Inc.	0	577	577
USD	(14,999)	05/15/2033	1M	MSI	1 day USD OBFR	Arcutis Biotherapeutics, Inc.	0	563	563
USD	(25,170)	05/15/2033	1M	MSI	1 day USD OBFR	Peabody Energy Corp.	0	558	558
USD	(9,176)	05/15/2033	1M	MSI	1 day USD OBFR	Sea Ltd.	0	556	556
USD	(21,781)	05/15/2033	1M	MSI	1 day USD OBFR	Global X Uranium ETF	0	554	554
USD	(6,940)	05/20/2033	1M	GST	1 day USD OBFR	Parade Technologies Ltd.	0	548	548
USD	(14,537)	05/20/2033	1M	GST	1 day USD OBFR	Albemarle Corp.	0	546	546
USD	(7,626)	05/15/2033	1M	MSI	1 day USD OBFR	Veracyte, Inc.	0	543	543
USD	(50,409)	05/15/2033	1M	MSI	1 day USD OBFR	McKesson Corp.	0	536	536
USD	(2,836)	05/05/2028	1M	JPM	1 day USD OBFR	ROBLOX Corp.	0	535	535
USD	(36,538)	05/20/2033	1M	GST	1 day USD OBFR	Agilent Technologies, Inc.	0	533	533
USD	(124,127)	05/15/2033	1M	MSI	1 day USD OBFR	Oracle Corp.	0	528	528
USD	(1,633)	05/05/2028	1M	JPM	1 day USD OBFR	Commvault Systems, Inc.	0	518	518
USD	(4,832)	05/05/2028	1M	JPM	1 day USD OBFR	Napco Security Technologies, Inc.	0	516	516
USD	(3,123)	05/05/2028	1M	JPM	1 day USD OBFR	Synchrony Financial	0	508	508
USD	(18,778)	05/20/2033	1M	GST	1 day USD OBFR	Expedia Group, Inc.	0	504	504
USD	(28,516)	05/15/2033	1M	MSI	1 day USD OBFR	Sumitomo Mitsui Financial Group, Inc.	0	494	494
USD	(11,096)	05/05/2028	1M	JPM	1 day USD OBFR	MaxLinear, Inc.	0	477	477
USD	(10,105)	05/15/2033	1M	MSI	1 day USD OBFR	Omnicom Group, Inc.	0	475	475
USD	(31,376)	05/15/2033	1M	MSI	1 day USD OBFR	Insmed, Inc.	0	473	473
USD	(21,000)	05/15/2033	1M	MSI	1 day USD OBFR	Williams-Sonoma, Inc.	0	469	469
USD	(23,826)	05/20/2033	1M	GST	1 day USD OBFR	Arcutis Biotherapeutics, Inc.	0	461	461
USD	(12,764)	05/20/2033	1M	GST	1 day USD OBFR	Salesforce, Inc.	0	451	451
USD	(17,000)	05/20/2033	1M	GST	1 day USD OBFR	LG Electronics, Inc.	0	446	446
USD	(20,548)	05/20/2033	1M	GST	1 day USD OBFR	Asustek Computer, Inc.	0	444	444
USD	(3,464)	05/05/2028	1M	JPM	1 day USD OBFR	Autodesk, Inc.	0	429	429
USD	(4,867)	05/20/2033	1M	GST	1 day USD OBFR	Paycom Software, Inc.	0	420	420
USD	(18,620)	05/15/2033	1M	MSI	1 day USD OBFR	ON Semiconductor Corp.	0	413	413
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(10,148)	05/15/2033	1M	MSI	1 day USD OBFR	SS&C Technologies Holdings, Inc.	$0	$404	$404
USD	(16,514)	05/20/2033	1M	GST	1 day USD OBFR	Netflix, Inc.	0	400	400
USD	(3,691)	05/15/2033	1M	MSI	1 day USD OBFR	Shift4 Payments, Inc.	0	385	385
USD	(6,012)	05/15/2033	1M	MSI	1 day USD OBFR	GoDaddy, Inc.	0	382	382
USD	(23,694)	05/20/2033	1M	GST	1 day USD OBFR	Illumina, Inc.	0	380	380
USD	18,602	05/15/2033	1M	GST	1 day USD OBFR	Microchip Technology, Inc.	0	378	378
USD	(65,482)	05/15/2033	1M	MSI	1 day USD OBFR	Restaurant Brands International, Inc.	0	368	368
USD	(8,248)	05/20/2033	1M	GST	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	363	363
USD	(10,424)	05/15/2033	1M	MSI	1 day USD OBFR	Protagonist Therapeutics, Inc.	0	363	363
USD	(2,932)	05/15/2033	1M	MSI	1 day USD OBFR	I3 Verticals, Inc.	0	355	355
USD	(19,677)	05/20/2033	1M	GST	1 day USD OBFR	General Electric Co.	0	350	350
USD	(2,077)	05/05/2028	1M	JPM	1 day USD OBFR	Amplitude, Inc.	0	344	344
USD	(18,889)	05/15/2033	1M	MSI	1 day USD OBFR	Marvell Technology, Inc.	0	343	343
USD	(4,140)	05/15/2033	1M	MSI	1 day USD OBFR	Flutter Entertainment PLC	0	342	342
USD	(16,577)	05/20/2033	1M	GST	1 day USD OBFR	Silicon Laboratories, Inc.	0	337	337
USD	(160,471)	05/15/2033	1M	MSI	1 day USD OBFR	Netflix, Inc.	0	337	337
USD	(58,436)	05/15/2033	1M	MSI	1 day USD OBFR	Tesla, Inc.	0	331	331
USD	(32,376)	05/20/2033	1M	GST	1 day USD OBFR	Murphy Oil Corp.	0	330	330
USD	(7,287)	05/20/2033	1M	GST	1 day USD OBFR	NuScale Power Corp.	0	330	330
USD	(2,602)	05/05/2028	1M	JPM	1 day USD OBFR	Kyndryl Holdings, Inc.	0	325	325
USD	(1,266)	05/05/2028	1M	JPM	1 day USD OBFR	AppLovin Corp.	0	320	320
USD	(15,919)	05/15/2033	1M	MSI	1 day USD OBFR	eGain Corp.	0	319	319
USD	(15,587)	05/20/2033	1M	GST	1 day USD OBFR	West Pharmaceutical Services, Inc.	0	319	319
USD	(123,228)	05/20/2033	1M	GST	1 day USD OBFR	Broadcom, Inc.	0	315	315
USD	(3,063)	05/20/2033	1M	GST	1 day USD OBFR	I3 Verticals, Inc.	0	309	309
USD	(29,297)	05/15/2033	1M	MSI	1 day USD OBFR	iShares U.S. Home Construction ETF	0	295	295
USD	(1,948)	05/05/2028	1M	JPM	1 day USD OBFR	AvePoint, Inc.	0	274	274
USD	(28,084)	05/15/2033	1M	MSI	1 day USD OBFR	Burlington Stores, Inc.	0	274	274
USD	(2,046)	05/05/2028	1M	JPM	1 day USD OBFR	Q2 Holdings, Inc.	0	270	270
USD	(15,276)	05/15/2033	1M	JPM	1 day USD OBFR	Booking Holdings, Inc.	0	270	270
USD	(53,223)	05/15/2033	1M	MSI	1 day USD OBFR	Kuwait Finance House KSCP	0	265	265
USD	(11,956)	05/20/2033	1M	GST	1 day USD OBFR	Fair Isaac Corp.	0	251	251
USD	(56,461)	05/15/2033	1M	MSI	1 day USD OBFR	Qatar National Bank QPSC	0	251	251
USD	(3,016)	05/05/2028	1M	JPM	1 day USD OBFR	Delta Air Lines, Inc.	0	249	249
USD	(2,665)	05/20/2033	1M	GST	1 day USD OBFR	Abbott Laboratories	0	247	247
USD	(3,078)	05/20/2033	1M	GST	1 day USD OBFR	Blackstone, Inc.	0	230	230
USD	(119,225)	05/20/2033	1M	GST	1 day USD OBFR	Taiwan Semiconductor Manufacturing Co., Ltd.	0	223	223
USD	(1,754)	05/05/2028	1M	JPM	1 day USD OBFR	Capital One Financial Corp.	0	221	221
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(2,390)	05/20/2033	1M	GST	1 day USD OBFR	Floor & Decor Holdings, Inc.	$0	$213	$213
USD	(22,532)	05/15/2033	1M	MSI	1 day USD OBFR	Alliant Energy Corp.	0	207	207
USD	(39,566)	05/15/2033	1M	MSI	1 day USD OBFR	Energy Fuels, Inc.	0	206	206
USD	(24,555)	05/20/2033	1M	GST	1 day USD OBFR	DoorDash, Inc.	0	205	205
USD	(5,527)	05/20/2033	1M	MSI	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	205	205
USD	(40,216)	05/20/2033	1M	GST	1 day USD OBFR	Booking Holdings, Inc.	0	201	201
USD	(1,863)	05/05/2028	1M	JPM	1 day USD OBFR	Toast, Inc.	0	183	183
USD	(2,580)	05/05/2028	1M	JPM	1 day USD OBFR	Carvana Co.	0	174	174
USD	(17,828)	05/15/2033	1M	MSI	1 day USD OBFR	Novatek Microelectronics Corp.	0	169	169
USD	(1,067)	05/05/2028	1M	JPM	1 day USD OBFR	GoDaddy, Inc.	0	163	163
USD	(3,210)	05/20/2033	1M	GST	1 day USD OBFR	Toast, Inc.	0	162	162
USD	(24,603)	05/05/2028	1M	JPM	1 day USD OBFR	Datadog, Inc.	0	162	162
USD	(16,684)	05/15/2033	1M	MSI	1 day USD OBFR	Sphere Entertainment Co.	0	161	161
USD	(1,555)	05/20/2033	1M	GST	1 day USD OBFR	Guidewire Software, Inc.	0	147	147
USD	(11,370)	05/20/2033	1M	GST	1 day USD OBFR	Alliant Energy Corp.	0	141	141
USD	(6,921)	05/20/2033	1M	GST	1 day USD OBFR	NXP Semiconductors NV	0	137	137
USD	(2,202)	05/20/2033	1M	GST	1 day USD OBFR	Elevance Health, Inc.	0	128	128
USD	(1,620)	05/15/2033	1M	MSI	1 day USD OBFR	Toast, Inc.	0	127	127
USD	(8,565)	05/15/2033	1M	MSI	1 day USD OBFR	Super Micro Computer, Inc.	0	124	124
USD	(3,152)	05/20/2033	1M	GST	1 day USD OBFR	Sea Ltd.	0	123	123
USD	(3,128)	05/20/2033	1M	GST	1 day USD OBFR	CyberArk Software Ltd.	0	112	112
USD	(1,437)	05/05/2028	1M	JPM	1 day USD OBFR	Parade Technologies Ltd.	0	108	108
USD	(3,898)	05/15/2033	1M	MSI	1 day USD OBFR	DXC Technology Co.	0	103	103
USD	(87,300)	05/20/2033	1M	GST	1 day USD OBFR	NetApp, Inc.	0	103	103
USD	(1,219)	05/20/2033	1M	GST	1 day USD OBFR	HubSpot, Inc.	0	99	99
USD	(2,395)	05/20/2033	1M	GST	1 day USD OBFR	Novatek Microelectronics Corp.	0	96	96
USD	(3,189)	05/20/2033	1M	GST	1 day USD OBFR	Apollo Global Management, Inc.	0	94	94
USD	(1,504)	05/15/2033	1M	MSI	1 day USD OBFR	PDD Holdings, Inc.	0	90	90
USD	(1,894)	05/20/2033	1M	GST	1 day USD OBFR	Grab Holdings Ltd.	0	88	88
USD	(10,207)	05/15/2033	1M	MSI	1 day USD OBFR	Ambarella, Inc.	0	88	88
USD	(3,620)	05/05/2028	1M	JPM	1 day USD OBFR	Howmet Aerospace, Inc.	0	82	82
USD	(3,053)	05/20/2033	1M	GST	1 day USD OBFR	Hyatt Hotels Corp.	0	82	82
USD	(5,297)	05/05/2028	1M	JPM	1 day USD OBFR	Verisk Analytics, Inc.	0	78	78
USD	(2,732)	05/05/2028	1M	JPM	1 day USD OBFR	Palo Alto Networks, Inc.	0	77	77
USD	(3,602)	05/20/2033	1M	GST	1 day USD OBFR	Ralph Lauren Corp.	0	68	68
USD	(15,661)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Biotech ETF	0	68	68
USD	(2,063)	05/20/2033	1M	GST	1 day USD OBFR	Zscaler, Inc.	0	63	63
USD	(16,052)	05/15/2033	1M	MSI	1 day USD OBFR	Ubiquiti, Inc.	0	61	61
USD	(2,738)	05/15/2033	1M	MSI	1 day USD OBFR	Cintas Corp.	0	59	59
USD	(37,669)	05/15/2033	1M	MSI	1 day USD OBFR	PTC Therapeutics, Inc.	0	55	55
USD	(17,030)	05/20/2033	1M	GST	1 day USD OBFR	Zoetis, Inc.	0	54	54
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(16,185)	05/20/2033	1M	GST	1 day USD OBFR	Chipotle Mexican Grill, Inc.	$0	$54	$54
USD	(4,292)	05/20/2033	1M	GST	1 day USD OBFR	Omnicom Group, Inc.	0	54	54
USD	(26,202)	05/05/2028	1M	JPM	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	51	51
USD	(2,842)	05/20/2033	1M	GST	1 day USD OBFR	Tapestry, Inc.	0	50	50
USD	(640)	05/05/2028	1M	JPM	1 day USD OBFR	Shift4 Payments, Inc.	0	49	49
USD	(97,392)	05/15/2033	1M	MSI	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	48	48
USD	(323)	05/20/2033	1M	GST	1 day USD OBFR	DraftKings, Inc.	0	47	47
USD	(7,882)	05/20/2033	1M	GST	1 day USD OBFR	Zimmer Biomet Holdings, Inc.	0	46	46
USD	(4,115)	05/20/2033	1M	GST	1 day USD OBFR	DXC Technology Co.	0	46	46
USD	(41,123)	05/05/2028	1M	JPM	1 day USD OBFR	Netflix, Inc.	0	46	46
USD	(989)	05/20/2033	1M	GST	1 day USD OBFR	Synchrony Financial	0	45	45
USD	(2,729)	05/20/2033	1M	GST	1 day USD OBFR	VeriSign, Inc.	0	43	43
USD	(24,170)	05/20/2033	1M	GST	1 day USD OBFR	Quest Diagnostics, Inc.	0	43	43
USD	(1,449)	05/20/2033	1M	GST	1 day USD OBFR	GoDaddy, Inc.	0	42	42
USD	(592)	05/15/2033	1M	MSI	1 day USD OBFR	Sony Group Corp.	0	39	39
USD	(820)	05/05/2028	1M	JPM	1 day USD OBFR	Hyatt Hotels Corp.	0	38	38
USD	(41,753)	05/15/2033	1M	MSI	1 day USD OBFR	OGE Energy Corp.	0	38	38
USD	(471)	05/20/2033	1M	GST	1 day USD OBFR	Super Micro Computer, Inc.	0	35	35
USD	(160)	05/05/2028	1M	JPM	1 day USD OBFR	UiPath, Inc.	0	34	34
USD	(52,187)	05/15/2033	1M	MSI	1 day USD OBFR	Ameren Corp.	0	31	31
USD	(1,910)	05/20/2033	1M	GST	1 day USD OBFR	Zebra Technologies Corp.	0	30	30
USD	(17,230)	05/15/2033	1M	MSI	1 day USD OBFR	DTE Energy Co.	0	29	29
USD	(5,393)	05/20/2033	1M	GST	1 day USD OBFR	CVR Energy, Inc.	0	26	26
USD	(2,167)	05/05/2028	1M	JPM	1 day USD OBFR	Walt Disney Co.	0	24	24
USD	(2,576)	05/20/2033	1M	GST	1 day USD OBFR	Madison Square Garden Sports Corp.	0	24	24
USD	(674)	05/10/2026	1M	CBK	1 day USD OBFR	Verisk Analytics, Inc.	0	22	22
USD	(19,836)	05/20/2033	1M	GST	1 day USD OBFR	Axcelis Technologies, Inc.	0	20	20
USD	(5,816)	05/15/2033	1M	MSI	1 day USD OBFR	Accenture PLC	0	16	16
USD	(5,199)	05/20/2033	1M	GST	1 day USD OBFR	Veeco Instruments, Inc.	0	15	15
USD	(35,270)	05/15/2033	1M	MSI	1 day USD OBFR	InterContinental Hotels Group PLC	0	15	15
USD	(368)	05/20/2033	1M	GST	1 day USD OBFR	Palo Alto Networks, Inc.	0	14	14
USD	(51,841)	05/20/2033	1M	GST	1 day USD OBFR	Landbridge Co. LLC	0	12	12
USD	(1,384)	05/20/2033	1M	GST	1 day USD OBFR	Largan Precision Co., Ltd.	0	9	9
USD	17,017	05/20/2033	1M	GST	1 day USD OBFR	Knight-Swift Transportation Holdings, Inc.	0	9	9
USD	(13,839)	05/20/2033	1M	GST	1 day USD OBFR	Cloudflare, Inc.	0	5	5
USD	(4,877)	05/15/2033	1M	MSI	1 day USD OBFR	MGE Energy, Inc.	0	4	4
USD	(16,553)	05/20/2033	1M	GST	1 day USD OBFR	American Express Co.	0	1	1
DKK	(180,134)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Tryg AS	0	9,909	9,909
DKK	(57,639)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Novo Nordisk AS	0	2,942	2,942
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
DKK	(37,676)	05/15/2033	1M	MSI	1 Month DKK CIBOR	GN Store Nord AS	$0	$1,841	$1,841
DKK	(46,069)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Ambu AS	0	1,080	1,080
DKK	(38,334)	05/20/2033	1M	GST	1 Month DKK CIBOR	Ambu AS	0	919	919
DKK	(15,124)	05/20/2033	1M	GST	1 Month DKK CIBOR	Tryg AS	0	760	760
DKK	(24,628)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Novonesis Novozymes B	0	650	650
DKK	(53,094)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Danske Bank AS	0	308	308
DKK	(53,744)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Sydbank AS	0	182	182
DKK	(1,539)	05/20/2033	1M	GST	1 Month DKK CIBOR	Novonesis Novozymes B	0	87	87
DKK	(1,855)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Ambu AS	0	30	30
NOK	(29,339)	05/05/2028	1M	JPM	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	1,426	1,426
NOK	(36,282)	05/20/2033	1M	GST	1 Month NOK NIBOR	Nordic Semiconductor ASA	0	609	609
NOK	(3,073)	05/20/2033	1M	GST	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	224	224
NOK	(877)	05/15/2033	1M	MSI	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	40	40
CHF	(405,506)	05/15/2033	1M	MSI	12 Month CHF SARON	Zurich Insurance Group AG	0	21,995	21,995
CHF	(276,936)	05/15/2033	1M	MSI	12 Month CHF SARON	Swiss Re AG	0	10,633	10,633
CHF	(225,148)	05/15/2033	1M	MSI	12 Month CHF SARON	Partners Group Holding AG	0	8,361	8,361
CHF	(270,284)	05/15/2033	1M	MSI	12 Month CHF SARON	Swiss Life Holding AG	0	7,381	7,381
CHF	(62,109)	05/05/2028	1M	JPM	12 Month CHF SARON	Geberit AG	0	2,915	2,915
CHF	(70,462)	05/05/2028	1M	JPM	12 Month CHF SARON	Givaudan SA	0	2,545	2,545
CHF	(67,421)	05/20/2033	1M	GST	12 Month CHF SARON	Lonza Group AG	0	2,413	2,413
CHF	(120,552)	05/20/2033	1M	GST	12 Month CHF SARON	Swiss Re AG	0	2,273	2,273
CHF	(27,277)	05/20/2033	1M	GST	12 Month CHF SARON	Logitech International SA	0	2,186	2,186
CHF	(11,368)	05/05/2028	1M	JPM	12 Month CHF SARON	Interroll Holding AG	0	2,044	2,044
CHF	(67,969)	05/20/2033	1M	GST	12 Month CHF SARON	Julius Baer Group Ltd.	0	1,903	1,903
CHF	(22,365)	05/20/2033	1M	GST	12 Month CHF SARON	Temenos AG	0	1,808	1,808
CHF	(87,083)	05/05/2028	1M	JPM	12 Month CHF SARON	Straumann Holding AG	0	921	921
CHF	(53,914)	05/20/2033	1M	GST	12 Month CHF SARON	Partners Group Holding AG	0	756	756
CHF	(9,350)	05/05/2028	1M	JPM	12 Month CHF SARON	Swiss Re AG	0	515	515
CHF	(10,484)	05/20/2033	1M	GST	12 Month CHF SARON	Straumann Holding AG	0	475	475
CHF	(61,569)	05/20/2033	1M	GST	12 Month CHF SARON	Banque Cantonale Vaudoise	0	426	426
CHF	(2,141)	05/20/2033	1M	GST	12 Month CHF SARON	Galderma Group AG	0	139	139
CHF	(1,009)	05/05/2028	1M	JPM	12 Month CHF SARON	Galderma Group AG	0	104	104
CHF	(39,733)	05/05/2028	1M	JPM	12 Month CHF SARON	Belimo Holding AG	0	69	69
CHF	(1,710)	05/15/2033	1M	MSI	12 Month CHF SARON	Straumann Holding AG	0	58	58
CHF	(3,766)	05/15/2033	1M	MSI	12 Month CHF SARON	Geberit AG	0	51	51
EUR	443,921	05/15/2033	1M	MSI	12 Month EUR STR	ArcelorMittal SA	0	36,172	36,172
EUR	(206,946)	05/15/2033	1M	MSI	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	24,352	24,352
EUR	(102,695)	05/05/2028	1M	JPM	12 Month EUR STR	Ferrari NV	0	13,262	13,262
EUR	(416,747)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Basic Resources Index	0	9,291	9,291
EUR	(829,961)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Insurance Index	0	7,751	7,751
EUR	(48,904)	05/05/2028	1M	JPM	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	7,610	7,610
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(48,907)	05/05/2028	1M	JPM	12 Month EUR STR	Kering SA	$0	$6,767	$6,767
EUR	(47,918)	05/05/2028	1M	JPM	12 Month EUR STR	Stellantis NV	0	6,667	6,667
EUR	(279,655)	05/15/2033	1M	MSI	12 Month EUR STR	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	6,594	6,594
EUR	(61,723)	05/05/2028	1M	JPM	12 Month EUR STR	Sartorius AG	0	4,804	4,804
EUR	(47,643)	05/15/2033	1M	MSI	12 Month EUR STR	Mapfre SA	0	4,480	4,480
EUR	(75,723)	05/15/2033	1M	MSI	12 Month EUR STR	Sampo OYJ	0	3,728	3,728
EUR	(40,853)	05/15/2033	1M	MSI	12 Month EUR STR	Delivery Hero SE	0	3,489	3,489
EUR	(46,338)	05/20/2033	1M	GST	12 Month EUR STR	Airbus SE	0	3,371	3,371
EUR	(159,019)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Insurance Index	0	3,310	3,310
EUR	(3,613)	05/15/2033	1M	MSI	12 Month EUR STR	UCB SA	0	3,291	3,291
EUR	(64,176)	05/20/2033	1M	GST	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	2,925	2,925
EUR	(34,201)	05/15/2033	1M	MSI	12 Month EUR STR	Grenke AG	0	2,882	2,882
EUR	(154,936)	05/20/2033	1M	GST	12 Month EUR STR	Hannover Rueck SE	0	2,670	2,670
EUR	(32,159)	05/15/2033	1M	MSI	12 Month EUR STR	BioMerieux	0	2,658	2,658
EUR	(16,062)	05/05/2028	1M	JPM	12 Month EUR STR	Brunello Cucinelli SpA	0	2,528	2,528
EUR	(54,410)	05/05/2028	1M	JPM	12 Month EUR STR	Hermes International SCA	0	2,355	2,355
EUR	(52,674)	05/20/2033	1M	GST	12 Month EUR STR	Sampo OYJ	0	2,337	2,337
EUR	(158,220)	05/15/2033	1M	MSI	12 Month EUR STR	Banco BPM SpA	0	2,295	2,295
EUR	(104,283)	05/15/2033	1M	MSI	12 Month EUR STR	AXA SA	0	2,202	2,202
EUR	(27,707)	05/05/2028	1M	JPM	12 Month EUR STR	Wienerberger AG	0	1,984	1,984
EUR	(80,048)	05/15/2033	1M	MSI	12 Month EUR STR	Hannover Rueck SE	0	1,858	1,858
EUR	(104,125)	05/15/2033	1M	MSI	12 Month EUR STR	Nordea Bank Abp	0	1,792	1,792
EUR	(53,874)	05/20/2033	1M	GST	12 Month EUR STR	Hermes International SCA	0	1,700	1,700
EUR	(37,112)	05/05/2028	1M	JPM	12 Month EUR STR	Grifols SA	0	1,672	1,672
EUR	(30,067)	05/15/2033	1M	MSI	12 Month EUR STR	Moncler SpA	0	1,501	1,501
EUR	(14,194)	05/05/2028	1M	JPM	12 Month EUR STR	Ottobock SE & Co. KGaA	0	1,491	1,491
EUR	(232,927)	05/15/2033	1M	MSI	12 Month EUR STR	ING Groep NV	0	1,454	1,454
EUR	(26,233)	05/15/2033	1M	MSI	12 Month EUR STR	KION Group AG	0	1,364	1,364
EUR	(28,631)	05/15/2033	1M	MSI	12 Month EUR STR	Airbus SE	0	1,289	1,289
EUR	(110,555)	05/15/2033	1M	MSI	12 Month EUR STR	Commerzbank AG	0	1,249	1,249
EUR	(13,174)	05/05/2028	1M	JPM	12 Month EUR STR	Redcare Pharmacy NV	0	1,238	1,238
EUR	(66,554)	05/15/2033	1M	MSI	12 Month EUR STR	EssilorLuxottica SA	0	1,175	1,175
EUR	(13,691)	05/05/2028	1M	JPM	12 Month EUR STR	CSG NV	0	1,093	1,093
EUR	(14,792)	05/15/2033	1M	MSI	12 Month EUR STR	Kojamo OYJ	0	1,044	1,044
EUR	(35,695)	05/20/2033	1M	GST	12 Month EUR STR	Nemetschek SE	0	1,015	1,015
EUR	(158,118)	05/15/2033	1M	MSI	12 Month EUR STR	Intesa Sanpaolo SpA	0	958	958
EUR	(25,676)	05/20/2033	1M	GST	12 Month EUR STR	Amadeus IT Group SA	0	834	834
EUR	(7,045)	05/05/2028	1M	JPM	12 Month EUR STR	Prosus NV	0	827	827
EUR	(13,789)	05/20/2033	1M	GST	12 Month EUR STR	BE Semiconductor Industries NV	0	812	812
EUR	(32,216)	05/05/2028	1M	JPM	12 Month EUR STR	Repsol SA	0	787	787
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(55,775)	05/15/2033	1M	MSI	12 Month EUR STR	Credito Emiliano SpA	$0	$697	$697
EUR	(29,411)	05/20/2033	1M	GST	12 Month EUR STR	Kering SA	0	683	683
EUR	(21,839)	05/20/2033	1M	GST	12 Month EUR STR	Delivery Hero SE	0	639	639
EUR	(45,076)	05/20/2033	1M	GST	12 Month EUR STR	Mapfre SA	0	619	619
EUR	(30,449)	05/20/2033	1M	GST	12 Month EUR STR	Brunello Cucinelli SpA	0	609	609
EUR	(51,171)	05/20/2033	1M	GST	12 Month EUR STR	Auto1 Group SE	0	575	575
EUR	(9,234)	05/20/2033	1M	GST	12 Month EUR STR	BioMerieux	0	539	539
EUR	(9,590)	05/05/2028	1M	JPM	12 Month EUR STR	Kojamo OYJ	0	529	529
EUR	(20,530)	05/20/2033	1M	GST	12 Month EUR STR	Grenke AG	0	520	520
EUR	(8,505)	05/20/2033	1M	GST	12 Month EUR STR	Prosus NV	0	451	451
EUR	(34,217)	05/20/2033	1M	GST	12 Month EUR STR	Publicis Groupe SA	0	438	438
EUR	(11,844)	05/15/2033	1M	MSI	12 Month EUR STR	Eurofins Scientific SE	0	429	429
EUR	(1,952)	05/05/2028	1M	JPM	12 Month EUR STR	Nemetschek SE	0	404	404
EUR	(9,327)	05/20/2033	1M	GST	12 Month EUR STR	Adyen NV	0	404	404
EUR	(3,005)	05/15/2033	1M	MSI	12 Month EUR STR	Brunello Cucinelli SpA	0	398	398
EUR	(4,650)	05/15/2033	1M	MSI	12 Month EUR STR	Amadeus IT Group SA	0	398	398
EUR	(12,549)	05/15/2033	1M	MSI	12 Month EUR STR	Vonovia SE	0	391	391
EUR	(3,624)	05/05/2028	1M	JPM	12 Month EUR STR	Amadeus IT Group SA	0	389	389
EUR	(11,552)	05/20/2033	1M	GST	12 Month EUR STR	Ferrari NV	0	370	370
EUR	(35,358)	05/20/2033	1M	GST	12 Month EUR STR	ICADE	0	368	368
EUR	(5,580)	05/20/2033	1M	GST	12 Month EUR STR	Verisure PLC	0	363	363
EUR	(8,006)	05/20/2033	1M	GST	12 Month EUR STR	Shurgard Self Storage Ltd.	0	359	359
EUR	(6,861)	05/15/2033	1M	MSI	12 Month EUR STR	Melexis NV	0	352	352
EUR	(39,614)	05/20/2033	1M	GST	12 Month EUR STR	Moncler SpA	0	327	327
EUR	(17,196)	05/20/2033	1M	GST	12 Month EUR STR	Jungheinrich AG	0	324	324
EUR	(65,832)	05/20/2033	1M	GST	12 Month EUR STR	InPost SA	0	315	315
EUR	(19,305)	05/20/2033	1M	GST	12 Month EUR STR	Sofina SA	0	259	259
EUR	(24,196)	05/20/2033	1M	GST	12 Month EUR STR	ASM International NV	0	257	257
EUR	(6,350)	05/11/2026	1M	CBK	12 Month EUR STR	Industria de Diseno Textil SA	0	257	257
EUR	(58,095)	05/15/2033	1M	MSI	12 Month EUR STR	Deutsche Post AG	0	243	243
EUR	(2,685)	05/20/2033	1M	GST	12 Month EUR STR	Sartorius AG	0	207	207
EUR	(3,139)	05/15/2033	1M	MSI	12 Month EUR STR	Ferrari NV	0	206	206
EUR	(5,599)	05/20/2033	1M	MSI	12 Month EUR STR	STMicroelectronics NV	0	188	188
EUR	(1,816)	05/15/2033	1M	MSI	12 Month EUR STR	Sartorius AG	0	159	159
EUR	(8,474)	05/15/2033	1M	MSI	12 Month EUR STR	Accor SA	0	156	156
EUR	(67,229)	05/05/2028	1M	JPM	12 Month EUR STR	Vinci SA	0	143	143
EUR	(20,846)	05/15/2033	1M	MSI	12 Month EUR STR	CVC Capital Partners PLC	0	136	136
EUR	(1,802)	05/05/2028	1M	JPM	12 Month EUR STR	Universal Music Group NV	0	134	134
EUR	(1,195)	05/15/2033	1M	MSI	12 Month EUR STR	Prosus NV	0	132	132
EUR	(1,757)	05/15/2033	1M	MSI	12 Month EUR STR	Kontron AG	0	103	103
EUR	(34,140)	05/05/2028	1M	JPM	12 Month EUR STR	Verisure PLC	0	99	99
EUR	(9,698)	05/20/2033	1M	GST	12 Month EUR STR	Industria de Diseno Textil SA	0	98	98
EUR	(2,433)	05/05/2028	1M	JPM	12 Month EUR STR	Gecina SA	0	75	75
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(2,491)	05/15/2033	1M	MSI	12 Month EUR STR	Leonardo SpA	$0	$75	$75
EUR	(2,109)	05/15/2033	1M	MSI	12 Month EUR STR	Publicis Groupe SA	0	65	65
EUR	(3,874)	05/15/2033	1M	MSI	12 Month EUR STR	Verbund AG	0	63	63
EUR	(5,158)	05/20/2033	1M	GST	12 Month EUR STR	Corp. ACCIONA Energias Renovables SA	0	62	62
EUR	(19,487)	05/20/2033	1M	GST	12 Month EUR STR	Davide Campari-Milano NV	0	54	54
EUR	(1,494)	05/20/2033	1M	GST	12 Month EUR STR	Kojamo OYJ	0	51	51
EUR	(5,779)	05/05/2028	1M	JPM	12 Month EUR STR	Verbund AG	0	46	46
EUR	(8,372)	05/10/2026	1M	CBK	12 Month EUR STR	Infineon Technologies AG	0	44	44
EUR	(1,721)	05/15/2033	1M	MSI	12 Month EUR STR	Wienerberger AG	0	17	17
EUR	(10,199)	05/05/2028	1M	JPM	12 Month EUR STR	Auto1 Group SE	0	15	15
EUR	(303)	05/10/2026	1M	CBK	12 Month EUR STR	Scout24 SE	0	9	9
EUR	(19,282)	05/20/2033	1M	GST	12 Month EUR STR	Gecina SA	0	6	6
EUR	(1,514)	05/15/2033	1M	MSI	12 Month EUR STR	Carrefour SA	0	1	1
GBP	(256,627)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Aviva PLC	0	16,481	16,481
GBP	(75,544)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	14,304	14,304
GBP	(94,377)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Admiral Group PLC	0	10,327	10,327
GBP	(59,338)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Burberry Group PLC	0	5,921	5,921
GBP	(55,648)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Intermediate Capital Group PLC	0	5,652	5,652
GBP	(26,568)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	1,314	1,314
GBP	(6,952)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Burberry Group PLC	0	1,094	1,094
GBP	(33,403)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	1,004	1,004
GBP	(9,718)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Pearson PLC	0	756	756
GBP	(27,046)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Intertek Group PLC	0	713	713
GBP	(7,996)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	684	684
GBP	(56,760)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Paragon Banking Group PLC	0	571	571
GBP	(22,583)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Pearson PLC	0	430	430
GBP	(45,944)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Whitbread PLC	0	382	382
GBP	(2,302)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Experian PLC	0	329	329
GBP	(2,068)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	London Stock Exchange Group PLC	0	222	222
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(11,549)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	$0	$202	$202
GBP	(1,304)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	ICG PLC	0	178	178
GBP	(4,428)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Halma PLC	0	157	157
GBP	(3,502)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Next PLC	0	105	105
GBP	(2,262)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	89	89
GBP	(1,224)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Rolls-Royce Holdings PLC	0	64	64
GBP	(2,790)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Compass Group PLC	0	29	29
GBP	(1,797)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	27	27
GBP	(1,401)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Halma PLC	0	13	13
GBP	(2,628)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Informa PLC	0	8	8
GBP	(49)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Informa PLC	0	2	2
JPY	(162,180)	05/15/2033	1M	MSI	12 Month JPY TONA	Shizuoka Financial Group, Inc.	0	6,689	6,689
JPY	(117,779)	05/15/2033	1M	MSI	12 Month JPY TONA	Mitsubishi UFJ Financial Group, Inc.	0	6,258	6,258
JPY	(15,671)	05/15/2033	1M	MSI	12 Month JPY TONA	Nomura Research Institute Ltd.	0	3,769	3,769
JPY	(63,432)	05/15/2033	1M	MSI	12 Month JPY TONA	Aozora Bank Ltd.	0	3,037	3,037
JPY	(103,830)	05/15/2033	1M	MSI	12 Month JPY TONA	San-In Godo Bank Ltd.	0	2,165	2,165
JPY	(31,641)	05/15/2033	1M	MSI	12 Month JPY TONA	Japan Exchange Group, Inc.	0	1,942	1,942
JPY	(111,801)	05/15/2033	1M	MSI	12 Month JPY TONA	TOPIX Small Index	0	1,771	1,771
JPY	(155,527)	05/15/2033	1M	MSI	12 Month JPY TONA	Concordia Financial Group Ltd.	0	1,762	1,762
JPY	(18,317)	05/05/2028	1M	JPM	12 Month JPY TONA	Aisin Corp.	0	1,454	1,454
JPY	(21,145)	05/20/2033	1M	GST	12 Month JPY TONA	Fast Retailing Co., Ltd.	0	1,350	1,350
JPY	(51,538)	05/20/2033	1M	GST	12 Month JPY TONA	Aozora Bank Ltd.	0	1,212	1,212
JPY	(133,735)	05/20/2033	1M	GST	12 Month JPY TONA	Daiwa Securities Group, Inc.	0	1,198	1,198
JPY	(16,911)	05/20/2033	1M	GST	12 Month JPY TONA	Keyence Corp.	0	1,169	1,169
JPY	(50,559)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Stock Exchange TOPIX Banks Index	0	1,025	1,025
JPY	(30,183)	05/15/2033	1M	MSI	12 Month JPY TONA	T&D Holdings, Inc.	0	977	977
JPY	(12,109)	05/20/2033	1M	GST	12 Month JPY TONA	Recruit Holdings Co., Ltd.	0	896	896
JPY	(24,445)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Electron Ltd.	0	771	771
JPY	(18,234)	05/05/2028	1M	JPM	12 Month JPY TONA	NEC Corp.	0	697	697
JPY	(51,959)	05/15/2033	1M	MSI	12 Month JPY TONA	Sony Financial Group, Inc.	0	696	696
JPY	(5,208)	05/15/2033	1M	MSI	12 Month JPY TONA	Nexon Co., Ltd.	0	626	626
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(6,231)	05/15/2033	1M	MSI	12 Month JPY TONA	Taisei Corp.	$0	$492	$492
JPY	(24,448)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Stock Exchange Tokyo Price Index TOPIX	0	378	378
JPY	(7,118)	05/15/2033	1M	MSI	12 Month JPY TONA	Nintendo Co., Ltd.	0	372	372
JPY	(6,944)	05/20/2033	1M	GST	12 Month JPY TONA	Nintendo Co., Ltd.	0	358	358
JPY	(18,301)	05/20/2033	1M	GST	12 Month JPY TONA	Fujitsu Ltd.	0	352	352
JPY	(2,722)	05/05/2028	1M	JPM	12 Month JPY TONA	Furuno Electric Co., Ltd.	0	351	351
JPY	(2,721)	05/05/2028	1M	JPM	12 Month JPY TONA	Asahi Intecc Co., Ltd.	0	343	343
JPY	(2,863)	05/05/2028	1M	JPM	12 Month JPY TONA	Harmonic Drive Systems, Inc.	0	294	294
JPY	(2,669)	05/05/2028	1M	JPM	12 Month JPY TONA	Suzuki Motor Corp.	0	287	287
JPY	(2,533)	05/05/2028	1M	JPM	12 Month JPY TONA	Olympus Corp.	0	248	248
JPY	(2,599)	05/05/2028	1M	JPM	12 Month JPY TONA	Taiyo Yuden Co., Ltd.	0	235	235
JPY	(2,690)	05/05/2028	1M	JPM	12 Month JPY TONA	Fuji Electric Co., Ltd.	0	225	225
JPY	(2,648)	05/05/2028	1M	JPM	12 Month JPY TONA	FUJIFILM Holdings Corp.	0	225	225
JPY	(17,805)	05/05/2028	1M	JPM	12 Month JPY TONA	Nintendo Co., Ltd.	0	219	219
JPY	(2,015)	05/05/2028	1M	JPM	12 Month JPY TONA	PKSHA Technology, Inc.	0	210	210
JPY	(11,013)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Exchange Group, Inc.	0	207	207
JPY	(74,808)	05/15/2033	1M	MSI	12 Month JPY TONA	Sumitomo Mitsui Trust Group, Inc.	0	186	186
JPY	(3,021)	05/05/2028	1M	JPM	12 Month JPY TONA	Hirose Electric Co., Ltd.	0	165	165
JPY	(2,834)	05/20/2033	1M	GST	12 Month JPY TONA	Mitsubishi Heavy Industries Ltd.	0	164	164
JPY	(2,270)	05/20/2033	1M	GST	12 Month JPY TONA	Asics Corp.	0	163	163
JPY	(2,784)	05/05/2028	1M	JPM	12 Month JPY TONA	Anritsu Corp.	0	161	161
JPY	(6,233)	05/15/2033	1M	MSI	12 Month JPY TONA	SUMCO Corp.	0	152	152
JPY	(1,963)	05/05/2028	1M	JPM	12 Month JPY TONA	Wacom Co., Ltd.	0	123	123
JPY	(2,738)	05/05/2028	1M	JPM	12 Month JPY TONA	Mazda Motor Corp.	0	117	117
JPY	(2,609)	05/05/2028	1M	JPM	12 Month JPY TONA	GS Yuasa Corp.	0	114	114
JPY	(2,118)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Aviation Electronics Industry Ltd.	0	113	113
JPY	(50,798)	05/20/2033	1M	GST	12 Month JPY TONA	T&D Holdings, Inc.	0	87	87
JPY	(3,026)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanrio Co., Ltd.	0	81	81
JPY	(2,837)	05/05/2028	1M	JPM	12 Month JPY TONA	Konica Minolta, Inc.	0	81	81
JPY	(836)	05/05/2028	1M	JPM	12 Month JPY TONA	Freee KK	0	75	75
JPY	(2,562)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyo Tire Corp.	0	63	63
JPY	(2,957)	05/05/2028	1M	JPM	12 Month JPY TONA	Rigaku Holdings Corp.	0	52	52
JPY	(2,565)	05/05/2028	1M	JPM	12 Month JPY TONA	Subaru Corp.	0	51	51
JPY	(1,635)	05/05/2028	1M	JPM	12 Month JPY TONA	Appier Group, Inc.	0	50	50
JPY	(2,663)	05/05/2028	1M	JPM	12 Month JPY TONA	ITOCHU Corp.	0	45	45
JPY	(931)	05/05/2028	1M	JPM	12 Month JPY TONA	JINS Holdings, Inc.	0	40	40
JPY	(16,147)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokogawa Electric Corp.	0	38	38
JPY	(2,822)	05/05/2028	1M	JPM	12 Month JPY TONA	Denso Corp.	0	30	30
JPY	(23,846)	05/20/2033	1M	GST	12 Month JPY TONA	SUMCO Corp.	0	28	28
JPY	(2,280)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanyo Denki Co., Ltd.	0	20	20
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(2,592)	05/05/2028	1M	JPM	12 Month JPY TONA	Kaga Electronics Co., Ltd.	$0	$19	$19
JPY	(637)	05/05/2028	1M	JPM	12 Month JPY TONA	Fujitsu Ltd.	0	10	10
JPY	(2,818)	05/05/2028	1M	JPM	12 Month JPY TONA	Oki Electric Industry Co., Ltd.	0	8	8
PLN	(28,441)	05/20/2033	1M	GST	12 Month PLN WIBOR	CCC SA	0	4,027	4,027
PLN	(54,679)	05/20/2033	1M	GST	12 Month PLN WIBOR	Dino Polska SA	0	3,551	3,551
PLN	(44,294)	05/20/2033	1M	GST	12 Month PLN WIBOR	Zabka Group SA	0	1,041	1,041
PLN	(33,122)	05/20/2033	1M	GST	12 Month PLN WIBOR	LPP SA	0	429	429
PLN	(1,739)	05/05/2028	1M	JPM	12 Month PLN WIBOR	Zabka Group SA	0	108	108
SEK	(277,546)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Skandinaviska Enskilda Banken AB	0	11,699	11,699
SEK	(76,105)	05/20/2033	1M	GST	12 Month SEK STIBOR	EQT AB	0	4,421	4,421
SEK	(49,350)	05/20/2033	1M	GST	12 Month SEK STIBOR	Indutrade AB	0	3,671	3,671
SEK	(55,593)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Nibe Industrier AB	0	3,577	3,577
SEK	(33,520)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Volvo Car AB	0	3,496	3,496
SEK	(34,677)	05/20/2033	1M	GST	12 Month SEK STIBOR	Beijer Ref AB	0	2,940	2,940
SEK	(28,146)	05/05/2028	1M	JPM	12 Month SEK STIBOR	AddTech AB	0	2,452	2,452
SEK	(26,610)	05/20/2033	1M	GST	12 Month SEK STIBOR	Vitec Software Group AB	0	2,353	2,353
SEK	(34,040)	05/20/2033	1M	GST	12 Month SEK STIBOR	Saab AB	0	1,757	1,757
SEK	(43,911)	05/20/2033	1M	GST	12 Month SEK STIBOR	Hemnet Group AB	0	1,753	1,753
SEK	(19,122)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Lifco AB	0	1,568	1,568
SEK	(10,859)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Beijer Ref AB	0	1,432	1,432
SEK	(21,991)	05/05/2028	1M	JPM	12 Month SEK STIBOR	EQT AB	0	1,265	1,265
SEK	(11,835)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Indutrade AB	0	1,230	1,230
SEK	(46,625)	05/05/2028	1M	JPM	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	1,116	1,116
SEK	(29,541)	05/20/2033	1M	GST	12 Month SEK STIBOR	AddTech AB	0	1,111	1,111
SEK	(55,236)	05/20/2033	1M	GST	12 Month SEK STIBOR	Nibe Industrier AB	0	1,108	1,108
SEK	(28,735)	05/20/2033	1M	GST	12 Month SEK STIBOR	Lifco AB	0	1,096	1,096
SEK	(6,846)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Indutrade AB	0	778	778
SEK	(13,228)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Hexagon AB	0	773	773
SEK	(243,736)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	581	581
SEK	(44,422)	05/20/2033	1M	GST	12 Month SEK STIBOR	Roko AB	0	426	426
SEK	(5,239)	05/20/2033	1M	GST	12 Month SEK STIBOR	BoneSupport Holding AB	0	405	405
SEK	(3,412)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Roko AB	0	315	315
SEK	(3,608)	05/15/2033	1M	MSI	12 Month SEK STIBOR	AddTech AB	0	313	313
SEK	(3,071)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Lifco AB	0	281	281
SEK	(40,351)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Atlas Copco AB	0	224	224
SEK	(1,105)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Beijer Ref AB	0	161	161
SEK	(4,165)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Engcon AB	0	134	134
SEK	(3,282)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Fastighets AB Balder	0	79	79
SEK	(1,633)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Roko AB	0	76	76
SEK	(1,809)	05/20/2033	1M	GST	12 Month SEK STIBOR	Volvo Car AB	0	37	37
SEK	(1,264)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Axfood AB	0	22	22
SEK	(2,429)	05/20/2033	1M	GST	12 Month SEK STIBOR	Hexagon AB	0	20	20
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(7,857)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Fastighets AB Balder	$0	$16	$16
ZAR	(12,290)	05/20/2033	1M	GST	3 Month ZAR JIBAR SAFEX	Naspers Ltd.	0	612	612
ZAR	(4,402)	05/05/2028	1M	JPM	3 Month ZAR JIBAR SAFEX	Naspers Ltd.	0	500	500
CAD	(304,574)	05/15/2033	1M	MSI	6 Month CAD CORRA	Intact Financial Corp.	0	25,957	25,957
CAD	(205,263)	05/15/2033	1M	MSI	6 Month CAD CORRA	Canadian Imperial Bank of Commerce	0	3,537	3,537
CAD	(98,808)	05/15/2033	1M	MSI	6 Month CAD CORRA	Sun Life Financial, Inc.	0	1,639	1,639
CAD	(404,008)	05/15/2033	1M	MSI	6 Month CAD CORRA	Bank of Montreal	0	1,569	1,569
CAD	(12,018)	05/15/2033	1M	MSI	6 Month CAD CORRA	Brookfield Corp.	0	687	687
CAD	(7,524)	05/15/2033	1M	JPM	6 Month CAD CORRA	Brookfield Corp.	0	580	580
CAD	(9,544)	05/15/2033	1M	MSI	6 Month CAD CORRA	Constellation Software, Inc.	0	328	328
CAD	(2,319)	05/05/2028	1M	JPM	6 Month CAD CORRA	Dollarama, Inc.	0	185	185
CAD	(14,497)	05/15/2033	1M	MSI	6 Month CAD CORRA	Cardinal Energy Ltd.	0	90	90
CHF	27,594	05/20/2033	1M	GST	ABB Ltd.	12 Month CHF SARON	0	3,194	3,194
CHF	34,809	05/05/2028	1M	JPM	ABB Ltd.	12 Month CHF SARON	0	3,172	3,172
CHF	30,040	05/15/2033	1M	MSI	ABB Ltd.	12 Month CHF SARON	0	2,496	2,496
EUR	42,642	05/20/2033	1M	GST	ABN AMRO Bank NV	12 Month EUR STR	0	972	972
EUR	226,708	05/15/2033	1M	MSI	ABN AMRO Bank NV	12 Month EUR STR	0	33	33
EUR	72,481	05/20/2033	1M	GST	Addiko Bank AG	12 Month EUR STR	0	1,436	1,436
USD	24,659	05/05/2028	1M	JPM	Advanced Micro Devices, Inc.	1 day USD OBFR	0	197	197
JPY	49,653	05/20/2033	1M	GST	Advantest Corp.	12 Month JPY TONA	0	10,135	10,135
JPY	284	05/15/2033	1M	MSI	Advantest Corp.	12 Month JPY TONA	0	43	43
EUR	380,001	05/15/2033	1M	MSI	AIB Group PLC	12 Month EUR STR	0	2,545	2,545
EUR	109,059	05/20/2033	1M	GST	AIB Group PLC	12 Month EUR STR	0	1,681	1,681
USD	30,235	05/20/2033	1M	GST	Airtac International Group	1 day USD OBFR	0	3,652	3,652
USD	23,118	05/15/2033	1M	MSI	Airtac International Group	1 day USD OBFR	0	3,024	3,024
USD	220,859	05/15/2033	1M	MSI	Al Rajhi Bank	1 day USD OBFR	0	11,200	11,200
USD	4,340	05/20/2033	1M	GST	Al Rajhi Bank	1 day USD OBFR	0	171	171
SEK	41,598	05/05/2028	1M	JPM	Alfa Laval AB	12 Month SEK STIBOR	0	4,075	4,075
USD	44,820	05/15/2033	1M	GST	Alibaba Group Holding Ltd.	1 day HKD HONIA	0	1,979	1,979
PLN	134,947	05/20/2033	1M	GST	Alior Bank SA	12 Month PLN WIBOR	0	5,676	5,676
PLN	42,009	05/15/2033	1M	MSI	Alior Bank SA	12 Month PLN WIBOR	0	1,401	1,401
USD	223,617	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	6,583	6,583
USD	99,547	05/20/2033	1M	GST	Alphabet, Inc.	1 day USD OBFR	0	5,058	5,058
USD	67,906	05/05/2028	1M	JPM	Alphabet, Inc.	1 day USD OBFR	0	4,539	4,539
USD	63,941	05/05/2028	1M	JPM	Alphabet, Inc.	1 day USD OBFR	0	4,335	4,335
USD	34,776	05/20/2033	1M	GST	Alphabet, Inc.	1 day USD OBFR	0	1,728	1,728
USD	43,745	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	871	871
EUR	719	05/05/2028	1M	JPM	AlzChem Group AG	12 Month EUR STR	0	4	4
USD	368,907	05/20/2033	1M	GST	Amazon.com, Inc.	1 day USD OBFR	0	13,255	13,255
USD	217,355	05/05/2028	1M	JPM	Amazon.com, Inc.	1 day USD OBFR	0	5,194	5,194
USD	904,809	05/15/2033	1M	MSI	Amazon.com, Inc.	1 day USD OBFR	0	3,813	3,813
USD	7,072	05/05/2028	1M	JPM	American Electric Power Co., Inc.	1 day USD OBFR	0	354	354
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	49,715	05/20/2033	1M	GST	American Electric Power Co., Inc.	1 day USD OBFR	$0	$231	$231
USD	34,148	05/15/2033	1M	MSI	American Electric Power Co., Inc.	1 day USD OBFR	0	107	107
USD	174,859	05/15/2033	1M	MSI	American International Group, Inc.	1 day USD OBFR	0	2,008	2,008
USD	39,335	05/20/2033	1M	GST	American International Group, Inc.	1 day USD OBFR	0	1,325	1,325
USD	154,788	05/05/2028	1M	JPM	American International Group, Inc.	1 day USD OBFR	0	438	438
USD	18,218	05/05/2028	1M	JPM	American Water Works Co., Inc.	1 day USD OBFR	0	247	247
USD	27,960	05/20/2033	1M	GST	Analog Devices, Inc.	1 day USD OBFR	0	641	641
GBP	59,016	05/15/2033	1M	MSI	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	502	502
GBP	7,507	05/20/2033	1M	GST	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	322	322
USD	11,307	05/05/2028	1M	JPM	Annexon, Inc.	1 day USD OBFR	0	2,209	2,209
USD	273,865	05/20/2033	1M	GST	Antero Resources Corp.	1 day USD OBFR	0	22,769	22,769
USD	1,367	05/15/2033	1M	MSI	Antero Resources Corp.	1 day USD OBFR	0	197	197
EUR	9,213	05/05/2028	1M	JPM	Aperam SA	12 Month EUR STR	0	177	177
EUR	20,851	05/15/2033	1M	MSI	Aperam SA	12 Month EUR STR	0	44	44
USD	287,905	05/20/2033	1M	GST	Apple, Inc.	1 day USD OBFR	0	14,649	14,649
USD	316,902	05/15/2033	1M	MSI	Apple, Inc.	1 day USD OBFR	0	10,562	10,562
USD	2,734	05/05/2028	1M	JPM	Apple, Inc.	1 day USD OBFR	0	120	120
USD	29,001	05/05/2028	1M	JPM	Applied Materials, Inc.	1 day USD OBFR	0	3,876	3,876
USD	181,709	05/20/2033	1M	GST	Applied Materials, Inc.	1 day USD OBFR	0	2,335	2,335
USD	254,629	05/15/2033	1M	MSI	Applied Materials, Inc.	1 day USD OBFR	0	970	970
USD	16,163	05/20/2033	1M	GST	ArcelorMittal SA	1 day USD OBFR	0	1,701	1,701
USD	63,090	05/15/2033	1M	MSI	Argenx SE	1 day USD OBFR	0	2,469	2,469
USD	4,677	05/05/2028	1M	JPM	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	559	559
EUR	139,337	05/15/2033	1M	MSI	ASML Holding NV	12 Month EUR STR	0	5,299	5,299
USD	30,705	05/05/2028	1M	JPM	ASML Holding NV	1 day USD OBFR	0	4,870	4,870
USD	6,732	05/20/2033	1M	GST	ASML Holding NV	1 day USD OBFR	0	383	383
USD	8,464	05/15/2033	1M	MSI	ASML Holding NV	1 day USD OBFR	0	74	74
USD	42,184	05/05/2028	1M	JPM	ASPEED Technology, Inc.	1 day USD OBFR	0	10,663	10,663
SEK	69,840	05/05/2028	1M	JPM	Assa Abloy AB	12 Month SEK STIBOR	0	1,206	1,206
USD	56,326	05/20/2033	1M	GST	Assurant, Inc.	1 day USD OBFR	0	1,302	1,302
USD	22,935	05/20/2033	1M	GST	AstraZeneca PLC	12 Month GBP WMBA SONIA Compound	0	722	722
SEK	426,595	05/05/2028	1M	JPM	Atlas Copco AB	12 Month SEK STIBOR	0	21,786	21,786
USD	211,473	05/15/2033	1M	MSI	Axis Capital Holdings Ltd.	1 day USD OBFR	0	3,967	3,967
USD	62,690	05/15/2033	1M	MSI	Axsome Therapeutics, Inc.	1 day USD OBFR	0	3,640	3,640
EUR	23,254	05/15/2033	1M	MSI	Ayvens SA	12 Month EUR STR	0	749	749
EUR	715,847	05/15/2033	1M	MSI	Banco Santander SA	12 Month EUR STR	0	13,151	13,151
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	256,716	05/20/2033	1M	GST	Banco Santander SA	12 Month EUR STR	$0	$10,841	$10,841
EUR	66,524	05/20/2033	1M	GST	Bank of Cyprus Holdings PLC	12 Month EUR STR	0	6,700	6,700
EUR	72,936	05/20/2033	1M	GST	Bank of Ireland Group PLC	12 Month EUR STR	0	2,613	2,613
EUR	10,667	05/05/2028	1M	JPM	Bank of Ireland Group PLC	12 Month EUR STR	0	141	141
JPY	57,130	05/15/2033	1M	MSI	Bank of Nagoya Ltd.	12 Month JPY TONA	0	1,295	1,295
CAD	31,295	05/20/2033	1M	GST	Bank of Nova Scotia	6 Month CAD CORRA	0	136	136
EUR	70,641	05/20/2033	1M	GST	Bankinter SA	12 Month EUR STR	0	569	569
GBP	282,079	05/20/2033	1M	GST	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	4,431	4,431
GBP	128,446	05/15/2033	1M	MSI	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	731	731
GBP	223,187	05/05/2028	1M	JPM	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	158	158
EUR	44,652	05/15/2033	1M	MSI	BAWAG Group AG	12 Month EUR STR	0	1,061	1,061
EUR	103,576	05/20/2033	1M	GST	BAWAG Group AG	12 Month EUR STR	0	545	545
GBP	197,154	05/15/2033	1M	MSI	Beazley PLC	12 Month GBP WMBA SONIA Compound	0	39,709	39,709
GBP	136,626	05/20/2033	1M	GST	Beazley PLC	12 Month GBP WMBA SONIA Compound	0	929	929
EUR	22,736	05/05/2028	1M	JPM	Beiersdorf AG	12 Month EUR STR	0	1,610	1,610
EUR	26,160	05/20/2033	1M	GST	Beiersdorf AG	12 Month EUR STR	0	771	771
EUR	1,821	05/15/2033	1M	MSI	Beiersdorf AG	12 Month EUR STR	0	43	43
EUR	81,803	05/05/2028	1M	JPM	Bilfinger SE	12 Month EUR STR	0	2,996	2,996
USD	291,943	05/20/2033	1M	GST	Blackrock, Inc.	1 day USD OBFR	0	2,338	2,338
EUR	317,253	05/15/2033	1M	MSI	BNP Paribas SA	12 Month EUR STR	0	9,713	9,713
EUR	109,354	05/05/2028	1M	JPM	Brenntag SE	12 Month EUR STR	0	3,587	3,587
EUR	49,612	05/20/2033	1M	GST	Brenntag SE	12 Month EUR STR	0	3,155	3,155
EUR	54,736	05/15/2033	1M	MSI	Brenntag SE	12 Month EUR STR	0	568	568
USD	22,231	05/20/2033	1M	GST	Bridgebio Pharma, Inc.	1 day USD OBFR	0	23	23
GBP	155,544	05/20/2033	1M	GST	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	7,827	7,827
GBP	400,292	05/15/2033	1M	MSI	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	7,754	7,754
GBP	44,210	05/05/2028	1M	JPM	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	4,379	4,379
USD	(5,488)	05/15/2033	1M	MSI	Broadcom, Inc.	1 day USD OBFR	0	188	188
GBP	49,681	05/20/2033	1M	GST	BT Group PLC	12 Month GBP WMBA SONIA Compound	0	2,182	2,182
GBP	15,418	05/20/2033	1M	GST	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	470	470
GBP	81,831	05/05/2028	1M	JPM	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	143	143
USD	204,248	05/15/2033	1M	MSI	Cactus, Inc.	1 day USD OBFR	0	14,262	14,262
USD	53,102	05/20/2033	1M	GST	Cactus, Inc.	1 day USD OBFR	0	3,353	3,353
USD	76,374	05/20/2033	1M	GST	Cameco Corp.	1 day USD OBFR	0	4,816	4,816
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	4,980	05/15/2033	1M	MSI	Cameco Corp.	1 day USD OBFR	$0	$449	$449
USD	166,442	05/15/2033	1M	MSI	Canadian Natural Resources Ltd.	1 day USD OBFR	0	16,052	16,052
USD	8,470	05/20/2033	1M	GST	Canadian Natural Resources Ltd.	1 day USD OBFR	0	684	684
USD	179,107	05/15/2033	1M	MSI	Carnival Corp.	1 day USD OBFR	0	4,375	4,375
USD	24,836	05/05/2028	1M	JPM	Carnival Corp.	1 day USD OBFR	0	1,101	1,101
SEK	18,522	05/20/2033	1M	GST	Castellum AB	12 Month SEK STIBOR	0	861	861
USD	15,778	05/05/2028	1M	JPM	Celcuity, Inc.	1 day USD OBFR	0	854	854
USD	53,302	05/20/2033	1M	GST	Cencora, Inc.	1 day USD OBFR	0	1,300	1,300
USD	15,592	05/15/2033	1M	MSI	Cencora, Inc.	1 day USD OBFR	0	214	214
AUD	233,337	05/15/2033	1M	MSI	Challenger Ltd.	1 day AUD AONIA	0	2,709	2,709
USD	340,103	05/15/2033	1M	MSI	Charles Schwab Corp.	1 day USD OBFR	0	3,248	3,248
USD	58,882	05/20/2033	1M	GST	Cheniere Energy, Inc.	1 day USD OBFR	0	2,459	2,459
USD	46,833	05/15/2033	1M	MSI	Cheniere Energy, Inc.	1 day USD OBFR	0	2,028	2,028
USD	51,241	05/15/2033	1M	MSI	Chesapeake Utilities Corp.	1 day USD OBFR	0	1,131	1,131
USD	12,819	05/05/2028	1M	JPM	Chesapeake Utilities Corp.	1 day USD OBFR	0	564	564
USD	140,073	05/15/2033	1M	MSI	Chevron Corp.	1 day USD OBFR	0	9,054	9,054
USD	51,288	05/20/2033	1M	GST	Chevron Corp.	1 day USD OBFR	0	2,667	2,667
USD	193,675	05/20/2033	1M	GST	Chord Energy Corp.	1 day USD OBFR	0	17,530	17,530
USD	110,025	05/05/2028	1M	JPM	Chord Energy Corp.	1 day USD OBFR	0	11,667	11,667
USD	116,304	05/15/2033	1M	MSI	Chord Energy Corp.	1 day USD OBFR	0	10,500	10,500
USD	56,643	05/15/2033	1M	MSI	Chroma ATE, Inc.	1 day USD OBFR	0	840	840
USD	19,623	05/15/2033	1M	MSI	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1 day USD OBFR	0	3,566	3,566
USD	14,545	05/05/2028	1M	JPM	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1 day USD OBFR	0	1,863	1,863
USD	453	05/20/2033	1M	GST	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1 day USD OBFR	0	60	60
USD	411,492	05/15/2033	1M	MSI	Cisco Systems, Inc.	1 day USD OBFR	0	11,123	11,123
USD	181,736	05/05/2028	1M	JPM	Cisco Systems, Inc.	1 day USD OBFR	0	6,075	6,075
USD	44,890	05/20/2033	1M	GST	Cisco Systems, Inc.	1 day USD OBFR	0	3,042	3,042
USD	65,750	05/15/2033	1M	MSI	CNX Resources Corp.	1 day USD OBFR	0	2,732	2,732
USD	134,625	05/15/2033	1M	MSI	Coherent Corp.	1 day USD OBFR	0	11,143	11,143
USD	68,098	05/20/2033	1M	GST	Coherent Corp.	1 day USD OBFR	0	6,589	6,589
USD	3,354	05/05/2028	1M	JPM	Coherent Corp.	1 day USD OBFR	0	465	465
USD	190,737	05/15/2033	1M	MSI	ConocoPhillips	1 day USD OBFR	0	10,218	10,218
USD	22,352	05/20/2033	1M	GST	ConocoPhillips	1 day USD OBFR	0	2,038	2,038
USD	22,320	05/05/2028	1M	JPM	ConocoPhillips	1 day USD OBFR	0	1,132	1,132
USD	36,724	05/15/2033	1M	MSI	Consolidated Edison, Inc.	1 day USD OBFR	0	1,450	1,450
USD	27,797	05/20/2033	1M	GST	Contemporary Amperex Technology Co., Ltd.	1 day USD OBFR	0	68	68
USD	245,600	05/15/2033	1M	MSI	Coterra Energy, Inc.	1 day USD OBFR	0	25,647	25,647
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	186,149	05/20/2033	1M	GST	Coterra Energy, Inc.	1 day USD OBFR	$0	$13,926	$13,926
USD	12,689	05/10/2026	1M	CBK	Coterra Energy, Inc.	1 day USD OBFR	0	1,995	1,995
USD	15,756	05/15/2033	1M	MSI	CVS Health Corp.	1 day USD OBFR	0	265	265
USD	121,655	05/15/2033	1M	MSI	Devon Energy Corp.	1 day USD OBFR	0	11,360	11,360
USD	62,593	05/15/2033	1M	MSI	Dexcom, Inc.	1 day USD OBFR	0	3,435	3,435
USD	475,988	05/15/2033	1M	MSI	Diamondback Energy, Inc.	1 day USD OBFR	0	41,438	41,438
USD	377,847	05/20/2033	1M	GST	Diamondback Energy, Inc.	1 day USD OBFR	0	38,750	38,750
USD	24,279	05/20/2033	1M	GST	Dianthus Therapeutics, Inc.	1 day USD OBFR	0	3,538	3,538
EUR	10,026	05/05/2028	1M	JPM	DiaSorin SpA	12 Month EUR STR	0	350	350
USD	16,428	05/20/2033	1M	GST	Disc Medicine, Inc.	1 day USD OBFR	0	737	737
USD	199,900	05/15/2033	1M	MSI	DNOW, Inc.	1 day USD OBFR	0	11,849	11,849
USD	70,291	05/20/2033	1M	GST	DNOW, Inc.	1 day USD OBFR	0	3,851	3,851
USD	46,248	05/05/2028	1M	JPM	Dominion Energy, Inc.	1 day USD OBFR	0	1,166	1,166
USD	67,370	05/15/2033	1M	MSI	Domino's Pizza, Inc.	1 day USD OBFR	0	1,565	1,565
DKK	79,719	05/20/2033	1M	GST	DSV AS	1 Month DKK CIBOR	0	1,035	1,035
EUR	14,623	05/15/2033	1M	MSI	E.ON SE	12 Month EUR STR	0	397	397
USD	22,036	05/05/2028	1M	JPM	Elanco Animal Health, Inc.	1 day USD OBFR	0	985	985
USD	7,231	05/15/2033	1M	MSI	Eli Lilly & Co.	1 day USD OBFR	0	29	29
EUR	115,100	05/20/2033	1M	GST	Elis SA	12 Month EUR STR	0	3,523	3,523
EUR	4,961	05/05/2028	1M	JPM	Elis SA	12 Month EUR STR	0	49	49
EUR	3,937	05/15/2033	1M	MSI	Elis SA	12 Month EUR STR	0	36	36
USD	260,968	05/15/2033	1M	MSI	Emirates NBD Bank PJSC	1 day USD OBFR	0	9,136	9,136
USD	46,664	05/20/2033	1M	GST	EPAM Systems, Inc.	1 day USD OBFR	0	479	479
EUR	92,674	05/20/2033	1M	GST	Erste Group Bank AG	12 Month EUR STR	0	5,087	5,087
EUR	4,670	05/05/2028	1M	JPM	Erste Group Bank AG	12 Month EUR STR	0	195	195
USD	185,025	05/15/2033	1M	MSI	Excelerate Energy, Inc.	1 day USD OBFR	0	25,218	25,218
USD	177,338	05/20/2033	1M	GST	Expand Energy Corp.	1 day USD OBFR	0	3,754	3,754
EUR	71,630	05/20/2033	1M	GST	FinecoBank Banca Fineco SpA	12 Month EUR STR	0	259	259
USD	4,261	05/05/2028	1M	JPM	Flex Ltd.	1 day USD OBFR	0	89	89
DKK	6,317	05/15/2033	1M	MSI	FLSmidth & Co. AS	1 Month DKK CIBOR	0	337	337
EUR	25,117	05/05/2028	1M	JPM	Fluidra SA	12 Month EUR STR	0	281	281
CAD	16,091	05/15/2033	1M	MSI	Foran Mining Corp.	6 Month CAD CORRA	0	1,654	1,654
USD	7,576	05/20/2033	1M	GST	Freeport-McMoRan, Inc.	1 day USD OBFR	0	74	74
USD	5,037	05/15/2033	1M	MSI	Freeport-McMoRan, Inc.	1 day USD OBFR	0	65	65
JPY	53,440	05/20/2033	1M	GST	Fujikura Ltd.	12 Month JPY TONA	0	9,337	9,337
EUR	37,130	05/15/2033	1M	MSI	Galp Energia SGPS SA	12 Month EUR STR	0	875	875
USD	50,841	05/15/2033	1M	MSI	GE Vernova, Inc.	1 day USD OBFR	0	3,637	3,637
USD	28,723	05/20/2033	1M	GST	GE Vernova, Inc.	1 day USD OBFR	0	1,058	1,058
GBP	60,445	05/15/2033	1M	MSI	Genus PLC	12 Month GBP WMBA SONIA Compound	0	12,325	12,325
GBP	426,061	05/15/2033	1M	MSI	Glencore PLC	12 Month GBP WMBA SONIA Compound	0	5,768	5,768
USD	15,075	05/20/2033	1M	GST	Globant SA	1 day USD OBFR	0	909	909
USD	31,665	05/05/2028	1M	JPM	Globus Medical, Inc.	1 day USD OBFR	0	74	74
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	62,020	05/15/2033	1M	MSI	HA Sustainable Infrastructure Capital, Inc.	1 day USD OBFR	$0	$90	$90
JPY	128,035	05/15/2033	1M	MSI	Hachijuni Bank Ltd.	12 Month JPY TONA	0	2,552	2,552
GBP	120,770	05/20/2033	1M	GST	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	2,438	2,438
GBP	18,948	05/05/2028	1M	JPM	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	413	413
USD	59,438	05/15/2033	1M	MSI	Hamilton Insurance Group Ltd.	1 day USD OBFR	0	3,111	3,111
USD	37,056	05/20/2033	1M	GST	HCA Healthcare, Inc.	1 day USD OBFR	0	1,029	1,029
CAD	61,846	05/15/2033	1M	MSI	Headwater Exploration, Inc.	6 Month CAD CORRA	0	6,345	6,345
EUR	27,246	05/05/2028	1M	JPM	Heidelberg Materials AG	12 Month EUR STR	0	1,115	1,115
EUR	30,457	05/20/2033	1M	GST	Heidelberg Materials AG	12 Month EUR STR	0	383	383
GBP	7,195	05/05/2028	1M	JPM	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	34	34
GBP	12,575	05/20/2033	1M	GST	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	2	2
GBP	198,883	05/15/2033	1M	MSI	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	11,892	11,892
JPY	266,781	05/20/2033	1M	GST	Hokuhoku Financial Group, Inc.	12 Month JPY TONA	0	4,495	4,495
CHF	59,483	05/05/2028	1M	JPM	Holcim AG	12 Month CHF SARON	0	1,063	1,063
CHF	4,774	05/20/2033	1M	GST	Holcim AG	12 Month CHF SARON	0	160	160
JPY	39,192	05/20/2033	1M	GST	Hoya Corp.	12 Month JPY TONA	0	1,654	1,654
USD	23,074	05/15/2033	1M	MSI	Huaming Power Equipment Co., Ltd.	1 day USD OBFR	0	1,783	1,783
JPY	67,656	05/05/2028	1M	JPM	Ibiden Co., Ltd.	12 Month JPY TONA	0	10,874	10,874
USD	57,658	05/05/2028	1M	JPM	IDACORP, Inc.	1 day USD OBFR	0	3,160	3,160
USD	6,504	05/15/2033	1M	MSI	IDACORP, Inc.	1 day USD OBFR	0	3	3
GBP	47,740	05/20/2033	1M	GST	IMI PLC	12 Month GBP WMBA SONIA Compound	0	2,844	2,844
GBP	1,772	05/05/2028	1M	JPM	IMI PLC	12 Month GBP WMBA SONIA Compound	0	175	175
EUR	74,207	05/20/2033	1M	GST	Immobiliare Grande Distribuzione SIIQ SpA	12 Month EUR STR	0	1,875	1,875
GBP	123,761	05/20/2033	1M	GST	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	1,567	1,567
GBP	3,950	05/05/2028	1M	JPM	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	31	31
GBP	7,667	05/15/2033	1M	MSI	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	20	20
CHF	5,185	05/20/2033	1M	GST	Implenia AG	12 Month CHF SARON	0	14	14
USD	14,513	05/05/2028	1M	JPM	Innovex International, Inc.	1 day USD OBFR	0	571	571
USD	176,524	05/15/2033	1M	MSI	Invesco S&P 500 Equal Weight ETF	1 day USD OBFR	0	163	163
EUR	33,905	05/20/2033	1M	GST	IPSOS SA	12 Month EUR STR	0	3,152	3,152
EUR	13,489	05/05/2028	1M	JPM	IPSOS SA	12 Month EUR STR	0	576	576
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	2,733	05/15/2033	1M	MSI	IPSOS SA	12 Month EUR STR	$0	$131	$131
USD	36,678	05/15/2033	1M	MSI	ISC Co., Ltd.	1 day USD OBFR	0	16,239	16,239
USD	2,815	05/20/2033	1M	GST	IsuPetasys Co., Ltd.	1 day USD OBFR	0	181	181
EUR	121,685	05/20/2033	1M	GST	Italgas SpA	12 Month EUR STR	0	661	661
USD	43,860	05/20/2033	1M	GST	Johnson & Johnson	1 day USD OBFR	0	1,817	1,817
EUR	213,673	05/20/2033	1M	GST	KBC Group NV	12 Month EUR STR	0	5,470	5,470
EUR	389,085	05/15/2033	1M	MSI	KBC Group NV	12 Month EUR STR	0	3,436	3,436
EUR	1,600	05/05/2028	1M	JPM	KBC Group NV	12 Month EUR STR	0	67	67
JPY	23,688	05/05/2028	1M	JPM	Keiyo Bank Ltd.	12 Month JPY TONA	0	2,493	2,493
JPY	64,750	05/15/2033	1M	MSI	Keiyo Bank Ltd.	12 Month JPY TONA	0	1,268	1,268
CAD	44,889	05/15/2033	1M	MSI	Kelt Exploration Ltd.	6 Month CAD CORRA	0	1,088	1,088
PLN	23,674	05/15/2033	1M	MSI	KGHM Polska Miedz SA	12 Month PLN WIBOR	0	365	365
USD	119,676	05/20/2033	1M	GST	Kinetik Holdings, Inc.	1 day USD OBFR	0	6,900	6,900
USD	42,671	05/05/2028	1M	JPM	Kinetik Holdings, Inc.	1 day USD OBFR	0	5,234	5,234
JPY	59,045	05/20/2033	1M	GST	Kokusai Electric Corp.	12 Month JPY TONA	0	3,263	3,263
CZK	23,035	05/20/2033	1M	GST	Komercni Banka AS	12 Month CZK PRIBOR	0	585	585
EUR	41,264	05/15/2033	1M	MSI	Konecranes OYJ	12 Month EUR STR	0	448	448
EUR	5,736	05/05/2028	1M	JPM	Konecranes OYJ	12 Month EUR STR	0	312	312
EUR	38,045	05/20/2033	1M	GST	Koninklijke Heijmans NV	12 Month EUR STR	0	266	266
JPY	215,165	05/15/2033	1M	MSI	Kyoto Financial Group, Inc.	12 Month JPY TONA	0	7,664	7,664
USD	59,986	05/05/2028	1M	JPM	Lam Research Corp.	1 day USD OBFR	0	11,920	11,920
USD	26,314	05/15/2033	1M	MSI	Lam Research Corp.	1 day USD OBFR	0	1,935	1,935
GBP	98,115	05/15/2033	1M	MSI	Lancashire Holdings Ltd.	12 Month GBP WMBA SONIA Compound	0	2,481	2,481
HKD	31,773	05/05/2028	1M	JPM	Laopu Gold Co., Ltd.	1 day HKD HONIA	0	6,393	6,393
EUR	39,372	05/20/2033	1M	GST	Legrand SA	12 Month EUR STR	0	3,109	3,109
USD	481	05/05/2028	1M	JPM	Lens Technology Co., Ltd.	1 day USD OBFR	0	67	67
EUR	90,505	05/15/2033	1M	MSI	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12 Month EUR STR	0	3,751	3,751
EUR	34,731	05/20/2033	1M	GST	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12 Month EUR STR	0	912	912
GBP	545,439	05/20/2033	1M	GST	Lloyds Banking Group PLC	12 Month GBP WMBA SONIA Compound	0	36,647	36,647
USD	30,687	05/20/2033	1M	GST	Lumentum Holdings, Inc.	1 day USD OBFR	0	3,011	3,011
CAD	32,440	05/15/2033	1M	MSI	Lundin Mining Corp.	6 Month CAD CORRA	0	126	126
CAD	8,464	05/15/2033	1M	MSI	Lunr Royalties Corp.	6 Month CAD CORRA	0	582	582
CAD	2,073	05/20/2033	1M	GST	Lunr Royalties Corp.	6 Month CAD CORRA	0	262	262
EUR	87,690	05/20/2033	1M	GST	Magnum Ice Cream Co. NV	12 Month EUR STR	0	3,244	3,244
GBP	2,640	05/05/2028	1M	JPM	Magnum Ice Cream Co. NV	12 Month GBP WMBA SONIA Compound	0	414	414
GBP	5,448	05/20/2033	1M	GST	Magnum Ice Cream Co. NV	12 Month GBP WMBA SONIA Compound	0	229	229
GBP	195	05/15/2033	1M	MSI	Magnum Ice Cream Co. NV	12 Month GBP WMBA SONIA Compound	0	13	13
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	14,687	05/05/2028	1M	JPM	Maire SpA	12 Month EUR STR	$0	$1,640	$1,640
CAD	52,528	05/20/2033	1M	GST	Manulife Financial Corp.	6 Month CAD CORRA	0	1,314	1,314
USD	84,496	05/05/2028	1M	JPM	Marathon Petroleum Corp.	1 day USD OBFR	0	604	604
USD	303,080	05/20/2033	1M	GST	Mastercard, Inc.	1 day USD OBFR	0	5,730	5,730
USD	274,755	05/15/2033	1M	MSI	Matador Resources Co.	1 day USD OBFR	0	15,731	15,731
USD	119,385	05/05/2028	1M	JPM	Matador Resources Co.	1 day USD OBFR	0	11,042	11,042
USD	172,012	05/20/2033	1M	GST	Matador Resources Co.	1 day USD OBFR	0	9,129	9,129
JPY	208,900	05/20/2033	1M	GST	Mebuki Financial Group, Inc.	12 Month JPY TONA	0	4,605	4,605
USD	69,243	05/15/2033	1M	MSI	MediaTek, Inc.	1 day USD OBFR	0	13,029	13,029
USD	53,454	05/05/2028	1M	JPM	MediaTek, Inc.	1 day USD OBFR	0	8,460	8,460
USD	11,703	05/20/2033	1M	GST	MediaTek, Inc.	1 day USD OBFR	0	2,261	2,261
USD	47,414	05/05/2028	1M	JPM	Medtronic PLC	1 day USD OBFR	0	2,727	2,727
USD	8,139	05/20/2033	1M	GST	MercadoLibre, Inc.	1 day USD OBFR	0	452	452
USD	8,395	05/15/2033	1M	MSI	MercadoLibre, Inc.	1 day USD OBFR	0	196	196
USD	62,423	05/05/2028	1M	JPM	Merck & Co., Inc.	1 day USD OBFR	0	1,644	1,644
EUR	234,666	05/20/2033	1M	GST	Merlin Properties Socimi SA	12 Month EUR STR	0	5,622	5,622
USD	518,140	05/15/2033	1M	MSI	Meta Platforms, Inc.	1 day USD OBFR	0	57,210	57,210
USD	48,750	05/05/2028	1M	JPM	Meta Platforms, Inc.	1 day USD OBFR	0	4,271	4,271
USD	10,469	05/20/2033	1M	GST	Meta Platforms, Inc.	1 day USD OBFR	0	1,711	1,711
USD	75,162	05/20/2033	1M	GST	Methanex Corp.	1 day USD OBFR	0	3,719	3,719
USD	23,494	05/15/2033	1M	MSI	Methanex Corp.	1 day USD OBFR	0	700	700
USD	850	05/15/2033	1M	MSI	Microsoft Corp.	1 day USD OBFR	0	11	11
JPY	317,080	05/15/2033	1M	MSI	Mizuho Financial Group, Inc.	12 Month JPY TONA	0	1,191	1,191
USD	31,035	05/20/2033	1M	GST	Monolithic Power Systems, Inc.	1 day USD OBFR	0	2,690	2,690
USD	225,627	05/15/2033	1M	MSI	Monster Beverage Corp.	1 day USD OBFR	0	8,254	8,254
USD	595,103	05/20/2033	1M	GST	Morgan Stanley	1 day USD OBFR	0	5,556	5,556
USD	332,521	05/15/2033	1M	MSI	MSWELINS Index	1 day USD OBFR	0	1,032	1,032
USD	425,048	05/15/2033	1M	MSI	MSXXPHRM Index	1 day USD OBFR	0	2,000	2,000
EUR	6,547	05/05/2028	1M	JPM	National Bank of Greece SA	12 Month EUR STR	0	571	571
EUR	28,150	05/20/2033	1M	GST	National Bank of Greece SA	12 Month EUR STR	0	205	205
GBP	156,105	05/15/2033	1M	MSI	NatWest Group PLC	12 Month GBP WMBA SONIA Compound	0	3,092	3,092
USD	47,175	05/20/2033	1M	GST	Neurocrine Biosciences, Inc.	1 day USD OBFR	0	38	38
USD	53,507	05/15/2033	1M	MSI	NexGen Energy Ltd.	1 day USD OBFR	0	2,492	2,492
CAD	13,948	05/20/2033	1M	GST	NGEx Minerals Ltd.	6 Month CAD CORRA	0	684	684
JPY	18,526	05/15/2033	1M	MSI	Nichicon Corp.	12 Month JPY TONA	0	248	248
USD	35,044	05/05/2028	1M	JPM	NiSource, Inc.	1 day USD OBFR	0	2,293	2,293
USD	31,951	05/15/2033	1M	MSI	NiSource, Inc.	1 day USD OBFR	0	558	558
USD	14,192	05/20/2033	1M	GST	NiSource, Inc.	1 day USD OBFR	0	291	291
JPY	48,108	05/05/2028	1M	JPM	Nitto Boseki Co., Ltd.	12 Month JPY TONA	0	16,319	16,319
NOK	14,995	05/15/2033	1M	MSI	Norsk Hydro ASA	1 Month NOK NIBOR	0	147	147
USD	37,523	05/20/2033	1M	GST	Nova Ltd.	1 day USD OBFR	0	477	477
USD	4,346	05/15/2033	1M	MSI	Nova Ltd.	1 day USD OBFR	0	233	233
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
DKK	12,421	05/20/2033	1M	GST	NTG Nordic Transport Group AS	1 Month DKK CIBOR	$0	$451	$451
DKK	6,987	05/05/2028	1M	JPM	NTG Nordic Transport Group AS	1 Month DKK CIBOR	0	40	40
USD	112,666	05/15/2033	1M	MSI	NU Holdings Ltd.	1 day USD OBFR	0	7,733	7,733
USD	240,216	05/20/2033	1M	GST	NVIDIA Corp.	1 day USD OBFR	0	17,618	17,618
USD	458,085	05/15/2033	1M	MSI	NVIDIA Corp.	1 day USD OBFR	0	9,992	9,992
USD	277,289	05/05/2028	1M	JPM	NVIDIA Corp.	1 day USD OBFR	0	4,437	4,437
USD	17,910	05/05/2028	1M	JPM	NXP Semiconductors NV	1 day USD OBFR	0	181	181
USD	16,380	05/20/2033	1M	GST	Oculis Holding AG	1 day USD OBFR	0	1,544	1,544
USD	52,135	05/15/2033	1M	MSI	ONE Gas, Inc.	1 day USD OBFR	0	1,090	1,090
USD	40,862	05/20/2033	1M	GST	ONE Gas, Inc.	1 day USD OBFR	0	510	510
USD	66,924	05/15/2033	1M	MSI	O'Reilly Automotive, Inc.	1 day USD OBFR	0	2,849	2,849
HUF	346,893	05/20/2033	1M	GST	OTP Bank Nyrt	12 Month HUF BUBOR	0	25,320	25,320
HUF	41,688	05/15/2033	1M	MSI	OTP Bank Nyrt	12 Month HUF BUBOR	0	3,227	3,227
USD	196,205	05/05/2028	1M	JPM	Ovintiv, Inc.	1 day USD OBFR	0	23,710	23,710
USD	28,684	05/15/2033	1M	MSI	Ovintiv, Inc.	1 day USD OBFR	0	2,527	2,527
EUR	43,011	05/20/2033	1M	GST	Permanent TSB Group Holdings PLC	12 Month EUR STR	0	2,083	2,083
USD	441,901	05/15/2033	1M	MSI	Permian Resources Corp.	1 day USD OBFR	0	55,855	55,855
USD	254,370	05/20/2033	1M	GST	Permian Resources Corp.	1 day USD OBFR	0	32,954	32,954
USD	69,584	05/05/2028	1M	JPM	Permian Resources Corp.	1 day USD OBFR	0	11,631	11,631
USD	8,372	05/20/2033	1M	GST	PG&E Corp.	1 day USD OBFR	0	93	93
USD	69,024	05/15/2033	1M	MSI	Philip Morris International, Inc.	1 day USD OBFR	0	2,752	2,752
USD	172,492	05/15/2033	1M	MSI	Phillips 66	1 day USD OBFR	0	4,374	4,374
USD	96,409	05/20/2033	1M	GST	Phillips 66	1 day USD OBFR	0	2,935	2,935
ILS	64,922	05/15/2033	1M	MSI	Phoenix Financial Ltd.	1 day ILS SHIR	0	2,561	2,561
ILS	49,583	05/20/2033	1M	GST	Phoenix Financial Ltd.	1 day ILS SHIR	0	1,643	1,643
USD	44,841	05/15/2033	1M	MSI	PRIO SA	1 day USD OBFR	0	222	222
GBP	192,192	05/20/2033	1M	GST	Prudential PLC	12 Month GBP WMBA SONIA Compound	0	5,901	5,901
GBP	33,357	05/15/2033	1M	MSI	Prudential PLC	12 Month GBP WMBA SONIA Compound	0	510	510
USD	22,702	05/05/2028	1M	JPM	Quanta Computer, Inc.	1 day USD OBFR	0	122	122
USD	26,416	05/20/2033	1M	GST	Regeneron Pharmaceuticals, Inc.	1 day USD OBFR	0	276	276
USD	5,556	05/15/2033	1M	MSI	Revolution Medicines, Inc.	1 day USD OBFR	0	67	67
EUR	248,126	05/05/2028	1M	JPM	Rheinmetall AG	12 Month EUR STR	0	4,826	4,826
USD	27,872	05/15/2033	1M	MSI	Roche Holding AG	1 day USD OBFR	0	1,354	1,354
GBP	(4,241)	05/15/2033	1M	JPM	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	57	57
GBP	52,237	05/05/2028	1M	JPM	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	4,113	4,113
GBP	17,666	05/20/2033	1M	GST	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	634	634
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	15,955	05/15/2033	1M	MSI	Rotork PLC	12 Month GBP WMBA SONIA Compound	$0	$477	$477
DKK	74,036	05/20/2033	1M	GST	Royal Unibrew AS	1 Month DKK CIBOR	0	1,288	1,288
DKK	12,534	05/05/2028	1M	JPM	Royal Unibrew AS	1 Month DKK CIBOR	0	825	825
GBP	74,124	05/20/2033	1M	GST	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	4,593	4,593
GBP	25,307	05/05/2028	1M	JPM	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	1,434	1,434
GBP	17,540	05/15/2033	1M	MSI	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	423	423
EUR	50,210	05/20/2033	1M	GST	Saipem SpA	12 Month EUR STR	0	2,804	2,804
EUR	1,302	05/15/2033	1M	MSI	Saipem SpA	12 Month EUR STR	0	194	194
USD	60,270	05/20/2033	1M	GST	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	784	784
USD	61,895	05/05/2028	1M	JPM	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	5,757	5,757
USD	38,701	05/15/2033	1M	MSI	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	3,320	3,320
USD	12,597	05/20/2033	1M	GST	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	933	933
SEK	54,171	05/15/2033	1M	MSI	Sandvik AB	12 Month SEK STIBOR	0	2,887	2,887
SEK	14,579	05/05/2028	1M	JPM	Sandvik AB	12 Month SEK STIBOR	0	2,318	2,318
USD	285,147	05/15/2033	1M	MSI	Saudi National Bank	1 day USD OBFR	0	18,440	18,440
GBP	22,271	05/05/2028	1M	JPM	Savills PLC	12 Month GBP WMBA SONIA Compound	0	1,656	1,656
GBP	41,956	05/20/2033	1M	GST	Savills PLC	12 Month GBP WMBA SONIA Compound	0	455	455
DKK	66,466	05/20/2033	1M	GST	Scandinavian Tobacco Group AS	1 Month DKK CIBOR	0	2,209	2,209
EUR	596,949	05/20/2033	1M	GST	Schneider Electric SE	12 Month EUR STR	0	16,673	16,673
USD	29,425	05/20/2033	1M	GST	Seadrill Ltd.	1 day USD OBFR	0	2,898	2,898
USD	4,680	05/15/2033	1M	MSI	Seadrill Ltd.	1 day USD OBFR	0	438	438
GBP	72,974	05/20/2033	1M	GST	Serco Group PLC	12 Month GBP WMBA SONIA Compound	0	436	436
GBP	14,779	05/15/2033	1M	MSI	Shell PLC	12 Month GBP WMBA SONIA Compound	0	337	337
USD	4,223	05/15/2033	1M	MSI	Shenzhen Megmeet Electrical Co., Ltd.	1 day USD OBFR	0	1,288	1,288
JPY	7,050	05/05/2028	1M	JPM	Shiga Bank Ltd.	12 Month JPY TONA	0	540	540
JPY	28,699	05/20/2033	1M	GST	Shionogi & Co., Ltd.	12 Month JPY TONA	0	2,606	2,606
EUR	346,336	05/20/2033	1M	GST	Siemens AG	12 Month EUR STR	0	2,419	2,419
USD	89,176	05/15/2033	1M	MSI	SK Hynix, Inc.	1 day USD OBFR	0	19,733	19,733
USD	18,315	05/05/2028	1M	JPM	SK Hynix, Inc.	1 day USD OBFR	0	5,334	5,334
USD	13,066	05/20/2033	1M	GST	SK Hynix, Inc.	1 day USD OBFR	0	3,115	3,115
CHF	20,850	05/15/2033	1M	MSI	SKAN Group AG	12 Month CHF SARON	0	91	91
USD	228,845	05/15/2033	1M	MSI	SLB Ltd.	1 day USD OBFR	0	8,894	8,894
GBP	7,338	05/05/2028	1M	JPM	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	275	275
EUR	60,611	05/20/2033	1M	GST	Societe Generale SA	12 Month EUR STR	0	4,195	4,195
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	7,659	05/15/2033	1M	MSI	Societe Generale SA	12 Month EUR STR	$0	$302	$302
GBP	17,058	05/15/2033	1M	MSI	SSE PLC	12 Month GBP WMBA SONIA Compound	0	826	826
GBP	209,916	05/15/2033	1M	MSI	St. James's Place PLC	12 Month GBP WMBA SONIA Compound	0	2,005	2,005
GBP	390,479	05/20/2033	1M	GST	Standard Chartered PLC	12 Month GBP WMBA SONIA Compound	0	6,164	6,164
GBP	372,815	05/15/2033	1M	MSI	Standard Chartered PLC	12 Month GBP WMBA SONIA Compound	0	3,651	3,651
USD	17,140	05/20/2033	1M	GST	STMicroelectronics NV	1 day USD OBFR	0	487	487
EUR	(263,128)	05/20/2033	1M	MSI	STOXX Europe 600 Automobiles & Parts Index	12 Month EUR STR	0	3,669	3,669
USD	47,356	05/15/2033	1M	MSI	Structure Therapeutics, Inc.	1 day USD OBFR	0	1,911	1,911
NOK	42,180	05/20/2033	1M	GST	Subsea 7 SA	1 Month NOK NIBOR	0	4,744	4,744
NOK	6,862	05/15/2033	1M	MSI	Subsea 7 SA	1 Month NOK NIBOR	0	804	804
CHF	28,697	05/05/2028	1M	JPM	Sulzer AG	12 Month CHF SARON	0	2,728	2,728
CHF	52,951	05/20/2033	1M	GST	Sulzer AG	12 Month CHF SARON	0	1,003	1,003
JPY	54,093	05/20/2033	1M	GST	Sumitomo Electric Industries Ltd.	12 Month JPY TONA	0	1,425	1,425
JPY	1,271	05/15/2033	1M	MSI	Sumitomo Electric Industries Ltd.	12 Month JPY TONA	0	10	10
USD	38,275	05/20/2033	1M	GST	Syndax Pharmaceuticals, Inc.	1 day USD OBFR	0	151	151
USD	162,249	05/05/2028	1M	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	9,587	9,587
USD	76,450	05/15/2033	1M	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	3,741	3,741
USD	480,841	05/15/2033	1M	MSI	Targa Resources Corp.	1 day USD OBFR	0	52,992	52,992
USD	219,752	05/20/2033	1M	GST	Targa Resources Corp.	1 day USD OBFR	0	19,393	19,393
EUR	82,762	05/20/2033	1M	GST	Technip Energies NV	12 Month EUR STR	0	1,429	1,429
EUR	110,087	05/15/2033	1M	MSI	Tecnicas Reunidas SA	12 Month EUR STR	0	6,502	6,502
USD	122,476	05/20/2033	1M	GST	Tenaris SA	1 day USD OBFR	0	5,639	5,639
USD	56,994	05/15/2033	1M	MSI	Tenaris SA	1 day USD OBFR	0	3,875	3,875
HKD	32,368	05/20/2033	1M	GST	Tencent Holdings Ltd.	1 day HKD HONIA	0	122	122
USD	134,544	05/20/2033	1M	GST	Teradyne, Inc.	1 day USD OBFR	0	9,845	9,845
USD	23,845	05/05/2028	1M	JPM	Teradyne, Inc.	1 day USD OBFR	0	1,706	1,706
NOK	29,891	05/15/2033	1M	MSI	TGS ASA	1 Month NOK NIBOR	0	1,019	1,019
USD	1,342	05/15/2033	1M	MSI	Tidewater, Inc.	1 day USD OBFR	0	95	95
USD	39,301	05/20/2033	1M	GST	T-Mobile U.S., Inc.	1 day USD OBFR	0	2,902	2,902
USD	18,838	05/15/2033	1M	MSI	T-Mobile U.S., Inc.	1 day USD OBFR	0	883	883
JPY	66,504	05/15/2033	1M	MSI	Tokyo Kiraboshi Financial Group, Inc.	12 Month JPY TONA	0	2,132	2,132
JPY	53,688	05/20/2033	1M	GST	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	2,770	2,770
JPY	11,037	05/05/2028	1M	JPM	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	233	233
JPY	8,287	05/15/2033	1M	MSI	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	207	207
USD	119,412	05/15/2033	1M	MSI	Tower Semiconductor Ltd.	1 day USD OBFR	0	10,333	10,333
USD	9,417	05/20/2033	1M	GST	Tower Semiconductor Ltd.	1 day USD OBFR	0	418	418
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	208,943	05/20/2033	1M	GST	Truist Financial Corp.	1 day USD OBFR	$0	$9,695	$9,695
USD	156,507	05/15/2033	1M	MSI	Truist Financial Corp.	1 day USD OBFR	0	2,021	2,021
USD	78,057	05/20/2033	1M	GST	Twilio, Inc.	1 day USD OBFR	0	482	482
USD	3,114	05/15/2033	1M	MSI	Twilio, Inc.	1 day USD OBFR	0	18	18
USD	17,644	05/15/2033	1M	MSI	Tyra Biosciences, Inc.	1 day USD OBFR	0	1,094	1,094
EUR	62,961	05/05/2028	1M	JPM	UCB SA	12 Month EUR STR	0	5,655	5,655
JPY	16,248	05/05/2028	1M	JPM	Ulvac, Inc.	12 Month JPY TONA	0	2,395	2,395
JPY	25,596	05/15/2033	1M	MSI	Ulvac, Inc.	12 Month JPY TONA	0	1,023	1,023
JPY	10,563	05/20/2033	1M	GST	Ulvac, Inc.	12 Month JPY TONA	0	334	334
EUR	524,799	05/20/2033	1M	GST	UniCredit SpA	12 Month EUR STR	0	15,917	15,917
EUR	708,891	05/15/2033	1M	MSI	UniCredit SpA	12 Month EUR STR	0	9,939	9,939
GBP	88,200	05/05/2028	1M	JPM	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	4,970	4,970
GBP	112,188	05/20/2033	1M	GST	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	4,421	4,421
GBP	3,413	05/15/2033	1M	MSI	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	131	131
EUR	23,015	05/20/2033	1M	GST	UNIQA Insurance Group AG	12 Month EUR STR	0	277	277
EUR	89,903	05/20/2033	1M	GST	United Internet AG	12 Month EUR STR	0	3,138	3,138
USD	3,745	05/20/2033	1M	GST	United Therapeutics Corp.	1 day USD OBFR	0	11	11
NOK	68,403	05/05/2028	1M	JPM	Var Energi ASA	1 Month NOK NIBOR	0	5,220	5,220
USD	52,713	05/20/2033	1M	GST	Victory Giant Technology Huizhou Co., Ltd.	1 day USD OBFR	0	711	711
USD	37,791	05/15/2033	1M	MSI	Viking Holdings Ltd.	1 day USD OBFR	0	1,098	1,098
USD	38,478	05/15/2033	1M	MSI	Vita Coco Co., Inc.	1 day USD OBFR	0	467	467
USD	355,137	05/15/2033	1M	MSI	Vnom Sub, Inc.	1 day USD OBFR	0	47,770	47,770
USD	337,771	05/20/2033	1M	GST	Vnom Sub, Inc.	1 day USD OBFR	0	42,400	42,400
EUR	746,991	05/20/2033	1M	GST	Vonovia SE	12 Month EUR STR	0	17,141	17,141
EUR	31,946	05/05/2028	1M	JPM	Vossloh AG	12 Month EUR STR	0	624	624
USD	9,746	05/20/2033	1M	GST	Voya Financial, Inc.	1 day USD OBFR	0	450	450
EUR	4,547	05/20/2033	1M	GST	Wacker Chemie AG	12 Month EUR STR	0	103	103
USD	139,584	05/20/2033	1M	GST	Walt Disney Co.	1 day USD OBFR	0	3,108	3,108
USD	58,109	05/15/2033	1M	MSI	Walt Disney Co.	1 day USD OBFR	0	209	209
HKD	19,426	05/15/2033	1M	MSI	Weichai Power Co., Ltd.	1 day HKD HONIA	0	3,578	3,578
USD	778,120	05/20/2033	1M	GST	Wells Fargo & Co.	1 day USD OBFR	0	34,390	34,390
USD	51,299	05/05/2028	1M	JPM	Wells Fargo & Co.	1 day USD OBFR	0	1,457	1,457
USD	33,968	05/20/2033	1M	GST	WESCO International, Inc.	1 day USD OBFR	0	1,632	1,632
USD	7,098	05/15/2033	1M	MSI	WESCO International, Inc.	1 day USD OBFR	0	138	138
USD	5,174	05/05/2028	1M	JPM	Westlake Corp.	1 day USD OBFR	0	299	299
USD	193,383	05/20/2033	1M	GST	Williams Cos., Inc.	1 day USD OBFR	0	17,208	17,208
USD	165,957	05/05/2028	1M	JPM	Williams Cos., Inc.	1 day USD OBFR	0	16,452	16,452
USD	74,058	05/15/2033	1M	MSI	Williams Cos., Inc.	1 day USD OBFR	0	8,402	8,402
USD	20,894	05/20/2033	1M	GST	WONIK IPS Co. Ltd.	1 day USD OBFR	0	11,517	11,517
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	24,859	05/05/2028	1M	JPM	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	$0	$12	$12
Total Total Return Swaps							$0	$3,383,227	$3,383,227
					Total Swap Contracts		$253,386	$4,166,112	$3,912,726
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
AUD	20,000	USD	13,433	DBF	SELL	1.49	02/02/2026	$0	$578	$578
AUD	240,000	USD	160,766	BCY	SELL	1.49	02/02/2026	0	7,366	7,366
AUD	205,000	USD	137,216	PAR	SELL	1.49	02/02/2026	0	6,397	6,397
AUD	44,000	USD	29,443	BCY	SELL	1.49	02/02/2026	0	1,381	1,381
AUD	190,000	USD	127,309	BOA	SELL	1.49	02/02/2026	0	5,795	5,795
AUD	191,000	USD	127,605	BCY	SELL	1.50	02/02/2026	0	6,200	6,200
AUD	205,000	USD	137,253	BCY	SELL	1.49	02/02/2026	0	6,360	6,360
AUD	220,000	USD	147,514	JPM	SELL	1.49	02/02/2026	0	6,607	6,607
AUD	270,000	USD	181,971	BCY	SELL	1.48	02/02/2026	0	7,178	7,178
AUD	130,000	USD	87,448	BCY	SELL	1.49	02/02/2026	0	3,624	3,624
AUD	205,000	USD	139,813	UBS	SELL	1.47	02/02/2026	0	3,799	3,799
AUD	150,000	USD	102,605	BCY	SELL	1.46	02/02/2026	0	2,478	2,478
AUD	205,000	USD	140,342	BCY	SELL	1.46	02/02/2026	0	3,271	3,271
AUD	180,000	USD	123,173	BCY	SELL	1.46	02/02/2026	0	2,925	2,925
AUD	25,000	USD	17,297	HUS	SELL	1.45	02/02/2026	0	217	217
AUD	180,000	USD	124,328	UBS	SELL	1.45	02/02/2026	0	1,771	1,771
AUD	24,000	USD	16,666	BCY	SELL	1.44	02/02/2026	0	148	148
AUD	82,000	USD	56,836	JPM	SELL	1.44	02/27/2026	0	608	608
AUD	363,000	USD	252,057	BCY	SELL	1.44	03/04/2026	0	2,231	2,231
AUD	18,000	USD	12,591	JPM	SELL	1.43	03/04/2026	0	19	19
AUD	195,000	USD	136,534	BCY	SELL	1.43	03/04/2026	0	68	68
AUD	100,000	USD	66,627	SSB	SELL	1.50	03/18/2026	0	3,421	3,421
AUD	30,000	USD	19,955	CBK	SELL	1.50	03/18/2026	0	1,060	1,060
AUD	5,000	USD	3,348	CBK	SELL	1.49	03/18/2026	0	154	154
AUD	30,000	USD	20,128	CBK	SELL	1.49	03/18/2026	0	887	887
AUD	10,000	USD	6,938	SSB	SELL	1.44	03/18/2026	0	67	67
BRL	80,000	USD	14,283	CBK	SELL	5.60	02/03/2026	0	997	997
BRL	1,505,000	USD	276,588	HUS	SELL	5.44	02/03/2026	0	10,870	10,870
BRL	665,000	USD	122,710	BOA	SELL	5.42	02/03/2026	0	4,307	4,307
BRL	3,086,000	USD	572,643	HUS	SELL	5.39	02/03/2026	0	16,789	16,789
BRL	660,000	USD	123,758	BCY	SELL	5.33	02/03/2026	0	2,304	2,304
BRL	500,000	USD	94,420	BCY	SELL	5.30	02/03/2026	0	1,081	1,081
BRL	80,000	USD	15,125	MSI	SELL	5.29	03/03/2026	0	61	61
BRL	5,000	USD	945	MSI	SELL	5.29	03/03/2026	0	4	4
BRL	545,000	USD	98,648	JPM	SELL	5.52	03/18/2026	0	4,439	4,439
BRL	120,000	USD	21,751	PAR	SELL	5.52	03/18/2026	0	947	947
BRL	115,000	USD	20,877	CBK	SELL	5.51	03/18/2026	0	875	875
BRL	15,000	USD	2,759	DBF	SELL	5.44	03/18/2026	0	78	78
BRL	25,000	USD	4,692	GST	SELL	5.33	03/18/2026	0	36	36
CAD	362,000	USD	264,636	PAR	SELL	1.37	02/02/2026	0	2,690	2,690
CAD	250,000	USD	181,765	BCY	SELL	1.38	02/02/2026	0	2,853	2,853
CAD	210,000	USD	151,282	BCY	SELL	1.39	02/02/2026	0	3,797	3,797
CAD	190,000	USD	137,853	BCY	SELL	1.38	02/02/2026	0	2,456	2,456
CAD	190,000	USD	138,523	BCY	SELL	1.37	02/02/2026	0	1,787	1,787
CAD	190,000	USD	139,051	BCY	SELL	1.37	02/02/2026	0	1,259	1,259
CAD	150,000	USD	109,949	UBS	SELL	1.36	02/02/2026	0	822	822
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
CAD	250,000	USD	183,634	BCY	SELL	1.36	02/02/2026	$0	$984	$984
CAD	70,000	USD	51,701	BCY	SELL	1.35	02/27/2026	0	46	46
CAD	22,000	USD	16,113	SSB	SELL	1.37	03/04/2026	0	154	154
CAD	590,000	USD	434,126	PAR	SELL	1.36	03/04/2026	0	2,127	2,127
CAD	495,000	USD	365,326	JPM	SELL	1.36	03/04/2026	0	683	683
CAD	35,000	USD	25,501	DBF	SELL	1.37	03/18/2026	0	394	394
CAD	20,000	USD	14,444	SCB	SELL	1.38	03/18/2026	0	354	354
CHF	95,000	USD	120,270	BCY	SELL	1.27	02/02/2026	0	3,099	3,099
CHF	70,000	USD	88,404	BCY	SELL	1.26	02/02/2026	0	2,500	2,500
CHF	75,000	USD	94,628	BCY	SELL	1.26	02/02/2026	0	2,768	2,768
CHF	110,000	USD	138,496	BCY	SELL	1.26	02/02/2026	0	4,352	4,352
CHF	110,000	USD	138,506	BCY	SELL	1.26	02/02/2026	0	4,342	4,342
CHF	120,000	USD	150,233	BOA	SELL	1.25	02/02/2026	0	5,601	5,601
CHF	95,000	USD	118,804	UBS	SELL	1.25	02/02/2026	0	4,565	4,565
CHF	145,000	USD	181,300	UBS	SELL	1.25	02/02/2026	0	7,000	7,000
CHF	130,000	USD	161,928	UBS	SELL	1.25	02/02/2026	0	6,892	6,892
CHF	30,800	USD	38,992	UBS	SELL	1.27	02/02/2026	0	1,006	1,006
CHF	110,000	USD	139,357	UBS	SELL	1.27	02/02/2026	0	3,491	3,491
CHF	20,400	USD	25,698	MSI	SELL	1.26	02/02/2026	0	793	793
CHF	110,000	USD	138,760	UBS	SELL	1.26	02/02/2026	0	4,088	4,088
CHF	230,000	USD	292,903	UBS	SELL	1.27	02/02/2026	0	5,779	5,779
CHF	75,000	USD	95,421	UBS	SELL	1.27	02/02/2026	0	1,976	1,976
CHF	438,200	USD	567,745	UBS	SELL	1.30	02/27/2026	0	2,779	2,779
CHF	30,000	USD	38,821	JPM	SELL	1.29	02/27/2026	0	238	238
CHF	93,700	USD	121,973	CBK	SELL	1.30	02/27/2026	0	21	21
CHF	15,000	USD	19,057	GST	SELL	1.27	03/18/2026	0	512	512
CHF	30,000	USD	38,972	SSB	SELL	1.30	03/18/2026	0	167	167
CLP	2,000,000	USD	2,214	HUS	SELL	903.18	02/02/2026	0	102	102
CLP	96,100,000	USD	108,526	UBS	SELL	885.50	02/02/2026	0	2,799	2,799
CLP	110,200,000	USD	123,959	BOA	SELL	889.00	02/02/2026	0	3,700	3,700
CLP	122,900,000	USD	137,595	UBS	SELL	893.20	02/02/2026	0	4,776	4,776
CLP	107,800,000	USD	123,833	UBS	SELL	870.53	02/02/2026	0	1,046	1,046
CNH	6,100,000	USD	874,315	PAR	SELL	6.98	02/02/2026	0	3,219	3,219
CNH	1,525,000	USD	218,484	BCY	SELL	6.98	02/02/2026	0	899	899
CNH	764,000	USD	109,650	BOA	SELL	6.97	02/02/2026	0	257	257
CNH	1,769,000	USD	254,164	JPM	SELL	6.96	02/02/2026	0	321	321
CNH	2,033,000	USD	292,412	JPM	SELL	6.95	02/02/2026	0	51	51
CNH	1,270,000	USD	182,551	JPM	SELL	6.96	02/02/2026	0	149	149
CNH	1,270,000	USD	182,509	JPM	SELL	6.96	02/02/2026	0	191	191
CNH	1,269,000	USD	182,393	BCY	SELL	6.96	02/02/2026	0	163	163
COP	56,350,000	USD	15,328	PAR	SELL	3,676.20	02/02/2026	0	28	28
COP	13,450,000	USD	3,642	GST	SELL	3,693.17	02/02/2026	0	23	23
COP	13,450,000	USD	3,636	CBK	SELL	3,699.05	02/02/2026	0	29	29
COP	13,450,000	USD	3,643	MSI	SELL	3,692.49	03/04/2026	0	2	2
CZK	2,880,000	USD	138,422	BCY	SELL	20.81	02/02/2026	0	2,371	2,371
CZK	2,420,000	USD	115,886	BCY	SELL	20.88	02/02/2026	0	2,419	2,419
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
DKK	164,000	USD	26,065	JPM	SELL	6.29	02/02/2026	$0	$61	$61
DKK	496,000	USD	78,918	HUS	SELL	6.29	02/27/2026	0	209	209
DKK	7,000	USD	1,114	HUS	SELL	6.29	02/27/2026	0	3	3
DKK	180,000	USD	28,640	HUS	SELL	6.29	02/27/2026	0	76	76
EUR	35,000	USD	41,275	HUS	SELL	0.85	02/02/2026	0	363	363
EUR	33,000	USD	38,853	BOA	SELL	0.85	02/02/2026	0	405	405
EUR	74,000	USD	86,866	BCY	SELL	0.85	02/02/2026	0	1,168	1,168
EUR	107,000	USD	125,655	DBF	SELL	0.85	02/02/2026	0	1,637	1,637
EUR	73,000	USD	85,727	DBF	SELL	0.85	02/02/2026	0	1,117	1,117
EUR	2,000	USD	2,349	DBF	SELL	0.85	02/02/2026	0	31	31
EUR	10,000	USD	11,743	DBF	SELL	0.85	02/02/2026	0	153	153
EUR	93,000	USD	109,214	DBF	SELL	0.85	02/02/2026	0	1,423	1,423
EUR	18,000	USD	21,147	UBS	SELL	0.85	02/02/2026	0	267	267
EUR	33,800	USD	39,685	HUS	SELL	0.85	02/02/2026	0	525	525
EUR	18,000	USD	21,150	UBS	SELL	0.85	02/02/2026	0	263	263
EUR	24,000	USD	28,126	CBK	SELL	0.85	02/02/2026	0	426	426
EUR	34,000	USD	39,870	UBS	SELL	0.85	02/02/2026	0	578	578
EUR	68,000	USD	79,740	UBS	SELL	0.85	02/02/2026	0	1,156	1,156
EUR	63,000	USD	73,726	JPM	SELL	0.85	02/02/2026	0	1,222	1,222
EUR	27,000	USD	31,436	BCY	SELL	0.86	02/02/2026	0	684	684
EUR	32,000	USD	37,252	BCY	SELL	0.86	02/02/2026	0	817	817
EUR	79,000	USD	92,354	BCY	SELL	0.86	02/02/2026	0	1,629	1,629
EUR	35,000	USD	40,924	CBK	SELL	0.86	02/02/2026	0	714	714
EUR	66,000	USD	77,171	CBK	SELL	0.86	02/02/2026	0	1,346	1,346
EUR	77,000	USD	89,903	HUS	SELL	0.86	02/02/2026	0	1,700	1,700
EUR	33,000	USD	38,530	HUS	SELL	0.86	02/02/2026	0	729	729
EUR	71,300	USD	83,263	UBS	SELL	0.86	02/02/2026	0	1,559	1,559
EUR	36,000	USD	42,040	UBS	SELL	0.86	02/02/2026	0	787	787
EUR	138,000	USD	160,703	JPM	SELL	0.86	02/02/2026	0	3,468	3,468
EUR	137,000	USD	159,458	UBS	SELL	0.86	02/02/2026	0	3,524	3,524
EUR	36,000	USD	41,817	SSB	SELL	0.86	02/02/2026	0	1,010	1,010
EUR	28,000	USD	32,531	BOA	SELL	0.86	02/02/2026	0	779	779
EUR	53,000	USD	61,576	BOA	SELL	0.86	02/02/2026	0	1,475	1,475
EUR	26,000	USD	30,216	UBS	SELL	0.86	02/02/2026	0	715	715
EUR	29,000	USD	33,703	UBS	SELL	0.86	02/02/2026	0	797	797
EUR	9,000	USD	10,465	UBS	SELL	0.86	02/02/2026	0	242	242
EUR	47,600	USD	55,348	UBS	SELL	0.86	02/02/2026	0	1,280	1,280
EUR	26,000	USD	30,232	UBS	SELL	0.86	02/02/2026	0	699	699
EUR	12,000	USD	13,953	UBS	SELL	0.86	02/02/2026	0	323	323
EUR	27,000	USD	31,683	BOA	SELL	0.85	02/02/2026	0	437	437
EUR	44,000	USD	51,514	SSB	SELL	0.85	02/02/2026	0	830	830
EUR	45,000	USD	52,685	SSB	SELL	0.85	02/02/2026	0	849	849
EUR	80,000	USD	93,662	SSB	SELL	0.85	02/02/2026	0	1,510	1,510
EUR	35,000	USD	40,969	HUS	SELL	0.85	02/02/2026	0	668	668
EUR	56,000	USD	65,456	UBS	SELL	0.86	02/02/2026	0	1,165	1,165
EUR	118,000	USD	138,023	BCY	SELL	0.86	02/02/2026	0	2,356	2,356
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
EUR	35,000	USD	41,118	UBS	SELL	0.85	02/02/2026	$0	$519	$519
EUR	118,000	USD	139,105	BOA	SELL	0.85	02/02/2026	0	1,273	1,273
EUR	95,100	USD	112,730	CBK	SELL	0.84	02/02/2026	0	406	406
EUR	153,000	USD	181,452	BOA	SELL	0.84	02/02/2026	0	564	564
EUR	133,000	USD	158,122	GST	SELL	0.84	02/02/2026	0	102	102
EUR	101,000	USD	119,911	DBF	SELL	0.84	02/02/2026	0	243	243
EUR	632,000	USD	750,336	DBF	SELL	0.84	02/02/2026	0	1,523	1,523
EUR	49,000	USD	58,175	DBF	SELL	0.84	02/02/2026	0	118	118
EUR	235,000	USD	279,001	DBF	SELL	0.84	02/02/2026	0	566	566
EUR	33,000	USD	39,179	DBF	SELL	0.84	02/02/2026	0	80	80
EUR	4,500	USD	5,343	DBF	SELL	0.84	02/02/2026	0	11	11
EUR	315,900	USD	375,049	DBF	SELL	0.84	02/02/2026	0	761	761
EUR	213,000	USD	253,202	UBS	SELL	0.84	02/02/2026	0	194	194
EUR	2,069,400	USD	2,458,832	DBF	SELL	0.84	02/27/2026	0	5,816	5,816
EUR	1,400	USD	1,663	DBF	SELL	0.84	02/27/2026	0	4	4
EUR	558,200	USD	664,218	UBS	SELL	0.84	02/27/2026	0	596	596
EUR	43,000	USD	51,048	GST	SELL	0.84	03/04/2026	0	177	177
EUR	63,000	USD	74,791	GST	SELL	0.84	03/04/2026	0	259	259
EUR	72,000	USD	85,603	DBF	SELL	0.84	03/04/2026	0	169	169
EUR	48,000	USD	57,068	DBF	SELL	0.84	03/04/2026	0	113	113
EUR	230,000	USD	270,391	DBF	SELL	0.85	03/18/2026	0	3,783	3,783
EUR	27,000	USD	31,891	CBK	SELL	0.85	03/18/2026	0	295	295
EUR	4,000	USD	4,704	CBK	SELL	0.85	03/18/2026	0	65	65
EUR	10,000	USD	11,764	SSB	SELL	0.85	03/18/2026	0	157	157
GBP	18,000	USD	24,330	MSI	SELL	0.74	02/02/2026	0	371	371
GBP	873,000	USD	1,179,985	MSI	SELL	0.74	02/02/2026	0	17,989	17,989
GBP	17,000	USD	22,986	GST	SELL	0.74	02/02/2026	0	343	343
GBP	22,000	USD	29,593	SCB	SELL	0.74	02/02/2026	0	596	596
GBP	291,000	USD	392,549	UBS	SELL	0.74	02/02/2026	0	6,776	6,776
GBP	103,000	USD	138,183	BCY	SELL	0.75	02/02/2026	0	3,159	3,159
GBP	294,000	USD	396,051	UBS	SELL	0.74	02/02/2026	0	7,390	7,390
GBP	11,000	USD	14,783	BOA	SELL	0.74	02/02/2026	0	311	311
GBP	14,000	USD	18,815	BOA	SELL	0.74	02/02/2026	0	396	396
GBP	97,000	USD	129,774	UBS	SELL	0.75	02/02/2026	0	3,335	3,335
GBP	36,600	USD	49,351	HUS	SELL	0.74	02/02/2026	0	873	873
GBP	92,000	USD	124,011	BCY	SELL	0.74	02/02/2026	0	2,236	2,236
GBP	119,000	USD	159,733	PAR	SELL	0.75	02/02/2026	0	3,565	3,565
GBP	2,000	USD	2,685	MSI	SELL	0.75	02/02/2026	0	60	60
GBP	32,000	USD	42,972	SCB	SELL	0.74	02/02/2026	0	940	940
GBP	43,000	USD	57,744	SCB	SELL	0.74	02/02/2026	0	1,263	1,263
GBP	113,000	USD	152,425	BCY	SELL	0.74	02/02/2026	0	2,639	2,639
GBP	124,000	USD	168,057	BCY	SELL	0.74	02/02/2026	0	2,102	2,102
GBP	23,000	USD	31,428	HUS	SELL	0.73	02/02/2026	0	134	134
GBP	102,000	USD	139,382	UBS	SELL	0.73	02/02/2026	0	587	587
GBP	831,000	USD	1,136,392	GST	SELL	0.73	02/02/2026	0	3,947	3,947
GBP	9,000	USD	12,307	GST	SELL	0.73	02/02/2026	0	43	43
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
GBP	6,000	USD	8,205	GST	SELL	0.73	02/02/2026	$0	$29	$29
GBP	14,000	USD	19,145	GST	SELL	0.73	02/02/2026	0	67	67
GBP	118,600	USD	162,185	GST	SELL	0.73	02/02/2026	0	563	563
GBP	1,700	USD	2,324	HUS	SELL	0.73	02/27/2026	0	8	8
GBP	700,400	USD	957,623	HUS	SELL	0.73	02/27/2026	0	3,477	3,477
GBP	724,000	USD	989,890	HUS	SELL	0.73	02/27/2026	0	3,594	3,594
GBP	40,000	USD	54,698	GST	SELL	0.73	03/04/2026	0	191	191
GBP	71,000	USD	94,810	UBS	SELL	0.75	03/18/2026	0	2,615	2,615
GBP	20,000	USD	26,782	CBK	SELL	0.75	03/18/2026	0	661	661
GBP	3,000	USD	4,049	CBK	SELL	0.74	03/18/2026	0	68	68
GBP	18,000	USD	24,302	CBK	SELL	0.74	03/18/2026	0	397	397
GBP	39,000	USD	52,483	CBK	SELL	0.74	03/18/2026	0	1,032	1,032
GBP	5,000	USD	6,853	SSB	SELL	0.73	03/18/2026	0	8	8
HUF	52,600,000	USD	159,394	PAR	SELL	330.00	02/02/2026	0	4,944	4,944
HUF	38,200,000	USD	115,665	PAR	SELL	330.27	02/02/2026	0	3,683	3,683
HUF	41,200,000	USD	124,142	BCY	SELL	331.88	02/02/2026	0	4,579	4,579
HUF	14,204,000	USD	43,982	GST	SELL	322.95	02/02/2026	0	395	395
HUF	48,800,000	USD	150,955	BCY	SELL	323.28	03/04/2026	0	1,176	1,176
ILS	435,000	USD	137,639	BCY	SELL	3.16	02/02/2026	0	3,120	3,120
ILS	390,000	USD	124,366	BCY	SELL	3.14	02/02/2026	0	1,831	1,831
ILS	25,000	USD	7,959	CBK	SELL	3.14	02/27/2026	0	132	132
JPY	26,617,000	USD	170,359	GST	SELL	156.24	02/02/2026	0	2,187	2,187
JPY	400,000	USD	2,560	GST	SELL	156.24	02/02/2026	0	33	33
JPY	24,000,000	USD	152,234	JPM	SELL	157.65	02/02/2026	0	3,348	3,348
JPY	1,800,000	USD	11,397	CBK	SELL	157.93	02/02/2026	0	271	271
JPY	1,300,000	USD	8,231	CBK	SELL	157.93	02/02/2026	0	196	196
JPY	23,800,000	USD	150,890	BCY	SELL	157.73	02/02/2026	0	3,395	3,395
JPY	15,100,000	USD	95,257	UBS	SELL	158.52	02/02/2026	0	2,629	2,629
JPY	1,500,000	USD	9,627	SSB	SELL	155.81	03/18/2026	0	131	131
JPY	1,600,000	USD	10,324	CBK	SELL	154.97	03/18/2026	0	85	85
JPY	14,600,000	USD	92,936	CBK	SELL	157.10	03/18/2026	0	2,048	2,048
KRW	157,670,000	USD	109,197	JPM	SELL	1,443.90	02/02/2026	0	341	341
KRW	181,360,000	USD	123,332	JPM	SELL	1,470.50	02/02/2026	0	2,665	2,665
KRW	150,060,000	USD	101,643	JPM	SELL	1,476.34	02/02/2026	0	2,609	2,609
KRW	117,910,000	USD	79,809	JPM	SELL	1,477.41	02/02/2026	0	2,107	2,107
KRW	117,910,000	USD	79,658	BCY	SELL	1,480.21	02/02/2026	0	2,258	2,258
KRW	139,020,000	USD	96,401	BCY	SELL	1,442.11	02/02/2026	0	181	181
MXN	2,250,000	USD	125,019	SSB	SELL	18.00	02/03/2026	0	4,687	4,687
MXN	1,445,000	USD	81,032	JPM	SELL	17.83	02/03/2026	0	2,268	2,268
MXN	2,180,000	USD	123,276	BOA	SELL	17.68	02/03/2026	0	2,394	2,394
MXN	1,830,000	USD	103,570	BCY	SELL	17.67	02/03/2026	0	1,924	1,924
MXN	2,440,000	USD	138,097	JPM	SELL	17.67	02/03/2026	0	2,561	2,561
MXN	2,050,000	USD	116,074	BOA	SELL	17.66	02/03/2026	0	2,102	2,102
MXN	2,290,000	USD	130,889	UBS	SELL	17.50	02/03/2026	0	1,123	1,123
MXN	2,160,000	USD	123,432	BOA	SELL	17.50	02/03/2026	0	1,085	1,085
MXN	1,650,000	USD	94,500	BCY	SELL	17.46	02/03/2026	0	618	618
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
MXN	820,000	USD	45,010	UBS	SELL	18.22	03/18/2026	$0	$2,080	$2,080
MXN	1,340,000	USD	73,834	CBK	SELL	18.15	03/18/2026	0	3,118	3,118
MXN	280,000	USD	15,547	CBK	SELL	18.01	03/18/2026	0	533	533
MXN	10,000	USD	565	CBK	SELL	17.70	03/18/2026	0	9	9
NOK	3,937,000	USD	393,181	BCY	SELL	10.01	02/02/2026	0	16,964	16,964
NOK	1,170,000	USD	115,625	UBS	SELL	10.12	02/02/2026	0	6,262	6,262
NOK	1,240,000	USD	123,687	UBS	SELL	10.03	02/02/2026	0	5,492	5,492
NOK	1,630,000	USD	164,503	UBS	SELL	9.91	02/02/2026	0	5,306	5,306
NOK	1,370,000	USD	139,336	UBS	SELL	9.83	02/02/2026	0	3,387	3,387
NOK	1,360,000	USD	139,249	UBS	SELL	9.77	02/02/2026	0	2,432	2,432
NOK	10,000	USD	1,024	BCY	SELL	9.77	02/02/2026	0	18	18
NOK	1,350,000	USD	140,214	BCY	SELL	9.63	02/02/2026	0	425	425
NOK	1,550,000	USD	161,103	UBS	SELL	9.62	02/02/2026	0	371	371
NOK	430,000	USD	44,082	DBF	SELL	9.75	02/27/2026	0	710	710
NOK	1,770,000	USD	181,452	DBF	SELL	9.75	02/27/2026	0	2,923	2,923
NOK	677,000	USD	69,403	DBF	SELL	9.75	02/27/2026	0	1,118	1,118
NOK	1,517,000	USD	155,261	BCY	SELL	9.77	03/04/2026	0	2,757	2,757
NOK	1,550,000	USD	160,812	JPM	SELL	9.64	03/04/2026	0	643	643
NOK	330,000	USD	32,876	CBK	SELL	10.04	03/18/2026	0	1,496	1,496
NOK	60,000	USD	5,970	CBK	SELL	10.05	03/18/2026	0	280	280
NZD	286,000	USD	165,980	DBF	SELL	1.72	02/02/2026	0	7,007	7,007
NZD	22,000	USD	12,768	DBF	SELL	1.72	02/02/2026	0	539	539
NZD	210,000	USD	121,699	BCY	SELL	1.73	02/02/2026	0	5,319	5,319
NZD	315,000	USD	181,346	JPM	SELL	1.74	02/02/2026	0	9,181	9,181
NZD	275,000	USD	158,158	BCY	SELL	1.74	02/02/2026	0	8,176	8,176
NZD	150,000	USD	86,220	BOA	SELL	1.74	02/02/2026	0	4,508	4,508
NZD	275,000	USD	160,775	BCY	SELL	1.71	02/02/2026	0	5,559	5,559
NZD	275,000	USD	161,752	BCY	SELL	1.70	02/02/2026	0	4,582	4,582
NZD	175,000	USD	103,404	BCY	SELL	1.69	02/02/2026	0	2,445	2,445
NZD	285,000	USD	168,379	BCY	SELL	1.69	02/02/2026	0	4,003	4,003
NZD	235,000	USD	139,094	UBS	SELL	1.69	02/02/2026	0	3,046	3,046
NZD	110,000	USD	66,005	PAR	SELL	1.67	02/02/2026	0	529	529
NZD	22,000	USD	13,216	PAR	SELL	1.66	03/04/2026	0	105	105
NZD	300,000	USD	181,085	BCY	SELL	1.66	03/04/2026	0	566	566
NZD	300,000	USD	181,234	BCY	SELL	1.66	03/04/2026	0	417	417
PHP	10,770,000	USD	182,589	JPM	SELL	58.99	02/02/2026	0	324	324
PHP	9,920,000	USD	168,207	JPM	SELL	58.98	02/02/2026	0	270	270
PHP	9,490,000	USD	160,916	JPM	SELL	58.98	02/02/2026	0	258	258
PHP	9,360,000	USD	158,534	BCY	SELL	59.04	03/04/2026	0	235	235
PLN	123,000	USD	34,234	GST	SELL	3.59	02/02/2026	0	547	547
PLN	580,000	USD	161,261	BCY	SELL	3.60	02/02/2026	0	2,750	2,750
PLN	500,000	USD	138,186	BCY	SELL	3.62	02/02/2026	0	3,203	3,203
PLN	580,000	USD	160,425	BCY	SELL	3.62	02/02/2026	0	3,586	3,586
PLN	395,000	USD	109,093	BCY	SELL	3.62	02/02/2026	0	2,604	2,604
PLN	580,000	USD	160,406	BCY	SELL	3.62	02/02/2026	0	3,605	3,605
PLN	395,000	USD	108,791	BCY	SELL	3.63	02/02/2026	0	2,906	2,906
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
PLN	301,000	USD	82,850	BCY	SELL	3.63	02/02/2026	$0	$2,266	$2,266
PLN	144,000	USD	39,656	BCY	SELL	3.63	02/02/2026	0	1,064	1,064
PLN	315,000	USD	86,689	BCY	SELL	3.63	02/02/2026	0	2,386	2,386
PLN	445,000	USD	124,246	BCY	SELL	3.58	02/02/2026	0	1,590	1,590
PLN	545,000	USD	152,250	BCY	SELL	3.58	02/02/2026	0	1,864	1,864
PLN	285,000	USD	79,634	UBS	SELL	3.58	02/02/2026	0	958	958
PLN	285,000	USD	80,260	BCY	SELL	3.55	02/02/2026	0	331	331
PLN	199,000	USD	56,059	GST	SELL	3.55	02/27/2026	0	209	209
PLN	693,000	USD	195,594	PAR	SELL	3.54	03/04/2026	0	352	352
SEK	330,000	USD	35,997	BCY	SELL	9.17	02/02/2026	0	1,282	1,282
SEK	1,140,000	USD	123,410	UBS	SELL	9.24	02/02/2026	0	5,371	5,371
SEK	810,000	USD	88,296	UBS	SELL	9.17	02/02/2026	0	3,206	3,206
SEK	1,080,000	USD	117,205	UBS	SELL	9.21	02/02/2026	0	4,798	4,798
SEK	160,000	USD	17,364	BOA	SELL	9.21	02/02/2026	0	710	710
SEK	60,000	USD	6,512	BOA	SELL	9.21	02/02/2026	0	266	266
SEK	601,000	USD	65,524	UBS	SELL	9.17	02/02/2026	0	2,368	2,368
SEK	1,069,000	USD	116,535	UBS	SELL	9.17	02/02/2026	0	4,226	4,226
SEK	930,000	USD	100,827	UBS	SELL	9.22	02/02/2026	0	4,231	4,231
SEK	1,140,000	USD	123,619	UBS	SELL	9.22	02/02/2026	0	5,162	5,162
SEK	702,000	USD	75,942	BCY	SELL	9.24	02/02/2026	0	3,360	3,360
SEK	85,000	USD	9,195	BCY	SELL	9.24	02/02/2026	0	407	407
SEK	406,000	USD	44,047	UBS	SELL	9.22	02/02/2026	0	1,817	1,817
SEK	864,000	USD	94,311	UBS	SELL	9.16	02/02/2026	0	3,292	3,292
SEK	1,660,000	USD	183,192	UBS	SELL	9.06	02/02/2026	0	4,331	4,331
SEK	1,640,000	USD	182,014	UBS	SELL	9.01	02/02/2026	0	3,250	3,250
SEK	1,640,000	USD	181,756	UBS	SELL	9.02	02/02/2026	0	3,508	3,508
SEK	150,000	USD	16,782	HUS	SELL	8.94	02/02/2026	0	162	162
SEK	110,000	USD	12,301	GST	SELL	8.94	02/02/2026	0	125	125
SEK	372,000	USD	41,599	GST	SELL	8.94	02/02/2026	0	424	424
SEK	2,611,000	USD	292,258	MSI	SELL	8.93	02/27/2026	0	3,054	3,054
SEK	170,000	USD	19,029	MSI	SELL	8.93	02/27/2026	0	199	199
SEK	210,000	USD	23,520	GST	SELL	8.93	03/04/2026	0	238	238
SEK	712,000	USD	79,742	GST	SELL	8.93	03/04/2026	0	807	807
SEK	430,000	USD	46,589	CBK	SELL	9.23	03/18/2026	0	2,092	2,092
SEK	50,000	USD	5,453	CBK	SELL	9.17	03/18/2026	0	207	207
SGD	185,000	USD	144,115	JPM	SELL	1.28	02/02/2026	0	1,669	1,669
SGD	280,000	USD	217,898	JPM	SELL	1.29	02/02/2026	0	2,748	2,748
SGD	235,000	USD	182,690	BCY	SELL	1.29	02/02/2026	0	2,495	2,495
SGD	190,000	USD	147,616	JPM	SELL	1.29	02/02/2026	0	2,108	2,108
SGD	105,000	USD	81,860	UBS	SELL	1.28	02/02/2026	0	883	883
SGD	140,000	USD	109,028	JPM	SELL	1.28	02/02/2026	0	1,295	1,295
SGD	140,000	USD	109,164	BOA	SELL	1.28	02/02/2026	0	1,159	1,159
SGD	105,000	USD	82,686	UBS	SELL	1.27	02/02/2026	0	56	56
THB	564,000	USD	17,896	BCY	SELL	31.52	02/02/2026	0	28	28
THB	3,776,000	USD	119,831	BCY	SELL	31.51	02/02/2026	0	175	175
TWD	5,640,000	USD	178,702	PAR	SELL	31.56	02/02/2026	0	517	517
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
TWD	3,925,000	USD	123,973	JPM	SELL	31.66	02/02/2026	$0	$748	$748
USD	785,050	BRL	4,119,000	HUS	BUY	5.25	03/03/2026	0	3,167	3,167
USD	365,419	CHF	280,000	BCY	BUY	1.31	02/02/2026	0	1,806	1,806
USD	18,169	CHF	13,900	UBS	BUY	1.31	02/27/2026	0	71	71
USD	712,387	CHF	544,000	BCY	BUY	1.31	03/04/2026	0	3,734	3,734
USD	106,203	CHF	81,100	BCY	BUY	1.31	03/04/2026	0	557	557
USD	124,865	CLP	107,700,000	UBS	BUY	862.53	02/02/2026	0	102	102
USD	696	CLP	600,000	GST	BUY	862.35	02/02/2026	0	1	1
USD	699	CLP	600,000	UBS	BUY	858.25	02/02/2026	0	4	4
USD	2,330	CLP	2,000,000	UBS	BUY	858.25	02/02/2026	0	13	13
USD	699	CLP	600,000	UBS	BUY	858.28	03/04/2026	0	4	4
USD	1,313,031	CNH	9,119,000	HUS	BUY	6.95	02/02/2026	0	1,190	1,190
USD	217,684	CNH	1,512,000	JPM	BUY	6.95	02/02/2026	0	171	171
USD	58,955	CNH	409,000	HUS	BUY	6.94	02/27/2026	0	39	39
USD	218,046	CNH	1,512,000	MSI	BUY	6.93	03/04/2026	0	188	188
USD	140,364	CZK	2,870,000	PAR	BUY	20.45	02/02/2026	0	60	60
USD	108,721	EUR	91,000	UBS	BUY	0.84	02/02/2026	0	463	463
USD	692,767	EUR	579,000	SSB	BUY	0.84	02/02/2026	0	3,959	3,959
USD	730,850	EUR	610,000	PAR	BUY	0.83	02/02/2026	0	5,163	5,163
USD	118,604	EUR	99,300	UBS	BUY	0.84	02/27/2026	0	338	338
USD	181,921	EUR	152,000	BCY	BUY	0.84	03/04/2026	0	847	847
USD	254,186	EUR	213,000	BCY	BUY	0.84	03/04/2026	0	444	444
USD	160,758	EUR	134,000	JPM	BUY	0.83	03/04/2026	0	1,127	1,127
USD	153,670	EUR	128,000	BCY	BUY	0.83	03/04/2026	0	1,187	1,187
USD	182,476	EUR	152,000	UBS	BUY	0.83	03/04/2026	0	1,401	1,401
USD	218,070	EUR	182,000	GST	BUY	0.83	03/04/2026	0	1,258	1,258
USD	137,792	EUR	115,000	UBS	BUY	0.83	03/04/2026	0	795	795
USD	137,485	EUR	115,000	BCY	BUY	0.84	03/04/2026	0	488	488
USD	123,632	GBP	90,000	UBS	BUY	0.73	02/02/2026	0	130	130
USD	101,842	GBP	74,000	BOA	BUY	0.73	02/02/2026	0	296	296
USD	365,248	GBP	265,000	PAR	BUY	0.73	02/02/2026	0	1,601	1,601
USD	159,894	GBP	116,000	UBS	BUY	0.73	02/02/2026	0	713	713
USD	159,914	GBP	116,000	BCY	BUY	0.73	03/04/2026	0	738	738
USD	32,343	GBP	23,400	MSI	BUY	0.72	03/04/2026	0	233	233
USD	226,147	INR	20,400,000	JPM	BUY	90.21	02/02/2026	0	4,377	4,377
USD	182,400	INR	16,470,000	JPM	BUY	90.30	02/02/2026	0	3,354	3,354
USD	89,056	INR	8,190,000	BCY	BUY	91.96	02/02/2026	0	22	22
USD	175,984	JPY	26,917,000	PAR	BUY	152.95	02/02/2026	0	1,492	1,492
USD	7,810	JPY	1,200,000	MSI	BUY	153.65	02/27/2026	0	15	15
USD	269,438	JPY	41,400,000	MSI	BUY	153.65	02/27/2026	0	509	509
USD	14,318	JPY	2,200,000	MSI	BUY	153.65	02/27/2026	0	27	27
USD	10,527	JPY	1,600,000	HUS	BUY	152.00	02/27/2026	0	133	133
USD	10,488	JPY	1,600,000	PAR	BUY	152.56	03/04/2026	0	90	90
USD	109,465	JPY	16,700,000	PAR	BUY	152.56	03/04/2026	0	938	938
USD	7,866	JPY	1,200,000	PAR	BUY	152.56	03/04/2026	0	67	67
USD	4,570	JPY	700,000	SSB	BUY	153.16	03/18/2026	0	16	16
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	82,774	KRW	119,120,000	CBK	BUY	1,439.10	02/02/2026	$0	$17	$17
USD	124,442	KRW	177,720,000	GST	BUY	1,428.14	02/02/2026	0	973	973
USD	124,541	KRW	177,720,000	BOA	BUY	1,427.00	02/02/2026	0	1,073	1,073
USD	52,551	KRW	74,990,000	BCY	BUY	1,427.00	02/02/2026	0	453	453
USD	144,499	KRW	206,200,000	JPM	BUY	1,427.00	02/02/2026	0	1,245	1,245
USD	95,901	MXN	1,660,000	BOA	BUY	17.31	02/03/2026	0	207	207
USD	130,223	MXN	2,250,000	BCY	BUY	17.28	02/03/2026	0	518	518
USD	207,083	MXN	3,555,000	HUS	BUY	17.17	02/03/2026	0	2,149	2,149
USD	577	MXN	10,000	SSB	BUY	17.33	03/18/2026	0	3	3
USD	45,045	NOK	430,000	RBC	BUY	9.55	02/27/2026	0	253	253
USD	162,421	PLN	570,000	UBS	BUY	3.51	02/02/2026	0	1,238	1,238
USD	1,133	SEK	10,000	CBK	BUY	8.83	02/02/2026	0	3	3
USD	138,589	SEK	1,220,000	UBS	BUY	8.80	03/04/2026	0	569	569
USD	19,297	ZAR	310,000	SCB	BUY	16.07	02/27/2026	0	2	2
USD	1,250	ZAR	20,000	SSB	BUY	16.00	03/18/2026	0	7	7
USD	3,668	COP	13,450,000	MSI	BUY	3,667.03	02/02/2026	0	3	3
USD	2,567	HKD	20,000	MSI	BUY	7.79	02/27/2026	0	4	4
USD	22,142	HKD	172,500	MSI	BUY	7.79	02/27/2026	0	35	35
USD	106,539	HKD	830,000	MSI	BUY	7.79	02/27/2026	0	167	167
USD	15,412	HKD	120,000	SCB	BUY	7.79	03/18/2026	0	25	25
USD	182,207	SGD	230,000	BCY	BUY	1.26	02/02/2026	0	962	962
USD	321,375	SGD	405,000	CBK	BUY	1.26	03/04/2026	0	1,577	1,577
USD	139,265	THB	4,350,000	BCY	BUY	31.24	02/02/2026	0	1,017	1,017
USD	138,670	THB	4,310,000	BCY	BUY	31.08	02/02/2026	0	1,693	1,693
USD	234,783	THB	7,290,000	CBK	BUY	31.05	02/02/2026	0	3,097	3,097
USD	167,038	TWD	5,250,000	DBF	BUY	31.43	02/02/2026	0	212	212
USD	183,642	TWD	5,750,000	BCY	BUY	31.31	02/02/2026	0	928	928
USD	166,768	TWD	5,225,000	JPM	BUY	31.33	03/04/2026	0	1,236	1,236
ZAR	460,000	USD	27,664	MSI	SELL	16.63	02/02/2026	0	1,018	1,018
ZAR	1,500,000	USD	91,295	BCY	SELL	16.43	02/02/2026	0	2,236	2,236
ZAR	1,490,000	USD	90,770	BCY	SELL	16.42	02/02/2026	0	2,137	2,137
ZAR	1,910,000	USD	115,877	GST	SELL	16.48	02/02/2026	0	3,218	3,218
ZAR	2,000,000	USD	123,757	BCY	SELL	16.16	02/02/2026	0	950	950
ZAR	1,760,000	USD	108,911	BCY	SELL	16.16	02/02/2026	0	832	832
ZAR	1,940,000	USD	120,468	BCY	SELL	16.10	03/04/2026	0	238	238
ZAR	540,000	USD	32,189	CBK	SELL	16.78	03/18/2026	0	1,375	1,375
ZAR	110,000	USD	6,671	CBK	SELL	16.49	03/18/2026	0	166	166
ZAR	10,000	USD	608	CBK	SELL	16.46	03/18/2026	0	14	14
USD	312,746	TWD	9,373,000	JPM	BUY	0.03	07/07/2026	0	15,131	15,131
Total Unrealized Appreciation on Forward Currency Contracts								$0	$724,855	$724,855
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Appreciation
10YR Euro-Bund Bonds	BUY	EUR	82	$12,503,150	03/2026	$0	$41,497	$41,497
10YR Euro-Bund Bonds	SELL	EUR	39	464	02/2026	0	1,773	1,773
2YR U.S. Treasury Notes	SELL	USD	27	5,629,289	03/2026	0	4,965	4,965
3 Month EURIBOR	BUY	EUR	28	8,154,337	03/2027	0	908	908
3 Month SOFR	SELL	USD	9	2,168,663	06/2026	0	1,982	1,982
3 Month SONIA	SELL	GBP	163	54,031,915	03/2027	0	1,297	1,297
30YR Euro-Buxl Bonds	SELL	EUR	31	4,052,281	03/2026	0	14,792	14,792
5YR Euro-Bobl Notes	BUY	EUR	96	13,317,608	03/2026	0	17,332	17,332
5YR U.S. Treasury Notes	BUY	USD	7	762,508	03/2026	0	305	305
Brent Crude Oil	BUY	USD	3	207,960	02/2026	0	18,295	18,295
Brent Crude Oil	BUY	USD	7	463,680	09/2026	0	33,032	33,032
Canola	BUY	CAD	1	9,571	03/2026	0	162	162
Cocoa	SELL	GBP	1	39,974	03/2026	0	20,965	20,965
Cocoa	SELL	USD	2	83,300	03/2026	0	18,790	18,790
Coffee	BUY	USD	2	82,260	03/2026	0	3,880	3,880
Coffee	SELL	USD	1	124,594	03/2026	0	12,743	12,743
Copper	BUY	USD	1	148,100	03/2026	0	20,750	20,750
Corn	BUY	USD	11	250,800	12/2026	0	550	550
Corn	SELL	USD	12	256,950	03/2026	0	6,388	6,388
Cotton	BUY	USD	2	68,750	12/2026	0	1,101	1,101
Cotton	SELL	USD	11	347,435	03/2026	0	7,234	7,234
E-Micro Gold	BUY	USD	2	94,902	04/2026	0	1,922	1,922
E-Mini Nasdaq 100 Index	BUY	USD	1	51,340	03/2026	0	597	597
E-Mini Nasdaq 100 Index	SELL	USD	1	513,400	03/2026	0	5,040	5,040
E-Mini Russell 2000 Index	SELL	USD	1	131,230	03/2026	0	2,181	2,181
E-Mini S&P 500 Index	BUY	USD	2	69,658	03/2026	0	648	648
E-Mini S&P 500 Index	SELL	USD	8	278,630	03/2026	0	936	936
Euro Stoxx 50 Index	SELL	EUR	24	1,699,106	03/2026	0	4,414	4,414
Euro-Schatz	BUY	EUR	73	9,284,106	03/2026	0	3,272	3,272
Gas Oil	BUY	USD	2	131,750	11/2026	0	7,039	7,039
Gasoline RBOB	BUY	USD	1	78,662	10/2026	0	3,363	3,363
Lean Hogs	BUY	USD	3	109,200	10/2026	0	4,266	4,266
Live Cattle	BUY	USD	1	180,138	03/2026	0	14,938	14,938
Live Cattle	BUY	USD	2	182,640	10/2026	0	3,813	3,813
LME Aluminum	BUY	USD	1	78,225	02/2026	0	4,675	4,675
LME Lead	SELL	USD	8	398,224	03/2026	0	9,381	9,381
LME Nickel	BUY	USD	2	213,407	02/2026	0	35,810	35,810
LME Zinc	BUY	USD	3	255,130	02/2026	0	21,468	21,468
LME Zinc	BUY	USD	1	85,298	03/2026	0	6,180	6,180
Micro Copper	SELL	USD	4	59,240	02/2026	0	965	965
Micro Euro Stoxx 50 Index	BUY	EUR	9	63,716	03/2026	0	1,418	1,418
Micro WTI Crude Oil	BUY	USD	6	39,126	02/2026	0	2,744	2,744
Mini Topix Index	BUY	JPY	3	69,564	03/2026	0	2,164	2,164
Natural Gas	BUY	USD	10	456,500	10/2026	0	25,937	25,937
NY Harbor ULSD	BUY	USD	1	95,386	10/2026	0	3,548	3,548
Rapeseed	BUY	EUR	11	309,324	04/2026	0	4,814	4,814
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Assets
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Appreciation
Soybean	SELL	USD	8	$425,700	03/2026	$0	$7,413	$7,413
Soybean	SELL	USD	5	146,800	03/2026	0	4,550	4,550
Soybean Oil	BUY	USD	5	160,650	12/2026	0	6,458	6,458
Sugar	SELL	USD	9	143,842	02/2026	0	5,626	5,626
U.S. Treasury Long Bonds	BUY	USD	2	230,250	03/2026	0	844	844
U.S. Treasury Long Bonds	SELL	USD	1	115,125	03/2026	0	1,031	1,031
Ultra 10YR U.S. Treasury Notes	SELL	USD	2	228,313	03/2026	0	1,375	1,375
Wheat	BUY	EUR	4	46,218	03/2026	0	1,249	1,249
Wheat	BUY	USD	3	90,188	12/2026	0	352	352
Wheat	BUY	USD	5	146,438	12/2026	0	240	240
WTI Crude Oil	BUY	USD	6	373,440	10/2026	0	15,464	15,464
Total Futures Contracts						$0	$444,876	$444,876
Total Derivative Assets						$253,386	$5,335,843	$5,082,457

(a)	The following table represents the individual positions within the total return swap as of January 31, 2026:

Reference Instrument	% of Index	Notional Amount	Market Value
Blue Owl Capital Inc	39.4%	(262,588)	$5,038
Carlyle Group Inc/The	16.1%	(107,301)	2,058
KKR & Co Inc	10.7%	(71,312)	1,368
Apollo Global Management Inc	9.6%	(63,981)	1,227
Blackstone Inc	9.2%	(61,315)	1,176
Ares Management Corp	7.8%	(51,985)	997
TPG Inc	7.2%	(47,986)	920
Total		(666,468)	$12,784

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AS	Danish Public Limited Liability Company
BCY	Barclays Bank PLC
BOA	Bank of America NA
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
EM	Emerging Markets
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
ICE	Intercontinental Exchange
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
ING	Ing Bank N.V.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Mercantile Exchange
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
PAR	BNP Paribas
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
RBOB	Reformulated Blendstock for Oxygenate Blending
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (630.82%)
		Bank Loans * (0.38%)
		United States (0.38%)
		Consumer Cyclical
USD	200,000	Gulfside Supply, Inc. Term Loan B	6.67%	06/17/2031	$196,000	$193,688
		Fixed Income (40.21%)
		Bulgaria (0.38%)
		Foreign Government Obligations
EUR	150,000	Bulgaria Government International Bonds REG S	4.88%	05/13/2036	174,622	196,583
		Canada (0.59%)
		Foreign Government Obligations
EUR	250,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	291,837	300,426
		Colombia (1.28%)
		Foreign Government Obligations
USD	200,000	Colombia Government International Bonds	8.38%	11/07/2054	192,573	212,600
USD	400,000	Colombia Government International Bonds	8.75%	11/14/2053	406,800	442,000
		Total Colombia			599,373	654,600
		France (1.26%)
		Financial
EUR	200,000	Banque Federative du Credit Mutuel SA REG S	4.38%	01/11/2034	213,348	245,874
EUR	300,000	Societe Generale SA REG S	5.63%	06/02/2033	342,882	396,583
		Total France			556,230	642,457
		Germany (2.15%)
		Consumer Cyclical
USD	255,000	IHO Verwaltungs GmbH 144A PIK	7.75%	11/15/2030	254,578	268,484
		Financial
EUR	280,000	Aroundtown Finance S.à r.l.~*	5.00%	04/16/2029	330,911	333,343
EUR	400,000	Deutsche Bank AG REG S *	4.50%	07/12/2035	439,940	500,260
		Total Germany			1,025,429	1,102,087
		Indonesia (0.77%)
		Foreign Government Obligations
USD	400,000	Indonesia Government International Bonds REG S	5.25%	01/08/2047	370,275	391,450
		Ireland (0.46%)
		Consumer Non-cyclical
EUR	200,000	Fiserv Funding ULC	4.00%	06/15/2036	230,892	235,716
		Luxembourg (0.33%)
		Basic Materials
USD	200,000	INEOS Finance PLC 144A	7.50%	04/15/2029	190,075	167,851
		Netherlands (0.29%)
		Consumer Cyclical
EUR	125,000	Stellantis NV REG S	4.00%	03/19/2034	140,503	146,499
		Oman (0.85%)
		Foreign Government Obligations
USD	400,000	Oman Government International Bonds REG S	6.75%	01/17/2048	415,349	433,300
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		Panama (1.30%)
		Foreign Government Obligations
USD	600,000	Panama Government International Bonds	4.50%	04/01/2056	$392,725	$447,075
USD	200,000	Panama Government International Bonds	6.88%	01/31/2036	212,788	216,626
		Total Panama			605,513	663,701
		Poland (0.46%)
		Foreign Government Obligations
EUR	60,000	Republic of Poland Government International Bonds Series 10YR REG S	3.63%	01/11/2034	63,715	72,815
EUR	140,000	Republic of Poland Government International Bonds Series 20YR REG S	4.13%	01/11/2044	160,851	164,284
		Total Poland			224,566	237,099
		Qatar (0.38%)
		Foreign Government Obligations
USD	200,000	Qatar Government International Bonds REG S	5.10%	04/23/2048	188,217	195,624
		Romania (1.07%)
		Foreign Government Obligations
USD	156,000	Romania Government International Bonds REG S	6.13%	01/22/2044	147,128	152,256
USD	352,000	Romania Government International Bonds REG S	7.63%	01/17/2053	379,933	393,765
		Total Romania			527,061	546,021
		Saudi Arabia (1.89%)
		Foreign Government Obligations
USD	200,000	Saudi Government International Bonds REG S	5.25%	01/16/2050	184,388	184,900
USD	800,000	Saudi Government International Bonds REG S	5.75%	01/16/2054	746,356	780,000
		Total Saudi Arabia			930,744	964,900
		South Africa (0.41%)
		Foreign Government Obligations
USD	200,000	Republic of South Africa Government International Bonds REG S	7.10%	11/19/2036	213,487	212,408
		Spain (0.49%)
		Financial
EUR	200,000	Banco Santander SA REG S	4.13%	04/22/2034	219,794	249,465
		United Kingdom * (0.59%)
		Financial
EUR	250,000	Barclays PLC REG S	3.94%	01/31/2036	265,629	300,948
		United States (25.13%)
		Basic Materials
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.00%	03/15/2032	95,815	102,874
USD	325,000	Cleveland-Cliffs, Inc. 144A	7.38%	05/01/2033	312,495	339,547
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.63%	01/15/2034	103,161	104,871
USD	400,000	Olympus Water U.S. Holding Corp. 144A	7.25%	06/15/2031	400,640	410,599
		Communications
EUR	275,000	Alphabet, Inc.	4.00%	05/06/2054	304,713	307,547
USD	100,000	APLD ComputeCo LLC 144A	9.25%	12/15/2030	96,995	104,124
USD	375,000	Paramount Global	6.88%	04/30/2036	366,715	366,174
USD	225,000	Uber Technologies, Inc.	5.35%	09/15/2054	209,770	214,414
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		United States (continued)
		Consumer Cyclical
USD	150,000	Carnival Corp. 144A	6.13%	02/15/2033	$148,688	$154,998
USD	200,000	Ford Motor Credit Co. LLC	5.87%	10/31/2035	197,445	199,314
USD	125,000	MGM Resorts International	6.50%	04/15/2032	123,579	128,104
USD	185,000	Whirlpool Corp.	6.50%	06/15/2033	182,272	182,854
		Consumer Non-cyclical
USD	720,000	CVS Health Corp.	6.05%	06/01/2054	694,039	712,531
USD	50,000	HCA, Inc.	6.20%	03/01/2055	52,373	50,996
USD	200,000	UnitedHealth Group, Inc.	5.63%	07/15/2054	202,467	195,019
		Energy
USD	1,080,000	Occidental Petroleum Corp.	6.05%	10/01/2054	1,032,580	1,041,050
USD	830,000	Ovintiv, Inc.	6.25%	07/15/2033	874,701	881,773
USD	72,000	Venture Global LNG, Inc. 144A	7.00%	01/15/2030	71,869	72,540
USD	160,000	Venture Global LNG, Inc. 144A	8.38%	06/01/2031	164,007	163,858
USD	97,000	Venture Global LNG, Inc. 144A	9.88%	02/01/2032	103,167	102,679
USD	85,000	Vital Energy, Inc. 144A	7.88%	04/15/2032	72,643	84,673
		Financial
USD	675,000	Citigroup, Inc.*	5.61%	03/04/2056	680,385	671,149
USD	775,000	Goldman Sachs Group, Inc.	5.15%	05/22/2045	709,182	726,075
USD	810,000	Goldman Sachs Group, Inc.*	5.73%	01/28/2056	797,021	817,723
USD	725,000	Morgan Stanley*	5.52%	11/19/2055	732,735	716,418
USD	375,000	OneMain Finance Corp.	6.50%	03/15/2033	372,338	377,533
USD	250,000	OneMain Finance Corp.	6.75%	03/15/2032	246,992	256,136
		Industrial
USD	330,000	MIWD Holdco II LLC/MIWD Finance Corp. 144A	5.50%	02/01/2030	320,723	321,199
		Technology
USD	325,000	CoreWeave, Inc. 144A	9.00%	02/01/2031	309,325	316,796
USD	525,000	Intel Corp.	5.60%	02/21/2054	504,432	493,070
USD	100,000	Intel Corp.	5.70%	02/10/2053	98,351	94,556
		U.S. Government Securities
USD	215,000	U.S. Treasury Bonds	4.75%	05/15/2055	217,584	210,297
USD	1,834,000	U.S. Treasury Bonds	4.75%	08/15/2055	1,824,880	1,794,741
		Utilities
USD	125,000	Constellation Energy Generation LLC	6.50%	10/01/2053	131,948	135,476
		Total United States			12,756,030	12,851,708
		Uruguay (0.13%)
		Foreign Government Obligations
USD	75,000	Uruguay Government International Bonds	4.98%	04/20/2055	70,518	67,988
		Total Fixed Income			19,996,144	20,560,831
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (590.23%)
		Australia (34.89%)
		Foreign Government Obligations
AUD	349,000	Australia Government Bonds Series 138 REG S	3.25%	04/21/2029	$232,662	$237,296
AUD	2,570,000	Australia Government Bonds Series 149 REG S	2.25%	05/21/2028	1,692,383	1,725,336
AUD	8,171,000	Australia Government Bonds Series 152 REG S	2.75%	11/21/2028	5,400,150	5,507,117
AUD	340,000	Australia Government Bonds Series 154 REG S	2.75%	11/21/2029	221,192	225,582
AUD	6,155,000	Australia Government Bonds Series 155	2.50%	05/21/2030	3,931,927	4,010,078
AUD	4,331,000	Australia Government Bonds Series 157	1.50%	06/21/2031	2,565,443	2,617,214
AUD	1,682,000	Australia Government Bonds Series 158	1.25%	05/21/2032	951,307	970,711
AUD	396,000	Australia Government Bonds Series 160 REG S	1.00%	12/21/2030	232,313	236,958
AUD	2,750,000	Australia Government Bonds Series 167 REG S	3.75%	05/21/2034	1,768,064	1,804,344
AUD	733,000	Queensland Treasury Corp. REG S	5.25%	07/21/2036	497,812	508,323
		Total Australia			17,493,253	17,842,959
		Austria (3.05%)
		Foreign Government Obligations
EUR	1,030,000	Republic of Austria Government Bonds REG S	3.15%	06/20/2044	1,154,087	1,150,904
EUR	386,000	Republic of Austria Government Bonds REG S	3.15%	10/20/2053	409,610	407,565
		Total Austria			1,563,697	1,558,469
		Belgium (1.43%)
		Foreign Government Obligations
EUR	574,647	Kingdom of Belgium Government Bonds Series 66 REG S	4.00%	03/28/2032	732,973	730,891
		Canada (1.35%)
		Foreign Government Obligations
CAD	520,000	Canadian Government Bonds	5.00%	06/01/2037	436,664	437,262
CAD	410,000	Province of Quebec	3.50%	12/01/2048	253,884	253,817
		Total Canada			690,548	691,079
		France (44.31%)
		Foreign Government Obligations
EUR	2,442,000	French Republic Government Bonds OAT REG S	2.50%	05/25/2030	2,904,761	2,897,033
EUR	2,345,620	French Republic Government Bonds OAT REG S	2.75%	02/25/2029	2,817,012	2,821,630
EUR	3,008,224	French Republic Government Bonds OAT REG S	2.75%	02/25/2030	3,602,761	3,606,708
EUR	3,539,000	French Republic Government Bonds OAT REG S	3.00%	11/25/2034	4,129,351	4,116,452
EUR	1,585,000	French Republic Government Bonds OAT REG S	3.00%	05/25/2054	1,479,083	1,474,442
EUR	4,318,000	French Republic Government Bonds OAT REG S	3.25%	05/25/2045	4,593,281	4,580,688
EUR	1,859,500	French Republic Government Bonds OAT REG S	3.25%	05/25/2055	1,807,077	1,807,465
EUR	459,000	French Republic Government Bonds OAT REG S	3.50%	11/25/2035	547,627	549,390
EUR	655,000	French Republic Government Bonds OAT REG S	4.00%	10/25/2038	806,670	803,389
		Total France			22,687,623	22,657,197
		Germany (62.17%)
		Foreign Government Obligations
EUR	1,239,738	Bundesobligation Series 188 REG S	2.40%	10/19/2028	1,489,831	1,485,337
EUR	7,914,500	Bundesrepublik Deutschland Bundesanleihe REG S	1.70%	08/15/2032	8,957,636	8,953,906
EUR	914,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.80%	08/15/2053	770,257	766,418
EUR	417,832	Bundesrepublik Deutschland Bundesanleihe REG S +	2.37%	08/15/2030	449,027	448,262
EUR	3,800,532	Bundesrepublik Deutschland Bundesanleihe REG S +	2.41%	02/15/2031	4,008,596	4,019,340
EUR	3,500,092	Bundesrepublik Deutschland Bundesanleihe REG S +	2.47%	08/15/2031	3,638,275	3,648,624
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Germany (continued)
		Foreign Government Obligations (continued)
EUR	852,016	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	$993,742	$992,300
EUR	897,804	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2054	884,003	879,768
EUR	2,834,000	Bundesrepublik Deutschland Bundesanleihe REG S +	2.53%	02/15/2032	2,912,756	2,908,422
EUR	1,144,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	05/15/2041	1,263,625	1,260,526
EUR	1,940,300	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	08/15/2056	2,062,798	2,053,098
EUR	3,266,500	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	4,387,384	4,378,552
		Total Germany			31,817,930	31,794,553
		Italy (96.30%)
		Foreign Government Obligations
EUR	3,964,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.45%	02/01/2036	4,741,323	4,724,942
EUR	615,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	3.85%	02/01/2035	765,457	762,383
EUR	1,483,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	2.45%	09/01/2033	1,693,450	1,688,582
EUR	2,260,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	4.15%	10/01/2039	2,738,325	2,801,947
EUR	859,000	Italy Buoni Poliennali Del Tesoro Series 16YR REG S	0.95%	03/01/2037	785,128	781,437
EUR	1,703,000	Italy Buoni Poliennali Del Tesoro Series 16YR REG S	3.50%	03/01/2030	2,106,806	2,101,572
EUR	3,255,000	Italy Buoni Poliennali Del Tesoro Series 17YR REG S	1.65%	03/01/2032	3,620,344	3,610,020
EUR	1,496,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	2.95%	09/01/2038	1,662,452	1,655,923
EUR	2,676,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.45%	09/01/2043	3,325,955	3,370,202
EUR	1,550,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	2.15%	09/01/2052	1,245,750	1,234,165
EUR	1,013,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	3.85%	09/01/2049	1,154,712	1,151,756
EUR	1,634,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.50%	10/01/2053	1,985,643	2,014,085
EUR	1,720,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.65%	10/01/2055	2,162,230	2,156,063
EUR	1,090,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	3.45%	03/01/2048	1,178,166	1,170,572
EUR	3,589,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	4.00%	02/01/2037	4,488,677	4,469,966
EUR	1,070,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	4.75%	09/01/2044	1,407,057	1,400,959
EUR	1,652,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	5.00%	09/01/2040	2,242,493	2,232,894
EUR	4,440,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	6.00%	05/01/2031	6,106,637	6,123,229
EUR	4,790,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	07/15/2032	5,678,754	5,796,897
		Total Italy			49,089,359	49,247,594
		Japan (13.17%)
		Foreign Government Obligations
JPY	410,950,000	Japan Government Ten Year Bonds Series 354	0.10%	03/20/2029	2,496,536	2,558,925
JPY	72,100,000	Japan Government Ten Year Bonds Series 362	0.10%	03/20/2031	420,809	431,595
JPY	290,600,000	Japan Government Ten Year Bonds Series 370	0.50%	03/20/2033	1,667,580	1,710,026
JPY	334,150,000	Japan Government Ten Year Bonds Series 378	1.40%	03/20/2035	2,041,339	2,033,845
		Total Japan			6,626,264	6,734,391
		Netherlands (1.77%)
		Foreign Government Obligations
EUR	101,000	Netherlands Government Bonds REG S	2.50%	07/15/2035	115,881	116,148
EUR	1,436,845	Netherlands Government Bonds REG S +	3.52%	01/15/2052	698,977	693,375
EUR	75,000	Netherlands Government Bonds REG S	3.75%	01/15/2042	93,761	93,984
		Total Netherlands			908,619	903,507
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Spain (49.42%)
		Foreign Government Obligations
EUR	2,102,000	Spain Government Bonds REG S	0.10%	04/30/2031	$2,202,078	$2,196,681
EUR	3,059,000	Spain Government Bonds REG S	1.25%	10/31/2030	3,439,558	3,430,761
EUR	1,580,000	Spain Government Bonds REG S	1.95%	07/30/2030	1,841,877	1,837,166
EUR	1,102,000	Spain Government Bonds REG S	2.55%	10/31/2032	1,291,541	1,288,370
EUR	1,013,000	Spain Government Bonds REG S	2.90%	10/31/2046	1,045,679	1,040,655
EUR	3,060,000	Spain Government Bonds REG S	3.15%	04/30/2033	3,704,620	3,696,796
EUR	5,622,000	Spain Government Bonds REG S	3.20%	10/31/2035	6,630,564	6,682,380
EUR	1,068,000	Spain Government Bonds REG S	3.45%	07/30/2043	1,220,457	1,216,436
EUR	930,000	Spain Government Bonds REG S	3.90%	07/30/2039	1,121,532	1,145,962
EUR	2,010,000	Spain Government Bonds REG S	4.90%	07/30/2040	2,728,839	2,734,998
		Total Spain			25,226,745	25,270,205
		Supranational (65.93%)
		Foreign Government Obligations
EUR	463,000	European Union Series SURE REG S	0.30%	11/04/2050	241,436	246,646
EUR	6,136,500	European Union Series UFA REG S	0.70%	07/06/2051	3,602,767	3,586,203
EUR	2,159,000	European Union Series UFA REG S	2.50%	12/04/2031	2,550,934	2,543,987
EUR	5,208,000	European Union Series UFA REG S	3.00%	12/04/2034	6,203,488	6,191,893
EUR	745,673	European Union Series UFA REG S	3.00%	03/04/2053	745,473	748,157
EUR	558,000	European Union Series UFA REG S	3.25%	07/04/2034	678,822	677,570
EUR	13,460,341	European Union Series UFA REG S	3.38%	12/12/2035	16,297,714	16,338,747
EUR	2,462,000	European Union Series UFA REG S	3.38%	11/04/2042	2,823,598	2,814,817
EUR	481,000	European Union Series UFA REG S	3.75%	10/12/2045	563,463	566,443
		Total Supranational			33,707,695	33,714,463
		Sweden (22.57%)
		Foreign Government Obligations
SEK	3,235,000	Sweden Government Bonds Series 1056 REG S	2.25%	06/01/2032	350,631	361,751
SEK	45,355,000	Sweden Government Bonds Series 1060 REG S	0.75%	05/12/2028	4,842,929	4,986,684
SEK	56,970,000	Sweden Government Bonds Series 1066 REG S	2.25%	05/11/2035	6,111,374	6,192,319
		Total Sweden			11,304,934	11,540,754
		United Kingdom (98.62%)
		Foreign Government Obligations
GBP	2,305,701	U.K. Gilts REG S	0.25%	07/31/2031	2,599,501	2,591,983
GBP	2,357,538	U.K. Gilts REG S	0.88%	10/22/2029	2,920,741	2,912,086
GBP	1,550,000	U.K. Gilts REG S	1.13%	01/31/2039	1,383,179	1,375,025
GBP	962,180	U.K. Gilts REG S	1.50%	07/22/2047	694,152	689,362
GBP	2,299,000	U.K. Gilts REG S	1.63%	10/22/2028	3,004,776	2,991,061
GBP	921,354	U.K. Gilts REG S	1.63%	10/22/2054	590,621	586,339
GBP	873,750	U.K. Gilts REG S	3.50%	07/22/2068	858,913	853,303
GBP	305,500	U.K. Gilts REG S	3.75%	07/22/2052	331,494	329,149
GBP	3,356,357	U.K. Gilts REG S	4.00%	10/22/2031	4,598,033	4,581,455
GBP	816,000	U.K. Gilts REG S	4.00%	10/22/2063	896,620	891,084
GBP	1,767,000	U.K. Gilts REG S	4.13%	07/22/2029	2,454,822	2,444,911
GBP	2,632,250	U.K. Gilts REG S	4.25%	06/07/2032	3,654,828	3,641,173
GBP	2,138,250	U.K. Gilts REG S	4.25%	03/07/2036	2,862,347	2,847,967
GBP	1,220,000	U.K. Gilts REG S	4.25%	09/07/2039	1,579,127	1,569,823
GBP	1,147,000	U.K. Gilts REG S	4.25%	12/07/2040	1,465,211	1,456,931
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		United Kingdom (continued)
		Foreign Government Obligations (continued)
GBP	3,028,000	U.K. Gilts REG S	4.25%	12/07/2046	$3,672,570	$3,653,642
GBP	876,000	U.K. Gilts REG S	4.38%	01/31/2040	1,142,104	1,135,566
GBP	3,037,320	U.K. Gilts REG S	4.50%	03/07/2035	4,178,241	4,162,640
GBP	990,000	U.K. Gilts REG S	4.63%	01/31/2034	1,386,063	1,379,455
GBP	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	4,041,689	4,026,149
GBP	1,723,000	U.K. Gilts REG S	4.75%	10/22/2035	2,405,797	2,393,978
GBP	1,244,250	U.K. Gilts REG S	4.75%	12/07/2038	1,705,784	1,696,247
GBP	1,199,411	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	08/10/2031	1,599,483	1,582,607
GBP	605,309	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.63%	03/22/2045	650,243	639,942
		Total United Kingdom			50,676,339	50,431,878
		United States (95.25%)
		U.S. Government Securities
USD	1,003,000	U.S. Treasury Bonds	4.75%	08/15/2055	986,434	981,836
USD	2,670,000	U.S. Treasury Notes	3.50%	01/15/2029	2,658,811	2,663,333
USD	2,707,000	U.S. Treasury Notes	3.50%	11/30/2030	2,668,158	2,673,802
USD	1,151,000	U.S. Treasury Notes	3.63%	09/30/2030	1,141,665	1,143,987
USD	15,250,000	U.S. Treasury Notes	3.63%	12/31/2030	15,114,421	15,139,105
USD	1,869,500	U.S. Treasury Notes	3.88%	12/31/2032	1,850,899	1,853,991
USD	18,308,500	U.S. Treasury Notes	4.00%	11/15/2035	17,935,229	17,941,724
USD	952,900	U.S. Treasury Notes	4.25%	05/15/2035	954,887	955,536
USD	5,349,400	U.S. Treasury Notes	4.25%	08/15/2035	5,356,254	5,356,845
		Total United States			48,666,758	48,710,159
		Total Fixed Income Buy-Sellback Agreements			301,192,737	301,828,099

Units

	Investment Funds # (0.00%)
	United Kingdom (0.00%)
	Capital Markets
166	Scottish Mortgage Investment Trust PLC	2,710	2,865
	Total Securities Sold Short	$321,387,591	$322,585,483
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

#	Amount rounds to less than 0.005% of the Fund's total value of net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of January 31, 2026.
~	Perpetual Maturity. Maturity date presented represents the next call date.
+	Zero-coupon bond. Rate represents annualized yield at period end.
‡	Security sold under forward sale commitments due within 60 days after January 31, 2026. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
GmbH	German Company with Limited Liability
LLC	Limited Liability Company
OAT	French Treasury Bond
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026

Concentration by Industry for Securities Sold Short
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	504.49%	$257,982,040
U.S. Government Securities	99.17	50,715,197
Financial	10.93	5,591,507
Energy	4.59	2,346,573
Consumer Cyclical	2.49	1,273,941
Consumer Non-cyclical	2.34	1,194,262
Basic Materials	2.20	1,125,742
Communications	1.94	992,259
Technology	1.77	904,422
Industrial	0.63	321,199
Utilities	0.27	135,476
Investment Funds	0.00#	2,865
Total Securities Sold Short	630.82%	$322,585,483

#	Amount rounds to less than 0.005% of the Fund's total value of net assets.
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Written Options Contracts
Options on Equity Indices
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
S&P 500 Index	CBOE	Put	6,000.00	(8)	03/20/2026	(48,000)	$(19,053)	$(14,400)	$4,653
S&P 500 Index	CBOE	Put	5,400.00	(5)	09/18/2026	(27,000)	(33,393)	(35,950)	(2,557)
S&P 500 Index	CBOE	Put	7,300.00	(5)	03/19/2027	(36,500)	(263,668)	(276,900)	(13,232)
Total Options on Equity Indices							(316,114)	(327,250)	(11,136)
Options on Exchange Traded Funds
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
Invesco QQQ Trust	AMX	Put	655.00	(3)	01/15/2027	(1,965)	$(18,202)	$(18,266)	$(64)
iShares MSCI Emerging Markets ETF	AMX	Call	65.00	(13)	04/17/2026	(845)	(1,049)	(442)	607
iShares MSCI Emerging Markets ETF	AMX	Put	50.00	(96)	04/17/2026	(4,800)	(1,670)	(2,304)	(634)
Total Options on Exchange Traded Funds							(20,921)	(21,012)	(91)
Options on Exchange Traded Futures Contracts
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
3 Month SOFR	CME	Call	98.00	(96)	06/11/2027	(9,408)	$(27,585)	$(12,600)	$14,985
3 Month SONIA	ICE	Put	96.05	(412)	03/13/2026	(39,573)	(23,377)	0	23,377
Total Options on Exchange Traded Futures Contracts							(50,962)	(12,600)	38,362
Options on Securities
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
10YR U.S. Treasury Notes	CBT	Put	109.50	(39)	02/20/2026	(4,270)	$(2,257)	$(609)	$1,648
Advanced Micro Devices, Inc.	AMX	Call	305.00	(17)	02/06/2026	(5,185)	(2,539)	(391)	2,148
Amazon.com, Inc.	AMX	Put	207.50	(16)	02/06/2026	(3,320)	(1,332)	(1,232)	100
Applied Materials, Inc.	AMX	Put	290.00	(20)	02/06/2026	(5,800)	(2,073)	(2,420)	(347)
ARM Holdings PLC	NASDAQ	Call	140.00	(22)	02/20/2026	(3,080)	(2,352)	(1,012)	1,340
Celestica, Inc.	NYSE	Put	230.00	(16)	02/20/2026	(3,680)	(4,267)	(5,744)	(1,477)
EchoStar Corp.	AMX	Call	170.00	(20)	03/20/2026	(3,400)	(4,480)	(1,700)	2,780
GLOBALFOUNDRIES, Inc.	AMX	Call	60.00	(74)	03/20/2026	(4,440)	(4,791)	(2,960)	1,831
KLA Corp.	AMX	Call	1,980.00	(3)	02/20/2026	(5,940)	(2,524)	(282)	2,242
Lam Research Corp.	AMX	Put	195.00	(21)	02/20/2026	(4,095)	(2,694)	(3,612)	(918)
Palantir Technologies, Inc.	AMX	Put	120.00	(22)	02/20/2026	(2,640)	(2,906)	(3,102)	(196)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Written Options Contracts (continued)
Options on Securities (continued)
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
QUALCOMM, Inc.	AMX	Put	135.00	(21)	02/20/2026	(2,835)	$(1,810)	$(2,520)	$(710)
Teradyne, Inc.	NYSE	Call	320.00	(13)	02/20/2026	(4,160)	(1,904)	(2,600)	(696)
Total Options on Securities							(35,929)	(28,184)	7,745
Total Written Options Contracts							$(423,926)	$(389,046)	$34,880
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Written Swaptions Contracts
Contract	Counterparty	Frequency	Currency	Exercise Rate	Notional	Expiration Date	Premium	Fair Value	Unrealized
10YR Interest Rate Swap Pay GBP Put	MSI	1Y	GBP	5.00%	(5,434,110)	09/01/2026	$(16,745)	$(15,671)	$1,074
1YR Interest Rate Swap Pay USD Put	GST	1Y	USD	3.60%	(24,715,000)	06/04/2026	(14,457)	(5,194)	9,263
1YR Interest Rate Swap Receive EUR Call	JPM	3M	EUR	1.67%	(28,928,719)	01/28/2027	(10,010)	(10,713)	(703)
1YR Interest Rate Swap Receive USD Call	GST	1Y	USD	2.50%	(24,715,000)	06/04/2026	(9,442)	(2,449)	6,993
iTraxx Europe Series 44 Version 1 Put	BOA	3M	EUR	65.00%	(2,442,000)	03/18/2026	(2,260)	(1,315)	945
iTraxx Europe Series 44 Version 1 Put	DBF	3M	EUR	65.00%	(2,435,000)	03/18/2026	(1,389)	(1,311)	78
		Total Written Swaptions Contracts					$(54,303)	$(36,653)	$17,650
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	430,000	09/30/2027	3M	DBF	1.00%	Panama Government International Bonds	Sell	$(8,555)	$(4,426)	$4,129
USD	45,000	01/28/2033	3M	GST	1.00%	Colombia Government International Bonds	Sell	(1,736)	(1,979)	(243)
USD	205,000	01/28/2033	3M	DBF	1.00%	Colombia Government International Bonds	Sell	(8,013)	(9,015)	(1,002)
Total Bi-Lateral Credit Default Swaps								$(18,304)	$(15,420)	$2,884
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	1,180,000	12/20/2030	3M	ICE	5.00%	iTraxx Europe Crossover Series 44 Version 1 Index	Buy	$(145,351)	$(159,193)	$(13,842)
USD	1,851,300	12/20/2030	3M	ICE	5.00%	CDX NA HY Series 45 Version 1 Index	Buy	(139,579)	(163,482)	(23,903)
Total Centrally Cleared Credit Default Swaps								$(284,930)	$(322,675)	$(37,745)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	26,125,262	05/06/2026	1M	LCH	1.91%	Pay	12 Month EUR STR	$31	$(438)	$(469)
JPY	16,511,384	07/28/2027	1Y	LCH	1.28%	Receive	12 Month JPY TONA	4,097	(5,045)	(9,142)
EUR	49,662,484	11/27/2027	1Y	LCH	1.94%	Pay	12 Month EUR STR	(12,361)	(19,082)	(6,721)
GBP	21,635,027	01/23/2028	1Y	LCH	3.53%	Receive	12 Month GBP WMBA SONIA Compound	2,890	(495)	(3,385)
EUR	3,778,672	04/01/2028	1Y	LCH	1.97%	Pay	12 Month EUR STR	(756)	(848)	(92)
EUR	2,272,975	05/19/2028	6M	LCH	2.25%	Receive	12 Month EUR EURIBOR	144	(912)	(1,056)
EUR	16,660,053	01/29/2029	6M	LCH	2.59%	Receive	12 Month EUR EURIBOR	(3,425)	(16,181)	(12,756)
EUR	2,679,538	02/25/2029	1Y	LCH	1.88%	Pay	12 Month EUR STR	(5,555)	(15,994)	(10,439)
GBP	2,413,504	10/22/2029	1Y	LCH	3.56%	Pay	12 Month GBP WMBA SONIA Compound	(221)	(10,208)	(9,987)
USD	5,140,853	01/15/2030	1M	LCH	2.52%	Pay	U.S. CPI Urban Consumers NSA	2,147	(12,951)	(15,098)
EUR	2,513,965	02/25/2030	1Y	LCH	2.09%	Pay	12 Month EUR STR	(9,269)	(7,180)	2,089
USD	4,887,718	03/03/2030	1M	LCH	2.52%	Pay	U.S. CPI Urban Consumers NSA	(1,718)	(6,646)	(4,928)
USD	11,088,817	05/31/2030	1Y	LCH	3.31%	Pay	12 Month USD SOFR	(79,817)	(68,620)	11,197
EUR	1,854,600	10/10/2030	1Y	LCH	2.19%	Pay	12 Month EUR STR	(8,016)	(3,523)	4,493
GBP	2,790,477	11/15/2030	1M	LCH	3.24%	Pay	U.K. Retail Price Index	5,476	(2,862)	(8,338)
NOK	3,446,718	03/18/2031	1Y	LCH	4.09%	Pay	12 Month NOK NIBOR	7,515	(7,457)	(14,972)
SEK	8,308,183	03/18/2031	3M	LCH	2.53%	Receive	12 Month SEK STIBOR	22,117	(12,004)	(34,121)
EUR	8,486,533	03/18/2031	1Y	LCH	2.44%	Pay	12 Month EUR EURIBOR	(9,646)	(35,460)	(25,814)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	5,134,526	01/15/2035	1M	LCH	2.55%	Receive	U.S. CPI Urban Consumers NSA	$(8,474)	$(13,679)	$(5,205)
EUR	2,867,311	01/29/2035	6M	LCH	2.82%	Receive	12 Month EUR EURIBOR	(1,733)	(4,630)	(2,897)
EUR	3,881,071	02/15/2035	1Y	LCH	2.63%	Receive	12 Month EUR STR	(79)	(16,749)	(16,670)
EUR	4,971,069	02/15/2035	1Y	LCH	2.50%	Pay	12 Month EUR STR	(39,600)	(30,820)	8,780
SEK	5,970,210	05/11/2035	1Y	LCH	2.72%	Pay	12 Month SEK STIBOR	26,865	(28,157)	(55,022)
EUR	2,261,721	06/15/2035	1M	LCH	1.92%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	(7,519)	(17,645)	(10,126)
GBP	2,461,012	06/15/2035	1M	LCH	3.14%	Receive	U.K. Retail Price Index	7,657	(3,302)	(10,959)
GBP	1,408,902	10/22/2035	1Y	LCH	4.03%	Pay	12 Month GBP WMBA SONIA Compound	4,127	(8,511)	(12,638)
EUR	4,534,083	12/12/2035	1Y	LCH	2.78%	Pay	12 Month EUR EURIBOR	(22,265)	(26,530)	(4,265)
NOK	1,265,765	06/03/2036	6M	LCH	4.22%	Receive	12 Month NOK NIBOR	323	(1,972)	(2,295)
EUR	1,604,420	06/13/2036	6M	LCH	2.91%	Receive	12 Month EUR EURIBOR	276	(4,878)	(5,154)
GBP	445,202	09/01/2036	1Y	LCH	4.09%	Pay	12 Month GBP WMBA SONIA Compound	(576)	(3,997)	(3,421)
EUR	234,235	05/07/2038	1Y	LCH	2.81%	Receive	12 Month EUR STR	79	(1,482)	(1,561)
EUR	1,437,529	10/04/2039	6M	LCH	3.06%	Receive	12 Month EUR EURIBOR	1,868	(3,829)	(5,697)
GBP	1,085,754	01/31/2040	1Y	LCH	4.19%	Pay	12 Month GBP WMBA SONIA Compound	1,499	(19,231)	(20,730)
EUR	1,131,227	07/30/2043	1Y	LCH	2.94%	Pay	12 Month EUR STR	317	(826)	(1,143)
EUR	530,723	10/12/2045	1Y	LCH	3.13%	Pay	12 Month EUR EURIBOR	61	(2,944)	(3,005)
JPY	1,004,947	12/17/2045	1Y	LCH	3.38%	Pay	12 Month JPY TONA	(2,525)	(13,712)	(11,187)
EUR	2,912,523	01/21/2046	1Y	LCH	3.53%	Pay	12 Month EUR EURIBOR	(6,150)	(13,428)	(7,278)
EUR	612,488	01/26/2046	1Y	LCH	3.59%	Pay	12 Month EUR EURIBOR	(358)	(444)	(86)
EUR	4,744,949	01/30/2046	6M	LCH	3.59%	Receive	12 Month EUR EURIBOR	(8,763)	(12,824)	(4,061)
EUR	900,853	10/05/2054	6M	LCH	3.19%	Receive	12 Month EUR EURIBOR	771	(3,200)	(3,971)
EUR	9,533,225	01/09/2056	6M	LCH	3.22%	Receive	12 Month EUR EURIBOR	(65,333)	(50,119)	15,214
EUR	9,561,765	01/09/2056	1Y	LCH	3.09%	Pay	12 Month EUR STR	5,578	(98)	(5,676)
EUR	1,019,997	01/15/2056	1Y	LCH	3.13%	Pay	12 Month EUR EURIBOR	2,682	(1,197)	(3,879)
EUR	1,457,981	01/15/2066	6M	LCH	2.72%	Receive	12 Month EUR EURIBOR	(5,308)	(21)	5,287
EUR	1,926,715	01/26/2076	6M	LCH	2.25%	Receive	12 Month EUR EURIBOR	148	(2,051)	(2,199)
Total Centrally Cleared Interest Rate Swaps								$(202,799)	$(512,182)	$(309,383)
Total Return Swaps
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(17,335)	05/15/2033	1M	MSI	1 day AUD AONIA	REA Group Ltd.	$0	$(106)	$(106)
AUD	(121,609)	05/15/2033	1M	MSI	1 day AUD AONIA	Westpac Banking Corp.	0	(1,111)	(1,111)
AUD	(14,829)	05/20/2033	1M	GST	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(1,204)	(1,204)
AUD	(105,590)	05/05/2028	1M	JPM	1 day AUD AONIA	National Australia Bank Ltd.	0	(2,206)	(2,206)
AUD	(46,781)	05/05/2028	1M	JPM	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(4,201)	(4,201)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(191,610)	05/15/2033	1M	MSI	1 day AUD AONIA	Woodside Energy Group Ltd.	$0	$(10,980)	$(10,980)
HKD	(4,349)	05/15/2033	1M	MSI	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	(102)	(102)
HKD	(4,650)	05/15/2033	1M	MSI	1 day HKD HONIA	Baidu, Inc.	0	(174)	(174)
HKD	(16,174)	05/05/2028	1M	JPM	1 day HKD HONIA	Meitu, Inc.	0	(196)	(196)
HKD	(3,034)	05/20/2033	1M	GST	1 day HKD HONIA	Pop Mart International Group Ltd.	0	(428)	(428)
HKD	(12,144)	05/20/2033	1M	GST	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	(667)	(667)
HKD	(17,945)	05/15/2033	1M	MSI	1 day HKD HONIA	Chow Tai Fook Jewellery Group Ltd.	0	(1,258)	(1,258)
HKD	(16,539)	05/15/2033	1M	MSI	1 day HKD HONIA	Xinyi Solar Holdings Ltd.	0	(1,288)	(1,288)
HKD	(10,928)	05/05/2028	1M	JPM	1 day HKD HONIA	Pop Mart International Group Ltd.	0	(2,181)	(2,181)
HKD	(22,065)	05/15/2033	1M	MSI	1 day HKD HONIA	Hua Hong Semiconductor Ltd.	0	(3,643)	(3,643)
HKD	(24,637)	05/15/2033	1M	MSI	1 day HKD HONIA	Pop Mart International Group Ltd.	0	(5,165)	(5,165)
ILS	(11,477)	05/20/2033	1M	GST	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	(70)	(70)
USD	(110)	05/20/2033	1M	GST	1 day USD OBFR	Walt Disney Co.	0	(2)	(2)
USD	(1,213)	05/20/2033	1M	GST	1 day USD OBFR	InterContinental Hotels Group PLC	0	(2)	(2)
USD	(1,534)	05/05/2028	1M	JPM	1 day USD OBFR	Globant SA	0	(4)	(4)
USD	(219)	05/20/2033	1M	GST	1 day USD OBFR	Legalzoom.com, Inc.	0	(4)	(4)
USD	(1,135)	05/20/2033	1M	GST	1 day USD OBFR	Comfort Systems USA, Inc.	0	(7)	(7)
USD	(1,545)	05/15/2033	1M	MSI	1 day USD OBFR	Legalzoom.com, Inc.	0	(11)	(11)
USD	(2,449)	05/20/2033	1M	GST	1 day USD OBFR	eBay, Inc.	0	(14)	(14)
USD	(10,102)	05/20/2033	1M	GST	1 day USD OBFR	InterDigital, Inc.	0	(17)	(17)
USD	(1,882)	05/20/2033	1M	GST	1 day USD OBFR	Vistra Corp.	0	(18)	(18)
USD	(2,170)	05/20/2033	1M	GST	1 day USD OBFR	Cigna Group	0	(23)	(23)
USD	(4,926)	05/20/2033	1M	GST	1 day USD OBFR	Freeport-McMoRan, Inc.	0	(25)	(25)
USD	(3,718)	05/20/2033	1M	GST	1 day USD OBFR	Parker-Hannifin Corp.	0	(25)	(25)
USD	(3,612)	05/20/2033	1M	GST	1 day USD OBFR	Merck & Co., Inc.	0	(27)	(27)
USD	(1,963)	05/20/2033	1M	GST	1 day USD OBFR	Equitable Holdings, Inc.	0	(32)	(32)
USD	(6,746)	05/20/2033	1M	GST	1 day USD OBFR	MGE Energy, Inc.	0	(43)	(43)
USD	(1,539)	05/05/2028	1M	JPM	1 day USD OBFR	Amphenol Corp.	0	(46)	(46)
USD	(2,432)	05/20/2033	1M	GST	1 day USD OBFR	Invesco QQQ Trust	0	(55)	(55)
USD	(2,317)	05/20/2033	1M	GST	1 day USD OBFR	Quanta Services, Inc.	0	(56)	(56)
USD	(34,711)	05/15/2033	1M	MSI	1 day USD OBFR	Northwest Natural Holding Co.	0	(61)	(61)
USD	(1,867)	05/15/2033	1M	MSI	1 day USD OBFR	LG Energy Solution Ltd.	0	(64)	(64)
USD	(2,137)	05/20/2033	1M	GST	1 day USD OBFR	Corpay, Inc.	0	(66)	(66)
USD	(88,858)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco QQQ Trust	0	(69)	(69)
USD	(21,789)	05/15/2033	1M	MSI	1 day USD OBFR	Largan Precision Co., Ltd.	0	(69)	(69)
USD	(10,351)	05/15/2033	1M	MSI	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	(72)	(72)
USD	(2,763)	05/20/2033	1M	GST	1 day USD OBFR	Arista Networks, Inc.	0	(72)	(72)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(20,936)	05/20/2033	1M	GST	1 day USD OBFR	TTM Technologies, Inc.	$0	$(79)	$(79)
USD	(7,905)	05/15/2033	1M	MSI	1 day USD OBFR	Photronics, Inc.	0	(81)	(81)
USD	(36,737)	05/15/2033	1M	MSI	1 day USD OBFR	Entergy Corp.	0	(84)	(84)
USD	(29,267)	05/20/2033	1M	GST	1 day USD OBFR	LyondellBasell Industries NV	0	(84)	(84)
USD	462	05/05/2028	1M	JPM	1 day USD OBFR	Credo Technology Group Holding Ltd.	0	(86)	(86)
USD	(9,182)	05/15/2033	1M	MSI	1 day USD OBFR	Otter Tail Corp.	0	(90)	(90)
USD	(1,362)	05/05/2028	1M	JPM	1 day USD OBFR	GE Vernova, Inc.	0	(92)	(92)
USD	(13,832)	05/20/2033	1M	GST	1 day USD OBFR	Northwest Natural Holding Co.	0	(95)	(95)
USD	(743)	05/05/2028	1M	JPM	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	(101)	(101)
USD	(2,460)	05/20/2033	1M	GST	1 day USD OBFR	New York Times Co.	0	(106)	(106)
USD	(1,818)	05/20/2033	1M	GST	1 day USD OBFR	F5, Inc.	0	(111)	(111)
USD	(1,161)	05/20/2033	1M	GST	1 day USD OBFR	Coherent Corp.	0	(112)	(112)
USD	(2,655)	05/20/2033	1M	GST	1 day USD OBFR	Coca-Cola Co.	0	(113)	(113)
USD	(9,267)	05/20/2033	1M	GST	1 day USD OBFR	LG Energy Solution Ltd.	0	(113)	(113)
USD	(1,991)	05/05/2028	1M	JPM	1 day USD OBFR	Starbucks Corp.	0	(124)	(124)
USD	(2,051)	05/20/2033	1M	GST	1 day USD OBFR	Colgate-Palmolive Co.	0	(129)	(129)
USD	(3,574)	05/20/2033	1M	GST	1 day USD OBFR	AutoZone, Inc.	0	(130)	(130)
USD	(3,904)	05/20/2033	1M	GST	1 day USD OBFR	VanEck Semiconductor ETF	0	(131)	(131)
USD	(14,555)	05/20/2033	1M	GST	1 day USD OBFR	Halliburton Co.	0	(160)	(160)
USD	(2,298)	05/20/2033	1M	GST	1 day USD OBFR	Carnival Corp.	0	(164)	(164)
USD	(3,715)	05/05/2028	1M	JPM	1 day USD OBFR	Hilton Worldwide Holdings, Inc.	0	(166)	(166)
USD	(13,047)	05/20/2033	1M	GST	1 day USD OBFR	Applied Materials, Inc.	0	(168)	(168)
USD	(715)	05/15/2033	1M	MSI	1 day USD OBFR	American Express Co.	0	(174)	(174)
USD	(2,264)	05/20/2033	1M	GST	1 day USD OBFR	Fortinet, Inc.	0	(174)	(174)
USD	(3,167)	05/20/2033	1M	GST	1 day USD OBFR	Madison Square Garden Entertainment Corp.	0	(174)	(174)
USD	(15,423)	05/20/2033	1M	GST	1 day USD OBFR	iShares MSCI USA Momentum Factor ETF	0	(186)	(186)
USD	(18,826)	05/15/2033	1M	MSI	1 day USD OBFR	Applied Materials, Inc.	0	(191)	(191)
USD	(57,189)	05/15/2033	1M	MSI	1 day USD OBFR	Marriott International, Inc.	0	(196)	(196)
USD	(12,549)	05/20/2033	1M	GST	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	(200)	(200)
USD	(61,575)	05/20/2033	1M	GST	1 day USD OBFR	FirstEnergy Corp.	0	(204)	(204)
USD	(15,343)	05/15/2033	1M	MSI	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	(204)	(204)
USD	(110,780)	05/20/2033	1M	GST	1 day USD OBFR	Marriott International, Inc.	0	(206)	(206)
USD	(56,413)	05/15/2033	1M	MSI	1 day USD OBFR	MSXXAI Index	0	(206)	(206)
USD	(18,741)	05/20/2033	1M	GST	1 day USD OBFR	Qnity Electronics, Inc.	0	(207)	(207)
USD	(64,289)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Biotech ETF	0	(207)	(207)
USD	(12,068)	05/15/2033	1M	MSI	1 day USD OBFR	Delek U.S. Holdings, Inc.	0	(208)	(208)
USD	(21,568)	05/20/2033	1M	GST	1 day USD OBFR	Banque Saudi Fransi	0	(211)	(211)
USD	(22,683)	05/15/2033	1M	MSI	1 day USD OBFR	Xcel Energy, Inc.	0	(211)	(211)
USD	(2,688)	05/20/2033	1M	GST	1 day USD OBFR	Akamai Technologies, Inc.	0	(227)	(227)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(15,924)	05/20/2033	1M	GST	1 day USD OBFR	Fabrinet	$0	$(227)	$(227)
USD	(3,233)	05/20/2033	1M	GST	1 day USD OBFR	Talos Energy, Inc.	0	(236)	(236)
USD	(10,488)	05/20/2033	1M	GST	1 day USD OBFR	Sterling Infrastructure, Inc.	0	(250)	(250)
USD	(7,599)	05/20/2033	1M	GST	1 day USD OBFR	PTC Therapeutics, Inc.	0	(256)	(256)
USD	(11,207)	05/15/2033	1M	MSI	1 day USD OBFR	Bel Fuse, Inc.	0	(261)	(261)
USD	(5,258)	05/20/2033	1M	GST	1 day USD OBFR	International Business Machines Corp.	0	(263)	(263)
USD	(2,614)	05/05/2028	1M	JPM	1 day USD OBFR	EMCOR Group, Inc.	0	(269)	(269)
USD	(2,615)	05/05/2028	1M	JPM	1 day USD OBFR	ArcBest Corp.	0	(272)	(272)
USD	(14,502)	05/15/2033	1M	MSI	1 day USD OBFR	NVE Corp.	0	(278)	(278)
USD	(16,430)	05/05/2028	1M	JPM	1 day USD OBFR	Dell Technologies, Inc.	0	(278)	(278)
USD	(4,109)	05/20/2033	1M	GST	1 day USD OBFR	GE Vernova, Inc.	0	(279)	(279)
USD	(6,440)	05/05/2028	1M	JPM	1 day USD OBFR	DTE Energy Co.	0	(279)	(279)
USD	(12,722)	05/15/2033	1M	GST	1 day USD OBFR	MGIC Investment Corp.	0	(280)	(280)
USD	(3,152)	05/20/2033	1M	GST	1 day USD OBFR	ConocoPhillips	0	(287)	(287)
USD	(14,938)	05/15/2033	1M	MSI	1 day USD OBFR	Portland General Electric Co.	0	(288)	(288)
USD	(14,202)	05/05/2028	1M	JPM	1 day USD OBFR	Flex Ltd.	0	(297)	(297)
USD	(17,531)	05/15/2033	1M	MSI	1 day USD OBFR	On Holding AG	0	(298)	(298)
USD	(16,254)	05/15/2033	1M	MSI	1 day USD OBFR	NOV, Inc.	0	(298)	(298)
USD	(1,785)	05/05/2028	1M	JPM	1 day USD OBFR	Texas Pacific Land Corp.	0	(305)	(305)
USD	(11,481)	05/05/2028	1M	JPM	1 day USD OBFR	Xcel Energy, Inc.	0	(308)	(308)
USD	(2,008)	05/05/2028	1M	JPM	1 day USD OBFR	Transocean Ltd.	0	(308)	(308)
USD	(138,619)	05/15/2033	1M	MSI	1 day USD OBFR	DoorDash, Inc.	0	(318)	(318)
USD	(7,016)	05/15/2033	1M	MSI	1 day USD OBFR	USA Rare Earth, Inc.	0	(361)	(361)
USD	(5,717)	05/15/2033	1M	MSI	1 day USD OBFR	Sterling Infrastructure, Inc.	0	(367)	(367)
USD	(5,902)	05/20/2033	1M	GST	1 day USD OBFR	Texas Pacific Land Corp.	0	(369)	(369)
USD	(32,874)	05/20/2033	1M	GST	1 day USD OBFR	McKesson Corp.	0	(375)	(375)
USD	(6,862)	05/05/2028	1M	JPM	1 day USD OBFR	Diebold Nixdorf, Inc.	0	(384)	(384)
USD	(14,570)	05/15/2033	1M	MSI	1 day USD OBFR	Weatherford International PLC	0	(388)	(388)
USD	(14,451)	05/20/2033	1M	GST	1 day USD OBFR	Venture Global, Inc.	0	(396)	(396)
USD	(90,161)	05/20/2033	1M	GST	1 day USD OBFR	American Express Co.	0	(401)	(401)
USD	(5,583)	05/15/2033	1M	MSI	1 day USD OBFR	PBF Energy, Inc.	0	(406)	(406)
USD	(20,449)	05/20/2033	1M	GST	1 day USD OBFR	Otter Tail Corp.	0	(414)	(414)
USD	(23,589)	05/20/2033	1M	GST	1 day USD OBFR	Advanced Energy Industries, Inc.	0	(415)	(415)
USD	52,611	05/15/2033	1M	MSI	1 day USD OBFR	Interactive Brokers Group, Inc.	0	(419)	(419)
USD	(17,884)	05/20/2033	1M	GST	1 day USD OBFR	Cencora, Inc.	0	(436)	(436)
USD	(10,562)	05/05/2028	1M	JPM	1 day USD OBFR	Immunovant, Inc.	0	(436)	(436)
USD	(3,168)	05/05/2028	1M	JPM	1 day USD OBFR	Coherent Corp.	0	(439)	(439)
USD	(4,129)	05/05/2028	1M	JPM	1 day USD OBFR	Comfort Systems USA, Inc.	0	(439)	(439)
USD	(13,583)	05/15/2033	1M	MSI	1 day USD OBFR	Plains All American Pipeline LP	0	(443)	(443)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(16,524)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Semiconductor ETF	$0	$(445)	$(445)
USD	(4,835)	05/20/2033	1M	GST	1 day USD OBFR	Comstock Resources, Inc.	0	(449)	(449)
USD	(25,607)	05/15/2033	1M	MSI	1 day USD OBFR	Allstate Corp.	0	(461)	(461)
USD	(353,362)	05/15/2033	1M	MSI	1 day USD OBFR	iShares iBoxx $ Investment Grade Corporate Bond ETF	0	(462)	(462)
USD	(18,806)	05/15/2033	1M	MSI	1 day USD OBFR	Talos Energy, Inc.	0	(469)	(469)
USD	37,923	05/20/2033	1M	GST	1 day USD OBFR	Omnicom Group, Inc.	0	(481)	(481)
USD	8,184	05/15/2033	1M	MSI	1 day USD OBFR	Sea Ltd.	0	(496)	(496)
USD	(9,134)	05/15/2033	1M	GST	1 day USD OBFR	EOG Resources, Inc.	0	(509)	(509)
USD	(2,288)	05/15/2033	1M	GST	1 day USD OBFR	Kinsus Interconnect Technology Corp.	0	(519)	(519)
USD	(14,220)	05/20/2033	1M	GST	1 day USD OBFR	Dow, Inc.	0	(519)	(519)
USD	(3,602)	05/20/2033	1M	GST	1 day USD OBFR	Texas Instruments, Inc.	0	(520)	(520)
USD	(19,106)	05/15/2033	1M	MSI	1 day USD OBFR	General Mills, Inc.	0	(532)	(532)
USD	(5,699)	05/15/2033	1M	MSI	1 day USD OBFR	Granite Ridge Resources, Inc.	0	(561)	(561)
USD	(18,697)	05/15/2033	1M	MSI	1 day USD OBFR	National Fuel Gas Co.	0	(566)	(566)
USD	(7,781)	05/15/2033	1M	MSI	1 day USD OBFR	RPC, Inc.	0	(578)	(578)
USD	(28,707)	05/15/2033	1M	MSI	1 day USD OBFR	Mondelez International, Inc.	0	(586)	(586)
USD	(5,549)	05/20/2033	1M	GST	1 day USD OBFR	Delek U.S. Holdings, Inc.	0	(589)	(589)
USD	(136,979)	05/20/2033	1M	GST	1 day USD OBFR	Sumitomo Mitsui Financial Group, Inc.	0	(590)	(590)
USD	(18,543)	05/20/2033	1M	GST	1 day USD OBFR	Bristol-Myers Squibb Co.	0	(590)	(590)
USD	(19,885)	05/15/2033	1M	MSI	1 day USD OBFR	Avista Corp.	0	(595)	(595)
USD	(16,083)	05/20/2033	1M	GST	1 day USD OBFR	Cirrus Logic, Inc.	0	(600)	(600)
USD	(120,237)	05/15/2033	1M	MSI	1 day USD OBFR	MSWEWLAI Index	0	(600)	(600)
USD	(15,944)	05/15/2033	1M	MSI	1 day USD OBFR	International Business Machines Corp.	0	(618)	(618)
USD	77,993	05/15/2033	1M	MSI	1 day USD OBFR	iShares Russell 2000 Value ETF	0	(634)	(634)
USD	(15,834)	05/15/2033	1M	MSI	1 day USD OBFR	New Jersey Resources Corp.	0	(643)	(643)
USD	(656,424)	05/15/2033	1M	MSI	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	(648)	(648)
USD	(17,955)	05/05/2028	1M	JPM	1 day USD OBFR	Entergy Corp.	0	(648)	(648)
USD	(16,448)	05/20/2033	1M	GST	1 day USD OBFR	Commercial Bank PSQC	0	(653)	(653)
USD	(36,255)	05/20/2033	1M	GST	1 day USD OBFR	Entergy Corp.	0	(662)	(662)
USD	(58,007)	05/15/2033	1M	MSI	1 day USD OBFR	Bank of America Corp.	0	(673)	(673)
USD	(17,711)	05/20/2033	1M	GST	1 day USD OBFR	NOV, Inc.	0	(713)	(713)
USD	(33,495)	05/20/2033	1M	GST	1 day USD OBFR	Alerian MLP ETF	0	(725)	(725)
USD	(66,405)	05/15/2033	1M	MSI	1 day USD OBFR	Evergy, Inc.	0	(734)	(734)
USD	(39,285)	05/20/2033	1M	GST	1 day USD OBFR	Boston Scientific Corp.	0	(746)	(746)
USD	(28,337)	05/20/2033	1M	GST	1 day USD OBFR	iShares Semiconductor ETF	0	(752)	(752)
USD	(2,732)	05/05/2028	1M	JPM	1 day USD OBFR	MACOM Technology Solutions Holdings, Inc.	0	(773)	(773)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(5,484)	05/15/2033	1M	MSI	1 day USD OBFR	Texas Instruments, Inc.	$0	$(808)	$(808)
USD	(15,175)	05/05/2028	1M	JPM	1 day USD OBFR	HF Sinclair Corp.	0	(838)	(838)
USD	(6,096)	05/20/2033	1M	GST	1 day USD OBFR	Infinity Natural Resources, Inc.	0	(843)	(843)
USD	(5,832)	05/15/2033	1M	MSI	1 day USD OBFR	Infinity Natural Resources, Inc.	0	(869)	(869)
USD	(13,151)	05/20/2033	1M	GST	1 day USD OBFR	Kymera Therapeutics, Inc.	0	(878)	(878)
USD	(11,785)	05/05/2028	1M	JPM	1 day USD OBFR	Vitesse Energy, Inc.	0	(895)	(895)
USD	(14,621)	05/15/2033	1M	MSI	1 day USD OBFR	Mach Natural Resources LP	0	(903)	(903)
USD	(68,190)	05/20/2033	1M	GST	1 day USD OBFR	Portland General Electric Co.	0	(904)	(904)
USD	(5,247)	05/15/2033	1M	MSI	1 day USD OBFR	W&T Offshore, Inc.	0	(908)	(908)
USD	(32,722)	05/15/2033	1M	MSI	1 day USD OBFR	Banque Saudi Fransi	0	(943)	(943)
USD	(12,280)	05/20/2033	1M	GST	1 day USD OBFR	Liquidia Corp.	0	(945)	(945)
USD	(12,386)	05/05/2028	1M	JPM	1 day USD OBFR	Plains All American Pipeline LP	0	(948)	(948)
USD	(60,075)	05/15/2033	1M	MSI	1 day USD OBFR	FirstEnergy Corp.	0	(993)	(993)
USD	(26,841)	05/15/2033	1M	MSI	1 day USD OBFR	Public Service Enterprise Group, Inc.	0	(997)	(997)
USD	53,487	05/05/2028	1M	JPM	1 day USD OBFR	IQVIA Holdings, Inc.	0	(1,012)	(1,012)
USD	(19,972)	05/20/2033	1M	GST	1 day USD OBFR	Riyad Bank	0	(1,013)	(1,013)
USD	(34,642)	05/05/2028	1M	JPM	1 day USD OBFR	MGE Energy, Inc.	0	(1,064)	(1,064)
USD	(23,351)	05/20/2033	1M	GST	1 day USD OBFR	Patterson-UTI Energy, Inc.	0	(1,076)	(1,076)
USD	(35,133)	05/20/2033	1M	GST	1 day USD OBFR	Avista Corp.	0	(1,079)	(1,079)
USD	(14,969)	05/05/2028	1M	JPM	1 day USD OBFR	Plains GP Holdings LP	0	(1,088)	(1,088)
USD	(11,792)	05/15/2033	1M	MSI	1 day USD OBFR	Liquidia Corp.	0	(1,094)	(1,094)
USD	(238,952)	05/20/2033	1M	GST	1 day USD OBFR	American Tower Corp.	0	(1,104)	(1,104)
USD	(21,730)	05/05/2028	1M	JPM	1 day USD OBFR	CME Group, Inc.	0	(1,106)	(1,106)
USD	(15,221)	05/15/2033	1M	MSI	1 day USD OBFR	LG Electronics, Inc.	0	(1,128)	(1,128)
USD	(20,287)	05/05/2028	1M	JPM	1 day USD OBFR	KLA Corp.	0	(1,132)	(1,132)
USD	(12,568)	05/05/2028	1M	JPM	1 day USD OBFR	Eaton Corp. PLC	0	(1,137)	(1,137)
USD	(77,164)	05/05/2028	1M	JPM	1 day USD OBFR	RenaissanceRe Holdings Ltd.	0	(1,148)	(1,148)
USD	(15,983)	05/05/2028	1M	JPM	1 day USD OBFR	Semtech Corp.	0	(1,163)	(1,163)
USD	(14,686)	05/20/2033	1M	GST	1 day USD OBFR	HF Sinclair Corp.	0	(1,171)	(1,171)
USD	(23,589)	05/15/2033	1M	MSI	1 day USD OBFR	Helmerich & Payne, Inc.	0	(1,177)	(1,177)
USD	(12,526)	05/05/2028	1M	JPM	1 day USD OBFR	Otter Tail Corp.	0	(1,204)	(1,204)
USD	(15,905)	05/05/2028	1M	JPM	1 day USD OBFR	Comstock Resources, Inc.	0	(1,262)	(1,262)
USD	(14,320)	05/05/2028	1M	JPM	1 day USD OBFR	SiTime Corp.	0	(1,293)	(1,293)
USD	(14,532)	05/15/2033	1M	MSI	1 day USD OBFR	Dyne Therapeutics, Inc.	0	(1,301)	(1,301)
USD	(15,166)	05/15/2033	1M	MSI	1 day USD OBFR	Equinor ASA	0	(1,320)	(1,320)
USD	(176,516)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	(1,321)	(1,321)
USD	82,556	05/15/2033	1M	MSI	1 day USD OBFR	Consumer Discretionary Select Sector SPDR Fund	0	(1,372)	(1,372)
USD	(31,660)	05/20/2033	1M	GST	1 day USD OBFR	Eaton Corp. PLC	0	(1,373)	(1,373)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(48,896)	05/20/2033	1M	GST	1 day USD OBFR	Sanofi SA	$0	$(1,390)	$(1,390)
USD	(28,823)	05/20/2033	1M	GST	1 day USD OBFR	Caterpillar, Inc.	0	(1,416)	(1,416)
USD	37,093	05/20/2033	1M	GST	1 day USD OBFR	Sea Ltd.	0	(1,447)	(1,447)
USD	(41,729)	05/20/2033	1M	GST	1 day USD OBFR	National Fuel Gas Co.	0	(1,486)	(1,486)
USD	(104,631)	05/15/2033	1M	MSI	1 day USD OBFR	MGIC Investment Corp.	0	(1,488)	(1,488)
USD	31,191	05/15/2033	1M	MSI	1 day USD OBFR	Charles River Laboratories International, Inc.	0	(1,513)	(1,513)
USD	(46,671)	05/20/2033	1M	GST	1 day USD OBFR	Amgen, Inc.	0	(1,534)	(1,534)
USD	(14,547)	05/20/2033	1M	GST	1 day USD OBFR	Borr Drilling Ltd.	0	(1,548)	(1,548)
USD	38,934	05/15/2033	1M	MSI	1 day USD OBFR	Knight-Swift Transportation Holdings, Inc.	0	(1,632)	(1,632)
USD	(87,005)	05/15/2033	1M	MSI	1 day USD OBFR	Alerian MLP ETF	0	(1,648)	(1,648)
USD	(155,108)	05/05/2028	1M	JPM	1 day USD OBFR	PNC Financial Services Group, Inc.	0	(1,648)	(1,648)
USD	(10,582)	05/20/2033	1M	GST	1 day USD OBFR	Transocean Ltd.	0	(1,649)	(1,649)
USD	(8,082)	05/15/2033	1M	MSI	1 day USD OBFR	Liberty Energy, Inc.	0	(1,655)	(1,655)
USD	(29,332)	05/05/2028	1M	MSI	1 day USD OBFR	EMCOR Group, Inc.	0	(1,660)	(1,660)
USD	(57,463)	05/20/2033	1M	GST	1 day USD OBFR	Charles Schwab Corp.	0	(1,667)	(1,667)
USD	(22,983)	05/15/2033	1M	MSI	1 day USD OBFR	Commercial Bank PSQC	0	(1,698)	(1,698)
USD	(16,491)	05/15/2033	1M	MSI	1 day USD OBFR	Rambus, Inc.	0	(1,722)	(1,722)
USD	(22,622)	05/20/2033	1M	GST	1 day USD OBFR	Teradyne, Inc.	0	(1,724)	(1,724)
USD	(30,183)	05/20/2033	1M	GST	1 day USD OBFR	Rio Tinto PLC	0	(1,768)	(1,768)
USD	165,011	05/15/2033	1M	MSI	1 day USD OBFR	iShares China Large-Cap ETF	0	(1,778)	(1,778)
USD	(14,523)	05/05/2028	1M	JPM	1 day USD OBFR	Verizon Communications, Inc.	0	(1,798)	(1,798)
USD	31,279	05/15/2033	1M	MSI	1 day USD OBFR	Soleno Therapeutics, Inc.	0	(1,858)	(1,858)
USD	123,156	05/05/2028	1M	JPM	1 day USD OBFR	Consumer Discretionary Select Sector SPDR ETF	0	(1,864)	(1,864)
USD	28,150	05/20/2033	1M	MSI	1 day USD OBFR	Intuitive Surgical, Inc.	0	(1,930)	(1,930)
USD	(22,800)	05/15/2033	1M	MSI	1 day USD OBFR	Arista Networks, Inc.	0	(2,005)	(2,005)
USD	(18,958)	05/20/2033	1M	GST	1 day USD OBFR	Verizon Communications, Inc.	0	(2,100)	(2,100)
USD	(35,925)	05/05/2028	1M	JPM	1 day USD OBFR	Stryker Corp.	0	(2,139)	(2,139)
USD	(24,367)	05/20/2033	1M	GST	1 day USD OBFR	Calumet, Inc.	0	(2,167)	(2,167)
USD	(20,826)	05/20/2033	1M	GST	1 day USD OBFR	Datadog, Inc.	0	(2,193)	(2,193)
USD	(14,972)	05/05/2028	1M	JPM	1 day USD OBFR	Calumet, Inc.	0	(2,217)	(2,217)
USD	(54,276)	05/05/2028	1M	JPM	1 day USD OBFR	Portland General Electric Co.	0	(2,355)	(2,355)
USD	(31,382)	11/30/2026	1M	MSI	1 day USD OBFR	MSZZMOMO Index	0	(2,385)	(2,385)
USD	(18,797)	05/15/2033	1M	MSI	1 day USD OBFR	Allegro MicroSystems, Inc.	0	(2,427)	(2,427)
USD	(21,557)	05/15/2033	1M	MSI	1 day USD OBFR	ACM Research, Inc.	0	(2,447)	(2,447)
USD	(82,134)	05/20/2033	1M	GST	1 day USD OBFR	Saudi Awwal Bank	0	(2,487)	(2,487)
USD	(42,322)	05/20/2033	1M	GST	1 day USD OBFR	Ciena Corp.	0	(2,500)	(2,500)
USD	(40,642)	05/20/2033	1M	GST	1 day USD OBFR	Vertiv Holdings Co.	0	(2,552)	(2,552)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(45,558)	05/15/2033	1M	MSI	1 day USD OBFR	Procter & Gamble Co.	$0	$(2,582)	$(2,582)
USD	(32,125)	05/15/2033	1M	MSI	1 day USD OBFR	Alkermes PLC	0	(2,747)	(2,747)
USD	(207,379)	05/20/2033	1M	GST	1 day USD OBFR	Mastercard, Inc.	0	(2,794)	(2,794)
USD	(74,750)	05/20/2033	1M	MSI	1 day USD OBFR	EOG Resources, Inc.	0	(2,844)	(2,844)
USD	(339,873)	05/15/2033	1M	MSI	1 day USD OBFR	McDonald's Corp.	0	(2,847)	(2,847)
USD	(240,001)	05/20/2033	1M	GST	1 day USD OBFR	JPMorgan Chase & Co.	0	(2,875)	(2,875)
USD	(68,589)	05/15/2033	1M	MSI	1 day USD OBFR	Datadog, Inc.	0	(2,925)	(2,925)
USD	(51,780)	05/05/2028	1M	JPM	1 day USD OBFR	Arch Capital Group Ltd.	0	(3,059)	(3,059)
USD	(41,283)	05/20/2033	1M	GST	1 day USD OBFR	Range Resources Corp.	0	(3,191)	(3,191)
USD	(47,266)	05/05/2028	1M	JPM	1 day USD OBFR	Ciena Corp.	0	(3,348)	(3,348)
USD	(28,650)	05/20/2033	1M	GST	1 day USD OBFR	MKS, Inc.	0	(3,366)	(3,366)
USD	(80,025)	05/15/2033	1M	MSI	1 day USD OBFR	Halliburton Co.	0	(3,507)	(3,507)
USD	(7,983)	05/20/2033	1M	MSI	1 day USD OBFR	Kinsus Interconnect Technology Corp.	0	(3,562)	(3,562)
USD	(16,391)	05/05/2028	1M	JPM	1 day USD OBFR	Lumentum Holdings, Inc.	0	(3,593)	(3,593)
USD	(43,409)	05/20/2033	1M	GST	1 day USD OBFR	GSK PLC	0	(3,598)	(3,598)
USD	(29,129)	05/05/2028	1M	JPM	1 day USD OBFR	Energy Transfer LP	0	(3,601)	(3,601)
USD	(1,174,591)	05/15/2033	1M	MSI	1 day USD OBFR	iShares JP Morgan USD Emerging Markets Bond ETF	0	(3,685)	(3,685)
USD	(43,380)	05/15/2033	1M	MSI	1 day USD OBFR	Trane Technologies PLC	0	(3,725)	(3,725)
USD	(65,244)	05/05/2028	1M	JPM	1 day USD OBFR	FirstEnergy Corp.	0	(3,730)	(3,730)
USD	(26,690)	05/20/2033	1M	GST	1 day USD OBFR	Gilead Sciences, Inc.	0	(3,829)	(3,829)
USD	(52,959)	05/05/2028	1M	JPM	1 day USD OBFR	Avista Corp.	0	(3,897)	(3,897)
USD	(45,518)	05/20/2033	1M	GST	1 day USD OBFR	Monolithic Power Systems, Inc.	0	(3,945)	(3,945)
USD	(51,012)	05/15/2033	1M	MSI	1 day USD OBFR	Baker Hughes Co.	0	(3,963)	(3,963)
USD	(35,751)	05/05/2028	1M	JPM	1 day USD OBFR	Equinor ASA	0	(4,014)	(4,014)
USD	(18,221)	05/15/2033	1M	MSI	1 day USD OBFR	Ring Energy, Inc.	0	(4,133)	(4,133)
USD	(37,997)	05/05/2028	1M	JPM	1 day USD OBFR	Patterson-UTI Energy, Inc.	0	(4,141)	(4,141)
USD	(76,506)	05/15/2033	1M	MSI	1 day USD OBFR	Rio Tinto PLC	0	(4,146)	(4,146)
USD	(159,388)	05/15/2033	1M	MSI	1 day USD OBFR	APA Corp.	0	(4,179)	(4,179)
USD	(73,510)	05/20/2033	1M	GST	1 day USD OBFR	Energy Transfer LP	0	(4,257)	(4,257)
USD	(98,295)	05/15/2033	1M	MSI	1 day USD OBFR	HF Sinclair Corp.	0	(4,281)	(4,281)
USD	(55,176)	05/15/2033	1M	MSI	1 day USD OBFR	Noble Corp. PLC	0	(4,417)	(4,417)
USD	(27,242)	05/15/2033	1M	MSI	1 day USD OBFR	Crescent Energy Co.	0	(4,481)	(4,481)
USD	(255,116)	05/15/2033	1M	MSI	1 day USD OBFR	PNC Financial Services Group, Inc.	0	(4,482)	(4,482)
USD	(17,929)	05/20/2033	1M	GST	1 day USD OBFR	Seagate Technology Holdings PLC	0	(4,494)	(4,494)
USD	(104,161)	05/20/2033	1M	GST	1 day USD OBFR	Reinsurance Group of America, Inc.	0	(4,513)	(4,513)
USD	(31,539)	05/15/2033	1M	MSI	1 day USD OBFR	Transocean Ltd.	0	(4,578)	(4,578)
USD	(466,593)	05/15/2033	1M	MSI	1 day USD OBFR	Charles Schwab Corp.	0	(4,685)	(4,685)
USD	(51,619)	05/20/2033	1M	GST	1 day USD OBFR	Baker Hughes Co.	0	(4,813)	(4,813)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(94,614)	05/20/2033	1M	GST	1 day USD OBFR	Analog Devices, Inc.	$0	$(4,867)	$(4,867)
USD	(40,287)	05/20/2033	1M	GST	1 day USD OBFR	Liberty Energy, Inc.	0	(4,872)	(4,872)
USD	(500,994)	05/15/2033	1M	MSI	1 day USD OBFR	VanEck Semiconductor ETF	0	(4,945)	(4,945)
USD	(135,048)	05/15/2033	1M	MSI	1 day USD OBFR	Plains GP Holdings LP	0	(4,974)	(4,974)
USD	(19,029)	05/05/2028	1M	JPM	1 day USD OBFR	Entegris, Inc.	0	(5,078)	(5,078)
USD	(43,843)	05/15/2033	1M	MSI	1 day USD OBFR	Lumentum Holdings, Inc.	0	(5,137)	(5,137)
USD	(245,860)	05/20/2033	1M	GST	1 day USD OBFR	Bank of America Corp.	0	(5,191)	(5,191)
USD	(74,449)	05/15/2033	1M	MSI	1 day USD OBFR	ONEOK, Inc.	0	(5,216)	(5,216)
USD	(49,294)	05/15/2033	1M	MSI	1 day USD OBFR	Northern Oil & Gas, Inc.	0	(5,331)	(5,331)
USD	(99,274)	05/15/2033	1M	MSI	1 day USD OBFR	Eaton Corp. PLC	0	(5,449)	(5,449)
USD	(66,911)	05/20/2033	1M	GST	1 day USD OBFR	Noble Corp. PLC	0	(5,576)	(5,576)
USD	(71,882)	05/15/2033	1M	MSI	1 day USD OBFR	Kimbell Royalty Partners LP	0	(5,596)	(5,596)
USD	(71,086)	05/15/2033	1M	MSI	1 day USD OBFR	Vertiv Holdings Co.	0	(5,620)	(5,620)
USD	(200,131)	05/20/2033	1M	GST	1 day USD OBFR	Allstate Corp.	0	(5,625)	(5,625)
USD	(14,950)	05/05/2028	1M	JPM	1 day USD OBFR	W&T Offshore, Inc.	0	(5,713)	(5,713)
USD	(102,035)	05/15/2033	1M	MSI	1 day USD OBFR	Arch Capital Group Ltd.	0	(5,722)	(5,722)
USD	(25,867)	05/05/2028	1M	JPM	1 day USD OBFR	Texas Instruments, Inc.	0	(5,811)	(5,811)
USD	(207,164)	05/15/2033	1M	MSI	1 day USD OBFR	Chubb Ltd.	0	(5,814)	(5,814)
USD	(62,719)	05/05/2028	1M	JPM	1 day USD OBFR	Kinder Morgan, Inc.	0	(5,822)	(5,822)
USD	(47,947)	05/15/2033	1M	MSI	1 day USD OBFR	Range Resources Corp.	0	(6,065)	(6,065)
USD	(34,381)	05/05/2028	1M	JPM	1 day USD OBFR	Monolithic Power Systems, Inc.	0	(6,088)	(6,088)
USD	(17,173)	05/05/2028	1M	JPM	1 day USD OBFR	Denali Therapeutics, Inc.	0	(6,132)	(6,132)
USD	(174,010)	05/15/2033	1M	MSI	1 day USD OBFR	RenaissanceRe Holdings Ltd.	0	(6,278)	(6,278)
USD	(312,685)	05/15/2033	1M	MSI	1 day USD OBFR	Regions Financial Corp.	0	(6,487)	(6,487)
USD	(20,290)	05/05/2028	1M	JPM	1 day USD OBFR	Micron Technology, Inc.	0	(6,677)	(6,677)
USD	252,182	05/15/2033	1M	MSI	1 day USD OBFR	American Express Co.	0	(6,719)	(6,719)
USD	(35,135)	05/05/2028	1M	JPM	1 day USD OBFR	Gilead Sciences, Inc.	0	(7,024)	(7,024)
USD	(242,284)	05/15/2033	1M	MSI	1 day USD OBFR	Analog Devices, Inc.	0	(7,042)	(7,042)
USD	(64,797)	05/15/2033	1M	MSI	1 day USD OBFR	Kinder Morgan, Inc.	0	(7,281)	(7,281)
USD	(142,288)	05/15/2033	1M	MSI	1 day USD OBFR	Occidental Petroleum Corp.	0	(7,317)	(7,317)
USD	(22,546)	05/05/2028	1M	JPM	1 day USD OBFR	Western Digital Corp.	0	(7,482)	(7,482)
USD	(120,075)	05/20/2033	1M	GST	1 day USD OBFR	BHP Group Ltd.	0	(7,626)	(7,626)
USD	(143,591)	05/15/2033	1M	MSI	1 day USD OBFR	Energy Transfer LP	0	(8,142)	(8,142)
USD	(93,341)	05/05/2028	1M	JPM	1 day USD OBFR	AT&T, Inc.	0	(8,171)	(8,171)
USD	(101,943)	05/20/2033	1M	GST	1 day USD OBFR	Equinor ASA	0	(8,491)	(8,491)
USD	(63,827)	05/15/2033	1M	MSI	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	(8,571)	(8,571)
USD	(168,215)	05/15/2033	1M	MSI	1 day USD OBFR	T-Mobile U.S., Inc.	0	(8,682)	(8,682)
USD	(177,432)	05/15/2033	1M	MSI	1 day USD OBFR	Riyad Bank	0	(8,724)	(8,724)
USD	(101,521)	05/15/2033	1M	MSI	1 day USD OBFR	Alinma Bank	0	(8,740)	(8,740)
USD	(132,324)	05/15/2033	1M	MSI	1 day USD OBFR	Saudi Awwal Bank	0	(8,912)	(8,912)
USD	(38,868)	05/05/2028	1M	JPM	1 day USD OBFR	Landbridge Co. LLC	0	(8,996)	(8,996)
USD	(34,437)	05/20/2033	1M	GST	1 day USD OBFR	Sandisk Corp.	0	(9,358)	(9,358)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(253,542)	05/15/2033	1M	MSI	1 day USD OBFR	Ameriprise Financial, Inc.	$0	$(9,526)	$(9,526)
USD	(87,236)	05/15/2033	1M	MSI	1 day USD OBFR	AT&T, Inc.	0	(9,625)	(9,625)
USD	(165,855)	05/15/2033	1M	MSI	1 day USD OBFR	Patterson-UTI Energy, Inc.	0	(9,797)	(9,797)
USD	(97,196)	05/15/2033	1M	JPM	1 day USD OBFR	Commercial Bank PSQC	0	(9,971)	(9,971)
USD	(53,767)	05/20/2033	1M	GST	1 day USD OBFR	Meta Platforms, Inc.	0	(10,002)	(10,002)
USD	(617,948)	05/20/2033	1M	GST	1 day USD OBFR	PNC Financial Services Group, Inc.	0	(10,301)	(10,301)
USD	(329,930)	05/20/2033	1M	GST	1 day USD OBFR	Regions Financial Corp.	0	(10,389)	(10,389)
USD	(158,488)	05/05/2028	1M	JPM	1 day USD OBFR	Mitsubishi UFJ Financial Group, Inc.	0	(10,784)	(10,784)
USD	(155,163)	05/20/2033	1M	GST	1 day USD OBFR	Ameriprise Financial, Inc.	0	(10,902)	(10,902)
USD	(340,650)	05/20/2033	1M	GST	1 day USD OBFR	CME Group, Inc.	0	(11,136)	(11,136)
USD	(66,824)	05/15/2033	1M	MSI	1 day USD OBFR	Comstock Resources, Inc.	0	(11,218)	(11,218)
USD	(69,497)	05/05/2028	1M	JPM	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	(11,753)	(11,753)
USD	(99,796)	05/20/2033	1M	GST	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	(12,601)	(12,601)
USD	(76,104)	05/05/2028	1M	JPM	1 day USD OBFR	Northern Oil & Gas, Inc.	0	(14,496)	(14,496)
USD	(173,799)	05/20/2033	1M	GST	1 day USD OBFR	Kinder Morgan, Inc.	0	(15,726)	(15,726)
USD	(164,985)	05/05/2028	1M	JPM	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(16,486)	(16,486)
USD	(372,110)	05/15/2033	1M	MSI	1 day USD OBFR	VanEck Oil Services ETF	0	(20,177)	(20,177)
USD	(334,427)	05/20/2033	1M	GST	1 day USD OBFR	VanEck Oil Services ETF	0	(23,718)	(23,718)
USD	(1,183,168)	05/15/2033	1M	MSI	1 day USD OBFR	Consumer Staples Select Sector SPDR ETF	0	(24,220)	(24,220)
USD	(190,205)	05/20/2033	1M	GST	1 day USD OBFR	Northern Oil & Gas, Inc.	0	(24,570)	(24,570)
USD	(313,760)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(25,341)	(25,341)
USD	(208,551)	05/15/2033	1M	MSI	1 day USD OBFR	Meta Platforms, Inc.	0	(26,461)	(26,461)
USD	(156,718)	05/15/2033	1M	MSI	1 day USD OBFR	Royal Caribbean Cruises Ltd.	0	(27,033)	(27,033)
USD	(459,119)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(33,404)	(33,404)
USD	(241,934)	05/20/2033	1M	GST	1 day USD OBFR	AT&T, Inc.	0	(34,079)	(34,079)
USD	592,360	05/15/2033	1M	MSI	1 day USD OBFR	iShares Expanded Tech-Software Sector ETF	0	(52,758)	(52,758)
DKK	(3,742)	05/05/2028	1M	JPM	1 Month DKK CIBOR	GN Store Nord AS	0	(17)	(17)
DKK	(67,509)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Ringkjoebing Landbobank AS	0	(394)	(394)
DKK	(65,376)	05/20/2033	1M	GST	1 Month DKK CIBOR	Carlsberg AS	0	(632)	(632)
DKK	(117,023)	05/20/2033	1M	GST	1 Month DKK CIBOR	Ringkjoebing Landbobank AS	0	(1,820)	(1,820)
CHF	(1,298)	05/05/2028	1M	JPM	12 Month CHF SARON	Partners Group Holding AG	0	(27)	(27)
CHF	(70,113)	05/20/2033	1M	GST	12 Month CHF SARON	Chocoladefabriken Lindt & Spruengli AG	0	(36)	(36)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	(52,629)	05/15/2033	1M	MSI	12 Month CHF SARON	Julius Baer Group Ltd.	$0	$(60)	$(60)
CHF	(8,388)	05/15/2033	1M	MSI	12 Month CHF SARON	Banque Cantonale Vaudoise	0	(75)	(75)
CHF	(5,407)	05/05/2028	1M	JPM	12 Month CHF SARON	Emmi AG	0	(526)	(526)
CHF	(28,601)	05/20/2033	1M	GST	12 Month CHF SARON	Emmi AG	0	(2,152)	(2,152)
CHF	(15,175)	05/05/2028	1M	JPM	12 Month CHF SARON	Bachem Holding AG	0	(3,052)	(3,052)
CZK	(56,700)	05/15/2033	1M	MSI	12 Month CZK PRIBOR	Komercni Banka AS	0	(1,355)	(1,355)
CZK	(65,588)	05/20/2033	1M	GST	12 Month CZK PRIBOR	Komercni Banka AS	0	(1,641)	(1,641)
EUR	(137)	05/20/2033	1M	GST	12 Month EUR STR	Anheuser-Busch InBev SA	0	(4)	(4)
EUR	(187)	05/15/2033	1M	MSI	12 Month EUR STR	Iberdrola SA	0	(5)	(5)
EUR	(11,265)	05/20/2033	1M	GST	12 Month EUR STR	STMicroelectronics NV	0	(11)	(11)
EUR	(809)	05/15/2033	1M	MSI	12 Month EUR STR	Argenx SE	0	(12)	(12)
EUR	(2,148)	05/20/2033	1M	GST	12 Month EUR STR	Scout24 SE	0	(20)	(20)
EUR	(1,605)	05/05/2028	1M	JPM	12 Month EUR STR	Solaria Energia y Medio Ambiente SA	0	(25)	(25)
EUR	(3,175)	05/05/2028	1M	JPM	12 Month EUR STR	Valmet OYJ	0	(29)	(29)
EUR	(4,352)	05/05/2028	1M	JPM	12 Month EUR STR	Vonovia SE	0	(39)	(39)
EUR	(2,854)	05/15/2033	1M	MSI	12 Month EUR STR	UniCredit SpA	0	(40)	(40)
EUR	(1,404)	05/20/2033	1M	GST	12 Month EUR STR	Iberdrola SA	0	(40)	(40)
EUR	(5,903)	05/05/2028	1M	JPM	12 Month EUR STR	CVC Capital Partners PLC	0	(44)	(44)
EUR	(51,945)	05/20/2033	1M	GST	12 Month EUR STR	Accor SA	0	(56)	(56)
EUR	(1,701)	05/15/2033	1M	MSI	12 Month EUR STR	Aena SME SA	0	(57)	(57)
EUR	(5,763)	05/15/2033	1M	MSI	12 Month EUR STR	EDP Renovaveis SA	0	(58)	(58)
EUR	(7,788)	05/20/2033	1M	GST	12 Month EUR STR	Melexis NV	0	(60)	(60)
EUR	(1,729)	05/15/2033	1M	MSI	12 Month EUR STR	Solaria Energia y Medio Ambiente SA	0	(61)	(61)
EUR	(2,622)	05/20/2033	1M	GST	12 Month EUR STR	Deutsche Bank AG	0	(66)	(66)
EUR	(1,580)	05/20/2033	1M	GST	12 Month EUR STR	Grifols SA	0	(68)	(68)
EUR	(7,097)	05/05/2028	1M	JPM	12 Month EUR STR	Schneider Electric SE	0	(70)	(70)
EUR	(12,621)	05/20/2033	1M	GST	12 Month EUR STR	L'Oreal SA	0	(72)	(72)
EUR	(2,413)	05/20/2033	1M	GST	12 Month EUR STR	Argenx SE	0	(76)	(76)
EUR	(16,964)	05/20/2033	1M	GST	12 Month EUR STR	HOCHTIEF AG	0	(77)	(77)
EUR	(1,638)	05/05/2028	1M	JPM	12 Month EUR STR	Shurgard Self Storage Ltd.	0	(85)	(85)
EUR	(9,993)	05/20/2033	1M	GST	12 Month EUR STR	Credito Emiliano SpA	0	(85)	(85)
EUR	(952)	05/05/2028	1M	JPM	12 Month EUR STR	Delivery Hero SE	0	(95)	(95)
EUR	(6,287)	05/05/2028	1M	JPM	12 Month EUR STR	Eurofins Scientific SE	0	(95)	(95)
EUR	(5,706)	05/20/2033	1M	GST	12 Month EUR STR	ING Groep NV	0	(109)	(109)
EUR	(3,205)	05/15/2033	1M	MSI	12 Month EUR STR	Kesko Oyj	0	(110)	(110)
EUR	(1,203)	05/05/2028	1M	JPM	12 Month EUR STR	Basic-Fit NV	0	(115)	(115)
EUR	(3,342)	05/15/2033	1M	MSI	12 Month EUR STR	Innoscripta SE	0	(119)	(119)
EUR	(3,582)	05/15/2033	1M	MSI	12 Month EUR STR	Exail Technologies SA	0	(127)	(127)
EUR	(4,765)	05/20/2033	1M	GST	12 Month EUR STR	CVC Capital Partners PLC	0	(147)	(147)
EUR	(675)	05/05/2028	1M	JPM	12 Month EUR STR	ASM International NV	0	(152)	(152)
EUR	(1,706)	05/05/2028	1M	JPM	12 Month EUR STR	Anheuser-Busch InBev SA	0	(200)	(200)
EUR	(4,962)	05/20/2033	1M	GST	12 Month EUR STR	Wienerberger AG	0	(205)	(205)
EUR	(4,944)	05/20/2033	1M	GST	12 Month EUR STR	Intercos SpA	0	(210)	(210)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(5,958)	05/20/2033	1M	GST	12 Month EUR STR	Kesko Oyj	$0	$(231)	$(231)
EUR	(9,494)	05/20/2033	1M	GST	12 Month EUR STR	Infineon Technologies AG	0	(232)	(232)
EUR	(8,155)	05/15/2033	1M	MSI	12 Month EUR STR	Traton SE	0	(235)	(235)
EUR	(28,461)	05/20/2033	1M	GST	12 Month EUR STR	Kontron AG	0	(256)	(256)
EUR	(2,957)	05/20/2033	1M	GST	12 Month EUR STR	Siemens Energy AG	0	(271)	(271)
EUR	(34,352)	05/20/2033	1M	GST	12 Month EUR STR	Carrefour SA	0	(358)	(358)
EUR	(6,119)	05/05/2028	1M	JPM	12 Month EUR STR	BE Semiconductor Industries NV	0	(368)	(368)
EUR	(3,457)	05/05/2028	1M	JPM	12 Month EUR STR	Kesko Oyj	0	(398)	(398)
EUR	(21,474)	05/20/2033	1M	GST	12 Month EUR STR	Oesterreichische Post AG	0	(411)	(411)
EUR	(30,597)	05/15/2033	1M	MSI	12 Month EUR STR	Kingspan Group PLC	0	(413)	(413)
EUR	(42,552)	05/05/2028	1M	JPM	12 Month EUR STR	EDP Renovaveis SA	0	(426)	(426)
EUR	(13,687)	05/15/2033	1M	MSI	12 Month EUR STR	Iberdrola SA	0	(489)	(489)
EUR	(208,069)	05/15/2033	1M	MSI	12 Month EUR STR	Allianz SE	0	(558)	(558)
EUR	(16,830)	05/20/2033	1M	GST	12 Month EUR STR	Redcare Pharmacy NV	0	(597)	(597)
EUR	(707,972)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Industrial Goods & Services Index	0	(608)	(608)
EUR	(38,391)	05/20/2033	1M	GST	12 Month EUR STR	Valmet OYJ	0	(656)	(656)
EUR	(13,851)	05/15/2033	1M	MSI	12 Month EUR STR	Eni SpA	0	(657)	(657)
EUR	(115,046)	05/15/2033	1M	MSI	12 Month EUR STR	Deutsche Bank AG	0	(675)	(675)
EUR	(14,617)	05/15/2033	1M	MSI	12 Month EUR STR	BASF SE	0	(759)	(759)
EUR	(17,618)	05/20/2033	1M	GST	12 Month EUR STR	Basic-Fit NV	0	(811)	(811)
EUR	(27,148)	05/15/2033	1M	MSI	12 Month EUR STR	Schneider Electric SE	0	(844)	(844)
EUR	(31,374)	05/20/2033	1M	GST	12 Month EUR STR	Verbund AG	0	(927)	(927)
EUR	(14,548)	05/15/2033	1M	MSI	12 Month EUR STR	TotalEnergies SE	0	(1,131)	(1,131)
EUR	(34,106)	05/20/2033	1M	GST	12 Month EUR STR	Aena SME SA	0	(1,226)	(1,226)
EUR	(21,687)	05/15/2033	1M	MSI	12 Month EUR STR	Repsol SA	0	(1,242)	(1,242)
EUR	(59,137)	05/20/2033	1M	GST	12 Month EUR STR	Vonovia SE	0	(1,488)	(1,488)
EUR	(47,941)	05/20/2033	1M	GST	12 Month EUR STR	Bechtle AG	0	(1,575)	(1,575)
EUR	(42,164)	05/20/2033	1M	GST	12 Month EUR STR	Intesa Sanpaolo SpA	0	(1,587)	(1,587)
EUR	(33,412)	05/20/2033	1M	GST	12 Month EUR STR	Repsol SA	0	(1,870)	(1,870)
EUR	(19,670)	05/05/2028	1M	JPM	12 Month EUR STR	Theon International PLC	0	(2,155)	(2,155)
EUR	(36,144)	05/05/2028	1M	JPM	12 Month EUR STR	L'Oreal SA	0	(2,346)	(2,346)
EUR	(45,926)	05/20/2033	1M	GST	12 Month EUR STR	Schneider Electric SE	0	(2,544)	(2,544)
EUR	(151,313)	05/15/2033	1M	MSI	12 Month EUR STR	Banco de Sabadell SA	0	(2,893)	(2,893)
EUR	(213,086)	05/15/2033	1M	MSI	12 Month EUR STR	Bankinter SA	0	(2,915)	(2,915)
EUR	(150,880)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Real Estate Index	0	(3,171)	(3,171)
EUR	(26,619)	05/20/2033	1M	GST	12 Month EUR STR	Nagarro SE	0	(3,258)	(3,258)
EUR	(34,848)	05/20/2033	1M	GST	12 Month EUR STR	Solaria Energia y Medio Ambiente SA	0	(3,536)	(3,536)
EUR	(189,444)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Banks Index	0	(3,618)	(3,618)
EUR	(43,320)	05/20/2033	1M	GST	12 Month EUR STR	Traton SE	0	(4,261)	(4,261)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(67,447)	05/15/2033	1M	MSI	12 Month EUR STR	Piraeus Financial Holdings SA	$0	$(4,503)	$(4,503)
EUR	(172,711)	05/20/2033	1M	GST	12 Month EUR STR	EURO STOXX Banks Index	0	(5,960)	(5,960)
EUR	(66,311)	05/20/2033	1M	GST	12 Month EUR STR	Veolia Environnement SA	0	(6,152)	(6,152)
EUR	(591,883)	05/15/2033	1M	MSI	12 Month EUR STR	EU Defense Stocks Index	0	(6,432)	(6,432)
EUR	(176,251)	05/20/2033	1M	GST	12 Month EUR STR	Eni SpA	0	(9,048)	(9,048)
EUR	(179,907)	05/15/2033	1M	MSI	12 Month EUR STR	CaixaBank SA	0	(9,757)	(9,757)
EUR	(350,439)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Banks Index	0	(12,642)	(12,642)
EUR	(1,585,860)	05/15/2033	1M	MSI	12 Month EUR STR	Euro Stoxx Banks Index	0	(19,072)	(19,072)
GBP	(245)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Imperial Brands PLC	0	(3)	(3)
GBP	(2,674)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Imperial Brands PLC	0	(21)	(21)
GBP	(4,301)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	(139)	(139)
GBP	(1,859)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	(202)	(202)
GBP	(6,697)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	BP PLC	0	(408)	(408)
GBP	(18,125)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Diageo PLC	0	(597)	(597)
GBP	(21,208)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	(930)	(930)
GBP	(44,672)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Diversified Energy Co. PLC	0	(979)	(979)
GBP	(104,248)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Barclays PLC	0	(1,091)	(1,091)
GBP	(23,034)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	(1,103)	(1,103)
GBP	(36,185)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Vistry Group PLC	0	(1,421)	(1,421)
GBP	(15,597)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Whitbread PLC	0	(1,423)	(1,423)
GBP	(32,364)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	(1,527)	(1,527)
GBP	(38,338)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	BT Group PLC	0	(1,963)	(1,963)
GBP	(17,789)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Great Portland Estates PLC	0	(1,979)	(1,979)
GBP	(63,319)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	BP PLC	0	(3,379)	(3,379)
GBP	(56,194)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	BP PLC	0	(3,744)	(3,744)
GBP	(340,141)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	HSBC Holdings PLC	0	(19,529)	(19,529)
JPY	(2,707)	05/05/2028	1M	JPM	12 Month JPY TONA	Minebea Mitsumi, Inc.	0	(5)	(5)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(2,620)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokogawa Electric Corp.	$0	$(6)	$(6)
JPY	(2,510)	05/15/2033	1M	MSI	12 Month JPY TONA	SUMCO Corp.	0	(7)	(7)
JPY	(2,647)	05/05/2028	1M	JPM	12 Month JPY TONA	San-In Godo Bank Ltd.	0	(8)	(8)
JPY	(33,677)	05/15/2033	1M	GST	12 Month JPY TONA	Rakuten Bank Ltd.	0	(14)	(14)
JPY	(451)	05/20/2033	1M	GST	12 Month JPY TONA	SUMCO Corp.	0	(17)	(17)
JPY	(2,480)	05/05/2028	1M	JPM	12 Month JPY TONA	RS Technologies Co., Ltd.	0	(18)	(18)
JPY	(2,582)	05/05/2028	1M	JPM	12 Month JPY TONA	Dexerials Corp.	0	(21)	(21)
JPY	(20,971)	05/05/2028	1M	JPM	12 Month JPY TONA	Aozora Bank Ltd.	0	(26)	(26)
JPY	(2,574)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Electric Corp.	0	(30)	(30)
JPY	(284)	05/15/2033	1M	MSI	12 Month JPY TONA	Advantest Corp.	0	(43)	(43)
JPY	(2,862)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokohama Rubber Co., Ltd.	0	(44)	(44)
JPY	(2,616)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsui High-Tec, Inc.	0	(45)	(45)
JPY	(2,653)	05/05/2028	1M	JPM	12 Month JPY TONA	Alps Alpine Co., Ltd.	0	(51)	(51)
JPY	(2,232)	05/05/2028	1M	JPM	12 Month JPY TONA	JVCKenwood Corp.	0	(57)	(57)
JPY	(2,456)	05/05/2028	1M	JPM	12 Month JPY TONA	JTEKT Corp.	0	(61)	(61)
JPY	(2,507)	05/05/2028	1M	JPM	12 Month JPY TONA	Hosiden Corp.	0	(69)	(69)
JPY	(2,481)	05/05/2028	1M	JPM	12 Month JPY TONA	DMG Mori Co., Ltd.	0	(74)	(74)
JPY	(2,873)	05/05/2028	1M	JPM	12 Month JPY TONA	Panasonic Holdings Corp.	0	(75)	(75)
JPY	(2,238)	05/05/2028	1M	JPM	12 Month JPY TONA	Meidensha Corp.	0	(83)	(83)
JPY	(760)	05/20/2033	1M	GST	12 Month JPY TONA	Disco Corp.	0	(93)	(93)
JPY	(2,658)	05/05/2028	1M	JPM	12 Month JPY TONA	Seiko Group Corp.	0	(101)	(101)
JPY	(2,816)	05/05/2028	1M	JPM	12 Month JPY TONA	Kyocera Corp.	0	(103)	(103)
JPY	(746)	05/15/2033	1M	MSI	12 Month JPY TONA	Disco Corp.	0	(105)	(105)
JPY	(2,696)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyota Motor Corp.	0	(106)	(106)
JPY	(2,621)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Steel Works Ltd.	0	(114)	(114)
JPY	(2,110)	05/15/2033	1M	MSI	12 Month JPY TONA	Nikon Corp.	0	(116)	(116)
JPY	(840)	05/05/2028	1M	JPM	12 Month JPY TONA	Kitz Corp.	0	(120)	(120)
JPY	(2,663)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Electron Device Ltd.	0	(121)	(121)
JPY	(2,562)	05/05/2028	1M	JPM	12 Month JPY TONA	Ushio, Inc.	0	(147)	(147)
JPY	(3,100)	05/05/2028	1M	JPM	12 Month JPY TONA	SWCC Corp.	0	(150)	(150)
JPY	(2,739)	05/05/2028	1M	JPM	12 Month JPY TONA	Dai-Dan Co., Ltd.	0	(152)	(152)
JPY	(2,521)	05/05/2028	1M	JPM	12 Month JPY TONA	Isetan Mitsukoshi Holdings Ltd.	0	(153)	(153)
JPY	(2,685)	05/05/2028	1M	JPM	12 Month JPY TONA	Kandenko Co., Ltd.	0	(159)	(159)
JPY	(2,506)	05/05/2028	1M	JPM	12 Month JPY TONA	Megachips Corp.	0	(162)	(162)
JPY	(2,506)	05/05/2028	1M	JPM	12 Month JPY TONA	Sinfonia Technology Co., Ltd.	0	(171)	(171)
JPY	(2,504)	05/05/2028	1M	JPM	12 Month JPY TONA	Optorun Co., Ltd.	0	(187)	(187)
JPY	(2,446)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Heavy Industries Ltd.	0	(189)	(189)
JPY	(2,555)	05/05/2028	1M	JPM	12 Month JPY TONA	Maruwa Co., Ltd.	0	(196)	(196)
JPY	(103,309)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokio Marine Holdings, Inc.	0	(206)	(206)
JPY	(653)	05/05/2028	1M	JPM	12 Month JPY TONA	Disco Corp.	0	(209)	(209)
JPY	(2,677)	05/05/2028	1M	JPM	12 Month JPY TONA	Macnica Holdings, Inc.	0	(221)	(221)
JPY	(2,940)	05/05/2028	1M	JPM	12 Month JPY TONA	NGK Insulators Ltd.	0	(223)	(223)
JPY	(2,581)	05/05/2028	1M	JPM	12 Month JPY TONA	SUMCO Corp.	0	(247)	(247)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(2,518)	05/05/2028	1M	JPM	12 Month JPY TONA	NHK Spring Co., Ltd.	$0	$(249)	$(249)
JPY	(21,877)	05/15/2033	1M	MSI	12 Month JPY TONA	Resona Holdings, Inc.	0	(250)	(250)
JPY	(2,433)	05/05/2028	1M	JPM	12 Month JPY TONA	Nikon Corp.	0	(262)	(262)
JPY	(1,275)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanken Electric Co., Ltd.	0	(266)	(266)
JPY	(2,618)	05/05/2028	1M	JPM	12 Month JPY TONA	NIDEC Corp.	0	(267)	(267)
JPY	(2,782)	05/05/2028	1M	JPM	12 Month JPY TONA	Daihen Corp.	0	(272)	(272)
JPY	(2,619)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Corp.	0	(293)	(293)
JPY	(2,151)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Material Co., Ltd.	0	(310)	(310)
JPY	(2,788)	05/05/2028	1M	JPM	12 Month JPY TONA	Tsugami Corp.	0	(313)	(313)
JPY	(1,267)	05/05/2028	1M	JPM	12 Month JPY TONA	CKD Corp.	0	(318)	(318)
JPY	(2,620)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanki Engineering Co., Ltd.	0	(318)	(318)
JPY	(2,677)	05/05/2028	1M	JPM	12 Month JPY TONA	Namura Shipbuilding Co., Ltd.	0	(318)	(318)
JPY	(2,979)	05/05/2028	1M	JPM	12 Month JPY TONA	Makita Corp.	0	(348)	(348)
JPY	(2,855)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Corp.	0	(356)	(356)
JPY	(2,406)	05/05/2028	1M	JPM	12 Month JPY TONA	Tri Chemical Laboratories, Inc.	0	(372)	(372)
JPY	(2,959)	05/05/2028	1M	JPM	12 Month JPY TONA	Kawasaki Heavy Industries Ltd.	0	(380)	(380)
JPY	(14,478)	05/20/2033	1M	GST	12 Month JPY TONA	Canon, Inc.	0	(381)	(381)
JPY	(2,919)	05/05/2028	1M	JPM	12 Month JPY TONA	Horiba Ltd.	0	(401)	(401)
JPY	(2,745)	05/05/2028	1M	JPM	12 Month JPY TONA	Marubeni Corp.	0	(408)	(408)
JPY	(16,840)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyota Tsusho Corp.	0	(412)	(412)
JPY	(2,823)	05/05/2028	1M	JPM	12 Month JPY TONA	Ferrotec Corp.	0	(430)	(430)
JPY	(2,381)	05/05/2028	1M	JPM	12 Month JPY TONA	Shibaura Mechatronics Corp.	0	(444)	(444)
JPY	(3,052)	05/05/2028	1M	JPM	12 Month JPY TONA	Renesas Electronics Corp.	0	(457)	(457)
JPY	(2,614)	05/05/2028	1M	JPM	12 Month JPY TONA	Rohm Co., Ltd.	0	(467)	(467)
JPY	(2,679)	05/05/2028	1M	JPM	12 Month JPY TONA	IHI Corp.	0	(485)	(485)
JPY	(2,459)	05/05/2028	1M	JPM	12 Month JPY TONA	Noritsu Koki Co., Ltd.	0	(494)	(494)
JPY	(2,867)	05/05/2028	1M	JPM	12 Month JPY TONA	Ebara Corp.	0	(495)	(495)
JPY	(2,936)	05/05/2028	1M	JPM	12 Month JPY TONA	Furuya Metal Co., Ltd.	0	(498)	(498)
JPY	(3,084)	05/05/2028	1M	JPM	12 Month JPY TONA	Micronics Japan Co., Ltd.	0	(503)	(503)
JPY	(2,410)	05/05/2028	1M	JPM	12 Month JPY TONA	Union Tool Co.	0	(517)	(517)
JPY	(2,715)	05/05/2028	1M	JPM	12 Month JPY TONA	Organo Corp.	0	(518)	(518)
JPY	(2,638)	05/05/2028	1M	JPM	12 Month JPY TONA	Meiko Electronics Co., Ltd.	0	(533)	(533)
JPY	(6,110)	05/15/2033	1M	MSI	12 Month JPY TONA	Japan Post Bank Co., Ltd.	0	(536)	(536)
JPY	(4,123)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	(547)	(547)
JPY	(13,052)	05/05/2028	1M	JPM	12 Month JPY TONA	TDK Corp.	0	(548)	(548)
JPY	(15,235)	05/15/2033	1M	MSI	12 Month JPY TONA	Konami Group Corp.	0	(563)	(563)
JPY	(3,060)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsui E&S Co., Ltd.	0	(564)	(564)
JPY	(103,678)	05/20/2033	1M	GST	12 Month JPY TONA	Sumitomo Mitsui Trust Holdings, Inc.	0	(592)	(592)
JPY	(2,993)	05/20/2033	1M	GST	12 Month JPY TONA	Advantest Corp.	0	(611)	(611)
JPY	(2,840)	05/05/2028	1M	JPM	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	(675)	(675)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(2,582)	05/05/2028	1M	JPM	12 Month JPY TONA	Furukawa Electric Co., Ltd.	$0	$(788)	$(788)
JPY	(16,351)	05/05/2028	1M	JPM	12 Month JPY TONA	Kajima Corp.	0	(850)	(850)
JPY	(16,384)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Mitsui Trust Group, Inc.	0	(921)	(921)
JPY	(2,712)	05/05/2028	1M	JPM	12 Month JPY TONA	Rorze Corp.	0	(939)	(939)
JPY	(23,402)	05/20/2033	1M	GST	12 Month JPY TONA	Nikon Corp.	0	(1,091)	(1,091)
JPY	(9,598)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	(1,188)	(1,188)
JPY	(7,346)	05/15/2033	1M	MSI	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	(1,234)	(1,234)
JPY	(2,541)	05/05/2028	1M	JPM	12 Month JPY TONA	Chiyoda Corp.	0	(1,289)	(1,289)
JPY	(14,074)	05/20/2033	1M	GST	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	(1,378)	(1,378)
JPY	(41,390)	05/15/2033	1M	MSI	12 Month JPY TONA	Rakuten Bank Ltd.	0	(1,665)	(1,665)
JPY	(51,811)	05/05/2028	1M	JPM	12 Month JPY TONA	T&D Holdings, Inc.	0	(2,220)	(2,220)
JPY	(42,701)	05/05/2028	1M	JPM	12 Month JPY TONA	Daiwa Securities Group, Inc.	0	(3,584)	(3,584)
JPY	(18,276)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	(3,833)	(3,833)
JPY	(104,020)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi UFJ Financial Group, Inc.	0	(11,026)	(11,026)
JPY	(69,428)	05/05/2028	1M	JPM	12 Month JPY TONA	Resona Holdings, Inc.	0	(11,195)	(11,195)
JPY	(88,665)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Stock Exchange TOPIX Banks Index	0	(11,985)	(11,985)
JPY	(196,392)	05/20/2033	1M	GST	12 Month JPY TONA	Japan Post Bank Co., Ltd.	0	(18,296)	(18,296)
JPY	(20,539)	05/05/2028	1M	JPM	12 Month JPY TONA	Kioxia Holdings Corp.	0	(18,578)	(18,578)
PLN	(5,444)	05/05/2028	1M	JPM	12 Month PLN WIBOR	LPP SA	0	(47)	(47)
PLN	(22,102)	05/20/2033	1M	GST	12 Month PLN WIBOR	Powszechna Kasa Oszczednosci Bank Polski SA	0	(1,316)	(1,316)
PLN	(96,899)	05/15/2033	1M	MSI	12 Month PLN WIBOR	Powszechna Kasa Oszczednosci Bank Polski SA	0	(5,887)	(5,887)
SEK	(1,679)	05/15/2033	1M	MSI	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	(25)	(25)
SEK	(1,999)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Castellum AB	0	(45)	(45)
SEK	(10,059)	05/20/2033	1M	GST	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	(108)	(108)
SEK	(29,932)	05/20/2033	1M	GST	12 Month SEK STIBOR	Wallenstam AB	0	(108)	(108)
SEK	(24,996)	05/05/2028	1M	JPM	12 Month SEK STIBOR	BoneSupport Holding AB	0	(354)	(354)
SEK	(33,533)	05/20/2033	1M	GST	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	(380)	(380)
SEK	(13,280)	05/20/2033	1M	GST	12 Month SEK STIBOR	Engcon AB	0	(394)	(394)
SEK	(35,774)	05/20/2033	1M	GST	12 Month SEK STIBOR	Axfood AB	0	(456)	(456)
SEK	(16,291)	05/20/2033	1M	GST	12 Month SEK STIBOR	Fastighets AB Balder	0	(458)	(458)
SEK	(37,668)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Munters Group AB	0	(618)	(618)
SEK	(31,491)	05/20/2033	1M	GST	12 Month SEK STIBOR	Hufvudstaden AB	0	(710)	(710)
SEK	(15,625)	05/20/2033	1M	GST	12 Month SEK STIBOR	Castellum AB	0	(726)	(726)
SEK	(18,088)	05/20/2033	1M	GST	12 Month SEK STIBOR	Avanza Bank Holding AB	0	(909)	(909)
SEK	(22,311)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Nordnet AB publ	0	(1,186)	(1,186)
SEK	(82,810)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Avanza Bank Holding AB	0	(1,440)	(1,440)
SEK	(96,436)	05/20/2033	1M	GST	12 Month SEK STIBOR	Fabege AB	0	(3,291)	(3,291)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(75,954)	05/20/2033	1M	GST	12 Month SEK STIBOR	Nordnet AB publ	$0	$(5,464)	$(5,464)
ZAR	(6,257)	05/20/2033	1M	GST	3 Month ZAR JIBAR SAFEX	FirstRand Ltd.	0	(126)	(126)
CAD	(47,516)	05/15/2033	1M	MSI	6 Month CAD CORRA	Baytex Energy Corp.	0	(104)	(104)
CAD	(6,220)	05/20/2033	1M	GST	6 Month CAD CORRA	Enbridge, Inc.	0	(126)	(126)
CAD	(16,077)	05/15/2033	1M	MSI	6 Month CAD CORRA	Gibson Energy, Inc.	0	(593)	(593)
CAD	(11,177)	05/15/2033	1M	MSI	6 Month CAD CORRA	Parex Resources, Inc.	0	(616)	(616)
CAD	(31,246)	05/15/2033	1M	MSI	6 Month CAD CORRA	Enbridge, Inc.	0	(685)	(685)
CAD	(14,657)	05/15/2033	1M	MSI	6 Month CAD CORRA	Precision Drilling Corp.	0	(762)	(762)
CAD	(10,472)	05/15/2033	1M	MSI	6 Month CAD CORRA	Surge Energy, Inc.	0	(1,124)	(1,124)
CAD	(20,802)	05/20/2033	1M	GST	6 Month CAD CORRA	Pembina Pipeline Corp.	0	(1,190)	(1,190)
CAD	(58,233)	05/20/2033	1M	GST	6 Month CAD CORRA	Imperial Oil Ltd.	0	(1,272)	(1,272)
CAD	(25,739)	05/20/2033	1M	GST	6 Month CAD CORRA	Parex Resources, Inc.	0	(1,456)	(1,456)
CAD	(44,942)	05/20/2033	1M	GST	6 Month CAD CORRA	South Bow Corp.	0	(1,826)	(1,826)
CAD	(124,903)	05/15/2033	1M	MSI	6 Month CAD CORRA	Imperial Oil Ltd.	0	(3,522)	(3,522)
CAD	(63,350)	05/15/2033	1M	MSI	6 Month CAD CORRA	TC Energy Corp.	0	(3,754)	(3,754)
CAD	(65,334)	05/15/2033	1M	MSI	6 Month CAD CORRA	South Bow Corp.	0	(4,296)	(4,296)
CAD	(50,148)	05/15/2033	1M	MSI	6 Month CAD CORRA	Paramount Resources Ltd.	0	(4,989)	(4,989)
CAD	(33,645)	05/15/2033	1M	MSI	6 Month CAD CORRA	Athabasca Oil Corp.	0	(5,051)	(5,051)
CAD	(60,982)	05/15/2033	1M	MSI	6 Month CAD CORRA	Obsidian Energy Ltd.	0	(6,379)	(6,379)
CAD	(108,251)	05/20/2033	1M	GST	6 Month CAD CORRA	Vermilion Energy, Inc.	0	(6,855)	(6,855)
CAD	215,139	05/15/2033	1M	MSI	6 Month CAD CORRA	Royal Bank of Canada	0	(8,084)	(8,084)
CAD	(123,044)	05/15/2033	1M	MSI	6 Month CAD CORRA	Birchcliff Energy Ltd.	0	(9,073)	(9,073)
CAD	(251,258)	05/15/2033	1M	MSI	6 Month CAD CORRA	Whitecap Resources, Inc.	0	(18,603)	(18,603)
CAD	(226,734)	05/15/2033	1M	MSI	6 Month CAD CORRA	Vermilion Energy, Inc.	0	(25,497)	(25,497)
CAD	(319,057)	05/15/2033	1M	MSI	6 Month CAD CORRA	Tourmaline Oil Corp.	0	(29,576)	(29,576)
SGD	(3,004)	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	Singapore Telecommunications Ltd.	0	(77)	(77)
SGD	(2,936)	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	Singapore Technologies Engineering Ltd.	0	(86)	(86)
SGD	(105,204)	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	DBS Group Holdings Ltd.	0	(1,118)	(1,118)
SGD	(102,696)	05/05/2028	1M	JPM	6 Month SGD SOR Telerate	DBS Group Holdings Ltd.	0	(2,951)	(2,951)
EUR	43,742	05/15/2033	1M	MSI	Acerinox SA	12 Month EUR STR	0	(3,210)	(3,210)
EUR	15,736	05/15/2033	1M	MSI	Addiko Bank AG	12 Month EUR STR	0	(9)	(9)
USD	36,444	05/15/2033	1M	MSI	Advanced Micro Devices, Inc.	1 day USD OBFR	0	(934)	(934)
USD	129,810	05/20/2033	1M	GST	Advanced Micro Devices, Inc.	1 day USD OBFR	0	(6,947)	(6,947)
EUR	55,084	05/20/2033	1M	GST	Adyen NV	12 Month EUR STR	0	(5,523)	(5,523)
USD	4,311	05/15/2033	1M	MSI	Airbnb, Inc.	1 day USD OBFR	0	(42)	(42)
USD	62,227	05/20/2033	1M	GST	Airbnb, Inc.	1 day USD OBFR	0	(647)	(647)
USD	16,576	05/05/2028	1M	JPM	Airbnb, Inc.	1 day USD OBFR	0	(793)	(793)
USD	238,358	05/20/2033	1M	GST	Ally Financial, Inc.	1 day USD OBFR	0	(787)	(787)
USD	386,384	05/15/2033	1M	MSI	Ally Financial, Inc.	1 day USD OBFR	0	(9,289)	(9,289)
DKK	270,573	05/15/2033	1M	MSI	Alm Brand AS	1 Month DKK CIBOR	0	(14,278)	(14,278)
USD	18,322	05/15/2033	1M	MSI	Alnylam Pharmaceuticals, Inc.	1 day USD OBFR	0	(1,081)	(1,081)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	47,689	05/20/2033	1M	GST	AlzChem Group AG	12 Month EUR STR	$0	$(3,342)	$(3,342)
USD	28,316	05/20/2033	1M	GST	Amer Sports, Inc.	1 day USD OBFR	0	(1,283)	(1,283)
USD	85,735	05/15/2033	1M	MSI	American Financial Group, Inc.	1 day USD OBFR	0	(1,060)	(1,060)
USD	50,202	05/20/2033	1M	GST	American Water Works Co., Inc.	1 day USD OBFR	0	(875)	(875)
USD	43,605	05/15/2033	1M	MSI	American Water Works Co., Inc.	1 day USD OBFR	0	(1,380)	(1,380)
CHF	7,234	05/20/2033	1M	GST	Amrize Ltd.	12 Month CHF SARON	0	(268)	(268)
CHF	63,151	05/05/2028	1M	JPM	Amrize Ltd.	12 Month CHF SARON	0	(5,828)	(5,828)
CAD	66,041	05/15/2033	1M	MSI	ARC Resources Ltd.	6 Month CAD CORRA	0	(624)	(624)
USD	315,892	05/20/2033	1M	GST	ARES Management Corp.	1 day USD OBFR	0	(22,539)	(22,539)
USD	501,079	05/15/2033	1M	MSI	ARES Management Corp.	1 day USD OBFR	0	(58,805)	(58,805)
USD	86,216	05/15/2033	1M	MSI	ARM Holdings PLC	1 day USD OBFR	0	(5,089)	(5,089)
USD	42,078	05/05/2028	1M	JPM	ARM Holdings PLC	1 day USD OBFR	0	(5,623)	(5,623)
USD	18,465	05/20/2033	1M	GST	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	(4)	(4)
USD	53,010	05/15/2033	1M	MSI	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	(501)	(501)
SEK	189,447	05/20/2033	1M	GST	Atlas Copco AB	12 Month SEK STIBOR	0	(5,071)	(5,071)
USD	124,195	05/15/2033	1M	MSI	Atlassian Corp.	1 day USD OBFR	0	(16,415)	(16,415)
USD	28,560	05/20/2033	1M	GST	Atmos Energy Corp.	1 day USD OBFR	0	(282)	(282)
USD	66,069	05/15/2033	1M	MSI	Atmos Energy Corp.	1 day USD OBFR	0	(1,529)	(1,529)
USD	41,417	05/15/2033	1M	MSI	Axon Enterprise, Inc.	1 day USD OBFR	0	(9,985)	(9,985)
GBP	417,447	05/15/2033	1M	MSI	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	0	(13,128)	(13,128)
EUR	106,385	05/15/2033	1M	MSI	Banca Monte dei Paschi di Siena SpA	12 Month EUR STR	0	(3,414)	(3,414)
EUR	(103,568)	05/15/2033	1M	MSI	Banco Bilbao Vizcaya Argentaria SA	12 Month EUR STR	0	(1,752)	(1,752)
ILS	208,629	05/15/2033	1M	MSI	Bank Leumi Le-Israel BM	1 day ILS SHIR	0	(9,749)	(9,749)
JPY	117,770	05/20/2033	1M	GST	Bank of Nagoya Ltd.	12 Month JPY TONA	0	(1,702)	(1,702)
USD	620,098	05/15/2033	1M	MSI	Bank of New York Mellon Corp.	1 day USD OBFR	0	(17,607)	(17,607)
CAD	450,864	05/15/2033	1M	MSI	Bank of Nova Scotia	6 Month CAD CORRA	0	(1,720)	(1,720)
GBP	167,806	05/15/2033	1M	MSI	Beazley PLC	12 Month GBP WMBA SONIA Compound	0	(1,596)	(1,596)
EUR	41,460	05/20/2033	1M	GST	BFF Bank SpA	12 Month EUR STR	0	(1,547)	(1,547)
USD	7,460	05/05/2028	1M	JPM	Bill Holdings, Inc.	1 day USD OBFR	0	(1,460)	(1,460)
USD	43,087	05/20/2033	1M	MSI	Bill Holdings, Inc.	1 day USD OBFR	0	(4,536)	(4,536)
USD	130,359	05/20/2033	1M	GST	Bill Holdings, Inc.	1 day USD OBFR	0	(6,116)	(6,116)
USD	31,573	05/20/2033	1M	GST	BioNTech SE	1 day USD OBFR	0	(1,543)	(1,543)
USD	547,789	05/15/2033	1M	MSI	Blackrock, Inc.	1 day USD OBFR	0	(14,055)	(14,055)
USD	7,920	05/15/2033	1M	MSI	Block, Inc.	1 day USD OBFR	0	(548)	(548)
USD	50,229	05/20/2033	1M	GST	Block, Inc.	1 day USD OBFR	0	(1,764)	(1,764)
USD	50,858	05/05/2028	1M	JPM	Block, Inc.	1 day USD OBFR	0	(5,959)	(5,959)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	55,746	05/15/2033	1M	MSI	BPER Banca SpA	12 Month EUR STR	$0	$(1,329)	$(1,329)
USD	29,591	05/20/2033	1M	GST	Broadcom, Inc.	1 day USD OBFR	0	(106)	(106)
USD	27,287	05/05/2028	1M	JPM	Broadcom, Inc.	1 day USD OBFR	0	(452)	(452)
USD	189,897	05/15/2033	1M	MSI	Broadcom, Inc.	1 day USD OBFR	0	(6,357)	(6,357)
GBP	23,198	05/15/2033	1M	MSI	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	(338)	(338)
EUR	18,849	05/05/2028	1M	JPM	Buzzi SpA	12 Month EUR STR	0	(1,333)	(1,333)
EUR	36,752	05/20/2033	1M	GST	Buzzi Unicem SpA	12 Month EUR STR	0	(377)	(377)
SEK	13,472	05/15/2033	1M	MSI	Camurus AB	12 Month SEK STIBOR	0	(393)	(393)
USD	255,500	05/05/2028	1M	JPM	Capital One Financial Corp.	1 day USD OBFR	0	(2,198)	(2,198)
USD	85,999	05/20/2033	1M	GST	Capital One Financial Corp.	1 day USD OBFR	0	(3,681)	(3,681)
USD	89,338	05/15/2033	1M	MSI	Capital One Financial Corp.	1 day USD OBFR	0	(6,801)	(6,801)
SEK	69,319	05/15/2033	1M	MSI	Castellum AB	12 Month SEK STIBOR	0	(556)	(556)
USD	11,536	05/20/2033	1M	GST	Celestica, Inc.	1 day USD OBFR	0	(577)	(577)
USD	35,775	05/05/2028	1M	JPM	Celestica, Inc.	1 day USD OBFR	0	(1,495)	(1,495)
USD	74,401	05/15/2033	1M	MSI	Celestica, Inc.	1 day USD OBFR	0	(7,807)	(7,807)
USD	79,842	05/15/2033	1M	MSI	Celsius Holdings, Inc.	1 day USD OBFR	0	(2,277)	(2,277)
EUR	60,033	05/15/2033	1M	MSI	Cementir Holding NV	12 Month EUR STR	0	(1,885)	(1,885)
USD	5,608	05/15/2033	1M	GST	Centuri Holdings, Inc.	1 day USD OBFR	0	(143)	(143)
USD	4,033	05/15/2033	1M	MSI	CG oncology, Inc.	1 day USD OBFR	0	(78)	(78)
USD	25,103	05/20/2033	1M	GST	CG oncology, Inc.	1 day USD OBFR	0	(1,212)	(1,212)
USD	339,122	05/20/2033	1M	GST	Charles Schwab Corp.	1 day USD OBFR	0	(1,902)	(1,902)
USD	73,787	05/20/2033	1M	GST	Chewy, Inc.	1 day USD OBFR	0	(8,639)	(8,639)
USD	180,341	05/15/2033	1M	MSI	Chewy, Inc.	1 day USD OBFR	0	(16,306)	(16,306)
USD	12,343	05/15/2033	1M	MSI	Cloudflare, Inc.	1 day USD OBFR	0	(2,056)	(2,056)
USD	27,606	05/05/2028	1M	JPM	Cloudflare, Inc.	1 day USD OBFR	0	(2,600)	(2,600)
USD	50,436	05/15/2033	1M	MSI	Cogent Biosciences, Inc.	1 day USD OBFR	0	(4,292)	(4,292)
USD	233,900	05/15/2033	1M	MSI	Comerica, Inc.	1 day USD OBFR	0	(7,259)	(7,259)
USD	450,061	05/20/2033	1M	GST	Comerica, Inc.	1 day USD OBFR	0	(23,203)	(23,203)
USD	28,478	05/20/2033	1M	GST	Corning, Inc.	1 day USD OBFR	0	(1,633)	(1,633)
USD	(15,698)	05/20/2033	1M	JPM	Corning, Inc.	1 day USD OBFR	0	(2,577)	(2,577)
USD	8,834	05/20/2033	1M	GST	Credo Technology Group Holding Ltd.	1 day USD OBFR	0	(1,317)	(1,317)
USD	33,424	05/15/2033	1M	MSI	Credo Technology Group Holding Ltd.	1 day USD OBFR	0	(5,236)	(5,236)
USD	23,465	05/20/2033	1M	GST	Crowdstrike Holdings, Inc.	1 day USD OBFR	0	(70)	(70)
USD	165,345	05/05/2028	1M	JPM	Crown Castle, Inc.	1 day USD OBFR	0	(3,011)	(3,011)
USD	145,922	05/15/2033	1M	MSI	Crown Castle, Inc.	1 day USD OBFR	0	(5,810)	(5,810)
USD	15,618	05/20/2033	1M	GST	CVS Health Corp.	1 day USD OBFR	0	(827)	(827)
USD	17,658	05/05/2028	1M	JPM	CyberArk Software Ltd.	1 day USD OBFR	0	(425)	(425)
USD	39,264	05/15/2033	1M	MSI	Danaher Corp.	1 day USD OBFR	0	(2,709)	(2,709)
EUR	44,643	05/20/2033	1M	GST	Dassault Aviation SA	12 Month EUR STR	0	(1,533)	(1,533)
EUR	2,429	05/15/2033	1M	MSI	DiaSorin SpA	12 Month EUR STR	0	(80)	(80)
EUR	19,178	05/20/2033	1M	GST	DiaSorin SpA	12 Month EUR STR	0	(586)	(586)
USD	34,856	05/20/2033	1M	GST	Dick's Sporting Goods, Inc.	1 day USD OBFR	0	(718)	(718)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	68,973	05/15/2033	1M	MSI	Dick's Sporting Goods, Inc.	1 day USD OBFR	$0	$(3,525)	$(3,525)
USD	144,695	05/15/2033	1M	MSI	Dominion Energy, Inc.	1 day USD OBFR	0	(408)	(408)
USD	57,180	05/20/2033	1M	GST	Dominion Energy, Inc.	1 day USD OBFR	0	(861)	(861)
USD	24,886	05/20/2033	1M	GST	DoorDash, Inc.	1 day USD OBFR	0	(127)	(127)
USD	38,660	05/15/2033	1M	MSI	DoorDash, Inc.	1 day USD OBFR	0	(1,010)	(1,010)
USD	22,607	05/05/2028	1M	GST	Dynatrace, Inc.	1 day USD OBFR	0	(362)	(362)
USD	15,083	05/15/2033	1M	MSI	Dynatrace, Inc.	1 day USD OBFR	0	(494)	(494)
USD	9,501	05/20/2033	1M	GST	EchoStar Corp.	1 day USD OBFR	0	(331)	(331)
USD	18,503	05/05/2028	1M	JPM	EchoStar Corp.	1 day USD OBFR	0	(1,633)	(1,633)
USD	49,711	05/15/2033	1M	MSI	EchoStar Corp.	1 day USD OBFR	0	(5,102)	(5,102)
USD	60,157	05/15/2033	1M	MSI	Edwards Lifesciences Corp.	1 day USD OBFR	0	(2,229)	(2,229)
USD	15,317	05/20/2033	1M	GST	Elanco Animal Health, Inc.	1 day USD OBFR	0	(51)	(51)
USD	51,023	05/20/2033	1M	GST	Eli Lilly & Co.	1 day USD OBFR	0	(203)	(203)
HKD	13,461	05/15/2033	1M	MSI	ENN Energy Holdings Ltd.	1 day HKD HONIA	0	(167)	(167)
USD	43,169	05/20/2033	1M	GST	Enphase Energy, Inc.	1 day USD OBFR	0	(2,750)	(2,750)
USD	58,515	05/15/2033	1M	MSI	Envista Holdings Corp.	1 day USD OBFR	0	(2,891)	(2,891)
USD	4,735	05/15/2033	1M	MSI	EPAM Systems, Inc.	1 day USD OBFR	0	(146)	(146)
USD	20,688	05/15/2033	1M	MSI	Evercore, Inc.	1 day USD OBFR	0	(1,612)	(1,612)
USD	45,446	05/20/2033	1M	GST	Evercore, Inc.	1 day USD OBFR	0	(1,641)	(1,641)
USD	5,734	05/15/2033	1M	GST	Eversource Energy	1 day USD OBFR	0	(134)	(134)
USD	16,656	05/20/2033	1M	MSI	Eversource Energy	1 day USD OBFR	0	(134)	(134)
EUR	51,184	05/15/2033	1M	MSI	FinecoBank Banca Fineco SpA	12 Month EUR STR	0	(444)	(444)
CAD	13,672	05/20/2033	1M	MSI	First Quantum Minerals Ltd.	6 Month CAD CORRA	0	(923)	(923)
USD	123,973	05/15/2033	1M	MSI	Five Below, Inc.	1 day USD OBFR	0	(4,006)	(4,006)
USD	54,165	05/20/2033	1M	GST	Flex Ltd.	1 day USD OBFR	0	(1,148)	(1,148)
EUR	25,440	05/15/2033	1M	MSI	Fluidra SA	12 Month EUR STR	0	(597)	(597)
EUR	28,440	05/20/2033	1M	GST	Fluidra SA	12 Month EUR STR	0	(883)	(883)
USD	421,787	05/15/2033	1M	MSI	Freeport-McMoRan, Inc.	1 day USD OBFR	0	(19,752)	(19,752)
EUR	34,874	05/20/2033	1M	GST	FUCHS SE	12 Month EUR STR	0	(1,090)	(1,090)
EUR	32,355	05/05/2028	1M	JPM	FUCHS SE	12 Month EUR STR	0	(1,708)	(1,708)
JPY	331,956	05/15/2033	1M	MSI	Fukuoka Financial Group, Inc.	12 Month JPY TONA	0	(2,218)	(2,218)
CHF	65,034	05/05/2028	1M	JPM	Galderma Group AG	12 Month CHF SARON	0	(6,502)	(6,502)
EUR	258,547	05/15/2033	1M	MSI	Generali	12 Month EUR STR	0	(2,087)	(2,087)
USD	29,938	05/20/2033	1M	GST	Genius Sports Ltd.	1 day USD OBFR	0	(3,142)	(3,142)
DKK	42,674	05/15/2033	1M	MSI	Genmab AS	1 Month DKK CIBOR	0	(2,422)	(2,422)
GBP	131,096	05/15/2033	1M	MSI	Glencore PLC	12 Month GBP WMBA SONIA Compound	0	(383)	(383)
USD	16,104	05/05/2028	1M	JPM	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	(828)	(828)
USD	88,429	05/15/2033	1M	MSI	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	(10,106)	(10,106)
USD	29,276	05/15/2033	1M	MSI	Goldman Sachs Group, Inc.	1 day USD OBFR	0	(1,214)	(1,214)
SEK	27,274	05/20/2033	1M	GST	Haypp Group AB	12 Month SEK STIBOR	0	(1,049)	(1,049)
EUR	22,562	05/15/2033	1M	MSI	Heidelberg Materials AG	12 Month EUR STR	0	(363)	(363)
CHF	8,969	05/15/2033	1M	MSI	Helvetia Baloise Holding AG	12 Month CHF SARON	0	(206)	(206)
CHF	66,521	05/20/2033	1M	GST	Helvetia Baloise Holding AG	12 Month CHF SARON	0	(624)	(624)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	21,889	05/05/2028	1M	JPM	Helvetia Baloise Holding AG	12 Month CHF SARON	$0	$(1,705)	$(1,705)
GBP	13,868	05/15/2033	1M	MSI	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	(781)	(781)
GBP	33,926	05/15/2033	1M	MSI	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	(237)	(237)
GBP	187,169	05/20/2033	1M	GST	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	(603)	(603)
USD	246,364	05/15/2033	1M	MSI	Huntington Bancshares, Inc.	1 day USD OBFR	0	(4,860)	(4,860)
USD	351,343	05/20/2033	1M	GST	Huntington Bancshares, Inc.	1 day USD OBFR	0	(11,252)	(11,252)
CAD	196,139	05/15/2033	1M	MSI	iA Financial Corp., Inc.	6 Month CAD CORRA	0	(16,140)	(16,140)
GBP	499,137	05/15/2033	1M	MSI	ICG PLC	12 Month GBP WMBA SONIA Compound	0	(52,639)	(52,639)
USD	24,751	05/20/2033	1M	GST	IDACORP, Inc.	1 day USD OBFR	0	(52)	(52)
CHF	35,747	05/15/2033	1M	MSI	Implenia AG	12 Month CHF SARON	0	(600)	(600)
USD	22,580	05/20/2033	1M	GST	Intel Corp.	1 day USD OBFR	0	(972)	(972)
USD	460,362	05/15/2033	1M	MSI	Intel Corp.	1 day USD OBFR	0	(13,831)	(13,831)
USD	42,467	05/05/2028	1M	JPM	Intuit, Inc.	1 day USD OBFR	0	(9,040)	(9,040)
EUR	68,232	05/20/2033	1M	GST	IONOS Group SE	12 Month EUR STR	0	(2)	(2)
EUR	3,326	05/15/2033	1M	MSI	IONOS Group SE	12 Month EUR STR	0	(6)	(6)
EUR	1,569	05/05/2028	1M	JPM	IONOS Group SE	12 Month EUR STR	0	(6)	(6)
USD	939,923	05/15/2033	1M	MSI	iShares MSCI Brazil ETF	1 day USD OBFR	0	(22,701)	(22,701)
USD	581,714	05/15/2033	1M	MSI	iShares MSCI Emerging Markets ETF	1 day USD OBFR	0	(9,448)	(9,448)
USD	57,698	05/15/2033	1M	MSI	IsuPetasys Co., Ltd.	1 day USD OBFR	0	(1,506)	(1,506)
EUR	13,758	05/15/2033	1M	MSI	Italgas SpA	12 Month EUR STR	0	(92)	(92)
USD	103,440	05/15/2033	1M	MSI	James Hardie Industries PLC	1 day USD OBFR	0	(4,353)	(4,353)
USD	18,834	05/05/2028	1M	JPM	Jazz Pharmaceuticals PLC	1 day USD OBFR	0	(1,069)	(1,069)
EUR	5,969	05/15/2033	1M	MSI	Jeronimo Martins SGPS SA	12 Month EUR STR	0	(193)	(193)
EUR	9,185	05/05/2028	1M	JPM	Jeronimo Martins SGPS SA	12 Month EUR STR	0	(372)	(372)
EUR	73,019	05/20/2033	1M	GST	Jeronimo Martins SGPS SA	12 Month EUR STR	0	(1,483)	(1,483)
JPY	131,714	05/20/2033	1M	GST	Keiyo Bank Ltd.	12 Month JPY TONA	0	(15)	(15)
USD	7,168	05/20/2033	1M	GST	Kirby Corp.	1 day USD OBFR	0	(697)	(697)
USD	67,576	05/15/2033	1M	MSI	Kirby Corp.	1 day USD OBFR	0	(4,628)	(4,628)
USD	241,109	05/20/2033	1M	GST	KKR & Co., Inc.	1 day USD OBFR	0	(17,159)	(17,159)
USD	473,552	05/05/2028	1M	JPM	KKR & Co., Inc.	1 day USD OBFR	0	(71,471)	(71,471)
USD	550,362	05/15/2033	1M	MSI	KKR & Co., Inc.	1 day USD OBFR	0	(71,498)	(71,498)
USD	66,878	05/20/2033	1M	GST	KLA Corp.	1 day USD OBFR	0	(2,621)	(2,621)
USD	19,805	05/15/2033	1M	MSI	Kratos Defense & Security Solutions, Inc.	1 day USD OBFR	0	(3,426)	(3,426)
JPY	116,854	05/15/2033	1M	MSI	Kyushu Financial Group, Inc.	12 Month JPY TONA	0	(185)	(185)
USD	9,050	05/20/2033	1M	GST	Lens Technology Co., Ltd.	1 day USD OBFR	0	(480)	(480)
USD	22,778	05/15/2033	1M	MSI	Lens Technology Co., Ltd.	1 day USD OBFR	0	(1,201)	(1,201)
USD	139,228	05/20/2033	1M	GST	Liberty Media Corp.-Liberty Formula One	1 day USD OBFR	0	(3,129)	(3,129)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	114,561	05/15/2033	1M	MSI	Liberty Media Corp.-Liberty Formula One	1 day USD OBFR	$0	$(4,307)	$(4,307)
USD	34,852	05/15/2033	1M	MSI	Lululemon Athletica, Inc.	1 day USD OBFR	0	(5,187)	(5,187)
USD	4,188	05/05/2028	1M	JPM	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	(473)	(473)
USD	9,261	05/20/2033	1M	GST	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	(932)	(932)
USD	14,774	05/15/2033	1M	MSI	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	(1,452)	(1,452)
CAD	215,818	05/15/2033	1M	MSI	Manulife Financial Corp.	6 Month CAD CORRA	0	(1,736)	(1,736)
USD	10,289	05/15/2033	1M	MSI	Marvell Technology, Inc.	1 day USD OBFR	0	(187)	(187)
USD	18,673	05/20/2033	1M	GST	Marvell Technology, Inc.	1 day USD OBFR	0	(206)	(206)
USD	69,653	05/05/2028	1M	JPM	Marvell Technology, Inc.	1 day USD OBFR	0	(8,648)	(8,648)
USD	23,688	05/20/2033	1M	GST	Masimo Corp.	1 day USD OBFR	0	(891)	(891)
USD	177,447	05/15/2033	1M	MSI	Mastercard, Inc.	1 day USD OBFR	0	(928)	(928)
USD	22,174	05/05/2028	1M	JPM	Mastercard, Inc.	1 day USD OBFR	0	(1,127)	(1,127)
USD	21,484	05/20/2033	1M	GST	MBX Biosciences, Inc.	1 day USD OBFR	0	(3,132)	(3,132)
EUR	17,201	05/20/2033	1M	GST	Medincell SA	12 Month EUR STR	0	(2,902)	(2,902)
USD	40,824	05/05/2028	1M	JPM	MercadoLibre, Inc.	1 day USD OBFR	0	(16)	(16)
USD	9,202	05/20/2033	1M	GST	MercadoLibre, Inc.	1 day USD OBFR	0	(611)	(611)
USD	186,102	05/15/2033	1M	MSI	Meta Platforms, Inc.	1 day USD OBFR	0	(1,961)	(1,961)
USD	5,201	05/05/2028	1M	JPM	Microsoft Corp.	1 day USD OBFR	0	(468)	(468)
USD	107,267	05/20/2033	1M	GST	Microsoft Corp.	1 day USD OBFR	0	(5,718)	(5,718)
USD	28,955	05/15/2033	1M	MSI	Mineralys Therapeutics, Inc.	1 day USD OBFR	0	(1,154)	(1,154)
USD	29,421	05/20/2033	1M	GST	MNTN, Inc.	1 day USD OBFR	0	(2,962)	(2,962)
USD	13,809	05/15/2033	1M	MSI	MongoDB, Inc.	1 day USD OBFR	0	(441)	(441)
USD	15,991	05/05/2028	1M	JPM	MongoDB, Inc.	1 day USD OBFR	0	(1,881)	(1,881)
USD	137,381	05/20/2033	1M	GST	MongoDB, Inc.	1 day USD OBFR	0	(4,816)	(4,816)
USD	36,010	05/20/2033	1M	GST	Monster Beverage Corp.	1 day USD OBFR	0	(314)	(314)
JPY	2,852	05/15/2033	1M	MSI	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(209)	(209)
JPY	23,016	05/05/2028	1M	JPM	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(1,094)	(1,094)
JPY	37,428	05/20/2033	1M	GST	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	(1,727)	(1,727)
USD	206,120	05/20/2033	1M	GST	Nasdaq, Inc.	1 day USD OBFR	0	(1,100)	(1,100)
USD	52,277	05/15/2033	1M	MSI	Nasdaq, Inc.	1 day USD OBFR	0	(1,991)	(1,991)
USD	55,038	05/15/2033	1M	MSI	Natera, Inc.	1 day USD OBFR	0	(2,107)	(2,107)
EUR	294,649	05/15/2033	1M	MSI	National Bank of Greece SA	12 Month EUR STR	0	(2,636)	(2,636)
USD	95,080	10/30/2026	1M	GST	Negative Return on U.S. Dispersion Index	Positive Return on U.S. Dispersion Index	0	(1,396)	(1,396)
USD	146,094	06/30/2026	1M	GST	Negative Return on U.S. Dispersion Index	Positive Return on U.S. Dispersion Index	0	(2,144)	(2,144)
USD	2,984	05/15/2033	1M	MSI	Net Power, Inc.	1 day USD OBFR	0	(166)	(166)
USD	18,761	05/20/2033	1M	GST	Netflix, Inc.	1 day USD OBFR	0	(811)	(811)
USD	20,780	05/15/2033	1M	MSI	Netflix, Inc.	1 day USD OBFR	0	(1,076)	(1,076)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	4,588	05/05/2028	1M	JPM	Next PLC	12 Month GBP WMBA SONIA Compound	$0	$(102)	$(102)
GBP	3,177	05/15/2033	1M	MSI	Next PLC	12 Month GBP WMBA SONIA Compound	0	(156)	(156)
GBP	61,006	05/20/2033	1M	GST	Next PLC	12 Month GBP WMBA SONIA Compound	0	(1,829)	(1,829)
CAD	40,642	05/15/2033	1M	MSI	NGEx Minerals Ltd.	6 Month CAD CORRA	0	(250)	(250)
JPY	7,095	05/20/2033	1M	GST	Nichicon Corp.	12 Month JPY TONA	0	(5)	(5)
USD	303,625	05/15/2033	1M	MSI	NIKE, Inc.	1 day USD OBFR	0	(12,252)	(12,252)
JPY	29,343	05/15/2033	1M	MSI	Niterra Co., Ltd.	12 Month JPY TONA	0	(778)	(778)
SEK	27,517	05/05/2028	1M	JPM	NOBA Bank Group AB	12 Month SEK STIBOR	0	(1,578)	(1,578)
JPY	340,652	05/15/2033	1M	MSI	Nomura Holdings, Inc.	12 Month JPY TONA	0	(16,753)	(16,753)
USD	84,660	05/15/2033	1M	MSI	Northern Trust Corp.	1 day USD OBFR	0	(531)	(531)
USD	362,966	05/20/2033	1M	GST	Northern Trust Corp.	1 day USD OBFR	0	(10,909)	(10,909)
DKK	1,050	05/15/2033	1M	MSI	NTG Nordic Transport Group AS	1 Month DKK CIBOR	0	(30)	(30)
CAD	76,746	05/15/2033	1M	MSI	Nutrien Ltd.	6 Month CAD CORRA	0	(434)	(434)
USD	231	05/20/2033	1M	GST	NXP Semiconductors NV	1 day USD OBFR	0	(5)	(5)
USD	16,795	05/20/2033	1M	GST	Okta, Inc.	1 day USD OBFR	0	(997)	(997)
USD	32,363	05/15/2033	1M	MSI	Okta, Inc.	1 day USD OBFR	0	(2,626)	(2,626)
USD	26,634	05/15/2033	1M	MSI	On Holding AG	1 day USD OBFR	0	(434)	(434)
USD	24,649	05/20/2033	1M	GST	Oracle Corp.	1 day USD OBFR	0	(2,102)	(2,102)
EUR	49,862	05/15/2033	1M	MSI	Outokumpu OYJ	12 Month EUR STR	0	(1,695)	(1,695)
USD	696	05/05/2028	1M	JPM	Palantir Technologies, Inc.	1 day USD OBFR	0	(110)	(110)
USD	8,559	05/15/2033	1M	MSI	Palantir Technologies, Inc.	1 day USD OBFR	0	(1,376)	(1,376)
USD	27,470	05/20/2033	1M	GST	Palantir Technologies, Inc.	1 day USD OBFR	0	(3,576)	(3,576)
USD	6,170	05/15/2033	1M	MSI	PG&E Corp.	1 day USD OBFR	0	(141)	(141)
USD	104,974	05/15/2033	1M	MSI	Pinnacle Financial Partners, Inc.	1 day USD OBFR	0	(2,752)	(2,752)
EUR	(551,807)	11/30/2026	1M	JPM	Positive Return on JPM Pure Momentum Long-Short Index	Negative Return on JPM Pure Momentum Long-Short Index	0	(22,019)	(22,019)
EUR	(1,020,535)	11/30/2026	1M	JPM	Positive Return on JPM Pure Momentum Long-Short Index (a)	Negative Return on JPM Pure Momentum Long-Short Index	0	(51,776)	(51,776)
USD	656	05/05/2028	1M	JPM	Procore Technologies, Inc.	1 day USD OBFR	0	(148)	(148)
USD	27,580	05/20/2033	1M	GST	Procore Technologies, Inc.	1 day USD OBFR	0	(3,403)	(3,403)
EUR	39,704	05/20/2033	1M	GST	Publicis Groupe SA	12 Month EUR STR	0	(508)	(508)
EUR	63,832	05/05/2028	1M	JPM	Publicis Groupe SA	12 Month EUR STR	0	(2,831)	(2,831)
EUR	164,330	05/15/2033	1M	MSI	Publicis Groupe SA	12 Month EUR STR	0	(5,535)	(5,535)
USD	31,667	05/20/2033	1M	GST	Pure Storage, Inc.	1 day USD OBFR	0	(235)	(235)
USD	48,047	05/15/2033	1M	MSI	Pure Storage, Inc.	1 day USD OBFR	0	(1,872)	(1,872)
USD	9,645	05/15/2033	1M	MSI	Regeneron Pharmaceuticals, Inc.	1 day USD OBFR	0	(6)	(6)
USD	45,031	05/05/2028	1M	JPM	Regeneron Pharmaceuticals, Inc.	1 day USD OBFR	0	(1,285)	(1,285)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	10,824	05/20/2033	1M	GST	RENK Group AG	12 Month EUR STR	$0	$(1,067)	$(1,067)
EUR	35,687	05/05/2028	1M	JPM	RENK Group AG	12 Month EUR STR	0	(3,554)	(3,554)
USD	19,060	05/20/2033	1M	GST	Revolution Medicines, Inc.	1 day USD OBFR	0	(3,160)	(3,160)
EUR	369,414	05/20/2033	1M	GST	Rheinmetall AG	12 Month EUR STR	0	(24,237)	(24,237)
USD	13,105	05/20/2033	1M	GST	Rice Acquisition Corp. 3	1 day USD OBFR	0	(148)	(148)
USD	34,453	05/15/2033	1M	MSI	ROBLOX Corp.	1 day USD OBFR	0	(7,688)	(7,688)
USD	66,541	05/20/2033	1M	GST	ROBLOX Corp.	1 day USD OBFR	0	(11,040)	(11,040)
GBP	29,945	05/20/2033	1M	GST	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(1,571)	(1,571)
GBP	464,864	05/15/2033	1M	MSI	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(22,817)	(22,817)
DKK	7,021	05/15/2033	1M	MSI	Royal Unibrew AS	1 Month DKK CIBOR	0	(43)	(43)
EUR	35,011	05/15/2033	1M	MSI	Ryanair Holdings PLC	12 Month EUR STR	0	(115)	(115)
EUR	23,748	05/05/2028	1M	JPM	Ryanair Holdings PLC	12 Month EUR STR	0	(873)	(873)
USD	29,749	05/05/2028	1M	JPM	Ryanair Holdings PLC	1 day USD OBFR	0	(1,115)	(1,115)
USD	18,652	05/05/2028	1M	JPM	S&P Global, Inc.	1 day USD OBFR	0	(179)	(179)
USD	178,901	05/15/2033	1M	MSI	S&P Global, Inc.	1 day USD OBFR	0	(5,786)	(5,786)
EUR	7,806	05/15/2033	1M	MSI	Sacyr SA	12 Month EUR STR	0	(13)	(13)
EUR	43,226	05/05/2028	1M	JPM	Sacyr SA	12 Month EUR STR	0	(314)	(314)
EUR	77,343	05/15/2033	1M	MSI	Salzgitter AG	12 Month EUR STR	0	(2,752)	(2,752)
EUR	1,164	05/15/2033	1M	MSI	Sampo OYJ	12 Month EUR STR	0	(75)	(75)
EUR	1,832	05/05/2028	1M	JPM	Sampo OYJ	12 Month EUR STR	0	(151)	(151)
EUR	67,512	05/20/2033	1M	GST	Sampo OYJ	12 Month EUR STR	0	(2,996)	(2,996)
USD	10,833	05/15/2033	1M	MSI	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	(182)	(182)
EUR	104,679	05/15/2033	1M	MSI	SCOR SE	12 Month EUR STR	0	(1,021)	(1,021)
USD	107,266	05/20/2033	1M	GST	Sempra	1 day USD OBFR	0	(1,722)	(1,722)
USD	48,532	05/15/2033	1M	MSI	Sempra	1 day USD OBFR	0	(2,417)	(2,417)
USD	7,099	05/20/2033	1M	GST	ServiceNow, Inc.	1 day USD OBFR	0	(664)	(664)
USD	35,424	05/05/2028	1M	JPM	ServiceNow, Inc.	1 day USD OBFR	0	(7,342)	(7,342)
USD	88,519	05/15/2033	1M	MSI	ServiceNow, Inc.	1 day USD OBFR	0	(9,889)	(9,889)
USD	16,698	05/20/2033	1M	GST	SharkNinja, Inc.	1 day USD OBFR	0	(623)	(623)
USD	205,625	05/15/2033	1M	MSI	SharkNinja, Inc.	1 day USD OBFR	0	(13,078)	(13,078)
JPY	136,109	05/20/2033	1M	GST	Shiga Bank Ltd.	12 Month JPY TONA	0	(1,992)	(1,992)
JPY	103,366	05/15/2033	1M	MSI	Shin-Etsu Chemical Co., Ltd.	12 Month JPY TONA	0	(9,532)	(9,532)
USD	4,963	05/20/2033	1M	GST	Shopify, Inc.	1 day USD OBFR	0	(371)	(371)
USD	37,544	05/15/2033	1M	MSI	Shopify, Inc.	1 day USD OBFR	0	(6,180)	(6,180)
ZAR	45,233	05/15/2033	1M	MSI	Sibanye Stillwater Ltd.	3 Month ZAR JIBAR SAFEX	0	(704)	(704)
EUR	169,308	05/05/2028	1M	JPM	Siemens AG	12 Month EUR STR	0	(2,307)	(2,307)
SEK	338,226	05/20/2033	1M	GST	Skandinaviska Enskilda Banken AB	12 Month SEK STIBOR	0	(10,792)	(10,792)
USD	37,100	05/20/2033	1M	GST	SM Energy Co.	1 day USD OBFR	0	(360)	(360)
GBP	41,530	05/15/2033	1M	MSI	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	(771)	(771)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	54,682	05/20/2033	1M	GST	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	$0	$(1,180)	$(1,180)
USD	1,122	05/05/2028	1M	JPM	Snowflake, Inc.	1 day USD OBFR	0	(158)	(158)
USD	32,581	05/20/2033	1M	GST	Snowflake, Inc.	1 day USD OBFR	0	(2,135)	(2,135)
USD	145,423	05/15/2033	1M	MSI	Snowflake, Inc.	1 day USD OBFR	0	(11,497)	(11,497)
JPY	640	05/15/2033	1M	MSI	Sony Group Corp.	12 Month JPY TONA	0	(77)	(77)
JPY	23,064	05/20/2033	1M	GST	Sony Group Corp.	12 Month JPY TONA	0	(1,835)	(1,835)
USD	14,576	05/20/2033	1M	GST	Southwest Gas Holdings, Inc.	1 day USD OBFR	0	(248)	(248)
EUR	12,088	05/15/2033	1M	MSI	SPIE SA	12 Month EUR STR	0	(323)	(323)
EUR	73,909	05/20/2033	1M	GST	SPIE SA	12 Month EUR STR	0	(505)	(505)
EUR	26,420	05/05/2028	1M	JPM	SPIE SA	12 Month EUR STR	0	(2,105)	(2,105)
USD	37,316	05/20/2033	1M	GST	Spotify Technology SA	1 day USD OBFR	0	(790)	(790)
USD	32,636	05/05/2028	1M	JPM	Spotify Technology SA	1 day USD OBFR	0	(5,117)	(5,117)
USD	22,430	05/20/2033	1M	GST	Spyre Therapeutics, Inc.	1 day USD OBFR	0	(1,164)	(1,164)
USD	60,934	05/15/2033	1M	MSI	Stifel Financial Corp.	1 day USD OBFR	0	(3,229)	(3,229)
USD	146,293	05/20/2033	1M	GST	Stifel Financial Corp.	1 day USD OBFR	0	(4,128)	(4,128)
NOK	26,540	05/20/2033	1M	GST	Storebrand ASA	1 Month NOK NIBOR	0	(117)	(117)
NOK	305,856	05/15/2033	1M	MSI	Storebrand ASA	1 Month NOK NIBOR	0	(6,584)	(6,584)
EUR	20,421	05/15/2033	1M	MSI	Strabag SE	12 Month EUR STR	0	(15)	(15)
USD	56,979	05/20/2033	1M	GST	Structure Therapeutics, Inc.	1 day USD OBFR	0	(1,609)	(1,609)
CHF	5,407	05/15/2033	1M	MSI	Sulzer AG	12 Month CHF SARON	0	(260)	(260)
USD	30,032	05/15/2033	1M	MSI	Sunococorp LLC	1 day USD OBFR	0	(112)	(112)
SEK	208,916	05/15/2033	1M	MSI	Swedbank AB	12 Month SEK STIBOR	0	(1,422)	(1,422)
USD	56,955	05/05/2028	1M	JPM	Synopsys, Inc.	1 day USD OBFR	0	(3,932)	(3,932)
USD	210,520	05/20/2033	1M	GST	Synopsys, Inc.	1 day USD OBFR	0	(18,892)	(18,892)
USD	237,325	05/15/2033	1M	MSI	Synopsys, Inc.	1 day USD OBFR	0	(20,116)	(20,116)
USD	26,685	05/20/2033	1M	GST	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	(11)	(11)
EUR	196,727	05/20/2033	1M	GST	Talanx AG	12 Month EUR STR	0	(3,983)	(3,983)
USD	48,129	05/05/2028	1M	JPM	Tandem Diabetes Care, Inc.	1 day USD OBFR	0	(6,778)	(6,778)
EUR	193	05/20/2033	1M	MSI	Technip Energies NV	12 Month EUR STR	0	(2)	(2)
EUR	32,158	05/05/2028	1M	JPM	Technip Energies NV	12 Month EUR STR	0	(420)	(420)
HKD	11,872	05/05/2028	1M	JPM	Tencent Holdings Ltd.	1 day HKD HONIA	0	(402)	(402)
HKD	39,885	05/15/2033	1M	MSI	Tencent Holdings Ltd.	1 day HKD HONIA	0	(1,199)	(1,199)
USD	9,060	05/15/2033	1M	MSI	Terns Pharmaceuticals, Inc.	1 day USD OBFR	0	(583)	(583)
USD	13,644	05/20/2033	1M	GST	Terns Pharmaceuticals, Inc.	1 day USD OBFR	0	(739)	(739)
USD	73,614	05/15/2033	1M	MSI	Thermo Fisher Scientific, Inc.	1 day USD OBFR	0	(4,181)	(4,181)
USD	8,436	05/05/2028	1M	JPM	T-Mobile U.S., Inc.	1 day USD OBFR	0	(153)	(153)
JPY	133,954	05/20/2033	1M	GST	Tochigi Bank Ltd.	12 Month JPY TONA	0	(3,095)	(3,095)
JPY	111,762	05/15/2033	1M	MSI	Tochigi Bank Ltd.	12 Month JPY TONA	0	(3,883)	(3,883)
JPY	27,721	05/05/2028	1M	JPM	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	(482)	(482)
USD	47,758	05/20/2033	1M	GST	TPG, Inc.	1 day USD OBFR	0	(2,987)	(2,987)
USD	271,977	05/15/2033	1M	MSI	TPG, Inc.	1 day USD OBFR	0	(20,372)	(20,372)
USD	55,618	05/15/2033	1M	MSI	Tractor Supply Co.	1 day USD OBFR	0	(2,448)	(2,448)
USD	105,359	05/15/2033	1M	MSI	Tradeweb Markets, Inc.	1 day USD OBFR	0	(1,052)	(1,052)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	196,501	05/20/2033	1M	GST	Tradeweb Markets, Inc.	1 day USD OBFR	$0	$(1,802)	$(1,802)
USD	261,505	05/20/2033	1M	GST	TransUnion	1 day USD OBFR	0	(10,300)	(10,300)
SEK	126	05/15/2033	1M	MSI	Trelleborg AB	12 Month SEK STIBOR	0	(9)	(9)
SEK	39,670	05/20/2033	1M	GST	Trelleborg AB	12 Month SEK STIBOR	0	(2,001)	(2,001)
CHF	63,579	05/15/2033	1M	MSI	UBS Group AG	12 Month CHF SARON	0	(2,867)	(2,867)
CHF	419,793	05/20/2033	1M	GST	UBS Group AG	12 Month CHF SARON	0	(6,593)	(6,593)
EUR	12,630	05/20/2033	1M	GST	UCB SA	12 Month EUR STR	0	(37)	(37)
USD	22,656	05/15/2033	1M	MSI	United Therapeutics Corp.	1 day USD OBFR	0	(120)	(120)
USD	8,814	05/05/2028	1M	JPM	United Therapeutics Corp.	1 day USD OBFR	0	(364)	(364)
USD	11,299	05/20/2033	1M	GST	Unity Software, Inc.	1 day USD OBFR	0	(3,384)	(3,384)
USD	47,510	05/15/2033	1M	MSI	Universal Health Services, Inc.	1 day USD OBFR	0	(1,220)	(1,220)
USD	32,486	05/15/2033	1M	MSI	Valero Energy Corp.	1 day USD OBFR	0	(554)	(554)
USD	14,742	05/20/2033	1M	GST	Valero Energy Corp.	1 day USD OBFR	0	(772)	(772)
USD	14,211	05/20/2033	1M	GST	Vera Therapeutics, Inc.	1 day USD OBFR	0	(498)	(498)
USD	15,062	05/15/2033	1M	MSI	Viridian Therapeutics, Inc.	1 day USD OBFR	0	(14)	(14)
USD	81,987	05/15/2033	1M	MSI	Visa, Inc.	1 day USD OBFR	0	(2,173)	(2,173)
USD	366,873	05/20/2033	1M	GST	Visa, Inc.	1 day USD OBFR	0	(4,493)	(4,493)
USD	82,405	05/20/2033	1M	GST	Vita Coco Co., Inc.	1 day USD OBFR	0	(886)	(886)
USD	52,273	05/05/2028	1M	JPM	Voya Financial, Inc.	1 day USD OBFR	0	(1,064)	(1,064)
USD	94,219	05/15/2033	1M	MSI	Voya Financial, Inc.	1 day USD OBFR	0	(1,997)	(1,997)
EUR	84,606	05/15/2033	1M	MSI	Wacker Chemie AG	12 Month EUR STR	0	(5,962)	(5,962)
USD	3,612	05/15/2033	1M	MSI	Walt Disney Co.	1 day USD OBFR	0	(2)	(2)
USD	12,324	05/15/2033	1M	MSI	Warby Parker, Inc.	1 day USD OBFR	0	(1,227)	(1,227)
USD	31,567	05/15/2033	1M	MSI	Waters Corp.	1 day USD OBFR	0	(1,910)	(1,910)
USD	2,374	05/20/2033	1M	GST	Wayfair, Inc.	1 day USD OBFR	0	(97)	(97)
USD	192,087	05/15/2033	1M	MSI	Wayfair, Inc.	1 day USD OBFR	0	(22,570)	(22,570)
USD	99,193	05/20/2033	1M	GST	Westlake Corp.	1 day USD OBFR	0	(5,674)	(5,674)
USD	81,148	05/15/2033	1M	MSI	Westlake Corp.	1 day USD OBFR	0	(8,253)	(8,253)
GBP	43,775	05/20/2033	1M	GST	Wise PLC	12 Month GBP WMBA SONIA Compound	0	(1,061)	(1,061)
JPY	1,250	05/20/2033	1M	GST	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	(60)	(60)
JPY	2,296	05/15/2033	1M	MSI	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	(110)	(110)
USD	222,967	05/15/2033	1M	MSI	Yum! Brands, Inc.	1 day USD OBFR	0	(5,267)	(5,267)
Total Total Return Swaps							$0	$(2,976,611)	$(2,976,611)
					Total Swap Contracts		$(506,033)	$(3,826,888)	$(3,320,855)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
AUD	242,000	USD	169,670	JPM	SELL	1.43	03/04/2026	$0	$(145)	$(145)
AUD	240,000	USD	169,663	BCY	SELL	1.41	03/04/2026	0	(1,539)	(1,539)
CHF	140,000	USD	182,538	UBS	SELL	1.30	02/02/2026	0	(732)	(732)
CHF	140,000	USD	182,778	JPM	SELL	1.31	02/02/2026	0	(971)	(971)
CHF	544,000	USD	710,090	BCY	SELL	1.31	02/02/2026	0	(3,642)	(3,642)
CHF	81,100	USD	105,861	BCY	SELL	1.31	02/02/2026	0	(543)	(543)
CHF	24,300	USD	31,763	UBS	SELL	1.31	02/27/2026	0	(125)	(125)
CHF	280,000	USD	366,598	BCY	SELL	1.31	03/04/2026	0	(1,850)	(1,850)
CLP	600,000	USD	699	UBS	SELL	858.25	02/02/2026	0	(4)	(4)
CLP	600,000	USD	699	UBS	SELL	858.28	03/04/2026	0	(4)	(4)
CLP	2,000,000	USD	2,330	UBS	SELL	858.28	03/04/2026	0	(14)	(14)
CNH	656,000	USD	94,398	JPM	SELL	6.95	02/02/2026	0	(27)	(27)
CNH	1,109,000	USD	159,543	JPM	SELL	6.95	02/02/2026	0	(5)	(5)
CNH	1,175,000	USD	169,114	BCY	SELL	6.95	02/02/2026	0	(81)	(81)
CNH	1,512,000	USD	217,654	MSI	SELL	6.95	02/02/2026	0	(141)	(141)
CNH	9,119,000	USD	1,315,417	HUS	SELL	6.93	03/04/2026	0	(1,497)	(1,497)
COP	396,300,000	USD	108,400	PAR	SELL	3,655.91	02/02/2026	0	(403)	(403)
CZK	470,000	USD	22,992	UBS	SELL	20.44	02/27/2026	0	(10)	(10)
CZK	2,870,000	USD	140,412	PAR	SELL	20.44	03/04/2026	0	(63)	(63)
EUR	152,000	USD	181,205	UBS	SELL	0.84	02/02/2026	0	(378)	(378)
EUR	305,000	USD	365,103	BCY	SELL	0.84	02/02/2026	0	(2,260)	(2,260)
EUR	305,000	USD	365,128	UBS	SELL	0.84	02/02/2026	0	(2,285)	(2,285)
EUR	305,000	USD	365,632	UBS	SELL	0.83	02/02/2026	0	(2,788)	(2,788)
EUR	78,000	USD	93,163	UBS	SELL	0.84	02/27/2026	0	(265)	(265)
EUR	7,000	USD	8,361	BCY	SELL	0.84	02/27/2026	0	(24)	(24)
EUR	126,000	USD	150,490	BCY	SELL	0.84	02/27/2026	0	(424)	(424)
EUR	579,000	USD	693,749	SSB	SELL	0.83	03/04/2026	0	(3,999)	(3,999)
EUR	610,000	USD	731,887	PAR	SELL	0.83	03/04/2026	0	(5,208)	(5,208)
EUR	273,000	USD	327,397	JPM	SELL	0.83	03/04/2026	0	(2,178)	(2,178)
EUR	305,000	USD	368,427	BCY	SELL	0.83	03/04/2026	0	(5,087)	(5,087)
EUR	305,000	USD	368,275	BCY	SELL	0.83	03/04/2026	0	(4,936)	(4,936)
EUR	116,000	USD	139,385	UBS	SELL	0.83	03/04/2026	0	(1,197)	(1,197)
EUR	91,000	USD	109,026	BCY	SELL	0.83	03/04/2026	0	(620)	(620)
EUR	328,000	USD	393,069	SCB	SELL	0.83	03/04/2026	0	(2,330)	(2,330)
EUR	328,000	USD	392,271	BOA	SELL	0.84	03/04/2026	0	(1,532)	(1,532)
EUR	328,000	USD	391,272	UBS	SELL	0.84	03/04/2026	0	(533)	(533)
EUR	53,500	USD	64,126	CBK	SELL	0.83	03/04/2026	0	(393)	(393)
EUR	328,000	USD	393,042	UBS	SELL	0.83	03/04/2026	0	(2,303)	(2,303)
EUR	4,000	USD	4,770	SSB	SELL	0.84	03/18/2026	0	(1)	(1)
GBP	265,000	USD	365,356	GST	SELL	0.73	02/02/2026	0	(1,709)	(1,709)
GBP	265,000	USD	365,112	GST	SELL	0.73	02/02/2026	0	(1,465)	(1,465)
GBP	116,000	USD	159,920	BCY	SELL	0.73	02/02/2026	0	(739)	(739)
GBP	16,000	USD	22,141	HUS	SELL	0.72	02/27/2026	0	(186)	(186)
GBP	18,500	USD	25,539	SCB	SELL	0.72	02/27/2026	0	(153)	(153)
GBP	74,000	USD	101,839	BOA	SELL	0.73	03/04/2026	0	(295)	(295)
GBP	265,000	USD	365,237	PAR	SELL	0.73	03/04/2026	0	(1,601)	(1,601)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
GBP	265,000	USD	366,883	BCY	SELL	0.72	03/04/2026	$0	$(3,248)	$(3,248)
GBP	116,000	USD	159,982	UBS	SELL	0.73	03/04/2026	0	(806)	(806)
GBP	100,000	USD	137,770	BCY	SELL	0.73	03/04/2026	0	(549)	(549)
GBP	185,000	USD	254,823	BCY	SELL	0.73	03/04/2026	0	(965)	(965)
HUF	41,800,000	USD	131,364	BCY	SELL	318.20	03/04/2026	0	(1,055)	(1,055)
HUF	43,800,000	USD	137,129	UBS	SELL	319.41	03/04/2026	0	(585)	(585)
ILS	380,000	USD	122,997	JPM	SELL	3.09	03/04/2026	0	(12)	(12)
INR	7,790,000	USD	86,321	JPM	SELL	90.24	02/02/2026	0	(1,635)	(1,635)
INR	12,500,000	USD	138,112	JPM	SELL	90.51	02/02/2026	0	(2,224)	(2,224)
INR	8,190,000	USD	89,881	BCY	SELL	91.12	02/02/2026	0	(848)	(848)
INR	8,310,000	USD	90,825	JPM	SELL	91.50	02/02/2026	0	(486)	(486)
INR	80,000	USD	872	HUS	SELL	91.76	02/02/2026	0	(2)	(2)
INR	8,270,000	USD	89,926	JPM	SELL	91.96	02/02/2026	0	(23)	(23)
JPY	13,900,000	USD	90,372	BCY	SELL	153.81	02/02/2026	0	(265)	(265)
JPY	1,600,000	USD	10,461	PAR	SELL	152.95	02/02/2026	0	(89)	(89)
JPY	16,700,000	USD	109,185	PAR	SELL	152.95	02/02/2026	0	(926)	(926)
JPY	1,200,000	USD	7,846	PAR	SELL	152.95	02/02/2026	0	(67)	(67)
JPY	66,600,000	USD	433,443	MSI	SELL	153.65	02/27/2026	0	(818)	(818)
JPY	26,917,000	USD	176,436	PAR	SELL	152.56	03/04/2026	0	(1,512)	(1,512)
JPY	27,800,000	USD	182,586	BCY	SELL	152.26	03/04/2026	0	(1,925)	(1,925)
KRW	177,720,000	USD	124,293	BOA	SELL	1,429.86	02/02/2026	0	(825)	(825)
KRW	119,120,000	USD	83,476	CBK	SELL	1,427.00	02/02/2026	0	(719)	(719)
KRW	162,070,000	USD	113,574	PAR	SELL	1,427.00	02/02/2026	0	(978)	(978)
KRW	177,720,000	USD	124,541	GST	SELL	1,427.00	02/02/2026	0	(1,073)	(1,073)
KRW	119,120,000	USD	82,868	CBK	SELL	1,437.46	03/04/2026	0	(356)	(356)
KRW	177,720,000	USD	124,579	GST	SELL	1,426.57	03/04/2026	0	(1,475)	(1,475)
MXN	2,630,000	USD	152,525	BCY	SELL	17.24	03/04/2026	0	(1,295)	(1,295)
MXN	3,555,000	USD	206,526	HUS	SELL	17.21	03/04/2026	0	(2,107)	(2,107)
MXN	1,620,000	USD	94,104	BOA	SELL	17.22	03/04/2026	0	(951)	(951)
NOK	1,750,000	USD	183,621	UBS	SELL	9.53	03/04/2026	0	(1,332)	(1,332)
NOK	1,330,000	USD	139,219	UBS	SELL	9.55	03/04/2026	0	(680)	(680)
NZD	255,000	USD	155,515	BCY	SELL	1.64	03/04/2026	0	(1,112)	(1,112)
PLN	570,000	USD	161,213	BCY	SELL	3.54	02/02/2026	0	(30)	(30)
PLN	570,000	USD	162,410	UBS	SELL	3.51	03/04/2026	0	(1,242)	(1,242)
PLN	410,000	USD	117,136	BCY	SELL	3.50	03/04/2026	0	(1,208)	(1,208)
SEK	1,620,000	USD	183,606	UBS	SELL	8.82	02/02/2026	0	(602)	(602)
SEK	10,000	USD	1,135	CBK	SELL	8.81	03/04/2026	0	(3)	(3)
SEK	960,000	USD	108,658	BCY	SELL	8.84	03/04/2026	0	(52)	(52)
SEK	1,920,000	USD	217,879	GST	SELL	8.81	03/04/2026	0	(666)	(666)
SGD	405,000	USD	320,690	CBK	SELL	1.26	02/02/2026	0	(1,542)	(1,542)
SGD	230,000	USD	182,089	BOA	SELL	1.26	02/02/2026	0	(844)	(844)
SGD	230,000	USD	182,597	BCY	SELL	1.26	03/04/2026	0	(983)	(983)
SGD	230,000	USD	182,987	BCY	SELL	1.26	03/04/2026	0	(1,374)	(1,374)
THB	3,410,000	USD	109,514	BCY	SELL	31.14	02/02/2026	0	(1,140)	(1,140)
THB	4,310,000	USD	137,590	JPM	SELL	31.33	02/02/2026	0	(612)	(612)
THB	3,890,000	USD	124,771	BCY	SELL	31.18	02/02/2026	0	(1,142)	(1,142)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
THB	7,290,000	USD	235,116	CBK	SELL	31.01	03/04/2026	$0	$(2,980)	$(2,980)
TWD	5,750,000	USD	183,034	BCY	SELL	31.42	02/02/2026	0	(320)	(320)
TWD	440,000	USD	14,053	JPM	SELL	31.31	02/02/2026	0	(71)	(71)
TWD	5,250,000	USD	167,673	DBF	SELL	31.31	02/02/2026	0	(847)	(847)
TWD	60,000	USD	1,916	PAR	SELL	31.31	02/02/2026	0	(10)	(10)
TWD	5,250,000	USD	167,224	DBF	SELL	31.40	03/04/2026	0	(901)	(901)
TWD	3,880,000	USD	124,579	JPM	SELL	31.15	03/04/2026	0	(1,658)	(1,658)
USD	46,207	AUD	69,000	TDS	BUY	1.49	02/02/2026	0	(2,131)	(2,131)
USD	95,094	AUD	142,000	TDS	BUY	1.49	02/02/2026	0	(4,385)	(4,385)
USD	86,832	AUD	130,000	BCY	BUY	1.50	02/02/2026	0	(4,239)	(4,239)
USD	93,493	AUD	140,000	BCY	BUY	1.50	02/02/2026	0	(4,584)	(4,584)
USD	136,871	AUD	205,000	BCY	BUY	1.50	02/02/2026	0	(6,742)	(6,742)
USD	111,170	AUD	165,000	BCY	BUY	1.48	02/02/2026	0	(4,421)	(4,421)
USD	161,350	AUD	240,000	BCY	BUY	1.49	02/02/2026	0	(6,782)	(6,782)
USD	137,318	AUD	205,000	BCY	BUY	1.49	02/02/2026	0	(6,295)	(6,295)
USD	160,493	AUD	240,000	UBS	BUY	1.50	02/02/2026	0	(7,639)	(7,639)
USD	160,678	AUD	240,000	BCY	BUY	1.49	02/02/2026	0	(7,454)	(7,454)
USD	117,114	AUD	175,000	JPM	BUY	1.49	02/02/2026	0	(5,482)	(5,482)
USD	87,136	AUD	130,000	BCY	BUY	1.49	02/02/2026	0	(3,936)	(3,936)
USD	162,292	AUD	240,000	BCY	BUY	1.48	02/02/2026	0	(5,840)	(5,840)
USD	252,067	AUD	363,000	BCY	BUY	1.44	02/02/2026	0	(2,232)	(2,232)
USD	33,616	AUD	48,500	JPM	BUY	1.44	02/27/2026	0	(359)	(359)
USD	8,317	AUD	12,000	JPM	BUY	1.44	02/27/2026	0	(89)	(89)
USD	3,466	AUD	5,000	JPM	BUY	1.44	02/27/2026	0	(37)	(37)
USD	16,665	AUD	24,000	BCY	BUY	1.44	03/04/2026	0	(148)	(148)
USD	23,319	AUD	35,000	SSB	BUY	1.50	03/18/2026	0	(1,197)	(1,197)
USD	3,329	AUD	5,000	SSB	BUY	1.50	03/18/2026	0	(174)	(174)
USD	3,360	AUD	5,000	CBK	BUY	1.49	03/18/2026	0	(142)	(142)
USD	546,805	BRL	3,055,000	GST	BUY	5.59	02/03/2026	0	(36,706)	(36,706)
USD	893	BRL	5,000	CBK	BUY	5.60	02/03/2026	0	(62)	(62)
USD	284,734	BRL	1,536,000	HUS	BUY	5.39	02/03/2026	0	(8,644)	(8,644)
USD	124,450	BRL	665,000	BCY	BUY	5.34	02/03/2026	0	(2,566)	(2,566)
USD	124,359	BRL	655,000	BCY	BUY	5.27	02/03/2026	0	(747)	(747)
USD	94,185	BRL	495,000	GST	BUY	5.26	02/03/2026	0	(361)	(361)
USD	15,219	BRL	80,000	MSI	BUY	5.26	02/03/2026	0	(61)	(61)
USD	951	BRL	5,000	MSI	BUY	5.26	02/03/2026	0	(4)	(4)
USD	7,053	BRL	40,000	JPM	BUY	5.67	03/18/2026	0	(513)	(513)
USD	7,940	BRL	45,000	HUS	BUY	5.67	03/18/2026	0	(571)	(571)
USD	11,921	BRL	65,000	GST	BUY	5.45	03/18/2026	0	(373)	(373)
USD	87,644	CAD	120,000	BCY	BUY	1.37	02/02/2026	0	(973)	(973)
USD	181,732	CAD	250,000	JPM	BUY	1.38	02/02/2026	0	(2,885)	(2,885)
USD	137,242	CAD	190,000	UBS	BUY	1.38	02/02/2026	0	(3,068)	(3,068)
USD	152,806	CAD	210,000	BCY	BUY	1.37	02/02/2026	0	(2,273)	(2,273)
USD	138,762	CAD	190,000	UBS	BUY	1.37	02/02/2026	0	(1,547)	(1,547)
USD	160,560	CAD	220,000	BCY	BUY	1.37	02/02/2026	0	(1,904)	(1,904)
USD	16,092	CAD	22,000	SSB	BUY	1.37	02/02/2026	0	(154)	(154)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	433,566	CAD	590,000	PAR	BUY	1.36	02/02/2026	$0	$(2,132)	$(2,132)
USD	13,972	CAD	19,100	GST	BUY	1.37	02/27/2026	0	(148)	(148)
USD	16,093	CAD	22,000	GST	BUY	1.37	02/27/2026	0	(170)	(170)
USD	111,922	CAD	153,000	GST	BUY	1.37	02/27/2026	0	(1,184)	(1,184)
USD	7,315	CAD	10,000	GST	BUY	1.37	02/27/2026	0	(77)	(77)
USD	136,514	CAD	185,000	BCY	BUY	1.36	03/04/2026	0	(278)	(278)
USD	110,757	CAD	150,000	BCY	BUY	1.35	03/04/2026	0	(155)	(155)
USD	180,981	CAD	245,000	JPM	BUY	1.35	03/04/2026	0	(175)	(175)
USD	7,300	CAD	10,000	SSB	BUY	1.37	03/18/2026	0	(99)	(99)
USD	14,500	CAD	20,000	SCB	BUY	1.38	03/18/2026	0	(297)	(297)
USD	37,408	CHF	29,600	UBS	BUY	1.26	02/02/2026	0	(1,031)	(1,031)
USD	542,160	CHF	429,000	UBS	BUY	1.26	02/02/2026	0	(14,947)	(14,947)
USD	29,465	CHF	23,300	BOA	BUY	1.26	02/02/2026	0	(793)	(793)
USD	156,945	CHF	125,000	BCY	BUY	1.26	02/02/2026	0	(5,382)	(5,382)
USD	48,345	CHF	38,600	MSI	BUY	1.25	02/02/2026	0	(1,782)	(1,782)
USD	65,378	CHF	52,000	UBS	BUY	1.26	02/02/2026	0	(2,150)	(2,150)
USD	116,912	CHF	93,000	UBS	BUY	1.26	02/02/2026	0	(3,860)	(3,860)
USD	22,775	CHF	18,200	SSB	BUY	1.25	02/02/2026	0	(860)	(860)
USD	43,938	CHF	35,000	UBS	BUY	1.26	02/02/2026	0	(1,514)	(1,514)
USD	94,725	CHF	75,000	UBS	BUY	1.26	02/02/2026	0	(2,672)	(2,672)
USD	151,839	CHF	120,000	BCY	BUY	1.27	02/02/2026	0	(3,995)	(3,995)
USD	120,503	CHF	95,000	UBS	BUY	1.27	02/02/2026	0	(2,865)	(2,865)
USD	158,038	CHF	125,000	GST	BUY	1.26	02/02/2026	0	(4,289)	(4,289)
USD	163,901	CHF	130,000	UBS	BUY	1.26	02/02/2026	0	(4,919)	(4,919)
USD	182,850	CHF	145,000	UBS	BUY	1.26	02/02/2026	0	(5,450)	(5,450)
USD	139,383	CHF	110,000	UBS	BUY	1.27	02/02/2026	0	(3,465)	(3,465)
USD	83,410	CHF	65,000	JPM	BUY	1.28	02/02/2026	0	(1,000)	(1,000)
USD	148,486	CHF	115,000	JPM	BUY	1.29	02/02/2026	0	(855)	(855)
USD	141,522	CHF	110,000	UBS	BUY	1.29	02/02/2026	0	(1,326)	(1,326)
USD	29,110	CHF	22,600	MSI	BUY	1.29	02/02/2026	0	(239)	(239)
USD	251,444	CHF	195,000	UBS	BUY	1.29	02/02/2026	0	(1,786)	(1,786)
USD	155,475	CHF	120,000	UBS	BUY	1.30	02/27/2026	0	(761)	(761)
USD	59,469	CHF	45,900	UBS	BUY	1.30	02/27/2026	0	(291)	(291)
USD	6,737	CHF	5,200	UBS	BUY	1.30	02/27/2026	0	(33)	(33)
USD	128,008	CHF	98,800	UBS	BUY	1.30	02/27/2026	0	(626)	(626)
USD	181,332	CHF	139,300	CBK	BUY	1.30	02/27/2026	0	(32)	(32)
USD	18,973	CHF	15,000	UBS	BUY	1.26	03/18/2026	0	(597)	(597)
USD	138,849	CLP	124,200,000	PAR	BUY	894.50	02/02/2026	0	(5,029)	(5,029)
USD	110,446	CLP	97,800,000	UBS	BUY	885.50	02/02/2026	0	(2,849)	(2,849)
USD	121,099	CLP	106,700,000	BOA	BUY	881.10	02/02/2026	0	(2,506)	(2,506)
USD	144,297	CNH	1,007,000	JPM	BUY	6.98	02/02/2026	0	(568)	(568)
USD	182,601	CNH	1,272,000	JPM	BUY	6.97	02/02/2026	0	(386)	(386)
USD	218,261	CNH	1,522,000	JPM	BUY	6.97	02/02/2026	0	(691)	(691)
USD	183,266	CNH	1,277,000	BCY	BUY	6.97	02/02/2026	0	(440)	(440)
USD	147,862	CNH	1,030,000	JPM	BUY	6.97	02/02/2026	0	(312)	(312)
USD	161,105	CNH	1,123,000	JPM	BUY	6.97	02/02/2026	0	(448)	(448)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	109,332	CNH	761,000	JPM	BUY	6.96	02/02/2026	$0	$(144)	$(144)
USD	32,205	CNH	224,000	BOA	BUY	6.96	02/02/2026	0	(19)	(19)
USD	62,397	CNH	434,000	BOA	BUY	6.96	02/02/2026	0	(38)	(38)
USD	168,253	CNH	1,171,000	BCY	BUY	6.96	02/02/2026	0	(204)	(204)
USD	117,117	CZK	2,430,000	GST	BUY	20.75	02/02/2026	0	(1,676)	(1,676)
USD	25,586	DKK	164,000	BCY	BUY	6.41	02/02/2026	0	(541)	(541)
USD	1,273	DKK	8,000	HUS	BUY	6.28	02/27/2026	0	(3)	(3)
USD	26,111	DKK	164,000	JPM	BUY	6.28	03/04/2026	0	(60)	(60)
USD	92,774	EUR	79,000	DBF	BUY	0.85	02/02/2026	0	(1,209)	(1,209)
USD	42,277	EUR	36,000	DBF	BUY	0.85	02/02/2026	0	(551)	(551)
USD	425,115	EUR	362,000	DBF	BUY	0.85	02/02/2026	0	(5,539)	(5,539)
USD	648,946	EUR	552,600	DBF	BUY	0.85	02/02/2026	0	(8,455)	(8,455)
USD	23,482	EUR	20,000	HUS	BUY	0.85	02/02/2026	0	(311)	(311)
USD	19,922	EUR	17,000	CBK	BUY	0.85	02/02/2026	0	(302)	(302)
USD	241,790	EUR	206,000	JPM	BUY	0.85	02/02/2026	0	(3,278)	(3,278)
USD	17,610	EUR	15,000	HUS	BUY	0.85	02/02/2026	0	(235)	(235)
USD	138,055	EUR	118,000	BCY	BUY	0.85	02/02/2026	0	(2,324)	(2,324)
USD	160,197	EUR	137,000	BCY	BUY	0.86	02/02/2026	0	(2,786)	(2,786)
USD	149,664	EUR	128,000	CBK	BUY	0.86	02/02/2026	0	(2,611)	(2,611)
USD	139,141	EUR	119,000	CBK	BUY	0.86	02/02/2026	0	(2,427)	(2,427)
USD	39,755	EUR	34,000	CBK	BUY	0.86	02/02/2026	0	(694)	(694)
USD	160,934	EUR	138,000	BCY	BUY	0.86	02/02/2026	0	(3,237)	(3,237)
USD	38,584	EUR	33,200	UBS	BUY	0.86	02/02/2026	0	(912)	(912)
USD	73,216	EUR	63,000	UBS	BUY	0.86	02/02/2026	0	(1,731)	(1,731)
USD	110,464	EUR	95,000	CBK	BUY	0.86	02/02/2026	0	(2,552)	(2,552)
USD	5,232	EUR	4,500	UBS	BUY	0.86	02/02/2026	0	(121)	(121)
USD	12,790	EUR	11,000	UBS	BUY	0.86	02/02/2026	0	(296)	(296)
USD	38,371	EUR	33,000	UBS	BUY	0.86	02/02/2026	0	(887)	(887)
USD	27,906	EUR	24,000	UBS	BUY	0.86	02/02/2026	0	(645)	(645)
USD	31,395	EUR	27,000	UBS	BUY	0.86	02/02/2026	0	(726)	(726)
USD	138,437	EUR	119,000	JPM	BUY	0.86	02/02/2026	0	(3,132)	(3,132)
USD	51,162	EUR	44,000	UBS	BUY	0.86	02/02/2026	0	(1,183)	(1,183)
USD	110,613	EUR	95,000	CBK	BUY	0.86	02/02/2026	0	(2,404)	(2,404)
USD	94,580	EUR	81,000	JPM	BUY	0.86	02/02/2026	0	(1,782)	(1,782)
USD	160,237	EUR	137,000	JPM	BUY	0.86	02/02/2026	0	(2,745)	(2,745)
USD	118,022	EUR	100,700	CBK	BUY	0.85	02/02/2026	0	(1,776)	(1,776)
USD	63,222	EUR	54,000	SSB	BUY	0.85	02/02/2026	0	(1,019)	(1,019)
USD	68,644	EUR	58,700	UBS	BUY	0.86	02/02/2026	0	(1,188)	(1,188)
USD	71,334	EUR	61,000	UBS	BUY	0.86	02/02/2026	0	(1,235)	(1,235)
USD	124,167	EUR	106,000	BOA	BUY	0.85	02/02/2026	0	(1,936)	(1,936)
USD	138,532	EUR	118,000	BCY	BUY	0.85	02/02/2026	0	(1,847)	(1,847)
USD	34,638	EUR	29,500	CBK	BUY	0.85	02/02/2026	0	(457)	(457)
USD	182,084	EUR	155,000	UBS	BUY	0.85	02/02/2026	0	(2,311)	(2,311)
USD	109,253	EUR	93,000	BCY	BUY	0.85	02/02/2026	0	(1,385)	(1,385)
USD	138,655	EUR	118,000	UBS	BUY	0.85	02/02/2026	0	(1,724)	(1,724)
USD	123,715	EUR	105,000	UBS	BUY	0.85	02/02/2026	0	(1,198)	(1,198)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	140,204	EUR	118,000	BCY	BUY	0.84	02/02/2026	$0	$(175)	$(175)
USD	33,258	EUR	28,000	GST	BUY	0.84	02/02/2026	0	(52)	(52)
USD	85,481	EUR	72,000	DBF	BUY	0.84	02/02/2026	0	(174)	(174)
USD	56,988	EUR	48,000	DBF	BUY	0.84	02/02/2026	0	(116)	(116)
USD	1,985,459	EUR	1,671,000	DBF	BUY	0.84	02/27/2026	0	(4,697)	(4,697)
USD	46,696	EUR	39,300	DBF	BUY	0.84	02/27/2026	0	(110)	(110)
USD	52,280	EUR	44,000	DBF	BUY	0.84	02/27/2026	0	(124)	(124)
USD	317,246	EUR	267,000	DBF	BUY	0.84	02/27/2026	0	(750)	(750)
USD	30,536	EUR	25,700	DBF	BUY	0.84	02/27/2026	0	(72)	(72)
USD	106,343	EUR	89,500	DBF	BUY	0.84	02/27/2026	0	(252)	(252)
USD	644,235	EUR	542,200	DBF	BUY	0.84	02/27/2026	0	(1,524)	(1,524)
USD	39,268	EUR	33,000	UBS	BUY	0.84	02/27/2026	0	(35)	(35)
USD	279,397	EUR	235,000	DBF	BUY	0.84	03/04/2026	0	(553)	(553)
USD	120,081	EUR	101,000	DBF	BUY	0.84	03/04/2026	0	(238)	(238)
USD	58,257	EUR	49,000	DBF	BUY	0.84	03/04/2026	0	(115)	(115)
USD	751,401	EUR	632,000	DBF	BUY	0.84	03/04/2026	0	(1,487)	(1,487)
USD	39,235	EUR	33,000	DBF	BUY	0.84	03/04/2026	0	(78)	(78)
USD	5,350	EUR	4,500	DBF	BUY	0.84	03/04/2026	0	(11)	(11)
USD	375,581	EUR	315,900	DBF	BUY	0.84	03/04/2026	0	(743)	(743)
USD	42,322	EUR	36,000	DBF	BUY	0.85	03/18/2026	0	(592)	(592)
USD	55,254	EUR	47,000	DBF	BUY	0.85	03/18/2026	0	(773)	(773)
USD	17,723	EUR	15,000	CBK	BUY	0.85	03/18/2026	0	(158)	(158)
USD	42,488	EUR	36,000	SCB	BUY	0.85	03/18/2026	0	(426)	(426)
USD	21,260	EUR	18,000	SSB	BUY	0.85	03/18/2026	0	(197)	(197)
USD	50,382	EUR	43,000	CBK	BUY	0.85	03/18/2026	0	(877)	(877)
USD	519,031	GBP	384,000	MSI	BUY	0.74	02/02/2026	0	(7,913)	(7,913)
USD	37,846	GBP	28,000	MSI	BUY	0.74	02/02/2026	0	(577)	(577)
USD	8,110	GBP	6,000	MSI	BUY	0.74	02/02/2026	0	(124)	(124)
USD	12,165	GBP	9,000	MSI	BUY	0.74	02/02/2026	0	(185)	(185)
USD	80,423	GBP	59,500	MSI	BUY	0.74	02/02/2026	0	(1,226)	(1,226)
USD	14,868	GBP	11,000	MSI	BUY	0.74	02/02/2026	0	(227)	(227)
USD	25,689	GBP	19,000	GST	BUY	0.74	02/02/2026	0	(383)	(383)
USD	390,176	GBP	290,000	PAR	BUY	0.74	02/02/2026	0	(7,777)	(7,777)
USD	21,535	GBP	16,000	HUS	BUY	0.74	02/02/2026	0	(421)	(421)
USD	21,657	GBP	16,000	UBS	BUY	0.74	02/02/2026	0	(299)	(299)
USD	63,334	GBP	47,000	CBK	BUY	0.74	02/02/2026	0	(1,162)	(1,162)
USD	47,568	GBP	35,300	CBK	BUY	0.74	02/02/2026	0	(873)	(873)
USD	33,008	GBP	24,500	UBS	BUY	0.74	02/02/2026	0	(612)	(612)
USD	82,994	GBP	62,000	BCY	BUY	0.75	02/02/2026	0	(2,085)	(2,085)
USD	40,179	GBP	30,000	BCY	BUY	0.75	02/02/2026	0	(988)	(988)
USD	784,056	GBP	585,000	GST	BUY	0.75	02/02/2026	0	(18,711)	(18,711)
USD	783,997	GBP	585,000	GST	BUY	0.75	02/02/2026	0	(18,769)	(18,769)
USD	138,204	GBP	103,000	UBS	BUY	0.75	02/02/2026	0	(3,138)	(3,138)
USD	161,110	GBP	120,000	BCY	BUY	0.74	02/02/2026	0	(3,560)	(3,560)
USD	138,432	GBP	103,000	UBS	BUY	0.74	02/02/2026	0	(2,909)	(2,909)
USD	95,402	GBP	71,000	UBS	BUY	0.74	02/02/2026	0	(2,028)	(2,028)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	102,561	GBP	76,000	BCY	BUY	0.74	02/02/2026	$0	$(1,730)	$(1,730)
USD	102,495	GBP	76,000	BCY	BUY	0.74	02/02/2026	0	(1,796)	(1,796)
USD	182,207	GBP	135,000	UBS	BUY	0.74	02/02/2026	0	(3,046)	(3,046)
USD	124,129	GBP	92,000	BCY	BUY	0.74	02/02/2026	0	(2,118)	(2,118)
USD	79,956	GBP	59,000	UBS	BUY	0.74	02/02/2026	0	(1,007)	(1,007)
USD	103,382	GBP	76,000	BCY	BUY	0.74	02/02/2026	0	(909)	(909)
USD	49,055	GBP	35,900	HUS	BUY	0.73	02/02/2026	0	(209)	(209)
USD	23,229	GBP	17,000	HUS	BUY	0.73	02/02/2026	0	(99)	(99)
USD	80,635	GBP	59,000	BCY	BUY	0.73	02/02/2026	0	(328)	(328)
USD	95,878	GBP	70,000	JPM	BUY	0.73	02/02/2026	0	(179)	(179)
USD	89,049	GBP	65,000	BCY	BUY	0.73	02/02/2026	0	(147)	(147)
USD	54,700	GBP	40,000	GST	BUY	0.73	02/02/2026	0	(190)	(190)
USD	138,167	GBP	101,000	BCY	BUY	0.73	02/02/2026	0	(430)	(430)
USD	80,668	GBP	59,000	HUS	BUY	0.73	02/27/2026	0	(293)	(293)
USD	3,555	GBP	2,600	HUS	BUY	0.73	02/27/2026	0	(13)	(13)
USD	214,932	GBP	157,200	HUS	BUY	0.73	02/27/2026	0	(780)	(780)
USD	20,509	GBP	15,000	HUS	BUY	0.73	02/27/2026	0	(74)	(74)
USD	9,571	GBP	7,000	HUS	BUY	0.73	02/27/2026	0	(35)	(35)
USD	357,987	GBP	261,700	BCY	BUY	0.73	02/27/2026	0	(1,122)	(1,122)
USD	1,136,348	GBP	831,000	GST	BUY	0.73	03/04/2026	0	(3,958)	(3,958)
USD	12,307	GBP	9,000	GST	BUY	0.73	03/04/2026	0	(43)	(43)
USD	19,144	GBP	14,000	GST	BUY	0.73	03/04/2026	0	(67)	(67)
USD	162,179	GBP	118,600	GST	BUY	0.73	03/04/2026	0	(565)	(565)
USD	8,205	GBP	6,000	GST	BUY	0.73	03/04/2026	0	(29)	(29)
USD	8,071	GBP	6,000	SSB	BUY	0.74	03/18/2026	0	(162)	(162)
USD	4,042	GBP	3,000	CBK	BUY	0.74	03/18/2026	0	(74)	(74)
USD	4,036	GBP	3,000	TDS	BUY	0.74	03/18/2026	0	(80)	(80)
USD	45,051	HUF	14,804,000	BCY	BUY	328.60	02/02/2026	0	(1,201)	(1,201)
USD	124,655	HUF	41,000,000	GST	BUY	328.91	02/02/2026	0	(3,440)	(3,440)
USD	139,313	HUF	45,800,000	GST	BUY	328.76	02/02/2026	0	(3,780)	(3,780)
USD	135,661	HUF	44,600,000	GST	BUY	328.76	02/02/2026	0	(3,682)	(3,682)
USD	33,757	HUF	10,900,000	UBS	BUY	322.89	02/27/2026	0	(235)	(235)
USD	43,888	HUF	14,204,000	GST	BUY	323.64	03/04/2026	0	(392)	(392)
USD	137,915	ILS	435,000	BCY	BUY	3.15	02/02/2026	0	(2,844)	(2,844)
USD	124,322	ILS	390,000	GST	BUY	3.14	02/02/2026	0	(1,875)	(1,875)
USD	123,508	ILS	385,000	BCY	BUY	3.12	03/04/2026	0	(1,095)	(1,095)
USD	10,241	JPY	1,600,000	GST	BUY	156.24	02/02/2026	0	(131)	(131)
USD	94,726	JPY	14,800,000	GST	BUY	156.24	02/02/2026	0	(1,216)	(1,216)
USD	21,803	JPY	3,400,000	BOA	BUY	155.94	02/02/2026	0	(237)	(237)
USD	152,813	JPY	23,900,000	JPM	BUY	156.40	02/02/2026	0	(2,120)	(2,120)
USD	149,917	JPY	23,800,000	BOA	BUY	158.75	02/02/2026	0	(4,367)	(4,367)
USD	20,281	JPY	3,200,000	BOA	BUY	157.79	02/02/2026	0	(463)	(463)
USD	181,288	JPY	28,800,000	BCY	BUY	158.86	02/02/2026	0	(5,410)	(5,410)
USD	181,751	JPY	28,100,000	SCB	BUY	154.61	03/18/2026	0	(1,061)	(1,061)
USD	43,539	JPY	6,700,000	CBK	BUY	153.88	03/18/2026	0	(49)	(49)
USD	35,979	JPY	5,600,000	CBK	BUY	155.65	03/18/2026	0	(453)	(453)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	2,545	JPY	400,000	CBK	BUY	157.19	03/18/2026	$0	$(58)	$(58)
USD	112,650	KRW	163,100,000	JPM	BUY	1,447.85	02/02/2026	0	(661)	(661)
USD	80,983	KRW	118,850,000	JPM	BUY	1,467.61	02/02/2026	0	(1,587)	(1,587)
USD	110,517	KRW	162,070,000	PAR	BUY	1,466.47	02/02/2026	0	(2,078)	(2,078)
USD	81,479	KRW	118,850,000	JPM	BUY	1,458.64	02/02/2026	0	(1,090)	(1,090)
USD	124,132	KRW	181,940,000	BCY	BUY	1,465.70	02/02/2026	0	(2,268)	(2,268)
USD	127,397	MXN	2,280,000	BOA	BUY	17.90	02/03/2026	0	(4,037)	(4,037)
USD	139,028	MXN	2,480,000	JPM	BUY	17.84	02/03/2026	0	(3,936)	(3,936)
USD	117,074	MXN	2,090,000	JPM	BUY	17.85	02/03/2026	0	(3,408)	(3,408)
USD	87,143	MXN	1,540,000	BOA	BUY	17.67	02/03/2026	0	(1,633)	(1,633)
USD	139,809	MXN	2,440,000	BCY	BUY	17.45	02/03/2026	0	(850)	(850)
USD	10,479	MXN	190,000	SSB	BUY	18.13	03/18/2026	0	(432)	(432)
USD	13,275	MXN	240,000	CBK	BUY	18.08	03/18/2026	0	(507)	(507)
USD	75,038	MXN	1,350,000	CBK	BUY	17.99	03/18/2026	0	(2,487)	(2,487)
USD	999	NOK	10,000	BCY	BUY	10.01	02/02/2026	0	(43)	(43)
USD	94,709	NOK	950,000	UBS	BUY	10.03	02/02/2026	0	(4,259)	(4,259)
USD	87,888	NOK	880,000	UBS	BUY	10.01	02/02/2026	0	(3,787)	(3,787)
USD	138,812	NOK	1,400,000	BCY	BUY	10.09	02/02/2026	0	(7,036)	(7,036)
USD	117,355	NOK	1,180,000	UBS	BUY	10.05	02/02/2026	0	(5,574)	(5,574)
USD	124,157	NOK	1,250,000	UBS	BUY	10.07	02/02/2026	0	(6,064)	(6,064)
USD	123,947	NOK	1,250,000	UBS	BUY	10.08	02/02/2026	0	(6,274)	(6,274)
USD	138,862	NOK	1,400,000	GST	BUY	10.08	02/02/2026	0	(6,985)	(6,985)
USD	88,103	NOK	880,000	UBS	BUY	9.99	02/02/2026	0	(3,573)	(3,573)
USD	155,281	NOK	1,517,000	BCY	BUY	9.77	02/02/2026	0	(2,755)	(2,755)
USD	139,323	NOK	1,350,000	BCY	BUY	9.69	02/02/2026	0	(1,316)	(1,316)
USD	160,834	NOK	1,550,000	JPM	BUY	9.64	02/02/2026	0	(640)	(640)
USD	1,640	NOK	16,000	DBF	BUY	9.75	02/27/2026	0	(26)	(26)
USD	1,023	NOK	10,000	BCY	BUY	9.77	03/04/2026	0	(18)	(18)
USD	140,196	NOK	1,350,000	BCY	BUY	9.63	03/04/2026	0	(426)	(426)
USD	6,964	NOK	70,000	CBK	BUY	10.05	03/18/2026	0	(327)	(327)
USD	1,025	NOK	10,000	SSB	BUY	9.75	03/18/2026	0	(16)	(16)
USD	182,508	NZD	315,000	BCY	BUY	1.73	02/02/2026	0	(8,019)	(8,019)
USD	160,746	NZD	280,000	UBS	BUY	1.74	02/02/2026	0	(8,612)	(8,612)
USD	81,116	NZD	141,000	JPM	BUY	1.74	02/02/2026	0	(4,168)	(4,168)
USD	123,833	NZD	215,000	BCY	BUY	1.74	02/02/2026	0	(6,210)	(6,210)
USD	123,730	NZD	215,000	BOA	BUY	1.74	02/02/2026	0	(6,312)	(6,312)
USD	104,003	NZD	180,000	BCY	BUY	1.73	02/02/2026	0	(4,870)	(4,870)
USD	147,625	NZD	255,000	JPM	BUY	1.73	02/02/2026	0	(6,612)	(6,612)
USD	104,303	NZD	180,000	UBS	BUY	1.73	02/02/2026	0	(4,570)	(4,570)
USD	183,926	NZD	315,000	BCY	BUY	1.71	02/02/2026	0	(6,602)	(6,602)
USD	122,877	NZD	210,000	UBS	BUY	1.71	02/02/2026	0	(4,142)	(4,142)
USD	170,202	NZD	285,000	BCY	BUY	1.67	02/02/2026	0	(2,180)	(2,180)
USD	13,201	NZD	22,000	PAR	BUY	1.67	02/02/2026	0	(106)	(106)
USD	2,626	NZD	4,400	HUS	BUY	1.68	02/27/2026	0	(38)	(38)
USD	66,082	NZD	110,000	PAR	BUY	1.66	03/04/2026	0	(523)	(523)
USD	29,387	PLN	106,000	BCY	BUY	3.61	02/02/2026	0	(587)	(587)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	30,936	PLN	112,000	BCY	BUY	3.62	02/02/2026	$0	$(735)	$(735)
USD	36,731	PLN	133,000	BCY	BUY	3.62	02/02/2026	0	(878)	(878)
USD	92,914	PLN	335,000	BCY	BUY	3.61	02/02/2026	0	(1,816)	(1,816)
USD	138,645	PLN	500,000	BCY	BUY	3.61	02/02/2026	0	(2,744)	(2,744)
USD	128,431	PLN	464,000	BCY	BUY	3.61	02/02/2026	0	(2,778)	(2,778)
USD	151,402	PLN	550,000	BCY	BUY	3.63	02/02/2026	0	(4,126)	(4,126)
USD	124,804	PLN	450,000	BCY	BUY	3.61	02/02/2026	0	(2,446)	(2,446)
USD	87,371	PLN	315,000	BCY	BUY	3.61	02/02/2026	0	(1,704)	(1,704)
USD	109,716	PLN	395,000	BCY	BUY	3.60	02/02/2026	0	(1,981)	(1,981)
USD	80,375	PLN	290,000	UBS	BUY	3.61	02/02/2026	0	(1,630)	(1,630)
USD	80,571	PLN	290,000	BCY	BUY	3.60	02/02/2026	0	(1,434)	(1,434)
USD	110,177	PLN	395,000	BCY	BUY	3.59	02/02/2026	0	(1,520)	(1,520)
USD	125,349	PLN	445,000	BCY	BUY	3.55	02/02/2026	0	(487)	(487)
USD	195,606	PLN	693,000	PAR	BUY	3.54	02/02/2026	0	(359)	(359)
USD	17,017	SEK	156,000	BCY	BUY	9.17	02/02/2026	0	(606)	(606)
USD	17,453	SEK	160,000	BCY	BUY	9.17	02/02/2026	0	(621)	(621)
USD	6,545	SEK	60,000	BCY	BUY	9.17	02/02/2026	0	(233)	(233)
USD	646,313	SEK	5,925,000	BCY	BUY	9.17	02/02/2026	0	(23,009)	(23,009)
USD	138,144	SEK	1,270,000	UBS	BUY	9.19	02/02/2026	0	(5,322)	(5,322)
USD	102,604	SEK	940,000	UBS	BUY	9.16	02/02/2026	0	(3,583)	(3,583)
USD	116,268	SEK	1,070,000	UBS	BUY	9.20	02/02/2026	0	(4,606)	(4,606)
USD	23,442	SEK	216,000	BOA	BUY	9.21	02/02/2026	0	(959)	(959)
USD	29,474	SEK	270,000	DBF	BUY	9.16	02/02/2026	0	(1,027)	(1,027)
USD	181,911	SEK	1,670,000	UBS	BUY	9.18	02/02/2026	0	(6,742)	(6,742)
USD	139,819	SEK	1,270,000	UBS	BUY	9.08	02/02/2026	0	(3,648)	(3,648)
USD	12,073	SEK	110,000	MSI	BUY	9.11	02/02/2026	0	(353)	(353)
USD	100,993	SEK	910,000	UBS	BUY	9.01	02/02/2026	0	(1,805)	(1,805)
USD	23,483	SEK	210,000	GST	BUY	8.94	02/02/2026	0	(239)	(239)
USD	79,620	SEK	712,000	GST	BUY	8.94	02/02/2026	0	(812)	(812)
USD	181,155	SEK	1,610,000	UBS	BUY	8.89	02/02/2026	0	(720)	(720)
USD	614,513	SEK	5,490,000	MSI	BUY	8.93	02/27/2026	0	(6,421)	(6,421)
USD	16,566	SEK	148,000	MSI	BUY	8.93	02/27/2026	0	(173)	(173)
USD	3,246	SEK	29,000	MSI	BUY	8.93	02/27/2026	0	(34)	(34)
USD	88,058	SEK	780,000	HUS	BUY	8.86	02/27/2026	0	(162)	(162)
USD	41,663	SEK	372,000	GST	BUY	8.93	03/04/2026	0	(422)	(422)
USD	12,320	SEK	110,000	GST	BUY	8.93	03/04/2026	0	(125)	(125)
USD	3,266	SEK	30,000	SSB	BUY	9.18	03/18/2026	0	(130)	(130)
USD	12,014	SEK	110,000	CBK	BUY	9.16	03/18/2026	0	(439)	(439)
USD	6,569	SEK	60,000	CBK	BUY	9.13	03/18/2026	0	(224)	(224)
USD	1,124	SEK	10,000	SSB	BUY	8.89	03/18/2026	0	(8)	(8)
USD	137,528	ZAR	2,270,000	PAR	BUY	16.51	02/02/2026	0	(4,015)	(4,015)
USD	90,851	ZAR	1,490,000	BCY	BUY	16.40	02/02/2026	0	(2,056)	(2,056)
USD	91,457	ZAR	1,500,000	JPM	BUY	16.40	02/02/2026	0	(2,074)	(2,074)
USD	117,627	ZAR	1,920,000	BCY	BUY	16.32	02/02/2026	0	(2,092)	(2,092)
USD	120,722	ZAR	1,940,000	BCY	BUY	16.07	02/02/2026	0	(245)	(245)
USD	6,687	ZAR	110,000	CBK	BUY	16.45	03/18/2026	0	(151)	(151)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	124,592	COP	466,100,000	PAR	BUY	3,740.97	02/02/2026	$0	$(2,426)	$(2,426)
USD	3,610	COP	13,450,000	CBK	BUY	3,726.20	03/04/2026	0	(35)	(35)
USD	848	PHP	50,000	GST	BUY	58.97	02/02/2026	0	(1)	(1)
USD	160,105	PHP	9,520,000	JPM	BUY	59.46	02/02/2026	0	(1,578)	(1,578)
USD	80,079	PHP	4,760,000	JPM	BUY	59.44	02/02/2026	0	(762)	(762)
USD	109,665	PHP	6,490,000	JPM	BUY	59.18	02/02/2026	0	(558)	(558)
USD	158,698	PHP	9,360,000	BCY	BUY	58.98	02/02/2026	0	(268)	(268)
USD	870,261	SGD	1,115,000	PAR	BUY	1.28	02/02/2026	0	(8,384)	(8,384)
USD	218,050	SGD	280,000	JPM	BUY	1.28	02/02/2026	0	(2,596)	(2,596)
USD	159,917	SGD	205,000	UBS	BUY	1.28	02/02/2026	0	(1,628)	(1,628)
USD	144,825	SGD	185,000	BOA	BUY	1.28	02/02/2026	0	(959)	(959)
USD	7,886	SGD	10,000	PAR	BUY	1.27	02/27/2026	0	(8)	(8)
USD	180,975	TWD	5,700,000	PAR	BUY	31.50	02/02/2026	0	(150)	(150)
USD	138,155	TWD	4,365,000	JPM	BUY	31.60	02/02/2026	0	(549)	(549)
ZAR	2,550,000	USD	162,543	JPM	SELL	15.69	03/04/2026	0	(3,883)	(3,883)
TWD	9,202,000	USD	307,040	HUS	SELL	0.03	07/07/2026	0	(14,855)	(14,855)
TWD	171,000	USD	5,706	HUS	SELL	0.03	07/07/2026	0	(276)	(276)
Total Unrealized Depreciation on Forward Currency Contracts								$0	$(817,017)	$(817,017)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Depreciation
10YR Australia Treasury Bonds	BUY	AUD	35	$2,676,322	03/2026	$0	$(3,888)	$(3,888)
10YR Canadian Bonds	SELL	CAD	12	1,072,968	03/2026	0	(280)	(280)
10YR Euro-Bund Bonds	BUY	EUR	39	2,784	02/2026	0	(7,804)	(7,804)
10YR Euro-Bund Bonds	SELL	EUR	60	9,148,646	03/2026	0	(20,104)	(20,104)
10YR U.S. Treasury Notes	BUY	USD	22	2,460,219	03/2026	0	(8,050)	(8,050)
10YR U.S. Treasury Notes	SELL	USD	36	4,025,813	03/2026	0	(7,812)	(7,812)
3 Month EURIBOR	SELL	EUR	10	2,914,048	06/2026	0	(937)	(937)
30YR Euro-Buxl Bonds	SELL	EUR	73	9,542,468	03/2026	0	(2,525)	(2,525)
3YR Korea Treasury Bonds	SELL	KRW	3	218,716	03/2026	0	(375)	(375)
5YR Euro-Bobl Notes	SELL	EUR	52	7,213,705	03/2026	0	(10,980)	(10,980)
5YR U.S. Treasury Notes	SELL	USD	105	11,437,617	03/2026	0	(24,040)	(24,040)
Brent Crude Oil	SELL	USD	6	411,660	03/2026	0	(33,095)	(33,095)
Coffee	BUY	USD	1	112,069	12/2026	0	(8,000)	(8,000)
Euro-BTP Italian Government Bonds	SELL	EUR	14	2,017,099	03/2026	0	(553)	(553)
Euro-Oat	SELL	EUR	42	6,092,269	03/2026	0	(28,263)	(28,263)
Euro-Schatz	BUY	EUR	9	1,144,616	03/2026	0	(107)	(107)
Gas Oil	SELL	USD	1	72,950	03/2026	0	(8,475)	(8,475)
Live Cattle	SELL	USD	1	94,720	04/2026	0	(299)	(299)
LME Aluminum	BUY	USD	3	235,343	03/2026	0	(3,311)	(3,311)
LME Aluminum	SELL	USD	1	78,225	02/2026	0	(1,363)	(1,363)
LME Aluminum	SELL	USD	1	78,448	03/2026	0	(925)	(925)
LME Lead	BUY	USD	3	148,046	02/2026	0	(628)	(628)
LME Lead	BUY	USD	5	248,890	03/2026	0	(2,999)	(2,999)
LME Lead	SELL	USD	3	148,046	02/2026	0	(403)	(403)
LME Nickel	SELL	USD	2	213,407	02/2026	0	(21,025)	(21,025)
LME Zinc	SELL	USD	3	255,130	02/2026	0	(23,470)	(23,470)
MSCI Emerging Markets Index	BUY	USD	1	76,040	03/2026	0	(60)	(60)
Natural Gas	SELL	USD	9	391,860	02/2026	0	(102,024)	(102,024)
Natural Gas	SELL	USD	1	50,740	11/2026	0	(2,420)	(2,420)
Natural Gas	SELL	EUR	1	22,931	06/2027	0	(1,357)	(1,357)
Natural Gas	SELL	EUR	1	22,993	07/2027	0	(1,419)	(1,419)
Natural Gas	SELL	EUR	1	23,108	09/2027	0	(1,534)	(1,534)
NY Harbor ULSD	SELL	USD	1	106,386	02/2026	0	(12,214)	(12,214)
S&P/TSX 60 Index	BUY	CAD	1	273,633	03/2026	0	(9,098)	(9,098)
Short-Term Euro-BTP Italian Government Bonds	SELL	EUR	31	3,966,721	03/2026	0	(4,426)	(4,426)
Soybean	BUY	USD	5	269,937	11/2026	0	(5,520)	(5,520)
Soybean	BUY	USD	4	123,880	12/2026	0	(9,560)	(9,560)
Soybean Oil	SELL	USD	9	288,954	03/2026	0	(17,208)	(17,208)
Sugar	BUY	USD	7	143,290	04/2026	0	(4,489)	(4,489)
Sugar	BUY	USD	8	127,142	09/2026	0	(4,500)	(4,500)
TOPIX Index	SELL	JPY	5	1,159,406	03/2026	0	(14,786)	(14,786)
Ultra 10YR U.S. Treasury Notes	SELL	USD	54	6,164,438	03/2026	0	(5,500)	(5,500)
Wheat	SELL	USD	10	289,125	03/2026	0	(4,333)	(4,333)
Wheat	SELL	USD	11	299,613	03/2026	0	(8,708)	(8,708)
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Derivative Liabilities
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Depreciation
Wheat	SELL	USD	13	$349,700	03/2026	$0	$(16,556)	$(16,556)
WTI Crude Oil	SELL	USD	2	130,420	02/2026	0	(13,560)	(13,560)
Total Futures Contracts						$0	$(458,983)	$(458,983)
Total Derivative Liabilities						$(984,262)	$(5,528,587)	$(4,544,325)

(a)	The following table represents the individual positions within the total return swap as of January 31, 2026:

Reference Instrument	% of Index	Notional Amount	Market Value
Port Cash Component EU - Index	96.9%	(988,898)	$(50,171)
Telecom Italia SpA/Milano	2.6%	(26,534)	(1,346)
Banco Comercial Portugues SA	1.6%	(16,329)	(828)
Samhallsbyggnadsbolaget i Nord	(0.4)%	4,082	207
Pharming Group NV	0.4%	(4,082)	(207)
ITV PLC	0.4%	(4,082)	(207)
Nexi SpA	(0.3)%	3,062	155
B&M European Value Retail SA	(0.3)%	3,062	155
International Consolidated Air	0.3%	(3,062)	(155)
WPP PLC	(0.3)%	3,062	155
Nibe Industrier AB	(0.3)%	3,062	155
Davide Campari-Milano NV	(0.3)%	3,062	155
Norwegian Air Shuttle ASA	0.2%	(2,041)	(104)
Glencore PLC	(0.2)%	2,041	104
Unicaja Banco SA	0.2%	(2,041)	(104)
Pan African Resources PLC	0.2%	(2,041)	(104)
Sinch AB	0.2%	(2,041)	(104)
Autotrader Group PLC	(0.2)%	2,041	104
Mapfre SA	0.2%	(2,041)	(104)
Mitie Group PLC	0.1%	(1,021)	(52)
Italgas SpA	0.1%	(1,021)	(52)
Aberdeen Group PLC	0.1%	(1,021)	(52)
Infrastrutture Wireless Italia	(0.1)%	1,021	52
Melrose Industries PLC	(0.1)%	1,021	52
Baltic Classifieds Group PLC	(0.1)%	1,021	52
AIB Group PLC	0.1%	(1,021)	(52)
Truecaller AB	(0.1)%	1,021	52
Aroundtown SA	(0.1)%	1,021	52
UNITE Group PLC/The	(0.1)%	1,021	52
thyssenkrupp AG	0.1%	(1,021)	(52)
Rolls-Royce Holdings PLC	0.1%	(1,021)	(52)
Serco Group PLC	0.1%	(1,021)	(52)
Ocado Group PLC	(0.1)%	1,021	52
Galp Energia SGPS SA	(0.1)%	1,021	52
SSP Group Plc	0.1%	(1,021)	(52)
Entain PLC	(0.1)%	1,021	52
Orsted AS	(0.1)%	1,021	52
Trustpilot Group PLC	(0.1)%	1,021	52
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Reference Instrument	% of Index	Notional Amount	Market Value
Nordea Bank Abp	(0.1)%	1,021	$52
Grainger PLC	(0.1)%	1,021	52
Skandinaviska Enskilda Banken	(0.1)%	1,021	52
Bank of Ireland Group PLC	0.1%	(1,021)	(52)
Diageo PLC	(0.1)%	1,021	52
Tele2 AB	0.1%	(1,021)	(52)
Edenred SE	(0.1)%	1,021	52
Wise PLC	(0.1)%	1,021	52
Trainline PLC	(0.1)%	1,021	52
easyJet PLC	(0.1)%	1,021	52
Equinor ASA	(0.1)%	1,021	52
MFE-MediaForEurope NV	0.1%	(1,021)	(52)
Total		(1,020,529)	(51,776)
Other	0.0%	(6)	0
Total		(1,020,535)	$(51,776)

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AMX	Armenia Stock Exchange
ARM	Adjustable Rate Mortgage
AS	Danish Public Limited Liability Company
BCY	Barclays Bank PLC
BOA	Bank of America NA
BTP	Italian Government Bond
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
ICE	Intercontinental Exchange
ING	Ing Bank N.V.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Mercantile Exchange
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
PAR	BNP Paribas
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated Schedule of Investments.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Schedule of Investments (Unaudited)
January 31, 2026
1. Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”)  is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on January 2, 2025.
The Fund’s investment objective is to seek to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund currently offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.
Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment adviser to the Fund. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.
Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund's business and affairs are managed under the direction of the Board of Trustees (the  “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.
2. Summary of Significant Accounting Policies

The consolidated Schedule of Investments has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Consolidated Schedule of Investments.
Security Valuation
The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.
The Fund calculates the NAV of each class of its Shares on a daily basis.
Investments held by the Fund are stated at fair value. US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants. It also establishes a fair value hierarchy (levels 1, 2, and 3) for presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Security Valuation (continued)
Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability. The determination of “observable” requires judgment.  In general, the Board, in consultation with the Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable. Unobservable inputs may be used when observable inputs are not available.  In this situation, the Fund may use one or more valuation techniques (e.g. market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.
The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables. The income approach is generally based on expected cash flows or earnings.  Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).
Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:
• Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.
• Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).
• Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment.  In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.
Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.
Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.
Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs. Certain fixed income securities are valued on the basis of quotations from broker-dealers. Fixed income securities are generally categorized as level 2 in the fair value hierarchy.
Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data. Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded. Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid price is utilized to value the option. Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates. Credit default swap contracts are valued based on inputs provided by the counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs. Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest

Wellington Global Multi-Strategy Fund
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Security Valuation (continued)
rates. Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing. Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest. Regulated investment companies are valued at the daily net asset value per share. Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. Exchange-traded funds ("ETFs") are valued based on their closing sales price on the market on which they primarily trade.  Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy. The prices of foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.
In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser and in accordance with the provisions of the Declaration of Trust. The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions. These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale. Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material. Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.
The following table summarizes the valuations of the Fund’s investments as of January 31, 2026, based on their placement within the fair value hierarchy:
Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$311,049	$1,205,686	$—	$1,516,735
Fixed Income	—	24,889,847	—	24,889,847
Fixed Income Sell-Buyback Agreements	—	273,809,676	—	273,809,676
Convertible Bonds	—	1,082,683	—	1,082,683
Bank Loans	—	2,742,222	—	2,742,222
Short-Term Investments	—	10,722,359	—	10,722,359
Purchased Options Contracts	971,160	44,674	—	1,015,834
Purchased Swaptions Contracts	—	1,212,853	—	1,212,853
Centrally Cleared Credit Default Swaps*	—	166,275	—	166,275
Centrally Cleared Interest Rate Swaps*	—	616,610	—	616,610
Total Return Swaps	—	3,383,227	—	3,383,227
Forward Currency Contracts	—	724,855	—	724,855
Futures Contracts*	444,876	—	—	444,876
Total	$1,727,085	$320,600,967	$—	$322,328,052

Liabilities
Securities Sold Short	$—	$322,585,483	$—	$322,585,483
Written Options Contracts	389,046	—	—	389,046
Written Swaptions Contracts	—	36,653	—	36,653
Bi-Lateral Credit Default Swaps	—	15,420	—	15,420

Wellington Global Multi-Strategy Fund
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
January 31, 2026
Security Valuation (continued)
Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Centrally Cleared Credit Default Swaps*	$—	$322,675	$—	$322,675
Centrally Cleared Interest Rate Swaps*	—	512,182	—	512,182
Total Return Swaps	—	2,976,611	—	2,976,611
Forward Currency Contracts	—	817,017	—	817,017
Futures Contracts*	458,983	—	—	458,983
Total	$848,029	$327,266,041	$—	$328,114,070

*	Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of Investments.
Additional information regarding categorization of investments can be found on the Consolidated Schedule of Investments.
There were no material transfers into or out of level 3 during the period ended January 31, 2026.
3. Federal income Taxes

The Fund intends to meet the requirements of the Code, applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.
The Fund intends to make distributions on an annual basis in aggregate amounts representing substantially all of the Fund’s investment company taxable income (including realized short-term capital gains), if any, earned during the period. Distributions may also include net capital gains, if any.
Because the Fund intends to qualify annually as a RIC under the Code, the Fund intends to distribute substantially all of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.